UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2014

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2014, enclosed.

Schwab International Equity ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab International Equity ETFs

Annual Report
August 31, 2014

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 12 Months Ended August 31, 2014

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

Market Price Return[1]	17.07%
NAV Return[1]	16.86%	**
FTSE Developed ex-US Index (Net)*	16.84%
ETF Category: Morningstar Foreign Large Blend[2]	18.60%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

Market Price Return[1]	19.50%
NAV Return[1]	19.84%
FTSE Developed Small Cap ex-US Liquid Index (Net)*	20.65%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	19.24%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

Market Price Return[1]	24.21%
NAV Return[1]	22.31%
FTSE Emerging Index (Net)*	22.29%
ETF Category: Morningstar Diversified Emerging Markets[2]	18.29%

Performance Details	pages 10-11

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	The total returns cited are for the FTSE Developed ex-US Index (Net), the FTSE Developed Small Cap ex-US Liquid Index (Net), and the FTSE Emerging Index (Net), which are calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
**	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding the Schwab International Equity ETFs. These funds are part of our line-up of products that is designed to serve as the foundation of an investor’s portfolio. The funds track international stock indices constructed by industry-leading index providers, and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.

For the 12-month reporting period ended August 31, 2014, the funds generated double-digit returns that generally tracked their respective indices. Efforts by many of the world’s central banks to stimulate economic growth by keeping short-term interest rates low supported these results, making financing more affordable for businesses and households. This was particularly true in Europe and Japan, where the European Central Bank and Bank of Japan kept interest rates at extremely low levels.

Stocks in emerging markets outperformed developed international markets overall, but both markets performed well in U.S. dollar terms. Some signs of stabilizing economic conditions among select emerging markets helped, as did relatively attractive stock valuations, and the continuation of low U.S. interest rates. By comparison, Russian stocks

 Asset Class Performance Comparison % returns during the 12 months ended 8/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

25.25%	S&P 500® Index: measures U.S. large-cap stocks

17.68%	Russell 2000® Index: measures U.S. small-cap stocks

16.43%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.66%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Barclays U.S. Treasury Bills 1—3 Months Index: measures short-term U.S. Treasury obligations

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab International Equity ETFs 3

From the President continued

For the 12-month reporting period ended August 31, 2014, the funds generated double-digit returns that generally tracked their respective indices.

struggled amid geopolitical tensions in the region, increasing market volatility and reducing returns.1 Reflecting these conditions, the FTSE Emerging Index returned 22.3%, and the FTSE Developed ex-U.S. Index returned 16.8%.2 Currency fluctuations played a role in these results, with emerging market currencies in particular generally strengthening versus the U.S. dollar, enhancing returns in U.S. dollar terms.

For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

[1]	To find out more information, please read “Investments in Russian Securities” in the “News & Events” section on www.schwabetfs.com.
[2]	The total returns cited for the FTSE Developed ex-U.S. Index and the FTSE Emerging Index are net of foreign withholding taxes.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab International Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab International Equity ETFs 5

Schwab International Equity ETF™

The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex-US Index (the index). The index is comprised of large and mid capitalization companies in developed countries outside the U.S., as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 17.07% and its NAV return was 16.86% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 16.84%* during the same period.

Market Highlights. Large-cap international stocks generated positive returns for the 12-month reporting period, despite a hesitant recovery in the euro zone and heightened geopolitical tensions. Efforts by the European Central Bank to stimulate economic growth helped, with some pockets of improvement emerging. In addition, many foreign currencies appreciated versus the U.S. dollar, increasing the returns of overseas equities in U.S. dollar terms.

Contributors and Detractors. Stocks from the United Kingdom were among the biggest contributors to the returns of both the index and the fund. United Kingdom companies represented an average weight of approximately 17% of the fund and returned roughly 17% in U.S. dollar terms. One example from this market is AstraZeneca plc, a company that researches, manufactures, and sells pharmaceutical and medical products. The fund’s holdings of AstraZeneca plc represented one of the fund’s largest positions in the United Kingdom and returned approximately 61%.

Japanese stocks also provided meaningful contributions to the returns of the index and the fund. Stocks from Japan represented an average weight of 19% of the fund and returned roughly 11% in U.S. dollar terms. One example from this market is Astellas Pharma, Inc., a pharmaceutical company committed to the therapeutic fields of urology, immunology, oncology, neuroscience and diabetes complications, and metabolic diseases. The fund’s holdings of Astellas Pharma, Inc. returned approximately 44%.

Austrian stocks were among the biggest detractors from the returns generated by the index and the fund. Austrian companies represented an average weight of less than 1% of the fund and returned roughly -5% in U.S. dollar terms. One example from this market is Erste Group Bank AG, a universal bank. The fund’s holdings of Erste Group Bank AG returned approximately -19%.

Stocks from Portugal also detracted from the performance of the index and the fund. Portuguese stocks represented an average weight of less than 1% of the fund and returned roughly -1% in U.S. dollar terms. Banco Espirito Santo, S.A., a company that provides commercial and investment banking services, is one example from this market. The fund’s holdings of Banco Espirito Santo, S.A. detracted from performance and returned approximately -83%.

As of 08/31/14:

 Statistics

Number of Holdings	1,170
Weighted Average Market Cap ($ x 1,000,000)	$61,775
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	7%

 Sector Weightings % of Investments

Financials	26.1%
Industrials	12.6%
Consumer Discretionary	11.4%
Consumer Staples	10.1%
Health Care	9.6%
Materials	8.6%
Energy	8.2%
Information Technology	5.4%
Telecommunication Services	4.3%
Utilities	3.4%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.5%
Novartis AG – Reg’d	1.3%
HSBC Holdings plc	1.3%
Roche Holding AG	1.3%
Royal Dutch Shell plc, A Shares	1.0%
Toyota Motor Corp.	0.9%
BP plc	0.9%
Total S.A.	0.8%
Samsung Electronics Co., Ltd. GDR – Reg’d	0.8%
Sanofi	0.8%
Total	10.6%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	The total return cited for the FTSE Developed ex-US Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab International Equity ETFs

 Schwab International Equity ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year		3 Years	Since Inception**

Fund: Schwab International Equity ETFtm (11/3/09)
Market Price Return[2]	17.07%		10.58%	8.04%
NAV Return[2]	16.86%	*	10.57%	8.02%
FTSE Developed ex-US Index (Net)[3]	16.84%		10.55%	8.12%
ETF Category: Morningstar Foreign Large Blend[4]	18.60%		10.10%	8.22%

Fund Expense Ratio5: 0.08%

 Country Weightings % of Investments

Japan	18.9%
United Kingdom	18.5%
Canada	8.5%
France	7.9%
Switzerland	7.7%
Germany	7.4%
Australia	7.2%
Republic of Korea	4.0%
Hong Kong	3.1%
Spain	3.0%
Other Countries	13.8%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
**	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the FTSE Developed ex-US Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab International Equity ETFs 7

Schwab International Small-Cap Equity ETF™

The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex-US Liquid Index (the index). The index is comprised of small capitalization companies in developed countries outside the U.S., as defined by the index provider. The index defines the small capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free-float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

Performance. During the 12-month reporting period ended August 31, 2014, the fund generally tracked the index. The fund’s market price return was 19.50% and its NAV return was 19.84% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 20.65%* during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. The additional performance difference is attributable primarily to optimization of the fund’s holdings and cash drag from the fund’s cash and accruals.

Market Highlights. Small-cap international stocks generated positive returns for the 12-month reporting period, despite a hesitant recovery in the euro zone and heightened geopolitical tensions. Efforts by the European Central Bank to stimulate economic growth helped, with some pockets of improvement emerging. In addition, many foreign currencies appreciated versus the U.S. dollar, increasing the returns of overseas equities in U.S. dollar terms.

Contributors and Detractors. United Kingdom stocks were the top contributors to the performances of the index and the fund. Shares of United Kingdom companies represented an average weight of approximately 21% and returned roughly 20% for the fund in U.S. dollar terms. One example from this market is Ashtead Group plc, an international equipment rental company servicing customers in the U.S. and United Kingdom. The fund’s holdings of Ashtead Group plc returned approximately 53%.

Canadian stocks also provided meaningful contributions to the returns of the index and the fund. Stocks from Canada represented an average weight of 17% of the fund and returned roughly 24% in U.S. dollar terms. One example from this market is Keyera Corp., an independent natural gas and natural gas liquids midstream company that operates in western Canada. The fund’s holdings of Keyera Corp. returned approximately 67%.

Stocks from Israel also generated positive returns for the 12-month reporting period, but represented the smallest contribution to the overall returns of the index and the fund. Israeli stocks represented an average weight of less than 1% of the fund and returned approximately 2% in U.S. dollar terms. One example from this market is Mazor Robotics Ltd., a developer of surgical robots and complementing products. Despite this market’s positive returns, the fund’s holdings of Mazor Robotics Ltd. detracted from performance and returned approximately -44%.

Hong Kong stocks generated positive returns for the index and the fund, but were also among the smallest contributors to performance. Stocks from Hong Kong represented an average weight of almost 2% of the fund and returned roughly 4% in U.S. dollar terms. Sa Sa International Holdings Ltd., a cosmetic retailer and wholesaler, is one example from this market. The fund’s holdings of Sa Sa International Holdings Ltd. detracted from performance and returned approximately -17%.

As of 08/31/14:

 Statistics

Number of Holdings	1,413
Weighted Average Market Cap ($ x 1,000,000)	$2,491
Price/Earnings Ratio (P/E)	25.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	16%

 Sector Weightings % of Investments

Financials	20.6%
Industrials	20.3%
Consumer Discretionary	16.2%
Materials	9.6%
Energy	9.5%
Information Technology	8.5%
Health Care	5.8%
Consumer Staples	4.8%
Utilities	2.5%
Telecommunication Services	1.4%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Tourmaline Oil Corp.	0.5%
Keyera Corp.	0.4%
Gildan Activewear, Inc.	0.4%
Methanex Corp.	0.4%
Open Text Corp.	0.4%
Baytex Energy Corp.	0.4%
Vermillion Energy, Inc.	0.4%
Banca Monte dei Paschi di Siena S.p.A.	0.4%
Onex Corp.	0.3%
AltaGas Ltd.	0.3%
Total	3.9%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	The total return cited for the FTSE Developed Small Cap ex-US Liquid Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab International Equity ETFs

 Schwab International Small-Cap Equity ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
Market Price Return[2]	19.50%	10.33%	9.21%
NAV Return[2]	19.84%	10.06%	9.15%
FTSE Developed Small Cap ex-US Liquid Index (Net)[3]	20.65%	10.20%	9.42%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	19.24%	10.78%	9.15%

Fund Expense Ratio5: 0.19%

 Country Weightings % of Investments

United Kingdom	19.7%
Canada	18.0%
Japan	15.0%
Australia	5.3%
Republic of Korea	4.8%
Germany	4.5%
Italy	3.7%
Switzerland	3.5%
Sweden	3.4%
France	3.2%
Other Countries	18.9%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the FTSE Developed Small Cap ex-US Liquid Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab International Equity ETFs 9

Schwab Emerging Markets Equity ETF™

The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index is comprised of the large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 24.21% and its NAV return was 22.31% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 22.29%* during the same period.

Market Highlights. Emerging markets generated positive overall returns for the 12-month reporting period. Unexpectedly steady economic growth and an acceleration in manufacturing activity in many countries helped select markets overcome geopolitical tensions. In addition, high-profile elections in countries such as India and Indonesia helped to generate confidence in some emerging market economies, contributing positively to returns, as did the U.S. Federal Reserve’s decision to keep short-term interest rates low for the time being.

Contributors and Detractors. Stocks from India contributed the most to the returns generated by both the index and the fund. Indian stocks represented approximately 10% of the fund and returned roughly 59% in U.S. dollar terms. One example from this market is India’s Housing Development Finance Corp. (HDFC), which provides long-term housing loans to low and middle income individuals, and to corporations. The fund’s holdings of HDFC returned approximately 65%.

Brazilian stocks also provided meaningful contributions to the returns of the index and the fund. Stocks from Brazil represented an average weight of 13% of the fund and returned roughly 32% in U.S. dollar terms. One example from this market is Itaú Unibanco Holding S.A., a company that attracts deposits and offers retail, commercial, corporate, and private banking services. The fund’s holdings of sponsored American depositary receipts representing preferred stock of Itaú Unibanco Holding S.A. returned approximately 68%.

Russian stocks were among the few detractors from the returns of the index and the fund. Stocks from Russia represented an average weight of approximately 6% of the fund and returned roughly -4% in U.S. dollar terms. One example from this market is sponsored American depositary receipts of Sberbank Russia, a Russian commercial banking and financial services provider. The fund’s holdings of Sberbank Russia returned approximately -20%.

Stocks from Chile also detracted from the performance of the index and the fund. Chilean stocks represented an average weight of almost 2% of the fund and returned roughly -4% in U.S. dollar terms. Cencosud S.A., a multi-brand retailer in South America, is one example from this market. The fund’s holdings of Cencosud S.A. detracted more from performance for the 12-month reporting period than any other position within this market and returned approximately -25%.

As of 08/31/14:

 Statistics

Number of Holdings	669
Weighted Average Market Cap ($ x 1,000,000)	$43,935
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1]	9%

 Sector Weightings % of Investments

Financials	29.3%
Information Technology	12.4%
Energy	12.5%
Materials	8.9%
Consumer Staples	8.4%
Telecommunication Services	8.3%
Consumer Discretionary	7.2%
Industrials	6.0%
Utilities	3.8%
Health Care	2.1%
Other	1.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.7%
Tencent Holdings Ltd.	2.0%
China Mobile Ltd.	1.7%
China Construction Bank Corp., H Shares	1.4%
Naspers Ltd., N Shares	1.3%
Itau Unibanco Holding S.A. ADR	1.3%
Industrial & Commercial Bank of China Ltd., H Shares	1.3%
Petroleo Brasileiro S.A., Preferred Stock	1.2%
Hon Hai Precision Industry, Co., Ltd.	1.1%
Gazprom OAO ADR	1.1%
Total	15.1%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	The total return cited for the FTSE Emerging Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab International Equity ETFs

 Schwab Emerging Markets Equity ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
Market Price Return[2]	24.21%	4.07%	3.86%
NAV Return[2]	22.31%	4.06%	3.79%
FTSE Emerging Index (Net)[3]	22.29%	4.31%	4.12%
ETF Category: Morningstar Diversified Emerging Markets[4]	18.29%	2.92%	2.85%

Fund Expense Ratio5: 0.14%

 Country Weightings % of Investments

China	20.9%
Brazil	14.1%
Taiwan	13.3%
India	10.4%
South Africa	9.3%
Mexico	5.9%
Malaysia	4.8%
Russia	4.5%
Thailand	3.1%
Indonesia	2.7%
Other Countries	11.0%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark owned by the London Stock Exchange Group companies and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the FTSE Emerging Index is net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab International Equity ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab International Equity ETFtm
Actual Return	0.08%	$1,000.00	$1,027.30	$0.41
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab International Small-Cap Equity ETFtm
Actual Return	0.19%	$1,000.00	$1,006.30	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

Schwab Emerging Markets Equity ETFtm
Actual Return	0.14%	$1,000.00	$1,172.40	$0.77
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.50	$0.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab International Equity ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.32	24.96	25.99	23.82	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.88	0.66	0.76	0.68	0.38
Net realized and unrealized gains (losses)	3.87	3.42	(1.04)	1.96 [2]	(1.52)

Total from investment operations	4.75	4.08	(0.28)	2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.70)	(0.72)	(0.75)	(0.47)	(0.04)

Net asset value at end of period	32.37	28.32	24.96	25.99	23.82

Total return (%)	16.90	16.55	(0.75)	11.04	(4.57)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.09 [4]	0.09	0.13	0.13	0.14 [5,6]
Net investment income (loss)	3.44	3.03	3.40	3.10	2.94 [5]
Portfolio turnover rate[7]	7	9	8	6	6 [3]
Net assets, end of period ($ x 1,000)	2,654,016	1,464,105	768,666	634,208	285,869

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Effective April 18, 2014, the annual operating expense ratio was reduced to 0.08%. The ratio presented for period ended 8/31/14 is a blended ratio.
5 Annualized.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	2,325,188,864	2,631,180,543
0.3%	Other Investment Companies	7,427,616	7,427,616
0.4%	Preferred Stock	9,451,515	10,886,677
0.0%	Rights	—	85,210
0.0%	Short-Term Investments	307,998	307,998

99.8%	Total Investments	2,342,375,993	2,649,888,044
0.2%	Other Assets andLiabilities, Net		4,127,948

100.0%	Net Assets		2,654,015,992

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	447,720	0.5	13,998,892
BHP Billiton Ltd.	512,500	0.7	17,577,438
Commonwealth Bank of Australia	268,163	0.8	20,396,095
National Australia Bank Ltd.	373,920	0.5	12,310,400
Westpac Banking Corp.	518,721	0.6	16,999,992
Other Securities		4.1	109,531,961

		7.2	190,814,778

Austria 0.2%
Other Securities		0.2	5,731,430

Belgium 1.0%
Anheuser-Busch InBev N.V.	126,523	0.5	14,090,776
Other Securities		0.5	12,989,411

		1.0	27,080,187

Canada 8.5%
Royal Bank of Canada	239,480	0.7	17,831,574
The Bank of Nova Scotia	199,260	0.5	13,233,179
The Toronto-Dominion Bank	328,000	0.7	17,310,901
Other Securities		6.6	176,116,837

		8.5	224,492,491

Denmark 1.3%
Novo Nordisk A/S, B Shares	319,825	0.6	14,645,711
Other Securities		0.7	19,908,186

		1.3	34,553,897

Finland 0.7%
Other Securities		0.7	19,573,392

France 7.9%
BNP Paribas S.A.	164,820	0.4	11,154,646
Sanofi	187,780	0.8	20,653,213
Total S.A.	333,740	0.8	22,063,645
Other Securities		5.9	156,721,485

		7.9	210,592,989

Germany 7.0%
Allianz SE - Reg’d	73,800	0.5	12,617,777
BASF SE	153,340	0.6	15,812,974
Bayer AG - Reg’d	135,340	0.7	18,192,442
Daimler AG - Reg’d	164,040	0.5	13,448,417
SAP SE	146,994	0.4	11,462,336
Siemens AG - Reg’d	127,920	0.6	16,064,433
Other Securities		3.7	97,044,343

		7.0	184,642,722

Greece 0.1%
Other Securities		0.1	2,291,196

Hong Kong 3.1%
AIA Group Ltd.	1,992,200	0.4	10,873,346
Other Securities		2.7	72,437,606

		3.1	83,310,952

Ireland 0.2%
Other Securities		0.2	5,293,614

Israel 0.5%
Other Securities		0.5	14,240,715

Italy 2.1%
Eni S.p.A.	403,440	0.4	10,086,186
Other Securities		1.7	44,979,016

		2.1	55,065,202

Japan 18.9%
Honda Motor Co., Ltd.	286,900	0.4	9,701,879
Mitsubishi UFJ Financial Group, Inc.	2,386,500	0.5	13,742,160
SoftBank Corp.	152,400	0.4	11,011,353
Toyota Motor Corp.	436,970	0.9	24,934,862
Other Securities		16.7	442,035,369

		18.9	501,425,623

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.4%
Unilever N.V. CVA	264,905	0.4	11,038,494
Other Securities		2.0	52,492,993

		2.4	63,531,487

New Zealand 0.2%
Other Securities		0.2	4,407,819

Norway 0.7%
Other Securities		0.7	19,204,019

Portugal 0.1%
Other Securities		0.1	3,948,133

Republic of Korea 4.0%
Samsung Electronics Co., Ltd. GDR - Reg’d	34,879	0.8	21,241,311
Other Securities		3.2	84,204,731

		4.0	105,446,042

Singapore 1.3%
Other Securities		1.3	34,362,523

Spain 3.0%
Banco Bilbao Vizcaya Argentaria S.A.	927,420	0.4	11,250,916
Banco Santander S.A.	1,951,600	0.7	19,511,219
Telefonica S.A.	657,797	0.4	10,458,056
Other Securities		1.5	39,384,850

		3.0	80,605,041

Sweden 2.5%
Other Securities		2.5	67,051,506

Switzerland 7.7%
Nestle S.A. - Reg’d	521,520	1.5	40,572,474
Novartis AG - Reg’d	389,500	1.3	35,022,465
Roche Holding AG	114,800	1.3	33,555,670
UBS AG - Reg’d *	625,830	0.4	11,247,652
Other Securities		3.2	83,148,577

		7.7	203,546,838

United Kingdom 18.5%
AstraZeneca plc	205,965	0.6	15,621,704
BG Group plc	549,485	0.4	10,964,367
BHP Billiton plc	357,520	0.4	11,325,799
BP plc	3,094,680	0.9	24,754,336
British American Tobacco plc	295,282	0.7	17,425,982
Diageo plc	410,000	0.5	12,089,504
GlaxoSmithKline plc	778,535	0.7	19,064,564
Glencore plc *	1,636,733	0.4	9,850,766
HSBC Holdings plc	3,163,560	1.3	34,255,289
Lloyds Banking Group plc *	8,849,440	0.4	11,209,171
Prudential plc	464,220	0.4	11,178,816
Reckitt Benckiser Group plc	114,800	0.4	10,009,333
Rio Tinto plc	213,552	0.4	11,396,878
Royal Dutch Shell plc, A Shares	630,981	1.0	25,547,826
Royal Dutch Shell plc, B Shares	404,370	0.6	17,094,484
Vodafone Group plc	4,404,710	0.6	15,124,005
Other Securities		8.8	233,055,123

		18.5	489,967,947

Total Common Stock
(Cost $2,325,188,864)			2,631,180,543

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.3%
Other Securities		0.3	6,727,585

Securities Lending Collateral 0.0%
Other Securities		0.0	700,031

Total Other Investment Companies
(Cost $7,427,616)			7,427,616

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	10,886,677

Total Preferred Stock
(Cost $9,451,515)			10,886,677

Rights 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	85,210

Total Rights
(Cost $—)			85,210

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	307,998

Total Short-Term Investment
(Cost $307,998)			307,998

End of Investments.

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $2,350,253,453 and the unrealized appreciation and depreciation were $359,525,332 and ($59,890,741), respectively, with a net unrealized appreciation of $299,634,591.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $658,392.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $302,948 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 09/19/14	20	1,920,800	45,664

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,547,869,591	$—	$—	$2,547,869,591
Hong Kong[1]	67,960,280	—	—	67,960,280
Banks	6,448,443	—	217,738	6,666,181
Capital Goods	8,570,938	—	113,553	8,684,491
Other Investment Companies[1]	7,427,616	—	—	7,427,616
Preferred Stock[1]	10,886,677	—	—	10,886,677
Rights[1]
Singapore[1]	—	—	85,210	85,210
Short-Term Investments[1]	—	307,998	—	307,998

Total	$2,649,163,545	$307,998	$416,501	$2,649,888,044

Other Financial Instruments
Futures Contracts[2]	$45,664	$—	$—	$45,664

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$467	($9)	($36,531)	$370,484	($3,120)	$—	$—	$331,291
Portgual	—	—	(732,419)	617,020	—	115,399	—	—
Rights
Italy	44	—	(44)	—	—	—	—	—
Singapore	—	—	85,210	—	—	—	—	85,210

Total	$511	($9)	($683,784)	$987,504	($3,120)	$115,399	$—	$416,501

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 investments held by the fund at August 31, 2014 was ($486,307).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2014.

See financial notes 17

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $2,341,675,962) including securities on loan of $658,392		$2,649,188,013
Collateral invested for securities on loan, at value (cost $700,031)	+	700,031

Total investments, at value (cost $2,342,375,993)		2,649,888,044
Foreign currency, at value (cost $3,804,260)		3,807,909
Receivables:
Fund shares sold		18,576,387
Dividends		6,000,199
Foreign tax reclaims		1,492,439
Income from securities on loan	+	2,573

Total assets		2,679,767,551

Liabilities

Collateral held for securities on loan		700,031
Payables:
Investments bought		23,684,636
Investment adviser fees		34,646
Due to custodian		1,331,746
Variation margin on futures contracts	+	500

Total liabilities		25,751,559

Net Assets

Total assets		2,679,767,551
Total liabilities	−	25,751,559

Net assets		$2,654,015,992

Net Assets by Source
Capital received from investors		2,339,089,534
Net investment income not yet distributed		55,410,148
Net realized capital losses		(47,994,462)
Net unrealized capital appreciation		307,510,772

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,654,015,992		82,000,000		$32.37

18 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends (net of foreign withholding tax of $5,543,069)		$72,728,251
Interest		125,404
Securities on loan	+	505,357

Total investment income		73,359,012

Expenses

Investment adviser fees		1,784,166

Total expenses	−	1,784,166

Net investment income		71,574,846

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(9,169,600)
Net realized gains on futures contracts		4,519
Net realized gains on foreign currency transactions	+	56,450

Net realized losses		(9,108,631)
Net change in unrealized appreciation (depreciation) on investments		217,566,568
Net change in unrealized appreciation (depreciation) on futures contracts		45,664
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(12,996)

Net change in unrealized appreciation (depreciation)	+	217,599,236

Net realized and unrealized gains		208,490,605

Increase in net assets resulting from operations		$280,065,451

See financial notes 19

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$71,574,846	$34,368,378
Net realized losses		(9,108,631)	(10,635,508)
Net change in unrealized appreciation (depreciation)	+	217,599,236	116,473,721

Increase in net assets resulting from operations		280,065,451	140,206,591

Distributions to Shareholders

Distributions from net investment income		($41,541,200)	($26,201,560)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,300,000	$951,386,985	21,400,000	$595,025,541
Shares redeemed	+	—	—	(500,000)	(13,592,136)

Net transactions in fund shares		30,300,000	$951,386,985	20,900,000	$581,433,405

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,700,000	$1,464,104,756	30,800,000	$768,666,320
Total increase	+	30,300,000	1,189,911,236	20,900,000	695,438,436

End of period		82,000,000	$2,654,015,992	51,700,000	$1,464,104,756

Net investment income not yet distributed			$55,410,148		$25,144,598

20 See financial notes

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	1/13/10[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.61	24.94	27.48	23.54	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.71	0.76	0.67	0.72	0.21
Net realized and unrealized gains (losses)	4.90	3.72	(2.39)	3.88	(1.67)

Total from investment operations	5.61	4.48	(1.72)	4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.90)	(0.81)	(0.82)	(0.66)	—

Net asset value at end of period	33.32	28.61	24.94	27.48	23.54

Total return (%)	19.84	18.23	(5.91)	19.52	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.19	0.21 [3]	0.35	0.35	0.35	[4]
Net investment income (loss)	2.21	2.86	2.65	2.46	2.18	[4]
Portfolio turnover rate[5]	16	20	25	18	7	[2]
Net assets, end of period ($ x 1,000)	403,229	280,422	159,610	162,139	58,848

1 Commencement of operations.
2 Not annualized.
3 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 21

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	339,185,692	399,996,838
1.0%		Other Investment Companies	3,927,865	4,297,156
0.3%		Preferred Stock	967,782	1,134,218

100.5%		Total Investments	344,081,339	405,428,212
(0	.5)%	Other Assets andLiabilities, Net		(2,198,756)

100.0%		Net Assets		403,229,456

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Australia 5.3%
Other Securities		5.3	21,558,989

Austria 0.7%
Other Securities		0.7	3,009,752

Belgium 1.5%
Other Securities		1.5	6,185,150

Canada 18.1%
AltaGas Ltd.	28,258	0.3	1,369,982
Atco Ltd., Class I	21,738	0.2	937,655
Baytex Energy Corp.	33,120	0.4	1,484,484
CCL Industries, Inc., Class B	9,448	0.2	987,173
Dollarama, Inc.	14,293	0.3	1,219,731
Enerplus Corp.	42,392	0.2	972,700
Gibson Energy, Inc.	28,258	0.2	949,531
Gildan Activewear, Inc.	28,258	0.4	1,623,972
Home Capital Group, Inc.	19,549	0.2	977,134
Industrial Alliance Insurance & Financial Services, Inc.	23,540	0.3	1,018,638
Keyera Corp.	18,703	0.4	1,649,347
Methanex Corp.	23,794	0.4	1,594,675
Onex Corp.	23,510	0.3	1,372,130
Open Text Corp.	28,258	0.4	1,591,149
Peyto Exploration & Development Corp.	28,258	0.2	1,003,716
Precision Drilling Corp.	70,650	0.2	902,705
Stantec, Inc.	12,643	0.2	863,652
Tourmaline Oil Corp. *	40,975	0.5	2,080,197
Vermilion Energy, Inc.	21,684	0.4	1,413,883
Other Securities		12.4	48,785,941

		18.1	72,798,395

Denmark 1.3%
GN Store Nord A/S	44,961	0.3	1,024,677
Jyske Bank A/S *	18,637	0.3	1,018,199
Other Securities		0.7	3,287,550

		1.3	5,330,426

Finland 1.9%
Elisa Oyj	39,240	0.3	1,070,953
Other Securities		1.6	6,624,418

		1.9	7,695,371

France 3.2%
Ingenico	9,150	0.2	881,270
Teleperformance	14,189	0.2	923,087
Other Securities		2.8	11,155,656

		3.2	12,960,013

Germany 4.4%
Wirecard AG	27,898	0.3	1,044,908
Other Securities		4.1	16,528,990

		4.4	17,573,898

Greece 0.8%
Other Securities		0.8	3,062,140

Hong Kong 2.0%
Other Securities		2.0	8,016,443

Ireland 0.6%
Other Securities		0.6	2,467,191

Israel 0.4%
Other Securities		0.4	1,600,313

Italy 3.6%
Banca Monte dei Paschi di Siena S.p.A. *	929,955	0.3	1,393,978
Other Securities		3.3	13,326,031

		3.6	14,720,009

Japan 15.1%
Other Securities		15.1	60,832,479

Netherlands 1.8%
Delta Lloyd N.V.	39,822	0.2	961,736
Other Securities		1.6	6,182,980

		1.8	7,144,716

22 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

New Zealand 0.6%
Other Securities		0.6	2,599,514

Norway 1.9%
Marine Harvest A.S.A.	63,593	0.2	863,218
Other Securities		1.7	6,809,420

		1.9	7,672,638

Portugal 0.7%
Banco Comercial Portugues S.A. - Reg’d *	8,029,047	0.3	1,094,602
Other Securities		0.4	1,592,243

		0.7	2,686,845

Republic of Korea 4.8%
Hotel Shilla Co., Ltd.	7,420	0.2	870,832
Other Securities		4.6	18,414,487

		4.8	19,285,319

Singapore 2.1%
Other Securities		2.1	8,534,234

Spain 1.8%
Other Securities		1.8	7,240,379

Sweden 3.4%
Trelleborg AB, B Shares	63,479	0.3	1,218,360
Other Securities		3.1	12,378,596

		3.4	13,596,956

Switzerland 3.4%
Dufry AG - Reg’d *	7,260	0.3	1,240,585
Other Securities		3.1	12,417,382

		3.4	13,657,967

United Kingdom 19.8%
Amlin plc	116,478	0.2	870,290
BTG plc *	92,378	0.2	982,634
Capital & Counties Properties plc	165,242	0.2	917,679
DCC plc	19,676	0.3	1,168,526
Derwent London plc	22,784	0.3	1,056,073
Dixons Carphone plc	193,716	0.3	1,108,625
DS Smith plc	240,203	0.3	1,132,924
Great Portland Estates plc	83,579	0.2	911,246
Hikma Pharmaceuticals plc	34,688	0.2	994,891
Hiscox Ltd.	80,954	0.2	872,543
Howden Joinery Group plc	152,344	0.2	894,120
IG Group Holdings plc	86,073	0.2	867,680
Inchcape plc	108,793	0.3	1,219,576
Pennon Group plc	77,717	0.3	1,049,972
Provident Financial plc	32,597	0.3	1,157,957
Rightmove plc	22,576	0.2	944,825
Rotork plc	19,079	0.2	873,250
Spirax-Sarco Engineering plc	18,626	0.2	915,620
Other Securities		15.5	61,829,270

		19.8	79,767,701

Total Common Stock
(Cost $339,185,692)			399,996,838

Other Investment Companies 1.0% of net assets

Australia 0.0%
Other Securities		0.0	88,881

Switzerland 0.1%
Other Securities		0.1	670,993

United Kingdom 0.1%
Other Securities		0.1	316,116

United States 0.8%
Equity Fund 0.1%
Other Securities		0.1	256,350

Money Market Fund 0.0%
Other Securities		0.0	49,859

Securities Lending Collateral 0.7%
Other Securities		0.7	2,914,957

		0.8	3,221,166

Total Other Investment Companies
(Cost $3,927,865)			4,297,156

Preferred Stock 0.3% of net assets

Germany 0.2%
Other Securities		0.2	740,157

Italy 0.1%
Other Securities		0.1	394,061

Total Preferred Stock
(Cost $967,782)			1,134,218

End of Investments.

See financial notes 23

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $350,858,079 and the unrealized appreciation and depreciation were $72,065,938 and ($17,495,805), respectively, with a net unrealized appreciation of $54,570,133.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $27,964 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,703,109.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $153,692 or 0.0% of net assets.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$363,181,027	$—	$—	$363,181,027
Australia	21,465,701	—	93,288	21,558,989
Hong Kong	7,908,574	—	107,869	8,016,443
Spain	7,212,415	—	27,964	7,240,379
Other Investment Companies[1]	4,297,156	—	—	4,297,156
Preferred Stock[1]	1,134,218	—	—	1,134,218

Total	$405,199,091	$—	$229,121	$405,428,212

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Australia	$—	$137	($8,882)	$103,014	($981)	$—	$—	$93,288
Hong Kong	—	—	(11,762)	119,631	—	—	—	107,869
Spain	—	—	(125,141)	153,105	—	—	—	27,964
Rights
Australia	13,988	8,461	(13,988)	—	(8,461)	—	—	—

Total	$13,988	$8,598	($159,773)	$375,750	($9,442)	$—	$—	$229,121

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2014 was ($159,773).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

24 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $341,166,382) including securities on loan of $2,703,109		$402,513,255
Collateral invested for securities on loan, at value (cost $2,914,957)	+	2,914,957

Total investments, at value (cost $344,081,339)		405,428,212
Foreign currency, at value (cost $208,155)		207,208
Receivables:
Investments sold		784,232
Dividends		507,718
Foreign tax reclaims		84,587
Income from securities on loan	+	6,762

Total assets		407,018,719

Liabilities

Collateral held for securities on loan		2,914,957
Payables:
Investments bought		631,699
Investment adviser fees		12,607
Due to custodian	+	230,000

Total liabilities		3,789,263

Net Assets

Total assets		407,018,719
Total liabilities	−	3,789,263

Net assets		$403,229,456

Net Assets by Source
Capital received from investors		363,004,634
Net investment income not yet distributed		1,843,057
Net realized capital losses		(22,960,046)
Net unrealized capital appreciation		61,341,811

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$403,229,456		12,100,000		$33.32

See financial notes 25

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends (net of foreign withholding tax of $871,839)		$8,342,201
Interest		3
Securities on loan	+	239,898

Total investment income		8,582,102

Expenses

Investment adviser fees		695,136

Total expenses	−	695,136

Net investment income		7,886,966

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,185,596)
Net realized gains on in-kind redemptions		14,142,786
Net realized losses on futures contracts		(22,327)
Net realized losses on foreign currency transactions	+	(4,647)

Net realized gains		8,930,216
Net change in unrealized appreciation (depreciation) on investments		41,049,829
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,929

Net change in unrealized appreciation (depreciation)	+	41,051,758

Net realized and unrealized gains		49,981,974

Increase in net assets resulting from operations		$57,868,940

26 See financial notes

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$7,886,966	$6,497,603
Net realized gains (losses)		8,930,216	(1,029,360)
Net change in unrealized appreciation (depreciation)	+	41,051,758	28,483,543

Increase in net assets resulting from operations		57,868,940	33,951,786

Distributions to Shareholders

Distributions from net investment income		($9,580,780)	($6,079,500)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,400,000	$110,086,847	4,100,000	$112,716,098
Shares redeemed	+	(1,100,000)	(35,567,269)	(700,000)	(19,776,267)

Net transactions in fund shares		2,300,000	$74,519,578	3,400,000	$92,939,831

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,800,000	$280,421,718	6,400,000	$159,609,601
Total increase	+	2,300,000	122,807,738	3,400,000	120,812,117

End of period		12,100,000	$403,229,456	9,800,000	$280,421,718

Net investment income not yet distributed			$1,843,057		$2,553,743

See financial notes 27

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	1/13/10[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	22.94	23.65	26.10	24.30	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.63	0.50	0.63	0.62	0.27
Net realized and unrealized gains (losses)	4.40	(0.65)	(2.51)	1.41 [2]	(0.97)

Total from investment operations	5.03	(0.15)	(1.88)	2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.63)	(0.56)	(0.57)	(0.23)	—

Net asset value at end of period	27.34	22.94	23.65	26.10	24.30

Total return (%)	22.31	(0.89)	(7.04)	8.31	(2.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.14	0.15	0.25	0.25	0.30	[4,5]
Net investment income (loss)	2.89	2.63	2.96	2.78	2.94	[4]
Portfolio turnover rate[6]	9	15	9	9	23	[3]
Net assets, end of period ($ x 1,000)	1,273,840	811,915	515,595	396,661	148,222

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

28 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

95.4%		Common Stock	1,097,678,142	1,215,693,628
1.1%		Other Investment Companies	13,893,281	13,965,671
4.2%		Preferred Stock	45,754,735	53,222,010
0.0%		Warrants	—	—
0.0%		Short-Term Investments	57,999	57,999

100.7%		Total Investments	1,157,384,157	1,282,939,308
(0	.7)%	Other Assets andLiabilities, Net		(9,099,606)

100.0%		Net Assets		1,273,839,702

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 95.4% of net assets

Brazil 10.2%
AMBEV S.A. ADR	1,592,270	0.9	11,607,648
Banco do Brasil S.A.	308,445	0.4	4,823,352
BRF S.A. ADR	299,638	0.6	7,988,349
Cielo S.A.	261,629	0.4	4,906,238
Itau Unibanco Holding S.A. ADR	949,708	1.3	17,094,744
Petroleo Brasileiro S.A.	1,258,200	1.0	12,449,576
Vale S.A.	457,249	0.5	5,950,746
Vale S.A. ADR	693,874	0.6	8,083,632
Other Securities		4.5	57,266,363

		10.2	130,170,648

Chile 1.5%
Other Securities		1.5	19,010,016

China 21.0%
Bank of China Ltd., H Shares	25,164,000	0.9	11,688,858
China Construction Bank Corp., H Shares	23,951,000	1.4	17,800,657
China Life Insurance Co., Ltd., H Shares	2,622,000	0.6	7,527,532
China Mobile Ltd.	1,743,500	1.7	21,686,471
China Petroleum & Chemical Corp., H Shares	8,456,000	0.7	8,575,855
CNOOC Ltd.	5,592,000	0.9	11,241,506
Industrial & Commercial Bank of China Ltd., H Shares	24,209,336	1.3	16,055,946
PetroChina Co., Ltd., H Shares	7,456,000	0.8	10,582,505
Ping An Insurance Group Co. of China Ltd., H Shares	699,000	0.4	5,691,103
Tencent Holdings Ltd.	1,568,200	2.0	25,596,576
Other Securities		10.3	131,358,315

		21.0	267,805,324

Colombia 1.0%
Other Securities		1.0	12,410,414

Czech Republic 0.3%
Other Securities		0.3	3,670,971

Egypt 0.3%
Other Securities		0.3	4,260,595

Hungary 0.3%
Other Securities		0.3	3,348,556

India 10.5%
HDFC Bank Ltd.	389,652	0.4	5,416,792
Housing Development Finance Corp.	531,240	0.7	9,407,010
ICICI Bank Ltd.	190,128	0.4	4,877,905
Infosys Ltd.	166,828	0.8	9,894,209
Oil & Natural Gas Corp., Ltd.	695,738	0.4	4,987,575
Reliance Industries Ltd.	540,022	0.7	8,887,936
Tata Consultancy Services Ltd.	145,392	0.5	6,043,664
Other Securities		6.6	84,158,826

		10.5	133,673,917

Indonesia 2.7%
Other Securities		2.7	34,806,765

Malaysia 4.8%
Malayan Banking Berhad	1,491,200	0.4	4,778,274
Public Bank Berhad	971,330	0.5	5,941,384
Other Securities		3.9	50,804,817

		4.8	61,524,475

Mexico 5.9%
America Movil S.A.B. de C.V., Series L	10,578,200	1.0	12,936,057
Cemex S.A.B. de C.V., Series CPO *	4,020,464	0.4	5,340,940
Fomento Economico Mexicano S.A.B. de C.V.	745,600	0.6	7,237,888
Grupo Financiero Banorte S.A.B. de C.V., O Shares	803,200	0.4	5,654,434
Grupo Mexico S.A.B. de C.V., Series B	1,351,400	0.4	4,909,296
Grupo Televisa S.A.B., Series CPO	978,600	0.6	7,281,404
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,050,400	0.4	5,582,520

See financial notes 29

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.1	26,776,519

		5.9	75,719,058

Pakistan 0.0%
Other Securities		0.0	239,616

Peru 0.4%
Other Securities		0.4	4,493,796

Philippines 1.6%
Other Securities		1.6	20,975,879

Poland 1.6%
Other Securities		1.6	20,773,274

Russia 4.5%
Gazprom OAO ADR	1,978,276	1.1	14,144,673
Lukoil OAO ADR	173,352	0.8	9,664,374
Magnit OJSC GDR - Reg’d	101,860	0.5	5,928,252
Sberbank of Russia ADR	826,382	0.5	6,735,013
Other Securities		1.6	20,884,722

		4.5	57,357,034

South Africa 9.4%
MTN Group Ltd.	604,868	1.1	13,708,688
Naspers Ltd., N Shares	134,208	1.3	17,105,293
Sasol Ltd.	191,530	0.9	11,134,435
Standard Bank Group Ltd.	418,468	0.4	5,429,846
Other Securities		5.7	72,455,711

		9.4	119,833,973

Taiwan 13.4%
Formosa Plastics Corp.	1,917,120	0.4	4,970,703
Hon Hai Precision Industry Co., Ltd.	4,246,444	1.1	14,490,801
MediaTek, Inc.	503,469	0.7	8,413,468
Nan Ya Plastics Corp.	2,076,060	0.4	4,896,614
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,633,330	2.7	34,201,930
Other Securities		8.1	103,414,033

		13.4	170,387,549

Thailand 3.2%
Other Securities		3.2	40,134,842

Turkey 1.9%
Other Securities		1.9	23,649,520

United Arab Emirates 0.9%
Other Securities		0.9	11,447,406

Total Common Stock
(Cost $1,097,678,142)			1,215,693,628

Other Investment Companies 1.1% of net assets

United States 1.1%
Equity Fund 0.1%
Other Securities		0.1	1,362,000

Money Market Fund 0.0%
Other Securities		0.0	335,698

Securities Lending Collateral 1.0%
Other Securities		1.0	12,267,973

Total Other Investment Companies
(Cost $13,893,281)			13,965,671

Preferred Stock 4.2% of net assets

Brazil 4.0%
Banco Bradesco S.A.	715,145	1.0	13,052,902
Itausa - Investimentos Itau S.A.	1,127,720	0.4	5,493,575
Petroleo Brasileiro S.A.	1,491,200	1.2	15,561,449
Other Securities		1.4	17,060,409

		4.0	51,168,335

Chile 0.0%
Other Securities		0.0	343,697

Colombia 0.2%
Other Securities		0.2	1,709,978

Total Preferred Stock
(Cost $45,754,735)			53,222,010

Warrants 0.0% of net assets

Thailand 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	57,999

Total Short-Term Investment
(Cost $57,999)			57,999

End of Investments.

30 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $1,166,632,356 and the unrealized appreciation and depreciation were $186,323,546 and ($70,016,594), respectively, with a net unrealized appreciation of $116,306,952.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,724,865.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $154,564 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $394,180 or 0.0% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 8/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 09/19/14	15	814,350	(1,629)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,215,454,012	$—	$—	$1,215,454,012
Pakistan[1]	—	—	239,616	239,616
Other Investment Companies[1]	13,965,671	—	—	13,965,671
Preferred Stock[1]	53,222,010	—	—	53,222,010
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	57,999	—	57,999

Total	$1,282,641,693	$57,999	$239,616	$1,282,939,308

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,629)	$—	$—	($1,629)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

See financial notes 31

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
China	$242,410	$—	$—	$—	$—	$—	($242,410)	$—
Pakistan	209,664	—	29,952	—	—	—	—	239,616
Rights
China	39,538	—	(39,538)	—	—	—	—	—

Total	$491,612	$—	($9,586)	$—	$—	$—	($242,410)	$239,616

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 Investments held by the fund at August 31, 2014 was $29,952.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 1. Transfers from Level 3 to Level 1 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2014.

32 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $1,145,116,184) including securities on loan of $11,724,865		$1,270,671,335
Collateral invested for securities on loan, at value (cost $12,267,973)	+	12,267,973

Total investments, at value (cost $1,157,384,157)		1,282,939,308
Foreign currency, at value (cost $1,113,108)		1,111,444
Receivables:
Dividends		2,817,516
Fund shares sold		576,726
Income from securities on loan		21,557
Foreign tax reclaims	+	13,648

Total assets		1,287,480,199

Liabilities

Collateral held for securities on loan		12,267,973
Payables:
Investments bought		588,752
Investment adviser fees		29,262
Foreign capital gains tax		753,160
Variation margin on futures contracts	+	1,350

Total liabilities		13,640,497

Net Assets

Total assets		1,287,480,199
Total liabilities	−	13,640,497

Net assets		$1,273,839,702

Net Assets by Source
Capital received from investors		1,206,755,582
Net investment income not yet distributed		21,366,306
Net realized capital losses		(79,083,239)
Net unrealized capital appreciation		124,801,053

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,273,839,702		46,600,000		$27.34

See financial notes 33

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends (net of foreign withholding tax of $3,728,960)		$29,463,768
Interest (net of foreign withholding tax of $24)		2,348
Securities on loan	+	245,843

Total investment income		29,711,959

Expenses

Investment adviser fees		1,413,989

Total expenses	−	1,413,989

Net investment income		28,297,970

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gains tax of $48,980)		(22,554,022)
Net realized losses on futures contracts		(8,534)
Net realized losses on foreign currency transactions	+	(64,183)

Net realized losses		(22,626,739)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of ($753,160))		194,866,044
Net change in unrealized appreciation (depreciation) on futures contracts		(1,629)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	26,705

Net change in unrealized appreciation (depreciation)	+	194,891,120

Net realized and unrealized gains		172,264,381

Increase in net assets resulting from operations		$200,562,351

34 See financial notes

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$28,297,970	$19,909,084
Net realized losses		(22,626,739)	(35,145,718)
Net change in unrealized appreciation (depreciation)	+	194,891,120	(24,210,404)

Increase (Decrease) in net assets resulting from operations		200,562,351	(39,447,038)

Distributions to Shareholders

Distributions from net investment income		($23,217,480)	($14,760,500)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,200,000	$284,579,691	14,400,000	$368,497,242
Shares redeemed	+	—	—	(800,000)	(17,970,050)

Net transactions in fund shares		11,200,000	$284,579,691	13,600,000	$350,527,192

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,400,000	$811,915,140	21,800,000	$515,595,486
Total increase	+	11,200,000	461,924,562	13,600,000	296,319,654

End of period		46,600,000	$1,273,839,702	35,400,000	$811,915,140

Net investment income not yet distributed			$21,366,306		$16,348,414

See financial notes 35

 Schwab International Equity ETFs

Financial Notes

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab International Equity ETF	Schwab U.S. TIPS ETF
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 Schwab International Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

 Schwab International Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral are disclosed in the funds’ Portfolio Holdings and the Statement of Assets and Liabilities. The following table presents the non-cash collateral as of August 31, 2014.

Non-Cash
Collateral Received

Schwab Emerging Markets Equity ETF	$236,059

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign

 Schwab International Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

 Schwab International Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap and Mid-Cap Risk. Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large-and mid-cap stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.

Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial

 Schwab International Equity ETFs

Financial Notes (continued)

3. Risk Factors (continued):

stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market (See Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV).

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 Schwab International Equity ETFs

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.08%	0.19%	0.14%

Prior to March 5, 2014, the management fee of the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF were 0.20% and 0.15%, respectively. Prior to April 18, 2014, the management fee of the Schwab International Equity ETF was 0.09%.

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2014, as applicable:

	Underlying Funds
		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Schwab VIT Balanced Portfolio	0.2%	0.2%	0.2%
Schwab VIT Balanced with Growth Portfolio	0.6%	0.7%	0.5%
Schwab VIT Growth Portfolio	0.8%	1.3%	0.7%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

 Schwab International Equity ETFs

Financial Notes (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab International Equity ETF	$607,215	6
Schwab International Small-Cap Equity ETF	7,896	1
Schwab Emerging Markets Equity ETF	67,863	1

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$284,999,517	$137,537,690
Schwab International Small-Cap Equity ETF	71,148,164	57,783,759
Schwab Emerging Markets Equity ETF	213,519,487	87,947,932

10. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

The in-kind transactions for the period ended August 31, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab International Equity ETF	$820,866,943	$—
Schwab International Small-Cap Equity ETF	94,562,918	33,815,501
Schwab Emerging Markets Equity ETF	163,508,951	—

For the period ended August 31, 2014, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2014 are disclosed in the funds’ Statements of Operations.

 Schwab International Equity ETFs

Financial Notes (continued)

11. Federal Income Taxes

As of August 31, 2014, the components of distributable earnings on a tax-basis were as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Undistributed ordinary income	$62,392,070	$8,584,421	$24,994,068
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	359,525,332	72,065,938	186,323,546
Unrealized depreciation	(59,890,741)	(17,495,805)	(70,016,594)
Other unrealized appreciation (depreciation)	(46,943)	(5,062)	(752,469)

Net unrealized appreciation (depreciation)	299,587,648	54,565,071	115,554,483

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and Real Estate Investment Trusts (REITs).

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
Expiration Date	Equity ETF	Equity ETF	Equity ETF

August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	35,975,895	17,727,427	51,588,021

Total	$38,321,769	$17,942,972	$52,679,425

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$8,731,491	$4,981,697	$20,785,006

The tax-basis components of distributions paid during the current and prior fiscal years were:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Current period distributions
Ordinary income	$41,541,200	$9,580,780	$23,217,480
Long-term capital gains	—	—	—

Prior period distributions
Ordinary income	26,201,560	6,079,500	14,760,500
Long-term capital gains	—	—	—

 Schwab International Equity ETFs

Financial Notes (continued)

11. Federal Income Taxes (continued):

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, in-kind transactions, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2014, the funds made the following reclassifications:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Capital shares	$—	$13,847,596	$—
Undistributed net investment income	231,904	983,128	(62,598)
Net realized gains and losses	(231,904)	(14,830,724)	62,598

For the period ended August 31, 2014, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

$—	$14,142,786	$—

As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.

12. Other:

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the Schwab Emerging Markets Equity ETF in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.

In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.

 Schwab International Equity ETFs

Financial Notes (continued)

13. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (three of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2014, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2014

Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended August 31, 2014, and the respective foreign source income on the funds as follows:

	Foreign Tax Credit	Foreign Source Income

Schwab International Equity ETF	$4,451,945	$70,042,118
Schwab International Small-Cap Equity ETF	684,838	9,193,532
Schwab Emerging Markets Equity ETF	3,592,644	33,158,433

For the period ended August 31, 2014, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2015 via IRS form 1099 of the amount for use in preparing their 2014 income tax return.

Schwab International Equity ETF	$40,243,445
Schwab International Small-Cap Equity ETF	5,442,726
Schwab Emerging Markets Equity ETF	18,436,838

Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2014

The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated. Each fund’s Market Price may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. The data presented below represents past performance and can not be used to predict future results.

	Number of Days				Number of Days
	Market Price Above NAV				Market Price Below NAV
	1-49	50-99	100-199	>200	1-49	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points	Points	Points

Schwab International Equity ETF
Commencement of trading 11/3/09 through 8/31/14	424	441	117	11	129	57	21	2

Schwab International Small-Cap Equity ETF
Commencement of trading 1/14/10 through 8/31/14	344	458	160	2	114	49	26	5

Schwab Emerging Markets Equity ETF
Commencement of trading 1/14/10 through 8/31/14	312	359	195	15	168	72	29	8

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE Developed ex-US Index An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

FTSE Developed Small Cap ex-US Liquid Index An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab ETFtm direct investors:  1-800-435-4000

© 2014 Schwab ETFs. All rights reserved.

Notes

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57933-04
00125305

Annual report dated August 31, 2014, enclosed.

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

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Schwab U.S. Equity ETFs

Annual Report
August 31, 2014

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 12 Months Ended August 31, 2014

Schwab U.S. Broad Market ETFtm (Ticker Symbol: SCHB)

Market Price Return[1]	24.80%
NAV Return[1]	24.77%
Dow Jones U.S. Broad Stock Market Index	24.74%
ETF Category: Morningstar Large Blend[2]	23.09%

Performance Details	pages 6-7

Schwab U.S. Large-Cap ETFtm (Ticker Symbol: SCHX)

Market Price Return[1]	25.14%
NAV Return[1]	25.16%
Dow Jones U.S. Large-Cap Total Stock Market Index	25.26%
ETF Category: Morningstar Large Blend[2]	23.09%

Performance Details	pages 8-9

Schwab U.S. Large-Cap Growth ETFtm (Ticker Symbol: SCHG)

Market Price Return[1]	28.20%
NAV Return[1]	28.11%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	28.23%
ETF Category: Morningstar Large Growth[2]	27.42%

Performance Details	pages 10-11

Schwab U.S. Large-Cap Value ETFtm (Ticker Symbol: SCHV)

Market Price Return[1]	22.19%
NAV Return[1]	22.25%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	22.40%
ETF Category: Morningstar Large Value[2]	22.79%

Performance Details	pages 12-13

Schwab U.S. Mid-Cap ETFtm (Ticker Symbol: SCHM)

Market Price Return[1]	24.97%
NAV Return[1]	24.97%
Dow Jones U.S. Mid-Cap Total Stock Market Index	25.01%
ETF Category: Morningstar Mid-Cap Blend[2]	24.42%

Performance Details	pages 14-15

Schwab U.S. Small-Cap ETFtm (Ticker Symbol: SCHA)

Market Price Return[1]	20.96%
NAV Return[1]	21.01%
Dow Jones U.S. Small-Cap Total Stock Market Index	20.92%
ETF Category: Morningstar Small Blend[2]	19.44%

Performance Details	pages 16-17

Schwab U.S. Dividend Equity ETFtm (Ticker Symbol: SCHD)

Market Price Return[1]	21.18%
NAV Return[1]	21.15%
Dow Jones U.S. Dividend 100tm Index	21.32%
ETF Category: Morningstar Large Blend[2]	23.09%

Performance Details	pages 18-19

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The Dow Jones Indexes are a product of S&P Dow Jones Indices LLC or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. Equity ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report regarding the Schwab U.S. Equity ETFs. These funds are part of our line-up of products that is designed to serve as the foundation of an investor’s portfolio. The funds track U.S. stock indices constructed by industry-leading index providers, and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.

For the 12-month reporting period ended August 31, 2014, the funds generated double-digit returns that closely tracked their respective indices. Repeatedly reaching record highs during the reporting period, U.S. equities benefited from a rebound in economic growth late in the reporting period combined with assurances from the Federal Reserve that short-term interest rates would remain low. Favorable earnings reports by select companies also helped. These positive factors allowed stocks to overcome geopolitical tensions, soft economic growth early in 2014, and the Fed’s decision to reduce its policies aimed at holding down long-term interest rates.

The Dow Jones U.S. Broad Stock Market Index returned 24.7% for the reporting period. However, these results gloss over market volatility and Fed comments about stock valuations that caused the market’s

 Asset Class Performance Comparison % returns during the 12 months ended 8/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

25.25%	S&P 500® Index: measures U.S. large-cap stocks

17.68%	Russell 2000® Index: measures U.S. small-cap stocks

16.43%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.66%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Barclays U.S. Treasury Bills 1—3 Months Index: measures short-term U.S. Treasury obligations

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. Equity ETFs 3

From the President continued

For the 12-month reporting period ended August 31, 2014, the funds generated double-digit returns that closely tracked their respective indices.

performance to fluctuate late in the reporting period. Amid this backdrop, large-cap stocks outperformed small-cap stocks, and growth stocks generally outperformed value stocks. In addition, individual sectors of the market had divergent performance. For instance, Health Care and Information Technology generally outperformed, while Telecommunication Services and Consumer Staples generally underperformed by comparison.

For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab U.S. Equity ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. Equity ETFs 5

Schwab U.S. Broad Market ETF™

The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization-weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 24.80% and its NAV return was 24.77% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 24.74% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Health Care and Information Technology sectors were among the better performers, while stocks in the Telecommunication Services and Consumer Staples sectors underperformed by comparison.

Contributors and Detractors. The Information Technology sector contributed the most to the index’s return, and to the return of the fund. The large average weight of this sector reflected part of the reason for this contribution, with Information Technology stocks representing approximately 18% of the fund. The fund’s Information Technology stocks returned roughly 32% for the 12-month reporting period. One example from this sector is Apple, Inc., a company that designs, manufactures, and markets personal computers and related computing, mobile communication, and media devices, as well as a variety of related software and services. The fund’s holdings of Apple, Inc. represented the fund’s largest position within this sector and returned approximately 51%.

Health Care stocks also provided meaningful contributions to the returns of the index and the fund. The Health Care sector represented an average weight of almost 13% of the fund and returned roughly 32%. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company that discovers, develops, and commercializes therapeutics to advance the care of patients suffering from life-threatening diseases. The fund’s holdings of Gilead Sciences, Inc. returned approximately 78%.

The Telecommunication Services sector generated positive returns for the index and the fund, but contributed the least to the fund’s performance. The Telecommunication Services sector represented an average weight of roughly 2% of the fund and returned approximately 14%. One example from this sector is Sprint Corp., a company that offers wireless and wireline communications to consumers, businesses, and government customers. The fund’s holdings of Sprint Corp. returned approximately -16%.

The Utilities sector also generated positive returns for the index and the fund, but was another weak overall contributor to performance. The Utilities sector represented an average weight of approximately 3% of the fund and returned roughly 21%. FirstEnergy Corp., a public utility holding company, is one example from this sector. The fund’s holdings of FirstEnergy Corp. detracted more from performance for the 12-month reporting period than any other position within this sector, and returned approximately -4%.

As of 08/31/14:

 Statistics

Number of Holdings	2,024
Weighted Average Market Cap ($ x 1,000,000)	$107,676
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	17.2%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	11.2%
Energy	9.6%
Consumer Staples	8.1%
Materials	3.9%
Utilities	3.0%
Telecommunication Services	2.2%
Other	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	2.8%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.6%
Johnson & Johnson	1.3%
General Electric Co.	1.2%
Wells Fargo & Co.	1.1%
Chevron Corp.	1.1%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
The Procter & Gamble Co.	1.0%
Total	14.1%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. Equity ETFs

 Schwab U.S. Broad Market ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
Market Price Return[2]	24.80%	20.67%	17.45%
NAV Return[2]	24.77%	20.61%	17.45%
Dow Jones U.S. Broad Stock Market Index	24.74%	20.61%	17.48%
ETF Category: Morningstar Large Blend[3]	23.09%	19.68%	16.20%

Fund Expense Ratio4: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Broad Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 7

Schwab U.S. Large-Cap ETF™

The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization. The fund will generally give the same weight to a given stock as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 25.14% and its NAV return was 25.16% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 25.26% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Information Technology and Health Care sectors were among the better performers, while stocks in the Telecommunication Services and Consumer Staples sectors underperformed by comparison.

Contributors and Detractors. The Information Technology sector contributed the most to the index’s return, and to the return of the fund. The large average weight of this sector reflected part of the reason for this contribution, with Information Technology stocks representing approximately 18% of the fund. The fund’s Information Technology stocks returned roughly 33% for the 12-month reporting period. One example from this sector is Apple, Inc., a company that designs, manufactures, and markets personal computers and related computing, mobile communication, and media devices, as well as a variety of related software and services. The fund’s holdings of Apple, Inc. represented the fund’s largest position within this sector and returned approximately 51%.

Health Care stocks also provided meaningful contributions to the index’s return, and to the return of the fund. The Health Care sector represented an average weight of roughly 13% of the fund and returned approximately 32%. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company that discovers, develops, and commercializes therapeutics to advance the care of patients suffering from life-threatening diseases. The fund’s holdings of Gilead Sciences, Inc. returned approximately 78%.

The Telecommunication Services sector generated positive returns for the index and the fund, but contributed the least to the fund’s performance. The Telecommunication Services sector represented an average weight of roughly 2% of the fund, and underperformed all other sectors, returning approximately 14%. One example from this sector is Sprint Corp., a company that offers wireless and wireline communications to consumers, businesses, and government customers. The fund’s holdings of Sprint Corp. returned approximately -16%.

The Utilities sector also generated positive returns for the index and the fund, but was another weak overall contributor to performance. The Utilities sector represented an average weight of approximately 3% of the fund and returned roughly 21%. FirstEnergy Corp., a public utility holding company, is one example from this sector. The fund’s holdings of FirstEnergy Corp. were the only detractors from performance within the sector, and returned approximately -4%.

As of 08/31/14:

 Statistics

Number of Holdings	765
Weighted Average Market Cap ($ x 1,000,000)	$121,196
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[1]	5%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	16.4%
Health Care	13.4%
Consumer Discretionary	12.6%
Industrials	10.5%
Energy	10.1%
Consumer Staples	8.8%
Materials	3.6%
Utilities	3.0%
Telecommunication Services	2.4%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.2%
Exxon Mobil Corp.	2.2%
Microsoft Corp.	1.7%
Johnson & Johnson	1.5%
General Electric Co.	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
Wells Fargo & Co.	1.3%
Chevron Corp.	1.3%
JPMorgan Chase & Co.	1.2%
The Procter & Gamble Co.	1.2%
Total	16.2%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab U.S. Equity ETFs

 Schwab U.S. Large-Cap ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
Market Price Return[2]	25.14%	20.49%	17.05%
NAV Return[2]	25.16%	20.52%	17.07%
Dow Jones U.S. Large-Cap Total Stock Market Index	25.26%	20.60%	17.18%
ETF Category: Morningstar Large Blend[3]	23.09%	19.68%	16.20%

Fund Expense Ratio4: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 9

Schwab U.S. Large-Cap Growth ETF™

The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The fund will generally give the same weight to a given stock as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 28.20% and its NAV return was 28.11% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 28.23% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Utilities and Health Care sectors were among the better performers, while stocks in the Consumer Staples and Consumer Discretionary sectors underperformed by comparison.

Contributors and Detractors. The Information Technology sector was the biggest contributor to the index’s return, and to the return of the fund. The large average weight of this sector reflected part of the reason for this contribution, with Information Technology stocks representing approximately 28% of the fund. In addition, the fund’s Information Technology stocks returned roughly 32%. One example from this sector is Apple, Inc., a company that designs, manufactures, and markets personal computers and related computing, mobile communication, and media devices, as well as a variety of related software and services. The fund’s holdings of Apple, Inc. represented the fund’s largest position within this sector and returned approximately 51%.

Health Care stocks also provided meaningful contributions to the index’s return, and to the return of the fund. The Health Care sector represented an average weight of approximately 17% of the fund and returned roughly 36%. One example from this sector is Gilead Sciences, Inc., a research-based biopharmaceutical company that discovers, develops, and commercializes therapeutics to advance the care of patients suffering from life-threatening diseases. The fund’s holdings of Gilead Sciences, Inc. returned approximately 78%.

The Utilities sector generated double-digit returns for the index and the fund, but was one of the weakest contributors to the fund’s performance. The Utilities sector represented an average weight of less than 1% of the fund and returned roughly 36%. One example from this sector is ONE Gas, Inc., a provider of oil and gas services to customers in Oklahoma, Kansas, and Texas. The fund’s holdings of ONE Gas, Inc. returned approximately 6% (please note this position was sold prior to the end of the reporting period).

The Telecommunication Services sector also generated positive results for the index and the fund, but was another comparatively weak contributor to the fund’s overall return. The Telecommunication Services sector represented an average weight of less than 1% of the fund, while returning approximately 33%. One example from this sector is T-Mobile US, Inc., a national wireless carrier. The fund’s holdings of T-Mobile US, Inc. returned approximately 29%.

As of 08/31/14:

 Statistics

Number of Holdings	405
Weighted Average Market Cap ($ x 1,000,000)	$131,451
Price/Earnings Ratio (P/E)	23.9
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate[1]	7%

 Sector Weightings % of Investments

Information Technology	28.5%
Health Care	17.8%
Consumer Discretionary	14.0%
Industrials	10.8%
Financials	9.8%
Energy	8.4%
Consumer Staples	6.6%
Materials	3.1%
Telecommunication Services	0.4%
Utilities	0.2%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	6.3%
Microsoft Corp.	3.5%
Johnson & Johnson	3.0%
Berkshire Hathaway, Inc., Class B	2.5%
Gilead Sciences, Inc.	1.7%
Google, Inc., Class A	1.7%
Google, Inc., Class C	1.7%
Schlumberger Ltd.	1.5%
Oracle Corp.	1.5%
Comcast Corp., Class A	1.5%
Total	24.9%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab U.S. Equity ETFs

 Schwab U.S. Large-Cap Growth ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
Market Price Return[2]	28.20%	20.92%	16.80%
NAV Return[2]	28.11%	20.93%	16.80%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	28.23%	21.05%	16.94%
ETF Category: Morningstar Large Growth[3]	27.42%	21.02%	17.36%

Fund Expense Ratio4: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Growth Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 11

Schwab U.S. Large-Cap Value ETF™

The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The fund will generally give the same weight to a given stock as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 22.19% and its NAV return was 22.25% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 22.40% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. »Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Information Technology and Materials sectors were among the better performers, while stocks in the Telecommunication Services and Consumer Staples sectors underperformed by comparison.

Contributors and Detractors. The Financials sector was the biggest contributor to the index’s return, and to the return of the fund. Financials stocks represented an average weight of approximately 23% of the fund, more than twice the size of any other sector. The fund’s Financials stocks returned roughly 21% for the 12-month reporting period. One example from this sector is Wells Fargo & Co., a diversified financial services company. The fund’s holdings of Wells Fargo & Co. represented the fund’s largest position within this sector and returned approximately 29%.

Information Technology stocks also provided meaningful contributions to the index’s return, and to the return of the fund. The Information Technology sector represented an average weight of almost 9% of the fund and returned roughly 36%. One example from this sector is Intel Corporation, a company that designs, manufactures, and sells computer components and related products. The fund’s holdings of Intel Corporation returned approximately 64%.

The Telecommunication Services sector generated positive results for the index and the fund, but was the weakest contributor to the fund’s performance. The Telecommunication Services sector represented an average weight of approximately 4% of the fund, while returning roughly 11% and underperforming other sectors. One example among the fund’s Telecommunication Services holdings is Sprint Corp., a company that offers wireless and wireline communications to consumers, businesses, and government customers. The fund’s holdings of Sprint Corp. returned approximately -16%.

The Materials sector also generated positive returns for the index and the fund, but was another comparatively weak contributor to the fund’s overall performance. The fund’s Materials sector represented an average weight of roughly 4% and returned approximately 27%, reflecting the overall performance of companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. One example from this sector is Newmont Mining Corporation, a company that acquires, explores, and develops mineral properties. The fund’s holdings of Newmont Mining Corporation were some of the only stocks within this sector to detract from performance, and returned approximately -13%.

As of 08/31/14:

 Statistics

Number of Holdings	361
Weighted Average Market Cap ($ x 1,000,000)	$110,889
Price/Earnings Ratio (P/E)	17.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[1]	9%

 Sector Weightings % of Investments

Financials	23.0%
Energy	11.9%
Consumer Discretionary	11.1%
Consumer Staples	11.0%
Industrials	10.2%
Information Technology	9.2%
Health Care	8.9%
Utilities	6.0%
Telecommunication Services	4.4%
Materials	4.2%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	4.4%
General Electric Co.	2.7%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.5%
JPMorgan Chase & Co.	2.3%
The Procter & Gamble Co.	2.3%
Verizon Communications, Inc.	2.1%
Pfizer, Inc.	1.9%
International Business Machines Corp.	1.9%
AT&T, Inc.	1.9%
Total	24.5%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab U.S. Equity ETFs

 Schwab U.S. Large-Cap Value ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
Market Price Return[2]	22.19%	19.96%	15.13%
NAV Return[2]	22.25%	19.93%	15.14%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	22.40%	20.10%	15.34%
ETF Category: Morningstar Large Value[3]	22.79%	19.70%	15.55%

Fund Expense Ratio4: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Large-Cap Value Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 13

Schwab U.S. Mid-Cap ETF™

The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501–1,000 by full market capitalization. The fund will generally give the same weight to a given security as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 24.97% and its NAV return was 24.97% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 25.01% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Telecommunication Services and Energy sectors were among the better performers, while stocks in the Consumer Staples and Consumer Discretionary sectors underperformed by comparison.

Contributors and Detractors. The Industrials sector was the biggest contributor to the index’s return, and to the return of the fund. Industrials stocks represented an average weight of roughly 17% of the fund and returned approximately 29%, reflecting the overall performance of companies involved in commercial services and supplies, transportation, and in the production of capital goods for industries like aerospace and defense. One example from this sector is United Rentals, Inc., an equipment rental provider. The fund’s holdings of United Rentals, Inc. contributed more than any other stock in this sector and returned approximately 115%.

The Financials sector also provided a meaningful contribution to the index’s return, and to the return of the fund. Financials stocks represented an average weight of approximately 22% of the fund and returned roughly 22%. One example from this sector is Fidelity National Financial, Inc. - FNF Group, a provider of title insurance, mortgage services, and diversified services. The fund’s holdings of Fidelity National Financial, Inc. - FNF Group returned approximately 47%.

The Telecommunication Services sector generated impressive results for the index and the fund, but was one of the smallest contributors to the fund’s overall performance. The Telecommunication Services sector represented an average weight of approximately 1% of the fund and returned roughly 54%. One example of the fund’s Telecommunication Services holdings is Telephone and Data Systems, Inc., a diversified telecommunications company. The fund’s holdings of Telephone and Data Systems, Inc. returned approximately -3%.

The Consumer Staples sector also performed well, but was another comparatively weak contributor to the overall returns of the index and the fund. The Consumer Staples sector represented an average weight of roughly 3% of the fund and returned approximately 22%, reflecting the overall performance of manufacturers and distributors of food, beverages and tobacco, producers of non-durable household goods and personal products, food & drug retailing companies, hypermarkets, and consumer super centers. Nu Skin Enterprises, Inc. (Class A), a global direct selling company that distributes premium personal care products and nutritional supplements, is one example from this sector. The fund’s holdings of Nu Skin Enterprises, Inc. (Class A) detracted from performance and returned approximately -46%.

As of 08/31/14:

 Statistics

Number of Holdings	515
Weighted Average Market Cap ($ x 1,000,000)	$6,774
Price/Earnings Ratio (P/E)	26.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	9%

 Sector Weightings % of Investments

Financials	21.1%
Industrials	17.7%
Consumer Discretionary	15.0%
Information Technology	13.0%
Health Care	9.2%
Materials	7.6%
Energy	7.1%
Utilities	5.1%
Consumer Staples	2.2%
Telecommunication Services	1.2%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

American Airlines Group, Inc.	1.1%
Cheniere Energy, Inc.	0.7%
Cimarex Energy Co.	0.5%
Essex Property Trust, Inc.	0.5%
Electronic Arts, Inc.	0.5%
Lam Research Corp.	0.5%
United Rentals, Inc.	0.4%
Helmerich & Payne, Inc.	0.4%
Under Armour, Inc., Class A	0.4%
Whiting Petroleum Corp.	0.4%
Total	5.4%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab U.S. Equity ETFs

 Schwab U.S. Mid-Cap ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 13, 2011 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm (1/13/11)
Market Price Return[2]	24.97%	21.35%	15.64%
NAV Return[2]	24.97%	21.38%	15.64%
Dow Jones U.S. Mid-Cap Total Stock Market Index	25.01%	21.47%	15.73%
ETF Category: Morningstar Mid-Cap Blend[3]	24.42%	20.72%	15.35%

Fund Expense Ratio4: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Mid-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 15

Schwab U.S. Small-Cap ETF™

The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751-2,500 by full market capitalization. The fund will generally give the same weight to a given stock as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 20.96% and its NAV return was 21.01% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 20.92% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these returns. Within the index, stocks in the Health Care and Materials sectors were among the better performers, while stocks in the Telecommunication Services and Consumer Discretionary sectors underperformed by comparison.

Contributors and Detractors. The Financials sector contributed the most to the index’s return, and to the return of the fund. Financials stocks represented an average weight of approximately 23% of the fund and returned roughly 19%. One example of the performance of the Financials sector is NorthStar Realty Finance Corp., an internally managed real estate company. The fund’s holdings of NorthStar Realty Finance Corp. returned approximately 135%.

The Industrials sector was the next biggest contributor to the index’s return, and to the return of the fund. Industrials stocks represented an average weight of approximately 16% of the fund and returned roughly 25%, reflecting the overall performance of companies involved in commercial services and supplies, transportation, and in the production of capital goods for industries like aerospace and defense. One example from this sector is Avis Budget Group, Inc., an automobile and truck rental company. The fund’s holdings of Avis Budget Group, Inc. had triple-digit returns of approximately 152%.

The Telecommunication Services sector generated positive results for the index and the fund, but contributed the least to performance. Telecommunication Services stocks represented an average weight of less than 1% of the fund, well below the size of other sectors, and returned approximately 4%. One example among the fund’s Telecommunication Services holdings is NII Holdings, Inc. (Class B), a provider of mobile communications for business customers in Latin America. The fund’s holdings of NII Holdings, Inc. (Class B) returned approximately -89%.

The Consumer Staples sector also performed well, but was another comparatively weak contributor to the overall returns of the index and the fund. Consumer Staples stocks represented an average weight of roughly 3% of the fund and returned approximately 14%, reflecting the overall performance of manufacturers and distributors of food, beverages and tobacco, producers of non-durable household goods and personal products, food & drug retailing companies, hypermarkets, and consumer super centers. Nu Skin Enterprises, Inc. (Class A), a global direct selling company that distributes premium personal care products and nutritional supplements, is one example from this sector. The fund’s holdings of Nu Skin Enterprises, Inc. (Class A) returned approximately -46%.

As of 08/31/14:

 Statistics

Number of Holdings	1,796
Weighted Average Market Cap ($ x 1,000,000)	$3,186
Price/Earnings Ratio (P/E)	48.9
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	13%

 Sector Weightings % of Investments

Financials	23.0%
Industrials	16.5%
Information Technology	15.7%
Consumer Discretionary	12.7%
Health Care	11.7%
Energy	6.0%
Materials	5.6%
Consumer Staples	2.9%
Utilities	2.6%
Telecommunication Services	0.5%
Other	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

American Airlines Group, Inc.	1.1%
American Realty Capital Properties, Inc.	0.5%
Salix Pharmaceuticals Ltd.	0.4%
Mallinckrodt plc	0.3%
Jazz Pharmaceuticals plc	0.3%
Harman International Industries, Inc.	0.3%
InterMune, Inc.	0.3%
Trinity Industries, Inc.	0.3%
The Goodyear Tire & Rubber Co.	0.3%
Avis Budget Group, Inc.	0.3%
Total	4.1%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab U.S. Equity ETFs

 Schwab U.S. Small-Cap ETFtm

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
Market Price Return[2]	20.96%	20.81%	19.89%
NAV Return[2]	21.01%	20.88%	19.92%
Dow Jones U.S. Small-Cap Total Stock Market Index	20.92%	20.87%	20.01%
ETF Category: Morningstar Small Blend[3]	19.44%	20.11%	18.32%

Fund Expense Ratio4: 0.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Small-Cap Total Stock Market Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 17

Schwab U.S. Dividend Equity ETF™

The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks, and convertibles. The index is modified market-capitalization weighted. The fund will generally give the same weight to a given stock as the index does.

Performance. During the 12-month reporting period ended August 31, 2014, the fund closely tracked the index. The fund’s market price return was 21.18% and its NAV return was 21.15% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 21.32% during the same period.

Market Highlights. U.S. stocks generated positive returns for the 12-month reporting period, despite increased geopolitical tensions and the Federal Reserve’s (the Fed’s) measured reduction of policies aimed at holding down long-term interest rates. Supporting these results were the Fed’s reassurances that low short-term interest rates remained necessary for the time being, combined with a rebound in U.S. economic growth toward the end of the reporting period. Forecasts for stronger earnings by select companies late in the reporting period also played an important role in these results. Within the index, stocks in the Information Technology and Materials sectors were among the better performers, while stocks in the Telecommunication Services and Consumer Staples sectors underperformed by comparison.

Contributors and Detractors. The Industrials sector contributed the most to the return of the fund. Industrials stocks represented an average weight of approximately 18% of the fund and returned roughly 25%, reflecting the performance of companies involved in commercial services and supplies, transportation, and in the production of capital goods for industries like aerospace and defense. One example of the performance of the Industrials sector is the 3M Company, a conductor of operations in electronics, telecommunications, industrial, consumer and office, health care, safety, and other markets. The fund’s holdings of 3M Company returned approximately 30%.

Information Technology stocks, which represented approximately 13% of the fund, provided the next biggest contribution to performance. The fund’s Information Technology holdings returned roughly 38%. Intel Corporation— a company that designs, manufactures, and sells computer components and related products —is one example of this sector’s performance. The fund’s holdings of Intel Corporation returned approximately 64%.

The Utilities sector was the smallest contributor to the fund’s performance. The Utilities sector represented an average weight of roughly 1% of the fund and returned approximately 13%. One example from this sector is WGL Holdings, Inc., a company that sells and delivers natural gas and other energy-related products and services. The fund’s holdings of WGL Holdings, Inc. returned approximately -4%.

The Financials sector also performed well, but was another comparatively weak contributor to the overall returns of the index and the fund. The Financials sector represented an average weight of roughly 2% of the fund and returned approximately 17%. The fund’s holdings of Erie Indemnity Company (Class A), a company that sells auto, home, life, and business insurance in the U.S., is one example from this sector. The fund’s holdings of Erie Indemnity Company (Class A) detracted from performance, and returned approximately -8%.

As of 08/31/14:

 Statistics

Number of Holdings	102
Weighted Average Market Cap ($ x 1,000,000)	$154,800
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate[1]	26%

 Sector Weightings % of Investments

Consumer Staples	22.0%
Industrials	16.2%
Information Technology	13.3%
Energy	12.7%
Health Care	11.6%
Telecommunication Services	8.8%
Consumer Discretionary	8.7%
Materials	4.3%
Financials	1.8%
Utilities	0.5%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Microsoft Corp.	4.9%
The Procter & Gamble Co.	4.6%
Chevron Corp.	4.6%
Verizon Communications, Inc.	4.4%
Johnson & Johnson	4.4%
Pfizer, Inc.	4.4%
AT&T, Inc.	4.3%
Exxon Mobil Corp.	4.3%
Intel Corp.	4.1%
The Coca-Cola Co.	3.7%
Total	43.7%

Management views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.

18 Schwab U.S. Equity ETFs

 Schwab U.S. Dividend Equity ETF™

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

October 20, 2011 – August 31, 2014
Performance of Hypothetical
$10,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	1 Year	Since Inception*

Fund: Schwab U.S. Dividend Equity ETFtm (10/20/11)
Market Price Return[2]	21.18%	19.92%
NAV Return[2]	21.15%	19.93%
Dow Jones U.S. Dividend 100tm Index	21.32%	20.12%
ETF Category: Morningstar Large Blend[3]	23.09%	20.63%

Fund Expense Ratio4: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership—“Standard & Poor’s” and “S&P” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Dividend 100 Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product.

*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs 19

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab U.S. Broad Market ETFtm
Actual Return	0.04%	$1,000.00	$1,078.00	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20

Schwab U.S. Large-Cap ETFtm
Actual Return	0.04%	$1,000.00	$1,085.30	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20

Schwab U.S. Large-Cap Growth ETFtm
Actual Return	0.07%	$1,000.00	$1,086.50	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

Schwab U.S. Large-Cap Value ETFtm
Actual Return	0.07%	$1,000.00	$1,083.60	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

Schwab U.S. Mid-Cap ETFtm
Actual Return	0.07%	$1,000.00	$1,052.70	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

Schwab U.S. Small-Cap ETFtm
Actual Return	0.08%	$1,000.00	$1,017.40	$0.41
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$0.41

Schwab U.S. Dividend Equity ETFtm
Actual Return	0.07%	$1,000.00	$1,083.80	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

20 Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.79	33.84	29.47	25.11	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.85 [2]	0.80 [2]	0.65 [2]	0.56 [2]	0.42	[2]
Net realized and unrealized gains (losses)	8.93	5.92	4.32	4.32	(0.05)

Total from investment operations	9.78	6.72	4.97	4.88	0.37
Less distributions:
Distributions from net investment income	(0.82)	(0.77)	(0.60)	(0.52)	(0.26)

Net asset value at end of period	48.75	39.79	33.84	29.47	25.11

Total return (%)	24.77	20.12	17.07	19.41	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.04	0.04	0.06	0.06	0.07	[4,5]
Net investment income (loss)	1.90	2.15	2.06	1.83	1.92	[4]
Portfolio turnover rate[6]	4	4	5	3	2	[3]
Net assets, end of period ($ x 1,000)	3,654,037	2,182,671	1,072,825	742,651	272,490

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,788,904,595	3,644,576,745
0.5%		Other Investment Companies	18,910,547	18,910,547
0.0%		Rights	21,491	21,491
0.0%		Short-Term Investments	174,998	174,998

100.3%		Total Investments	2,808,011,631	3,663,683,781
(0	.3)%	Other Assets and Liabilities, Net		(9,646,983)

100.0%		Net Assets		3,654,036,798

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	46,750,836

Banks 5.8%
Bank of America Corp.	1,741,956	0.8	28,028,072
Citigroup, Inc.	504,812	0.7	26,073,540
JPMorgan Chase & Co.	627,750	1.0	37,319,737
Wells Fargo & Co.	793,453	1.1	40,815,222
Other Securities		2.2	80,277,554

		5.8	212,514,125

Capital Goods 7.9%
3M Co.	103,771	0.4	14,943,024
General Electric Co.	1,657,205	1.2	43,054,186
The Boeing Co.	110,926	0.4	14,065,417
United Technologies Corp.	139,731	0.4	15,088,153
Other Securities		5.5	201,803,913

		7.9	288,954,693

Commercial & Professional Services 1.1%
Other Securities		1.1	38,922,636

Consumer Durables & Apparel 1.5%
Other Securities		1.5	54,732,207

Consumer Services 2.1%
McDonald’s Corp.	163,666	0.4	15,338,778
Other Securities		1.7	60,662,201

		2.1	76,000,979

Diversified Financials 4.6%
American Express Co.	151,021	0.4	13,523,931
Berkshire Hathaway, Inc., Class B *	297,282	1.1	40,801,954
The Charles Schwab Corp. (b)	192,519	0.2	5,488,717
Other Securities		2.9	108,118,996

		4.6	167,933,598

Energy 9.7%
Chevron Corp.	315,282	1.1	40,813,255
ConocoPhillips	202,777	0.5	16,469,548
Exxon Mobil Corp.	711,206	1.9	70,736,549
Occidental Petroleum Corp.	129,845	0.4	13,468,822
Schlumberger Ltd.	215,890	0.6	23,670,180
Other Securities		5.2	188,201,893

		9.7	353,360,247

Food & Staples Retailing 1.9%
CVS Caremark Corp.	193,190	0.4	15,348,945
Wal-Mart Stores, Inc.	265,904	0.5	20,075,752
Other Securities		1.0	33,137,845

		1.9	68,562,542

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	331,932	0.4	14,299,631
PepsiCo, Inc.	250,909	0.6	23,206,573
Philip Morris International, Inc.	261,417	0.6	22,372,067
The Coca-Cola Co.	624,512	0.7	26,054,641
Other Securities		2.2	77,643,899

		4.5	163,576,811

Health Care Equipment & Services 4.5%
UnitedHealth Group, Inc.	163,068	0.4	14,134,734
Other Securities		4.1	152,405,618

		4.5	166,540,352

Household & Personal Products 1.8%
The Procter & Gamble Co.	448,467	1.0	37,272,092
Other Securities		0.8	27,260,825

		1.8	64,532,917

Insurance 3.1%
American International Group, Inc.	239,045	0.4	13,400,863
Other Securities		2.7	99,366,701

		3.1	112,767,564

Materials 3.9%
Other Securities		3.9	142,047,984

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.5%
Comcast Corp., Class A	430,482	0.6	23,560,280
The Walt Disney Co.	266,321	0.7	23,936,932
Other Securities		2.2	80,834,883

		3.5	128,332,095

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	264,533	0.4	14,623,384
Amgen, Inc.	125,268	0.5	17,459,854
Bristol-Myers Squibb Co.	274,139	0.4	13,885,140
Gilead Sciences, Inc. *	253,610	0.7	27,283,364
Johnson & Johnson	467,276	1.3	48,470,539
Merck & Co., Inc.	487,642	0.8	29,312,161
Pfizer, Inc.	1,056,558	0.8	31,052,240
Other Securities		3.8	134,722,055

		8.7	316,808,737

Real Estate 3.7%
Other Securities		3.7	136,120,040

Retailing 4.2%
Amazon.com, Inc. *	61,548	0.6	20,867,234
The Home Depot, Inc.	226,227	0.6	21,152,225
Other Securities		3.0	113,101,693

		4.2	155,121,152

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	825,949	0.8	28,842,139
Other Securities		1.7	61,875,075

		2.5	90,717,214

Software & Services 9.9%
Facebook, Inc., Class A *	284,400	0.6	21,278,808
Google, Inc., Class A *	46,741	0.7	27,220,089
Google, Inc., Class C *	46,941	0.7	26,831,476
International Business Machines Corp.	157,475	0.8	30,282,442
Microsoft Corp.	1,248,510	1.6	56,719,809
Oracle Corp.	571,843	0.6	23,748,640
Visa, Inc., Class A	83,115	0.5	17,663,600
Other Securities		4.4	157,010,799

		9.9	360,755,663

Technology Hardware & Equipment 6.2%
Apple, Inc.	998,095	2.8	102,304,737
Cisco Systems, Inc.	848,800	0.6	21,211,512
QUALCOMM, Inc.	278,047	0.6	21,159,377
Other Securities		2.2	81,768,722

		6.2	226,444,348

Telecommunication Services 2.2%
AT&T, Inc.	858,408	0.8	30,009,944
Verizon Communications, Inc.	684,790	0.9	34,116,238
Other Securities		0.5	15,130,710

		2.2	79,256,892

Transportation 2.2%
Union Pacific Corp.	150,094	0.4	15,800,395
Other Securities		1.8	66,281,738

		2.2	82,082,133

Utilities 3.0%
Other Securities		3.0	111,740,980

Total Common Stock
(Cost $2,788,904,595)			3,644,576,745

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
Other Securities		0.1	2,472,527

Securities Lending Collateral 0.4%
Other Securities		0.4	16,438,020

Total Other Investment Companies
(Cost $18,910,547)			18,910,547

Rights 0.0% of net assets

Telecommunication Services 0.0%
Other Securities		0.0	21,491

Total Rights
(Cost $21,491)			21,491

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	174,998

Total Short-Term Investment
(Cost $174,998)			174,998

End of Investments.

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $2,808,455,447 and the unrealized appreciation and depreciation were $871,220,916 and ($15,992,582), respectively, with a net unrealized appreciation of $855,228,334.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,065,535.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	35	3,502,450	19,758

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,644,576,745	$—	$—	$3,644,576,745
Other Investment Companies[1]	18,910,547	—	—	18,910,547
Rights[1]	—	—	21,491	21,491
Short-Term Investments	—	174,998	—	174,998

Total	$3,663,487,292	$174,998	$21,491	$3,663,683,781

Other Financial Instruments
Futures Contracts[2]	$19,758	$—	$—	$19,758

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$21,491	$—	$—	$—	$21,491

Total	$—	$—	$—	$21,491	$—	$—	$—	$21,491

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

24 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments in affiliated issuers, at value (cost $3,807,513)		$5,488,717
Investments in unaffiliated issuers, at value (cost $2,787,766,098) including securities on loan of $17,065,535		3,641,757,044
Collateral invested for securities on loan, at value (cost $16,438,020)	+	16,438,020

Total investments, at value (cost $2,808,011,631)		3,663,683,781
Receivables:
Investments sold		3,246
Dividends		6,753,738
Income from securities on loan		41,249
Foreign tax reclaims		8,528
Variation margin on futures contracts	+	8,225

Total assets		3,670,498,767

Liabilities

Collateral held for securities on loan		16,438,020
Payables:
Investment adviser fees	+	23,949

Total liabilities		16,461,969

Net Assets

Total assets		3,670,498,767
Total liabilities	−	16,461,969

Net assets		$3,654,036,798

Net Assets by Source
Capital received from investors		2,794,018,981
Net investment income not yet distributed		9,607,306
Net realized capital losses		(5,281,397)
Net unrealized capital appreciation		855,691,908

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,654,036,798		74,950,000		$48.75

See financial notes 25

 Schwab U.S. Broad Market ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends received from affiliated issuer		$41,304
Dividends received from unaffiliated issuers (net of foreign withholding tax of $11,121)		57,445,930
Interest		1
Securities on loan	+	409,322

Total investment income		57,896,557

Expenses

Investment adviser fees		1,196,492

Total expenses	−	1,196,492

Net investment income		56,700,065

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		75,620
Net realized gains on unaffiliated investments		1,187,566
Net realized gains on in-kind redemptions	+	43,180,599

Net realized gains		44,443,785
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,136,377
Net change in unrealized appreciation (depreciation) on unaffiliated investments		524,578,161
Net change in unrealized appreciation (depreciation) on futures contracts	+	19,758

Net change in unrealized appreciation (depreciation)	+	525,734,296

Net realized and unrealized gains		570,178,081

Increase in net assets resulting from operations		$626,878,146

26 See financial notes

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$56,700,065	$35,059,379
Net realized gains		44,443,785	21,299,132
Net change in unrealized appreciation (depreciation)	+	525,734,296	228,484,344

Increase in net assets resulting from operations		626,878,146	284,842,855

Distributions to Shareholders

Distributions from net investment income		($53,302,780)	($32,174,430)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,550,000	$1,006,196,263	25,500,000	$945,290,050
Shares redeemed	+	(2,450,000)	(108,405,676)	(2,350,000)	(88,113,025)

Net transactions in fund shares		20,100,000	$897,790,587	23,150,000	$857,177,025

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,850,000	$2,182,670,845	31,700,000	$1,072,825,395
Total increase	+	20,100,000	1,471,365,953	23,150,000	1,109,845,450

End of period		74,950,000	$3,654,036,798	54,850,000	$2,182,670,845

Net investment income not yet distributed			$9,607,306		$6,683,670

See financial notes 27

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.06	33.49	29.11	24.98	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.83	0.77	0.64	0.53	0.34
Net realized and unrealized gains (losses)	8.92	5.56	4.35	4.13	(0.12)

Total from investment operations	9.75	6.33	4.99	4.66	0.22
Less distributions:
Distributions from net investment income	(0.82)	(0.76)	(0.61)	(0.53)	(0.24)

Net asset value at end of period	47.99	39.06	33.49	29.11	24.98

Total return (%)	25.16	19.17	17.36	18.66	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.04	0.04	0.08	0.08	0.08	[3]
Net investment income (loss)	1.95	2.18	2.10	1.88	2.01	[3]
Portfolio turnover rate[4]	5	5	4	5	3	[2]
Net assets, end of period ($ x 1,000)	3,191,644	1,781,282	890,808	615,781	273,503

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

28 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,468,449,443	3,183,461,956
0.3%		Other Investment Companies	8,789,999	8,859,615
0.0%		Short-Term Investment	100,000	100,000

100.0%		Total Investments	2,477,339,442	3,192,421,571
(0	.0)%	Other Assets and Liabilities, Net		(777,093)

100.0%		Net Assets		3,191,644,478

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Other Securities		1.3	40,175,710

Banks 5.6%
Bank of America Corp.	1,722,056	0.9	27,707,881
Citigroup, Inc.	495,497	0.8	25,592,420
JPMorgan Chase & Co.	620,892	1.2	36,912,029
Wells Fargo & Co.	786,353	1.3	40,449,998
Other Securities		1.4	47,781,685

		5.6	178,444,013

Capital Goods 7.6%
3M Co.	102,512	0.5	14,761,728
General Electric Co.	1,638,419	1.3	42,566,126
The Boeing Co.	109,171	0.4	13,842,883
United Technologies Corp.	137,164	0.5	14,810,969
Other Securities		4.9	155,904,721

		7.6	241,886,427

Commercial & Professional Services 0.8%
Other Securities		0.8	25,889,249

Consumer Durables & Apparel 1.4%
Other Securities		1.4	43,938,482

Consumer Services 1.9%
McDonald’s Corp.	160,942	0.5	15,083,484
Other Securities		1.4	45,448,432

		1.9	60,531,916

Diversified Financials 4.9%
American Express Co.	149,053	0.4	13,347,696
Berkshire Hathaway, Inc., Class B *	295,102	1.3	40,502,750
The Charles Schwab Corp. (b)	191,618	0.2	5,463,029
Other Securities		3.0	96,199,339

		4.9	155,512,814

Energy 10.1%
Chevron Corp.	310,477	1.3	40,191,248
ConocoPhillips	200,455	0.5	16,280,955
Exxon Mobil Corp.	701,747	2.2	69,795,757
Occidental Petroleum Corp.	128,663	0.4	13,346,213
Schlumberger Ltd.	212,617	0.7	23,311,328
Other Securities		5.0	160,667,812

		10.1	323,593,313

Food & Staples Retailing 2.0%
CVS Caremark Corp.	192,415	0.5	15,287,372
Wal-Mart Stores, Inc.	263,458	0.6	19,891,079
Other Securities		0.9	29,178,964

		2.0	64,357,415

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	325,385	0.4	14,017,586
PepsiCo, Inc.	248,275	0.7	22,962,955
Philip Morris International, Inc.	256,054	0.7	21,913,101
The Coca-Cola Co.	621,679	0.8	25,936,448
Other Securities		2.2	69,262,018

		4.8	154,092,108

Health Care Equipment & Services 4.4%
UnitedHealth Group, Inc.	160,494	0.4	13,911,620
Other Securities		4.0	128,030,307

		4.4	141,941,927

Household & Personal Products 1.9%
The Procter & Gamble Co.	442,782	1.2	36,799,612
Other Securities		0.7	25,718,221

		1.9	62,517,833

Insurance 3.1%
American International Group, Inc.	238,512	0.4	13,370,983
Other Securities		2.7	84,784,209

		3.1	98,155,192

Materials 3.6%
Other Securities		3.6	115,960,462

See financial notes 29

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.8%
Comcast Corp., Class A	423,911	0.7	23,200,649
The Walt Disney Co.	264,363	0.7	23,760,947
Other Securities		2.4	73,222,915

		3.8	120,184,511

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	260,588	0.5	14,405,305
Amgen, Inc.	123,567	0.5	17,222,768
Bristol-Myers Squibb Co.	270,765	0.4	13,714,247
Gilead Sciences, Inc. *	250,305	0.8	26,927,812
Johnson & Johnson	461,801	1.5	47,902,618
Merck & Co., Inc.	479,112	0.9	28,799,422
Pfizer, Inc.	1,043,959	1.0	30,681,955
Other Securities		3.3	105,368,031

		8.9	285,022,158

Real Estate 2.9%
Other Securities		2.9	91,377,751

Retailing 4.3%
Amazon.com, Inc. *	60,727	0.6	20,588,882
The Home Depot, Inc.	223,047	0.7	20,854,895
Other Securities		3.0	94,882,372

		4.3	136,326,149

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	812,355	0.9	28,367,437
Other Securities		1.4	46,636,066

		2.3	75,003,503

Software & Services 10.2%
Facebook, Inc., Class A *	282,578	0.7	21,142,486
Google, Inc., Class A *	46,277	0.8	26,949,874
Google, Inc., Class C *	46,277	0.8	26,451,933
International Business Machines Corp.	155,137	0.9	29,832,845
Microsoft Corp.	1,228,676	1.7	55,818,751
Oracle Corp.	559,210	0.7	23,223,991
Visa, Inc., Class A	82,223	0.5	17,474,032
Other Securities		4.1	123,748,772

		10.2	324,642,684

Technology Hardware & Equipment 6.3%
Apple, Inc.	985,323	3.2	100,995,607
Cisco Systems, Inc.	839,945	0.7	20,990,226
QUALCOMM, Inc.	275,057	0.7	20,931,838
Other Securities		1.7	59,749,602

		6.3	202,667,273

Telecommunication Services 2.4%
AT&T, Inc.	847,853	0.9	29,640,941
Verizon Communications, Inc.	676,584	1.1	33,707,415
Other Securities		0.4	12,756,523

		2.4	76,104,879

Transportation 2.1%
Union Pacific Corp.	148,669	0.5	15,650,386
Other Securities		1.6	50,710,837

		2.1	66,361,223

Utilities 3.1%
Other Securities		3.1	98,774,964

Total Common Stock
(Cost $2,468,449,443)			3,183,461,956

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
Other Securities		0.0	336,690

Money Market Fund 0.1%
Other Securities		0.1	1,336,150

Securities Lending Collateral 0.2%
Other Securities		0.2	7,186,775

Total Other Investment Companies
(Cost $8,789,999)			8,859,615

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	100,000

Total Short-Term Investment
(Cost $100,000)			100,000

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $2,477,597,346 and the unrealized appreciation and depreciation were $725,352,043 and ($10,527,818), respectively, with a net unrealized appreciation of $714,824,225.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,441,350.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

30 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	20	2,001,400	5,862

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,183,461,956	$—	$—	$3,183,461,956
Other Investment Companies[1]	8,859,615	—	—	8,859,615
Short-Term Investment	—	100,000	—	100,000

Total	$3,192,321,571	$100,000	$—	$3,192,421,571

Other Financial Instruments
Futures Contracts[2]	5,862	—	—	5,862

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 31

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments in affiliated issuers, at value (cost $3,899,461)		$5,463,029
Investments in unaffiliated issuers, at value (cost $2,466,253,206) including securities on loan of $7,441,350		3,179,771,767
Collateral invested for securities on loan, at value (cost $7,186,775)	+	7,186,775

Total investments, at value (cost $2,477,339,442)		3,192,421,571
Receivables:
Fund shares sold		14,370,564
Dividends		6,230,002
Income from securities on loan		18,245
Foreign tax reclaims		8,092
Variation margin on futures contracts	+	4,700

Total assets		3,213,053,174

Liabilities

Collateral held for securities on loan		7,186,775
Payables:
Investments bought		14,201,072
Investment adviser fees	+	20,849

Total liabilities		21,408,696

Net Assets

Total assets		3,213,053,174
Total liabilities	−	21,408,696

Net assets		$3,191,644,478

Net Assets by Source
Capital received from investors		2,472,681,731
Net investment income not yet distributed		9,252,242
Net realized capital losses		(5,377,486)
Net unrealized capital appreciation		715,087,991

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$3,191,644,478		66,500,000		$47.99

32 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends received from affiliated issuer		$38,915
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10,005)		49,117,759
Interest		1
Securities on loan	+	136,436

Total investment income		49,293,111

Expenses

Investment adviser fees		988,735

Total expenses	−	988,735

Net investment income		48,304,376

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		43,440
Net realized gains on unaffiliated investments		1,719,182
Net realized gains on in-kind redemptions	+	23,901,558

Net realized gains		25,664,180
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,089,717
Net change in unrealized appreciation (depreciation) on unaffiliated investments		450,826,814
Net change in unrealized appreciation (depreciation) on futures contracts	+	5,862

Net change in unrealized appreciation (depreciation)	+	451,922,393

Net realized and unrealized gains		477,586,573

Increase in net assets resulting from operations		$525,890,949

See financial notes 33

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$48,304,376	$28,040,996
Net realized gains		25,664,180	17,040,438
Net change in unrealized appreciation (depreciation)	+	451,922,393	167,106,932

Increase in net assets resulting from operations		525,890,949	212,188,366

Distributions to Shareholders

Distributions from net investment income		($44,577,680)	($25,323,080)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,650,000	$1,002,867,160	20,800,000	$771,113,187
Shares redeemed	+	(1,750,000)	(73,817,744)	(1,800,000)	(67,504,590)

Net transactions in fund shares		20,900,000	$929,049,416	19,000,000	$703,608,597

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,600,000	$1,781,281,793	26,600,000	$890,807,910
Total increase	+	20,900,000	1,410,362,685	19,000,000	890,473,883

End of period		66,500,000	$3,191,644,478	45,600,000	$1,781,281,793

Net investment income not yet distributed			$9,252,242		$5,860,258

34 See financial notes

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	12/9/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	39.60	34.05	29.44	24.21	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.56	0.55	0.36	0.27	0.15
Net realized and unrealized gains (losses)	10.50	5.52	4.59	5.20	(0.83)

Total from investment operations	11.06	6.07	4.95	5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.55)	(0.52)	(0.34)	(0.24)	(0.11)

Net asset value at end of period	50.11	39.60	34.05	29.44	24.21

Total return (%)	28.11	18.02	16.96	22.57	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	0.07	0.13	0.13	0.14 [3,4]
Net investment income (loss)	1.29	1.55	1.17	0.93	0.86 [3]
Portfolio turnover rate[5]	7	11	8	10	6 [2]
Net assets, end of period ($ x 1,000)	1,485,805	827,613	475,062	309,155	108,946

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 35

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,093,683,669	1,482,757,384
0.4%		Other Investment Companies	5,962,623	5,996,132

100.2%		Total Investments	1,099,646,292	1,488,753,516
(0	.2)%	Other Assets and Liabilities, Net		(2,948,893)

100.0%		Net Assets		1,485,804,623

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	5,559,720

Banks 0.1%
Other Securities		0.1	2,011,461

Capital Goods 6.1%
Caterpillar, Inc.	94,464	0.7	10,303,188
Danaher Corp.	90,729	0.5	6,950,749
The Boeing Co.	101,528	0.9	12,873,750
Other Securities		4.0	60,750,938

		6.1	90,878,625

Commercial & Professional Services 0.8%
Other Securities		0.8	12,453,945

Consumer Durables & Apparel 2.0%
NIKE, Inc., Class B	112,092	0.6	8,804,827
Other Securities		1.4	21,308,097

		2.0	30,112,924

Consumer Services 2.2%
Starbucks Corp.	114,267	0.6	8,891,115
Other Securities		1.6	23,321,327

		2.2	32,212,442

Diversified Financials 6.2%
American Express Co.	138,196	0.8	12,375,452
Berkshire Hathaway, Inc., Class B *	273,073	2.5	37,479,269
The Charles Schwab Corp. (b)	175,888	0.3	5,014,567
Other Securities		2.6	37,062,699

		6.2	91,931,987

Energy 8.4%
Anadarko Petroleum Corp.	76,607	0.6	8,632,843
EOG Resources, Inc.	82,807	0.6	9,098,833
Halliburton Co.	127,909	0.6	8,647,927
Schlumberger Ltd.	197,687	1.5	21,674,403
Other Securities		5.1	76,518,458

		8.4	124,572,464

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	66,445	0.5	8,045,161
CVS Caremark Corp.	176,939	0.9	14,057,804
Wal-Mart Stores, Inc.	244,316	1.2	18,445,858
Walgreen Co.	132,866	0.5	8,041,050
Other Securities		0.3	2,184,364

		3.4	50,774,237

Food, Beverage & Tobacco 2.3%
PepsiCo, Inc.	229,912	1.4	21,264,561
Other Securities		0.9	12,161,747

		2.3	33,426,308

Health Care Equipment & Services 6.5%
Express Scripts Holding Co. *	116,823	0.6	8,636,724
Medtronic, Inc.	151,873	0.7	9,697,091
UnitedHealth Group, Inc.	148,290	0.9	12,853,777
Other Securities		4.3	65,174,368

		6.5	96,361,960

Household & Personal Products 1.0%
Colgate-Palmolive Co.	131,973	0.6	8,542,612
Other Securities		0.4	6,084,783

		1.0	14,627,395

Insurance 0.4%
Other Securities		0.4	5,858,077

Materials 3.1%
LyondellBasell Industries N.V., Class A	63,564	0.5	7,268,543
Monsanto Co.	79,429	0.6	9,185,964
Other Securities		2.0	30,250,415

		3.1	46,704,922

Media 3.8%
Comcast Corp., Class A	393,879	1.5	21,556,998
Other Securities		2.3	34,880,763

		3.8	56,437,761

36 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 11.3%
Actavis plc *	39,973	0.6	9,073,072
Allergan, Inc.	44,954	0.5	7,358,071
Amgen, Inc.	114,556	1.1	15,966,815
Biogen Idec, Inc. *	35,876	0.8	12,306,903
Celgene Corp. *	122,230	0.8	11,614,295
Gilead Sciences, Inc. *	232,338	1.7	24,994,922
Johnson & Johnson	428,706	3.0	44,469,673
Thermo Fisher Scientific, Inc.	60,339	0.5	7,253,351
Other Securities		2.3	35,490,027

		11.3	168,527,129

Real Estate 3.1%
Simon Property Group, Inc.	47,005	0.5	7,992,260
Other Securities		2.6	38,408,485

		3.1	46,400,745

Retailing 5.7%
Amazon.com, Inc. *	56,402	1.3	19,122,534
Lowe’s Cos., Inc.	150,933	0.5	7,925,492
The Priceline Group, Inc. *	7,919	0.7	9,853,691
Other Securities		3.2	47,813,907

		5.7	84,715,624

Semiconductors & Semiconductor Equipment 0.8%
Other Securities		0.8	11,197,969

Software & Services 17.3%
Accenture plc, Class A	96,495	0.5	7,821,885
eBay, Inc. *	172,624	0.6	9,580,632
Facebook, Inc., Class A *	260,180	1.3	19,466,668
Google, Inc., Class A *	42,858	1.7	24,958,785
Google, Inc., Class C *	43,008	1.7	24,583,373
MasterCard, Inc., Class A	152,056	0.8	11,527,365
Microsoft Corp.	1,138,414	3.5	51,718,148
Oracle Corp.	519,597	1.5	21,578,863
Visa, Inc., Class A	76,068	1.1	16,165,971
Other Securities		4.6	68,897,741

		17.3	256,299,431

Technology Hardware & Equipment 10.5%
Apple, Inc.	914,177	6.3	93,703,143
Cisco Systems, Inc.	775,394	1.3	19,377,096
EMC Corp.	309,799	0.6	9,148,364
QUALCOMM, Inc.	255,407	1.3	19,436,473
Other Securities		1.0	14,417,181

		10.5	156,082,257

Telecommunication Services 0.4%
Other Securities		0.4	5,332,061

Transportation 3.8%
Union Pacific Corp.	137,045	1.0	14,426,727
United Parcel Service, Inc., Class B	107,134	0.7	10,427,352
Other Securities		2.1	31,800,269

		3.8	56,654,348

Utilities 0.2%
Other Securities		0.2	3,623,592

Total Common Stock
(Cost $1,093,683,669)			1,482,757,384

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
Other Securities		0.0	466,250

Money Market Fund 0.1%
Other Securities		0.1	624,118

Securities Lending Collateral 0.3%
Other Securities		0.3	4,905,764

Total Other Investment Companies
(Cost $5,962,623)			5,996,132

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $1,099,755,291 and the unrealized appreciation and depreciation were $394,453,955 and ($5,455,730), respectively, with a net unrealized appreciation of $388,998,225.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,777,840.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

See financial notes 37

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,482,757,384	$—	$—	$1,482,757,384
Other Investment Companies[1]	5,996,132	—	—	5,996,132

Total	$1,488,753,516	$—	$—	$1,488,753,516

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

38 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments in affiliated issuers, at value (cost $3,478,204)		$5,014,567
Investments in unaffiliated issuers, at value (cost $1,091,262,324) including securities on loan of $4,777,840		1,478,833,185
Collateral invested for securities on loan, at value (cost $4,905,764)	+	4,905,764

Total investments, at value (cost $1,099,646,292)		1,488,753,516
Receivables:
Dividends		1,951,489
Income from securities on loan		14,642
Foreign tax reclaims	+	7,730

Total assets		1,490,727,377

Liabilities

Collateral held for securities on loan		4,905,764
Payables:
Investment adviser fees	+	16,990

Total liabilities		4,922,754

Net Assets

Total assets		1,490,727,377
Total liabilities	−	4,922,754

Net assets		$1,485,804,623

Net Assets by Source
Capital received from investors		1,102,123,090
Net investment income not yet distributed		2,968,776
Net realized capital losses		(8,394,467)
Net unrealized capital appreciation		389,107,224

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,485,804,623		29,650,000		$50.11

See financial notes 39

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends received from affiliated issuer		$36,785
Dividends received from unaffiliated issuers (net of foreign withholding tax of $9,599)		15,652,746
Securities on loan	+	98,235

Total investment income		15,787,766

Expenses

Investment adviser fees		815,131

Total expenses	−	815,131

Net investment income		14,972,635

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		39,548
Net realized gains on unaffiliated investments		657,368
Net realized gains on in-kind redemptions	+	10,337,832

Net realized gains		11,034,748
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,050,626
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	247,339,768

Net change in unrealized appreciation (depreciation)	+	248,390,394

Net realized and unrealized gains		259,425,142

Increase in net assets resulting from operations		$274,397,777

40 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$14,972,635	$9,674,413
Net realized gains		11,034,748	372,254
Net change in unrealized appreciation (depreciation)	+	248,390,394	91,118,212

Increase in net assets resulting from operations		274,397,777	101,164,879

Distributions to Shareholders

Distributions from net investment income		($13,914,310)	($8,617,825)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,250,000	$420,385,407	7,700,000	$287,234,792
Shares redeemed	+	(500,000)	(22,677,152)	(750,000)	(27,230,664)

Net transactions in fund shares		8,750,000	$397,708,255	6,950,000	$260,004,128

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,900,000	$827,612,901	13,950,000	$475,061,719
Total increase	+	8,750,000	658,191,722	6,950,000	352,551,182

End of period		29,650,000	$1,485,804,623	20,900,000	$827,612,901

Net investment income not yet distributed			$2,968,776		$2,061,801

See financial notes 41

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	12/9/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	36.49	31.24	27.34	24.36	25.00

Income (loss) from investment operations:
Net investment income (loss)	1.00	0.93	0.82	0.70	0.47
Net realized and unrealized gains (losses)	7.03	5.24	3.89	2.99	(0.78)

Total from investment operations	8.03	6.17	4.71	3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.98)	(0.92)	(0.81)	(0.71)	(0.33)

Net asset value at end of period	43.54	36.49	31.24	27.34	24.36

Total return (%)	22.25	20.06	17.53	15.12	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	0.07	0.13	0.13	0.14 [3,4]
Net investment income (loss)	2.54	2.73	2.89	2.68	2.98 [3]
Portfolio turnover rate[5]	9	9	8	7	5 [2]
Net assets, end of period ($ x 1,000)	1,162,576	700,693	385,791	241,994	84,052

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

42 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	939,758,277	1,158,924,925
0.1%	Other Investment Companies	1,548,517	1,587,326

99.8%	Total Investments	941,306,794	1,160,512,251
0.2%	Other Assets and Liabilities, Net		2,063,901

100.0%	Net Assets		1,162,576,152

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Ford Motor Co.	472,501	0.7	8,226,242
General Motors Co.	156,713	0.5	5,453,612
Other Securities		1.0	11,301,388

		2.2	24,981,242

Banks 11.1%
Bank of America Corp.	1,256,679	1.7	20,219,965
Citigroup, Inc.	363,012	1.6	18,749,570
JPMorgan Chase & Co.	453,863	2.3	26,982,155
The PNC Financial Services Group, Inc.	63,778	0.5	5,405,185
U.S. Bancorp	217,150	0.8	9,181,102
Wells Fargo & Co.	573,579	2.5	29,504,904
Other Securities		1.7	18,901,961

		11.1	128,944,842

Capital Goods 9.0%
3M Co.	74,424	0.9	10,717,056
Emerson Electric Co.	84,117	0.5	5,385,170
General Electric Co.	1,200,123	2.7	31,179,196
Honeywell International, Inc.	93,812	0.8	8,933,717
Lockheed Martin Corp.	31,755	0.5	5,525,370
United Technologies Corp.	100,685	0.9	10,871,966
Other Securities		2.7	32,429,548

		9.0	105,042,023

Commercial & Professional Services 0.8%
Other Securities		0.8	9,200,745

Consumer Durables & Apparel 0.7%
Other Securities		0.7	8,545,382

Consumer Services 1.6%
McDonald’s Corp.	118,121	1.0	11,070,300
Other Securities		0.6	7,886,805

		1.6	18,957,105

Diversified Financials 3.5%
Capital One Financial Corp.	68,081	0.5	5,586,727
Morgan Stanley	167,951	0.5	5,762,399
The Bank of New York Mellon Corp.	136,024	0.5	5,329,420
The Goldman Sachs Group, Inc.	50,038	0.8	8,962,306
Other Securities		1.2	15,368,411

		3.5	41,009,263

Energy 11.9%
Chevron Corp.	227,925	2.5	29,504,891
ConocoPhillips	146,792	1.0	11,922,446
Exxon Mobil Corp.	513,949	4.4	51,117,368
Occidental Petroleum Corp.	94,529	0.8	9,805,493
Phillips 66	67,428	0.5	5,867,585
Other Securities		2.7	30,223,826

		11.9	138,441,609

Food & Staples Retailing 0.6%
Other Securities		0.6	7,132,890

Food, Beverage & Tobacco 7.5%
Altria Group, Inc.	237,723	0.9	10,241,107
Mondelez International, Inc., Class A	201,783	0.6	7,302,527
Philip Morris International, Inc.	188,071	1.4	16,095,116
The Coca-Cola Co.	451,786	1.6	18,848,512
Other Securities		3.0	34,069,024

		7.5	86,556,286

Health Care Equipment & Services 2.4%
Abbott Laboratories	180,295	0.7	7,615,661
Other Securities		1.7	19,981,145

		2.4	27,596,806

Household & Personal Products 2.9%
The Procter & Gamble Co.	323,910	2.3	26,920,160
Other Securities		0.6	7,052,305

		2.9	33,972,465

Insurance 5.8%
American International Group, Inc.	174,103	0.8	9,760,214
MetLife, Inc.	134,842	0.6	7,381,251

See financial notes 43

 Schwab U.S. Large-Cap Value ETF

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.4	49,933,574

		5.8	67,075,039

Materials 4.1%
E.I. du Pont de Nemours & Co.	109,327	0.6	7,227,608
The Dow Chemical Co.	144,311	0.7	7,727,854
Other Securities		2.8	33,110,667

		4.1	48,066,129

Media 3.7%
The Walt Disney Co.	192,551	1.5	17,306,484
Time Warner, Inc.	105,097	0.7	8,095,622
Twenty-First Century Fox, Inc., Class A	228,185	0.7	8,082,313
Other Securities		0.8	9,509,662

		3.7	42,994,081

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	190,037	0.9	10,505,245
Bristol-Myers Squibb Co.	199,295	0.9	10,094,292
Eli Lilly & Co.	117,557	0.6	7,471,923
Merck & Co., Inc.	349,905	1.8	21,032,789
Pfizer, Inc.	762,922	1.9	22,422,278
Other Securities		0.4	4,229,143

		6.5	75,755,670

Real Estate 2.6%
Other Securities		2.6	30,457,866

Retailing 2.9%
The Home Depot, Inc.	163,684	1.3	15,304,454
Other Securities		1.6	17,738,168

		2.9	33,042,622

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	595,242	1.8	20,785,851
Texas Instruments, Inc.	129,341	0.5	6,231,649
Other Securities		1.7	18,995,717

		4.0	46,013,217

Software & Services 3.0%
International Business Machines Corp.	114,186	1.9	21,957,968
Other Securities		1.1	13,346,947

		3.0	35,304,915

Technology Hardware & Equipment 2.2%
Hewlett-Packard Co.	225,434	0.7	8,566,492
Other Securities		1.5	16,450,533

		2.2	25,017,025

Telecommunication Services 4.4%
AT&T, Inc.	621,386	1.9	21,723,655
Verizon Communications, Inc.	495,738	2.1	24,697,667
Other Securities		0.4	4,986,063

		4.4	51,407,385

Transportation 0.3%
Other Securities		0.3	3,966,169

Utilities 6.0%
Duke Energy Corp.	84,414	0.5	6,245,792
Other Securities		5.5	63,198,357

		6.0	69,444,149

Total Common Stock
(Cost $939,758,277)			1,158,924,925

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Other Securities		0.1	1,129,040

Money Market Fund 0.0%
Other Securities		0.0	458,084

Securities Lending Collateral 0.0%
Other Securities		0.0	202

Total Other Investment Companies
(Cost $1,548,517)			1,587,326

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $941,769,305 and the unrealized appreciation and depreciation were $220,956,500 and ($2,213,554), respectively, with a net unrealized appreciation of $218,742,946.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $122,158.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

44 See financial notes

 Schwab U.S. Large-Cap Value ETF

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,158,924,925	$—	$—	$1,158,924,925
Other Investment Companies[1]	1,587,326	—	—	1,587,326

Total	$1,160,512,251	$—	$—	$1,160,512,251

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 45

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $941,306,592) including securities on loan of $122,158		$1,160,512,049
Collateral invested for securities on loan, at value (cost $202)	+	202

Total investments, at value (cost $941,306,794)		1,160,512,251
Receivables:
Dividends		2,998,500
Income from securities on loan	+	87

Total assets		1,163,510,838

Liabilities

Collateral held for securities on loan		202
Payables:
Investments bought		921,152
Investment adviser fees	+	13,332

Total liabilities		934,686

Net Assets

Total assets		1,163,510,838
Total liabilities	−	934,686

Net assets		$1,162,576,152

Net Assets by Source
Capital received from investors		942,384,846
Net investment income not yet distributed		4,194,771
Net realized capital losses		(3,208,922)
Net unrealized capital appreciation		219,205,457

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,162,576,152		26,700,000		$43.54

46 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends		$23,412,270
Securities on loan	+	16,445

Total investment income		23,428,715

Expenses

Investment adviser fees		627,219

Total expenses	−	627,219

Net investment income		22,801,496

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(711,100)
Net realized gains on in-kind redemptions	+	16,450,241

Net realized gains		15,739,141
Net change in unrealized appreciation (depreciation) on investments	+	135,710,697

Net realized and unrealized gains		151,449,838

Increase in net assets resulting from operations		$174,251,334

See financial notes 47

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$22,801,496	$14,394,685
Net realized gains		15,739,141	16,349,174
Net change in unrealized appreciation (depreciation)	+	135,710,697	52,823,018

Increase in net assets resulting from operations		174,251,334	83,566,877

Distributions to Shareholders

Distributions from net investment income		($21,232,840)	($13,282,460)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,900,000	$364,173,324	9,400,000	$328,362,220
Shares redeemed	+	(1,400,000)	(55,308,685)	(2,550,000)	(83,744,269)

Net transactions in fund shares		7,500,000	$308,864,639	6,850,000	$244,617,951

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,200,000	$700,693,019	12,350,000	$385,790,651
Total increase	+	7,500,000	461,883,133	6,850,000	314,902,368

End of period		26,700,000	$1,162,576,152	19,200,000	$700,693,019

Net investment income not yet distributed			$4,194,771		$2,758,069

48 See financial notes

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	1/12/11[1]–
	8/31/14	8/31/13	8/31/12	8/31/11

Per-Share Data ($)

Net asset value at beginning of period	32.94	26.56	23.75	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.56	0.51	0.37	0.18
Net realized and unrealized gains (losses)	7.62	6.40	2.77	(1.29)

Total from investment operations	8.18	6.91	3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.56)	(0.53)	(0.33)	(0.14)

Net asset value at end of period	40.56	32.94	26.56	23.75

Total return (%)	24.97	26.27	13.32	(4.49)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	0.07	0.13	0.13 [3]
Net investment income (loss)	1.53	1.70	1.53	1.18 [3]
Portfolio turnover rate[4]	9	25	19	9 [2]
Net assets, end of period ($ x 1,000)	1,190,517	611,081	205,840	79,550

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 49

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	985,694,317	1,189,455,202
0.9%		Other Investment Companies	10,125,970	10,126,276

100.8%		Total Investments	995,820,287	1,199,581,478
(0	.8)%	Other Assets and Liabilities, Net		(9,064,556)

100.0%		Net Assets		1,190,516,922

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
TRW Automotive Holdings Corp. *	51,749	0.4	4,982,911
Other Securities		1.1	13,143,768

		1.5	18,126,679

Banks 3.6%
Other Securities		3.6	43,149,682

Capital Goods 12.0%
B/E Aerospace, Inc. *	46,453	0.3	3,936,427
Masco Corp.	166,409	0.3	3,905,619
Pall Corp.	51,157	0.4	4,316,116
TransDigm Group, Inc.	22,933	0.4	4,311,175
United Rentals, Inc. *	45,277	0.4	5,326,839
Other Securities		10.2	121,395,432

		12.0	143,191,608

Commercial & Professional Services 2.9%
Equifax, Inc.	57,037	0.4	4,492,234
Other Securities		2.5	30,212,881

		2.9	34,705,115

Consumer Durables & Apparel 4.8%
Hanesbrands, Inc.	46,453	0.4	4,769,794
Mohawk Industries, Inc. *	28,225	0.3	4,121,414
Newell Rubbermaid, Inc.	129,365	0.4	4,336,315
Polaris Industries, Inc.	30,576	0.4	4,445,139
Under Armour, Inc., Class A *	75,696	0.4	5,174,579
Other Securities		2.9	34,312,670

		4.8	57,159,911

Consumer Services 2.8%
H&R Block, Inc.	128,188	0.4	4,298,144
Other Securities		2.4	29,472,241

		2.8	33,770,385

Diversified Financials 2.7%
Other Securities		2.7	32,677,087

Energy 7.2%
Cheniere Energy, Inc. *	102,316	0.7	8,211,882
Cimarex Energy Co.	40,573	0.5	5,889,577
Helmerich & Payne, Inc.	50,568	0.4	5,312,168
Tesoro Corp.	60,567	0.3	3,921,108
Whiting Petroleum Corp. *	55,274	0.4	5,121,689
Other Securities		4.9	57,026,644

		7.2	85,483,068

Food & Staples Retailing 0.6%
Other Securities		0.6	7,341,752

Food, Beverage & Tobacco 1.0%
Other Securities		1.0	11,555,241

Health Care Equipment & Services 4.5%
Universal Health Services, Inc., Class B	41,749	0.4	4,777,756
Other Securities		4.1	48,570,030

		4.5	53,347,786

Household & Personal Products 0.7%
Other Securities		0.7	7,850,152

Insurance 5.6%
Markel Corp. *	6,468	0.4	4,267,587
Other Securities		5.2	62,933,262

		5.6	67,200,849

Materials 7.6%
International Flavors & Fragrances, Inc.	38,221	0.3	3,882,871
Vulcan Materials Co.	61,154	0.3	3,875,941
Other Securities		7.0	83,096,068

		7.6	90,854,880

Media 1.7%
The Interpublic Group of Cos., Inc.	197,575	0.3	3,858,640
Other Securities		1.4	15,844,723

		1.7	19,703,363

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
BioMarin Pharmaceutical, Inc. *	67,621	0.4	4,815,968
Endo International plc *	65,423	0.4	4,168,099

50 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Hospira, Inc. *	77,617	0.4	4,171,138
Jazz Pharmaceuticals plc *	25,063	0.3	4,083,264
Pharmacyclics, Inc. *	31,752	0.3	3,949,631
Salix Pharmaceuticals Ltd. *	29,400	0.4	4,677,834
Other Securities		2.6	31,160,523

		4.8	57,026,457

Real Estate 9.2%
CBRE Group, Inc., Class A *	129,955	0.3	4,129,970
Essex Property Trust, Inc.	28,812	0.5	5,573,681
Federal Realty Investment Trust	31,272	0.3	3,902,120
Realty Income Corp.	102,901	0.4	4,601,733
SL Green Realty Corp.	44,689	0.4	4,886,742
Other Securities		7.3	86,470,794

		9.2	109,565,040

Retailing 4.3%
Advance Auto Parts, Inc.	34,106	0.4	4,652,740
Foot Locker, Inc.	68,210	0.3	3,827,263
LKQ Corp. *	141,124	0.3	4,007,922
Signet Jewelers Ltd.	37,172	0.4	4,381,464
Tractor Supply Co.	64,683	0.4	4,330,527
Other Securities		2.5	29,549,748

		4.3	50,749,664

Semiconductors & Semiconductor Equipment 2.1%
Lam Research Corp.	75,854	0.5	5,454,661
Skyworks Solutions, Inc.	88,204	0.4	4,997,639
Other Securities		1.2	14,214,742

		2.1	24,667,042

Software & Services 7.7%
Akamai Technologies, Inc. *	82,911	0.4	5,009,483
Computer Sciences Corp.	67,622	0.3	4,043,119
Electronic Arts, Inc. *	145,826	0.5	5,518,056
FleetCor Technologies, Inc. *	34,104	0.4	4,900,404
Other Securities		6.1	71,884,048

		7.7	91,355,110

Technology Hardware & Equipment 3.3%
Trimble Navigation Ltd. *	121,720	0.3	4,048,407
Other Securities		3.0	35,798,561

		3.3	39,846,968

Telecommunication Services 1.2%
Other Securities		1.2	14,024,566

Transportation 2.9%
American Airlines Group, Inc.	334,355	1.1	13,009,753
Other Securities		1.8	21,626,607

		2.9	34,636,360

Utilities 5.2%
American Water Works Co., Inc.	83,499	0.4	4,225,884
CMS Energy Corp.	125,246	0.3	3,825,013
NRG Energy, Inc.	159,348	0.4	4,904,731
Other Securities		4.1	48,510,809

		5.2	61,466,437

Total Common Stock
(Cost $985,694,317)			1,189,455,202

Other Investment Companies 0.9% of net assets

Equity Fund 0.0%
Other Securities		0.0	1,309

Money Market Fund 0.0%
Other Securities		0.0	289,119

Securities Lending Collateral 0.9%
Other Securities		0.9	9,835,848

Total Other Investment Companies
(Cost $10,125,970)			10,126,276

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $996,149,937 and the unrealized appreciation and depreciation were $217,040,653 and ($13,609,112), respectively, with a net unrealized appreciation of $203,431,541.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,592,961.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 51

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,189,455,202	$—	$—	$1,189,455,202
Other Investment Companies[1]	10,126,276	—	—	10,126,276

Total	$1,199,581,478	$—	$—	$1,199,581,478

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

52 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $985,984,439) including securities on loan of $12,592,961		$1,189,745,630
Collateral invested for securities on loan, at value (cost $9,835,848)	+	9,835,848

Total investments, at value (cost $995,820,287)		1,199,581,478
Receivables:
Dividends		1,106,089
Income from securities on loan	+	45,775

Total assets		1,200,733,342

Liabilities

Collateral held for securities on loan		9,835,848
Payables:
Investments bought		366,952
Investment adviser fees	+	13,620

Total liabilities		10,216,420

Net Assets

Total assets		1,200,733,342
Total liabilities	−	10,216,420

Net assets		$1,190,516,922

Net Assets by Source
Capital received from investors		993,473,080
Net investment income not yet distributed		1,026,552
Net realized capital losses		(7,743,901)
Net unrealized capital appreciation		203,761,191

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,190,516,922		29,350,000		$40.56

See financial notes 53

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends (net of foreign withholding tax of $7,254)		$14,870,319
Securities on loan	+	372,840

Total investment income		15,243,159

Expenses

Investment adviser fees		667,772

Total expenses	−	667,772

Net investment income		14,575,387

Realized and Unrealized Gains (Losses)

Net realized gains on investments		651,744
Net realized gains on in-kind redemptions	+	32,656,810

Net realized gains		33,308,554
Net change in unrealized appreciation (depreciation) on investments	+	142,865,701

Net realized and unrealized gains		176,174,255

Increase in net assets resulting from operations		$190,749,642

54 See financial notes

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$14,575,387	$6,975,894
Net realized gains		33,308,554	20,516,426
Net change in unrealized appreciation (depreciation)	+	142,865,701	59,061,955

Increase in net assets resulting from operations		190,749,642	86,554,275

Distributions to Shareholders

Distributions from net investment income		($14,140,400)	($6,489,136)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,850,000	$515,129,958	14,550,000	$441,831,535
Shares redeemed	+	(3,050,000)	(112,303,454)	(3,750,001)	(116,655,372)

Net transactions in fund shares		10,800,000	$402,826,504	10,799,999	$325,176,163

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,550,000	$611,081,176	7,750,001	$205,839,874
Total increase	+	10,800,000	579,435,746	10,799,999	405,241,302

End of period		29,350,000	$1,190,516,922	18,550,000	$611,081,176

Net investment income not yet distributed			$1,026,552		$986,406

See financial notes 55

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	9/1/11–	9/1/10–	10/30/09[1]–
	8/31/14	8/31/13	8/31/12	8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	45.71	36.55	32.34	26.48	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.73	0.74	0.49	0.39	0.23
Net realized and unrealized gains (losses)	8.84	9.18	4.16	5.86	1.45	[2]

Total from investment operations	9.57	9.92	4.65	6.25	1.68
Less distributions:
Distributions from net investment income	(0.75)	(0.76)	(0.44)	(0.39)	(0.20)

Net asset value at end of period	54.53	45.71	36.55	32.34	26.48

Total return (%)	21.01	27.47	14.52	23.55	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.08	0.09 [4]	0.13	0.13	0.14	[5,6]
Net investment income (loss)	1.41	1.74	1.44	1.17	1.05	[5]
Portfolio turnover rate[7]	13	22	12	11	8	[3]
Net assets, end of period ($ x 1,000)	2,104,717	1,446,857	641,516	462,523	193,310

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
5 Annualized.
6 Effective June 14, 2010, the annual operating expense ratio was reduced. The ratio presented for period ended 8/31/10 is a blended ratio.
7 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

56 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,697,595,459	2,101,639,329
2.9%		Other Investment Companies	61,610,828	61,610,828
0.0%		Rights	115,419	115,419
0.0%		Short-Term Investment	99,999	99,999
0.0%		Warrants	—	—

102.8%		Total Investments	1,759,421,705	2,163,465,575
(2	.8)%	Other Assets and Liabilities, Net		(58,748,908)

100.0%		Net Assets		2,104,716,667

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
The Goodyear Tire & Rubber Co.	227,026	0.3	5,895,865
Visteon Corp. *	39,817	0.2	4,029,082
Other Securities		1.0	21,524,470

		1.5	31,449,417

Banks 7.5%
East West Bancorp, Inc.	117,927	0.2	4,108,577
Signature Bank *	40,940	0.2	4,849,752
SVB Financial Group *	40,881	0.2	4,550,873
Other Securities		6.9	143,969,716

		7.5	157,478,918

Capital Goods 10.5%
Acuity Brands, Inc.	35,489	0.2	4,396,377
Huntington Ingalls Industries, Inc.	40,293	0.2	4,114,318
Spirit AeroSystems Holdings, Inc., Class A *	105,245	0.2	4,036,146
The Middleby Corp. *	47,102	0.2	4,061,605
Trinity Industries, Inc.	127,393	0.3	6,163,273
Other Securities		9.4	197,592,481

		10.5	220,364,200

Commercial & Professional Services 3.0%
Pitney Bowes, Inc.	166,657	0.2	4,509,738
Other Securities		2.8	57,783,566

		3.0	62,293,304

Consumer Durables & Apparel 2.5%
Harman International Industries, Inc.	56,004	0.3	6,444,940
Other Securities		2.2	45,061,414

		2.5	51,506,354

Consumer Services 3.5%
Other Securities		3.5	74,489,309

Diversified Financials 2.6%
E*TRADE Financial Corp. *	237,180	0.3	5,279,627
Other Securities		2.3	48,932,407

		2.6	54,212,034

Energy 6.2%
Energen Corp.	59,855	0.2	4,817,130
Gulfport Energy Corp. *	69,716	0.2	4,078,386
Newfield Exploration Co. *	112,134	0.2	5,025,846
Patterson-UTI Energy, Inc.	118,834	0.2	4,104,526
WPX Energy, Inc. *	166,784	0.2	4,439,790
Other Securities		5.2	107,375,535

		6.2	129,841,213

Food & Staples Retailing 0.8%
Rite Aid Corp. *	731,695	0.2	4,551,143
Other Securities		0.6	12,840,809

		0.8	17,391,952

Food, Beverage & Tobacco 1.8%
The Hain Celestial Group, Inc. *	41,449	0.2	4,076,924
The WhiteWave Foods Co. *	141,384	0.2	4,951,268
Other Securities		1.4	28,082,586

		1.8	37,110,778

Health Care Equipment & Services 5.4%
athenahealth, Inc. *	31,309	0.2	4,522,272
Brookdale Senior Living, Inc. *	139,735	0.2	4,883,738
Other Securities		5.0	104,391,191

		5.4	113,797,201

Household & Personal Products 0.4%
Other Securities		0.4	7,455,568

Insurance 3.2%
Protective Life Corp.	64,670	0.2	4,488,098
Other Securities		3.0	62,797,183

		3.2	67,285,281

See financial notes 57

 Schwab U.S. Small-Cap ETF

	Number	% of Net	Value
Security	of Shares	Assets	($)
Materials 5.7%
Eagle Materials, Inc.	41,787	0.2	4,258,513
Steel Dynamics, Inc.	196,860	0.2	4,575,026
United States Steel Corp.	119,013	0.2	4,599,852
Other Securities		5.1	107,195,117

		5.7	120,628,508

Media 1.6%
Other Securities		1.6	32,852,229

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alkermes plc *	120,136	0.3	5,373,683
Cubist Pharmaceuticals, Inc. *	61,429	0.2	4,240,444
InterMune, Inc. *	86,551	0.3	6,357,171
Isis Pharmaceuticals, Inc. *	98,511	0.2	4,015,308
Jazz Pharmaceuticals plc *	44,330	0.3	7,222,244
Mallinckrodt plc *	90,092	0.3	7,341,604
Puma Biotechnology, Inc. *	16,544	0.2	4,309,877
Salix Pharmaceuticals Ltd. *	52,377	0.4	8,333,704
United Therapeutics Corp. *	36,297	0.2	4,276,876
Other Securities		4.2	87,329,097

		6.6	138,800,008

Real Estate 10.3%
American Realty Capital Properties, Inc.	741,721	0.5	9,761,048
Mid-America Apartment Communities, Inc.	61,611	0.2	4,455,708
Starwood Property Trust, Inc.	181,311	0.2	4,324,267
The Howard Hughes Corp. *	25,716	0.2	4,072,643
Other Securities		9.2	195,155,483

		10.3	217,769,149

Retailing 4.0%
Other Securities		4.0	83,651,820

Semiconductors & Semiconductor Equipment 3.5%
First Solar, Inc. *	58,460	0.2	4,073,493
SunEdison, Inc. *	202,997	0.2	4,472,024
Other Securities		3.1	65,761,451

		3.5	74,306,968

Software & Services 7.6%
Broadridge Financial Solutions, Inc.	99,242	0.2	4,221,755
Splunk, Inc. *	74,642	0.2	4,026,936
Yelp, Inc. *	48,128	0.2	3,966,710
Other Securities		7.0	148,416,647

		7.6	160,632,048

Technology Hardware & Equipment 5.0%
Other Securities		5.0	105,698,578

Telecommunication Services 0.5%
Other Securities		0.5	11,236,033

Transportation 3.5%
Alaska Air Group, Inc.	113,036	0.2	5,238,088
American Airlines Group, Inc.	592,339	1.1	23,047,910
Avis Budget Group, Inc. *	86,684	0.3	5,852,037
Spirit Airlines, Inc. *	59,824	0.2	4,211,011
Other Securities		1.7	35,635,717

		3.5	73,984,763

Utilities 2.7%
Atmos Energy Corp.	82,392	0.2	4,165,740
Other Securities		2.5	53,237,956

		2.7	57,403,696

Total Common Stock
(Cost $1,697,595,459)			2,101,639,329

Other Investment Companies 2.9% of net assets

Money Market Fund 0.1%
Other Securities		0.1	1,475,661

Securities Lending Collateral 2.8%
Other Securities		2.8	60,135,167

Total Other Investment Companies
(Cost $61,610,828)			61,610,828

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	115,419

Total Rights
(Cost $115,419)			115,419

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	99,999

Total Short-Term Investment
(Cost $99,999)			99,999

End of Investments.

58 See financial notes

 Schwab U.S. Small-Cap ETF

At 08/31/14, the tax basis cost of the fund’s investments was $1,761,255,152 and the unrealized appreciation and depreciation were $458,520,773 and ($56,310,350), respectively, with a net unrealized appreciation of $402,210,423.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $59,854,274.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 8/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 09/19/14	5	586,700	21,390

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,101,639,329	$—	$—	$2,101,639,329
Other Investment Companies[1]	61,610,828	—	—	61,610,828
Rights[1]	—	—	115,419	115,419
Warrants[1]	—	—	—	—
Short-Term Investment	—	99,999	—	99,999

Total	$2,163,250,157	$99,999	$115,419	$2,163,465,575

Other Financial Instruments
Futures Contracts[2]	$21,390	$—	$—	$21,390

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$115,419	$—	$—	$—	$115,419

Total	$—	$—	$—	$115,419	$—	$—	$—	$115,419

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 59

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $1,699,286,538) including securities on loan of $59,854,274		$2,103,330,408
Collateral invested for securities on loan, at value (cost $60,135,167)	+	60,135,167

Total investments, at value (cost $1,759,421,705)		2,163,465,575
Receivables:
Investments sold		21,311
Dividends		1,766,049
Income from securities on loan		198,288
Variation margin on futures contracts	+	3,550

Total assets		2,165,454,773

Liabilities

Collateral held for securities on loan		60,135,167
Payables:
Investments bought		575,400
Investment adviser fees	+	27,539

Total liabilities		60,738,106

Net Assets

Total assets		2,165,454,773
Total liabilities	−	60,738,106

Net assets		$2,104,716,667

Net Assets by Source
Capital received from investors		1,717,223,257
Net investment income not yet distributed		428,607
Net realized capital losses		(17,000,457)
Net unrealized capital appreciation		404,065,260

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,104,716,667		38,600,000		$54.53

60 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends (net of foreign withholding tax of $2,943)		$26,005,183
Interest		1
Securities on loan	+	2,203,991

Total investment income		28,209,175

Expenses

Investment adviser fees		1,516,864

Total expenses	−	1,516,864

Net investment income		26,692,311

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(696,183)
Net realized gains on in-kind redemptions		77,126,790
Net realized gains on futures contracts	+	9,402

Net realized gains		76,440,009
Net change in unrealized appreciation (depreciation) on investments		218,350,756
Net change in unrealized appreciation (depreciation) on futures contracts	+	21,390

Net change in unrealized appreciation (depreciation)	+	218,372,146

Net realized and unrealized gains		294,812,155

Increase in net assets resulting from operations		$321,504,466

See financial notes 61

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$26,692,311	$17,041,896
Net realized gains		76,440,009	39,537,428
Net change in unrealized appreciation (depreciation)	+	218,372,146	163,291,817

Increase in net assets resulting from operations		321,504,466	219,871,141

Distributions to Shareholders

Distributions from net investment income		($27,201,420)	($16,364,820)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,900,000	$564,215,091	19,050,000	$801,652,843
Shares redeemed	+	(3,950,000)	(200,658,054)	(4,950,000)	(199,818,780)

Net transactions in fund shares		6,950,000	$363,557,037	14,100,000	$601,834,063

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,650,000	$1,446,856,584	17,550,000	$641,516,200
Total increase	+	6,950,000	657,860,083	14,100,000	805,340,384

End of period		38,600,000	$2,104,716,667	31,650,000	$1,446,856,584

Net investment income not yet distributed			$428,607		$1,480,574

62 See financial notes

Schwab U.S. Dividend Equity ETF™

Financial Statements

Financial Highlights

	9/1/13–	9/1/12–	10/19/11[1]–
	8/31/14	8/31/13	8/31/12

Per-Share Data ($)

Net asset value at beginning of period	33.00	28.58	25.00

Income (loss) from investment operations:
Net investment income (loss)	1.04	0.91	0.62
Net realized and unrealized gains (losses)	5.86	4.40	3.43

Total from investment operations	6.90	5.31	4.05
Less distributions:
Distributions from net investment income	(1.00)	(0.89)	(0.47)

Net asset value at end of period	38.90	33.00	28.58

Total return (%)	21.15	18.93	16.31	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	0.07	0.17	[3]
Net investment income (loss)	3.01	3.09	3.19	[3]
Portfolio turnover rate[4]	26	13	17	[2]
Net assets, end of period ($ x 1,000)	2,075,331	1,141,690	504,464

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 63

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,779,216,306	2,069,141,410
0.1%	Other Investment Companies	1,052,105	1,078,492

99.8%	Total Investments	1,780,268,411	2,070,219,902
0.2%	Other Assets and Liabilities, Net		5,111,170

100.0%	Net Assets		2,075,331,072

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Banks 0.1%
Other Securities		0.1	1,976,804

Capital Goods 12.7%
3M Co.	306,360	2.1	44,115,840
Eaton Corp. plc	234,544	0.8	16,373,517
Emerson Electric Co.	345,710	1.1	22,132,354
General Dynamics Corp.	160,589	1.0	19,792,594
Illinois Tool Works, Inc.	187,197	0.8	16,512,647
Lockheed Martin Corp.	131,311	1.1	22,848,114
Northrop Grumman Corp.	105,780	0.6	13,457,332
Raytheon Co.	154,410	0.7	14,875,859
The Boeing Co.	330,314	2.0	41,883,815
United Technologies Corp.	416,214	2.2	44,942,788
Other Securities		0.3	6,066,343

		12.7	263,001,203

Commercial & Professional Services 0.1%
Other Securities		0.1	1,738,728

Consumer Durables & Apparel 0.8%
Other Securities		0.8	16,230,287

Consumer Services 2.7%
McDonald’s Corp.	487,968	2.2	45,732,361
Other Securities		0.5	10,800,333

		2.7	56,532,694

Diversified Financials 0.7%
T. Rowe Price Group, Inc.	128,705	0.5	10,424,461
Other Securities		0.2	3,768,217

		0.7	14,192,678

Energy 12.7%
Chevron Corp.	729,725	4.6	94,462,901
ConocoPhillips	605,466	2.4	49,175,949
Exxon Mobil Corp.	895,146	4.3	89,031,221
The Williams Cos., Inc.	338,094	1.0	20,096,307
Other Securities		0.4	11,150,840

		12.7	263,917,218

Food & Staples Retailing 3.4%
Sysco Corp.	287,428	0.5	10,873,401
Wal-Mart Stores, Inc.	794,852	2.9	60,011,326

		3.4	70,884,727

Food, Beverage & Tobacco 11.4%
Altria Group, Inc.	978,865	2.0	42,169,504
ConAgra Foods, Inc.	206,564	0.3	6,651,361
General Mills, Inc.	303,336	0.8	16,192,076
Kellogg Co.	126,258	0.4	8,202,982
PepsiCo, Inc.	747,394	3.3	69,126,471
Reynolds American, Inc.	152,975	0.4	8,944,448
The Coca-Cola Co.	1,863,369	3.7	77,739,755
Other Securities		0.5	6,988,829

		11.4	236,015,426

Health Care Equipment & Services 1.3%
Baxter International, Inc.	267,533	1.0	20,059,624
Other Securities		0.3	6,330,659

		1.3	26,390,283

Household & Personal Products 7.1%
Colgate-Palmolive Co.	429,621	1.3	27,809,368
Kimberly-Clark Corp.	185,829	1.0	20,069,532
The Procter & Gamble Co.	1,141,112	4.6	94,837,818
Other Securities		0.2	5,643,820

		7.1	148,360,538

Insurance 1.0%
Aflac, Inc.	223,941	0.7	13,714,147
Other Securities		0.3	7,319,015

		1.0	21,033,162

Materials 4.3%
Air Products & Chemicals, Inc.	104,804	0.7	13,960,941
E.I. du Pont de Nemours & Co.	452,028	1.4	29,883,571
International Paper Co.	214,061	0.5	10,371,255
The Dow Chemical Co.	594,424	1.5	31,831,405
Other Securities		0.2	4,143,803

		4.3	90,190,975

Media 0.7%
Omnicom Group, Inc.	127,112	0.4	9,153,335

64 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		0.3	4,613,778

		0.7	13,767,113

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Eli Lilly & Co.	484,651	1.5	30,804,418
Johnson & Johnson	884,011	4.4	91,698,461
Pfizer, Inc.	3,103,411	4.4	91,209,249

		10.3	213,712,128

Retailing 4.5%
Target Corp.	312,660	0.9	18,781,486
The Home Depot, Inc.	674,758	3.0	63,089,873
Other Securities		0.6	11,530,189

		4.5	93,401,548

Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	155,437	0.4	7,945,940
Intel Corp.	2,453,936	4.1	85,691,445
Texas Instruments, Inc.	531,631	1.2	25,613,982
Other Securities		1.0	19,946,089

		6.7	139,197,456

Software & Services 6.4%
Automatic Data Processing, Inc.	237,591	1.0	19,834,097
Microsoft Corp.	2,235,438	4.9	101,555,948
Other Securities		0.5	11,105,239

		6.4	132,495,284

Technology Hardware & Equipment 0.2%
Other Securities		0.2	3,743,406

Telecommunication Services 8.7%
AT&T, Inc.	2,558,468	4.3	89,444,041
Verizon Communications, Inc.	1,850,447	4.4	92,189,270

		8.7	181,633,311

Transportation 3.4%
CSX Corp.	495,235	0.7	15,307,714
Norfolk Southern Corp.	153,073	0.8	16,378,811
United Parcel Service, Inc., Class B	347,646	1.6	33,836,385
Other Securities		0.3	4,973,765

		3.4	70,496,675

Utilities 0.5%
Other Securities		0.5	10,229,766

Total Common Stock
(Cost $1,779,216,306)			2,069,141,410

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	390,600

Money Market Fund 0.1%
Other Securities		0.1	687,892

Total Other Investment Companies
(Cost $1,052,105)			1,078,492

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $1,780,166,224 and the unrealized appreciation and depreciation were $300,887,352 and ($10,833,674), respectively, with a net unrealized appreciation of $290,053,678.

For the following notes, please refer to the complete schedule of portfolio holdings.

(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,069,141,410	$—	$—	$2,069,141,410
Other Investment Companies[1]	1,078,492	—	—	1,078,492

Total	$2,070,219,902	$—	$—	$2,070,219,902

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the year ended August 31, 2014.

See financial notes 65

 Schwab U.S. Dividend Equity ETF

Statement of
Assets and Liabilities
As of August 31, 2014

Assets

Investments, at value (cost $1,780,268,411)		$2,070,219,902
Receivables:
Investments sold		1,559,900
Dividends		7,855,255
Fund shares sold	+	5,818,176

Total assets		2,085,453,233

Liabilities

Payables:
Investments bought		10,098,448
Investment adviser fees	+	23,713

Total liabilities		10,122,161

Net Assets

Total assets		2,085,453,233
Total liabilities	−	10,122,161

Net assets		$2,075,331,072

Net Assets by Source
Capital received from investors		1,784,157,487
Net investment income not yet distributed		11,194,378
Net realized capital losses		(9,972,284)
Net unrealized capital appreciation		289,951,491

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,075,331,072		53,350,001		$38.90

66 See financial notes

 Schwab U.S. Dividend Equity ETF

Statement of
Operations
For the period September 1, 2013 through August 31, 2014

Investment Income

Dividends		$49,565,224
Interest	+	1

Total investment income		49,565,225

Expenses

Investment adviser fees		1,125,634

Total expenses	−	1,125,634

Net investment income		48,439,591

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(6,965,556)
Net realized gains on in-kind redemptions		58,899,162
Net realized gains on futures contracts	+	2,441

Net realized gains		51,936,047
Net change in unrealized appreciation (depreciation) on investments	+	188,477,636

Net realized and unrealized gains		240,413,683

Increase in net assets resulting from operations		$288,853,274

See financial notes 67

 Schwab U.S. Dividend Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/13-8/31/14			9/1/12-8/31/13
Net investment income		$48,439,591	$24,058,072
Net realized gains		51,936,047	16,571,413
Net change in unrealized appreciation (depreciation)	+	188,477,636	79,098,606

Increase in net assets resulting from operations		288,853,274	119,728,091

Distributions to Shareholders

Distributions from net investment income		($42,886,221)	($20,742,506)

Transactions in Fund Shares

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,100,000	$991,701,989	22,050,000	$691,326,939
Shares redeemed	+	(8,350,000)	(304,028,292)	(5,100,000)	(153,085,998)

Net transactions in fund shares		18,750,000	$687,673,697	16,950,000	$538,240,941

Shares Outstanding and Net Assets

		9/1/13-8/31/14		9/1/12-8/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,600,001	$1,141,690,322	17,650,001	$504,463,796
Total increase	+	18,750,000	933,640,750	16,950,000	637,226,526

End of period		53,350,001	$2,075,331,072	34,600,001	$1,141,690,322

Net investment income not yet distributed			$11,194,378		$6,027,574

68 See financial notes

 Schwab U.S. Equity ETFs

Financial Notes

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 Schwab U.S. Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 Schwab U.S. Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral are disclosed in the funds’ Portfolio Holdings and the Statement of Assets and Liabilities. The following table presents the non-cash collateral as of August 31, 2014.

Non-Cash
Collateral Received

Schwab U.S. Broad Market ETF	$971,651
Schwab U.S. Large-Cap ETF	410,034
Schwab U.S. Large-Cap Growth ETF	311,639
Schwab U.S. Large-Cap Value ETF	123,942
Schwab U.S. Mid-Cap ETF	3,066,899
Schwab U.S. Small-Cap ETF	1,087,133

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

 Schwab U.S. Equity ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, a fund’s ability to generate income may be affected.

 Schwab U.S. Equity ETFs

Financial Notes (continued)

3. Risk Factors (continued):

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Mid-Cap Risk. Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

 Schwab U.S. Equity ETFs

Financial Notes (continued)

3. Risk Factors (continued):

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market (See Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV).

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

0.04%	0.04%	0.07%	0.07%	0.07%	0.08%	0.07%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	9/1/13 to	9/1/13 to
Fund	8/31/13	Purchases	Sales	8/31/14	8/31/14	8/31/14	8/31/14

Schwab U.S. Broad Market ETF	131,904	71,489	(10,874)	192,519	$5,488,717	$75,620	$41,304
Schwab U.S. Large-Cap ETF	120,748	74,814	(3,944)	191,618	5,463,029	43,440	38,915
Schwab U.S. Large-Cap Growth ETF	111,623	67,221	(2,956)	175,888	5,014,567	39,548	36,785

 Schwab U.S. Equity ETFs

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2014, as applicable:

	Underlying Funds
	Schwab U.S.	Schwab U.S.
	Large-Cap	Small-Cap
	ETF	ETF

Schwab VIT Balanced Portfolio	0.2%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.7%	0.3%
Schwab VIT Growth Portfolio	1.0%	0.3%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the

 Schwab U.S. Equity ETFs

Financial Notes (continued)

month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab U.S. Broad Market ETF	$291,871	3
Schwab U.S. Large-Cap ETF	166,783	2
Schwab U.S. Small-Cap ETF	48,892	1
Schwab U.S. Dividend Equity ETF	7,769	1

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$147,800,041	$128,332,126
Schwab U.S. Large-Cap ETF	129,226,532	113,042,793
Schwab U.S. Large-Cap Growth ETF	83,760,914	79,300,678
Schwab U.S. Large-Cap Value ETF	82,890,518	78,255,135
Schwab U.S. Mid-Cap ETF	101,279,674	85,894,305
Schwab U.S. Small-Cap ETF	269,931,591	242,649,799
Schwab U.S. Dividend Equity ETF	415,502,016	420,415,900

10. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

The in-kind transactions for the period ended August 31, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab U.S. Broad Market ETF	$987,683,338	$102,541,859
Schwab U.S. Large-Cap ETF	974,890,237	58,089,050
Schwab U.S. Large-Cap Growth ETF	416,892,635	22,483,969
Schwab U.S. Large-Cap Value ETF	355,446,819	48,751,111
Schwab U.S. Mid-Cap ETF	499,729,048	104,957,874
Schwab U.S. Small-Cap ETF	556,767,700	197,705,991
Schwab U.S. Dividend Equity ETF	986,878,805	290,012,694

For the period ended August 31, 2014, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2014 are disclosed in the funds’ Statements of Operations.

 Schwab U.S. Equity ETFs

Financial Notes (continued)

11. Federal Income Taxes

As of August 31, 2014, the components of distributable earnings on a tax-basis were as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Undistributed ordinary income	$9,699,078	$9,252,242	$2,968,776	$4,194,771	$1,026,552	$819,384	$11,194,378
Undistributed long-term capital gains	—	—	—	—	—	—	—
Unrealized appreciation	871,220,916	725,352,043	394,453,955	220,956,500	217,040,653	458,520,773	300,887,352
Unrealized depreciation	(15,992,582)	(10,527,818)	(5,455,730)	(2,213,554)	(13,609,112)	(56,310,350)	(10,833,674)
Other unrealized appreciation (depreciation)	—	—	—	—	—	—	1

Net unrealized appreciation (depreciation)	855,228,334	714,824,225	388,998,225	218,742,946	203,431,541	402,210,423	290,053,679

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and Real Estate Investment Trusts (REITs).

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
Expiration Date	ETF	ETF	ETF	ETF	ETF	ETF	ETF

August 31, 2019	$—	$721,062	$691,441	$295,384	$218,695	$927,631	$—
No expiration*	4,860,368	4,392,658	7,594,027	2,451,027	7,195,556	14,608,766	3,568,931

Total	$4,860,368	$5,113,720	$8,285,468	$2,746,411	$7,414,251	$15,536,397	$3,568,931

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2014, the funds had capital losses deferred and capital loss carryforwards utilized as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Deferred capital losses	$49,227	$—	$—	$—	$—	$—	$6,505,541
Capital loss carryforwards utilized	—	1,136,819	—	—	—	—	—

 Schwab U.S. Equity ETFs

Financial Notes (continued)

11. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Current period distributions
Ordinary income	$53,302,780	$44,577,680	$13,914,310	$21,232,840	$14,140,400	$27,201,420	$42,886,221
Long-term capital gains	—	—	—	—	—	—	—

Prior period distributions
Ordinary income	32,174,430	25,323,080	8,617,825	13,282,460	6,489,136	16,364,820	20,742,506
Long-term capital gains	—	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, in-kind transactions, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2014, the funds made the following reclassifications:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Capital shares	$43,253,224	$23,926,452	$10,334,874	$16,433,579	$32,735,900	$77,264,225	$58,904,022
Undistributed net investment income	(473,649)	(334,712)	(151,350)	(131,954)	(394,841)	(542,858)	(386,566)
Net realized gains and losses	(42,779,575)	(23,591,740)	(10,183,524)	(16,301,625)	(32,341,059)	(76,721,367)	(58,517,456)

For the period ended August 31, 2014, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

$43,180,599	$23,901,558	$10,337,832	$16,450,241	$32,656,810	$77,126,790	$58,899,162

As of August 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the funds did not incur any interest or penalties.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF (seven of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 17, 2014

Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended August 31, 2014 qualify for the corporate dividends received deduction:

Schwab U.S. Broad Market ETF	91.03%
Schwab U.S. Large-Cap ETF	93.73%
Schwab U.S. Large-Cap Growth ETF	93.64%
Schwab U.S. Large-Cap Value ETF	96.79%
Schwab U.S. Mid-Cap ETF	73.17%
Schwab U.S. Small-Cap ETF	61.89%
Schwab U.S. Dividend Equity ETF	100.00%

For the period ended August 31, 2014, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2015 via IRS form 1099 of the amount for use in preparing their 2014 income tax return.

Schwab U.S. Broad Market ETF	$50,731,528
Schwab U.S. Large-Cap ETF	43,594,980
Schwab U.S. Large-Cap Growth ETF	13,832,214
Schwab U.S. Large-Cap Value ETF	21,083,310
Schwab U.S. Mid-Cap ETF	10,831,397
Schwab U.S. Small-Cap ETF	17,387,138
Schwab U.S. Dividend Equity ETF	42,886,221

Other Information (unaudited)

Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2014

The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated. Each fund’s Market Price may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. The data presented below represents past performance and can not be used to predict future results.

	Number of Days				Number of Days
	Market Price Above NAV				Market Price Below NAV
	1-49	50-99	100-199	>200	1-49	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points	Points	Points

Schwab U.S. Broad Market ETF
Commencement of trading 11/3/09 through 8/31/14	887	1	—	—	190	—	—	—

Schwab U.S. Large-Cap ETF
Commencement of trading 11/3/09 through 8/31/14	846	—	—	—	229	—	—	—

Schwab U.S. Large-Cap Growth ETF
Commencement of trading 12/11/09 through 8/31/14	787	—	—	—	223	—	—	—

Schwab U.S. Large-Cap Value ETF
Commencement of trading 12/11/09 through 8/31/14	791	—	—	—	170	—	—	—

Schwab U.S. Mid-Cap ETF
Commencement of trading 1/13/11 through 8/31/14	679	—	—	—	140	—	—	—

Schwab U.S. Small-Cap ETF
Commencement of trading 11/3/09 through 8/31/14	770	1	—	—	342	—	—	—

Schwab U.S. Dividend Equity ETF
Commencement of trading 10/20/11 through 8/31/14	415	—	—	—	125	—	—	—

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

dividend yield A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.

Dow Jones U.S. Broad Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Dividend 100 Index An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have aminimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.

Dow Jones U.S. Large-Cap Growth Total Stock Market Index An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Large-Cap Value Total Stock Market Index An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.

Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1,000 by full market capitalization and is float-adjusted market capweighted.

Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2,500 by full market capitalization and is float-adjusted market capweighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

SEC yield A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab ETFtm direct investors:  1-800-435-4000

© 2014 Schwab ETFs. All rights reserved.

Notes

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57932-04
00125304

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.
(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.
(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.
(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Robert W. Burns, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of Mr. Burns as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of twenty-one series. Ten series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of February 28 and four series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-one series, based on their respective 2013 and 2012 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Audit Fees
2014: $325,414     2013: $244,849
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2014: $45,626     2013: $33,615
Nature of these services: tax provision review.
      In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2014: $151,099     2013: $115,718
Nature of these services: preparation and review of tax returns.
      In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2014: None     2013: None

      In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2014: $196,725     2013: $149,333
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit committee members are Robert W. Burns, Stephen Timothy Kochis, and Charles A. Ruffel.
Item 6: Schedule of Investments.
The schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

 Schwab International Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	2,325,188,864	2,631,180,543
0.3%	Other Investment Companies	7,427,616	7,427,616
0.4%	Preferred Stock	9,451,515	10,886,677
0.0%	Rights	—	85,210
0.0%	Short-Term Investments	307,998	307,998

99.8%	Total Investments	2,342,375,993	2,649,888,044
0.2%	Other Assets and Liabilities, Net		4,127,948

100.0%	Net Assets		2,654,015,992

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 7.2%

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	447,720	13,998,892
Bank of Queensland Ltd.	50,181	590,433
Commonwealth Bank of Australia	268,163	20,396,095
National Australia Bank Ltd.	373,920	12,310,400
Westpac Banking Corp.	518,721	16,999,992

		64,295,812

Capital Goods 0.0%
GWA Group Ltd.	143,500	409,357
Leighton Holdings Ltd.	13,120	275,364

		684,721

Commercial & Professional Services 0.2%
ALS Ltd.	39,360	273,892
Brambles Ltd.	300,256	2,667,879
Downer EDI Ltd.	113,980	519,168
Recall Holdings Ltd. *	60,004	267,701
Seek Ltd.	46,740	763,717

		4,492,357

Consumer Services 0.2%
Aristocrat Leisure Ltd.	50,020	258,714
Bendigo & Adelaide Bank Ltd.	77,080	897,557
Crown Resorts Ltd.	111,520	1,648,013
Echo Entertainment Group Ltd.	132,840	392,615
Flight Centre Travel Group Ltd.	11,480	503,576
Tabcorp Holdings Ltd.	65,175	218,840
Tatts Group Ltd.	222,220	690,036

		4,609,351

Diversified Financials 0.2%
ASX Ltd.	40,535	1,421,335
Challenger Ltd.	77,080	565,929
IOOF Holdings Ltd.	69,700	614,746
Macquarie Group Ltd.	54,158	2,953,126
Perpetual Ltd.	4,100	189,934

		5,745,070

Energy 0.5%
Caltex Australia Ltd.	9,840	262,204
Oil Search Ltd.	213,455	1,934,554
Origin Energy Ltd.	189,566	2,753,485
Santos Ltd.	147,600	2,047,285
Whitehaven Coal Ltd. *	211,110	389,966
Woodside Petroleum Ltd.	100,040	3,995,327
WorleyParsons Ltd.	43,460	668,255

		12,051,076

Food & Staples Retailing 0.6%
Wesfarmers Ltd.	186,215	7,543,166
Woolworths Ltd.	217,300	7,349,181

		14,892,347

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	98,400	828,301
Treasury Wine Estates Ltd.	76,362	364,963

		1,193,264

Health Care Equipment & Services 0.1%
Ansell Ltd.	16,400	305,245
Cochlear Ltd.	5,740	389,493
Ramsay Health Care Ltd.	24,600	1,195,515
Sonic Healthcare Ltd.	77,900	1,284,519

		3,174,772

Insurance 0.4%
AMP Ltd.	467,445	2,570,743
Insurance Australia Group Ltd.	421,480	2,550,539
QBE Insurance Group Ltd.	158,260	1,705,197
Suncorp Group Ltd.	208,421	2,812,928

		9,639,407

Materials 1.3%
Adelaide Brighton Ltd.	92,660	307,660
Alumina Ltd. *	323,080	468,374
Amcor Ltd.	279,620	2,986,656
Atlas Iron Ltd.	252,275	134,493
BHP Billiton Ltd.	512,500	17,577,438
BlueScope Steel Ltd. *	99,220	511,330
Boral Ltd.	122,255	630,041
CSR Ltd.	193,520	633,497
DuluxGroup Ltd.	56,580	303,757
Fortescue Metals Group Ltd.	306,680	1,196,113
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	99,220	825,924
Incitec Pivot Ltd.	318,160	922,482
James Hardie Industries plc CDI	40,250	482,243
Newcrest Mining Ltd. *	113,160	1,198,092
Orica Ltd.	56,580	1,084,845
Orora Ltd.	293,223	452,515
OZ Minerals Ltd.	82,820	332,310
Rio Tinto Ltd.	85,609	5,014,789

See financial notes 1

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sims Metal Management Ltd. *	31,160	350,893

		35,413,452

Media 0.0%
Fairfax Media Ltd.	462,743	374,375
REA Group Ltd.	5,740	257,264

		631,639

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	85,280	5,892,045

Real Estate 0.5%
CFS Retail Property Trust Group	487,080	979,466
Dexus Property Group	1,416,184	1,596,091
Goodman Group	147,779	771,255
Lend Lease Group	115,661	1,546,941
Mirvac Group	530,540	910,552
Scentre Group *	793,364	2,545,174
Stockland	479,700	1,906,819
The GPT Group	348,572	1,300,817
Westfield Corp.	331,280	2,361,027

		13,918,142

Retailing 0.0%
Harvey Norman Holdings Ltd.	110,700	367,559

Software & Services 0.1%
Computershare Ltd.	104,960	1,209,443

Telecommunication Services 0.2%
Telstra Corp., Ltd.	714,220	3,714,134
TPG Telecom Ltd.	29,520	166,489

		3,880,623

Transportation 0.2%
Asciano Ltd.	165,640	972,917
Aurizon Holdings Ltd.	295,584	1,318,713
Macquarie Atlas Roads Group	152,520	467,898
Qantas Airways Ltd. *	2,460	3,382
Sydney Airport	64,810	268,532
Toll Holdings Ltd.	59,860	334,243
Transurban Group	368,627	2,778,900

		6,144,585

Utilities 0.1%
AGL Energy Ltd.	144,642	1,907,499
APA Group	58,220	422,012
AusNet Services	188,600	249,602

		2,579,113

		190,814,778

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	47,940	1,233,253
Raiffeisen Bank International AG	9,070	232,966

		1,466,219

Capital Goods 0.0%
Andritz AG	7,675	411,659
Strabag SE	9,020	247,544

		659,203

Energy 0.0%
OMV AG	29,520	1,143,182

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,380	358,557

Materials 0.1%
Voestalpine AG	30,340	1,304,820

Real Estate 0.0%
BUWOG AG *	7,478	146,273
IMMOFINANZ AG *	150,936	474,169

		620,442

Telecommunication Services 0.0%
Telekom Austria AG	19,087	179,007

		5,731,430

Belgium 1.0%

Banks 0.1%
KBC Groep N.V. *	47,807	2,731,384

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	14,760	1,454,641

Food & Staples Retailing 0.0%
Colruyt S.A.	16,400	784,155
Delhaize Group S.A.	7,380	515,696

		1,299,851

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	126,523	14,090,776

Insurance 0.1%
Ageas	46,104	1,551,302

Materials 0.1%
Solvay S.A.	5,740	905,397
Umicore S.A.	18,040	874,809

		1,780,206

Media 0.0%
Telenet Group Holding N.V. *	12,300	720,484

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	23,780	2,308,507

Telecommunication Services 0.0%
Belgacom S.A.	31,980	1,143,036

		27,080,187

Canada 8.5%

Automobiles & Components 0.1%
Magna International, Inc.	36,920	4,195,895

Banks 2.4%
Bank of Montreal	100,040	7,715,461
Canadian Imperial Bank of Commerce	70,590	6,761,933
National Bank of Canada	34,440	1,660,803
Royal Bank of Canada	239,480	17,831,574
The Bank of Nova Scotia	199,260	13,233,179
The Toronto-Dominion Bank	328,000	17,310,901

		64,513,851

Capital Goods 0.1%
Bombardier, Inc., B Shares	287,000	968,352
Finning International, Inc.	41,150	1,285,997

2 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
SNC-Lavalin Group, Inc.	9,845	505,342

		2,759,691

Consumer Services 0.1%
Tim Hortons, Inc.	18,090	1,457,540

Diversified Financials 0.1%
CI Financial Corp.	32,800	1,078,870
IGM Financial, Inc.	22,968	1,098,483

		2,177,353

Energy 2.1%
ARC Resources Ltd.	26,240	760,289
Cameco Corp.	46,785	916,939
Canadian Natural Resources Ltd.	177,196	7,741,248
Canadian Oil Sands Ltd.	82,000	1,770,399
Cenovus Energy, Inc.	112,587	3,599,463
Crescent Point Energy Corp.	64,347	2,669,385
Enbridge, Inc.	159,080	7,952,900
Encana Corp.	125,743	2,906,086
Husky Energy, Inc.	75,440	2,301,972
Imperial Oil Ltd.	62,320	3,324,116
MEG Energy Corp. *	13,120	468,437
Pacific Rubiales Energy Corp.	36,935	770,536
Pembina Pipeline Corp.	43,092	1,985,072
Penn West Petroleum Ltd.	82,000	638,765
Suncor Energy, Inc.	228,313	9,393,509
Talisman Energy, Inc.	164,000	1,652,473
TransCanada Corp.	116,602	6,280,760

		55,132,349

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	37,395	1,124,177
George Weston Ltd.	6,648	528,101
Loblaw Cos. Ltd.	42,228	2,109,940
Metro, Inc.	14,015	910,733

		4,672,951

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	25,561	1,558,520

Health Care Equipment & Services 0.1%
Catamaran Corp. *	30,355	1,433,590

Insurance 0.6%
Fairfax Financial Holdings Ltd.	1,495	690,491
Great-West Lifeco, Inc.	76,260	2,237,007
Intact Financial Corp.	13,940	949,809
Manulife Financial Corp.	292,772	5,924,264
Power Corp. of Canada	82,000	2,422,014
Power Financial Corp.	61,500	1,992,833
Sun Life Financial, Inc.	82,000	3,056,243

		17,272,661

Materials 1.0%
Agnico Eagle Mines Ltd.	32,009	1,226,950
Agrium, Inc.	21,606	2,047,964
Barrick Gold Corp.	203,360	3,747,561
Eldorado Gold Corp.	123,000	1,019,378
First Quantum Minerals Ltd.	96,015	2,160,614
Franco-Nevada Corp.	29,520	1,667,108
Goldcorp, Inc.	130,973	3,686,200
Kinross Gold Corp. *	191,371	758,604
Potash Corp. of Saskatchewan, Inc.	139,670	4,917,260
Silver Wheaton Corp.	56,639	1,418,129
Teck Resources Ltd., Class B	89,671	2,041,002
Turquoise Hill Resources Ltd. *	107,420	362,440
Yamana Gold, Inc.	142,226	1,214,116

		26,267,326

Media 0.2%
Shaw Communications, Inc., B Shares	82,000	2,070,505
Thomson Reuters Corp.	82,000	3,114,450

		5,184,955

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	50,574	5,938,803

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	98,111	4,698,655

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	13,120	1,358,505

Software & Services 0.1%
CGI Group, Inc., Class A *	53,415	1,894,823

Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	86,409	880,221

Telecommunication Services 0.2%
BCE, Inc.	65,700	2,964,752
Rogers Communications, Inc., B Shares	71,022	2,901,770

		5,866,522

Transportation 0.5%
Canadian National Railway Co.	127,920	9,208,825
Canadian Pacific Railway Ltd.	27,333	5,487,766

		14,696,591

Utilities 0.1%
Canadian Utilities Ltd., Class A	36,900	1,331,427
Fortis, Inc.	38,842	1,200,262

		2,531,689

		224,492,491

Denmark 1.3%

Banks 0.2%
Danske Bank A/S	149,240	4,206,025

Capital Goods 0.1%
FLSmidth & Co. A/S	6,723	359,811
Rockwool International A/S, B Shares	2,460	387,535
Vestas Wind Systems A/S *	36,080	1,522,072

		2,269,418

Consumer Durables & Apparel 0.0%
Pandora A/S	16,400	1,228,862

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	22,140	2,023,794

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	20,525	1,707,786
William Demant Holding A/S *	4,920	381,011

		2,088,797

Materials 0.1%
Chr Hansen Holding A/S	14,760	601,789

See financial notes 3

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Novozymes A/S, B Shares	47,560	2,213,227

		2,815,016

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, B Shares	319,825	14,645,711

Telecommunication Services 0.0%
TDC A/S	62,700	539,433

Transportation 0.2%
AP Moller - Maersk A/S, A Shares	500	1,206,704
AP Moller - Maersk A/S, B Shares	914	2,294,736
DSV A/S	40,180	1,235,401

		4,736,841

		34,553,897

Finland 0.7%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	22,960	733,391

Capital Goods 0.2%
Kone Oyj, B Shares	67,494	2,862,680
Metso Oyj	7,425	291,842
Valmet Oyj	23,780	252,620
Wartsila Oyj Abp	36,080	1,818,291

		5,225,433

Energy 0.0%
Neste Oil Oyj	12,375	242,875

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,840	360,971

Insurance 0.1%
Sampo Oyj, A Shares	75,475	3,721,129

Materials 0.1%
Stora Enso Oyj, R Shares	126,280	1,101,976
UPM-Kymmene Oyj	97,580	1,469,126

		2,571,102

Technology Hardware & Equipment 0.2%
Nokia Oyj	613,653	5,169,103

Utilities 0.1%
Fortum Oyj	61,585	1,549,388

		19,573,392

France 7.9%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin	33,620	3,726,522
Peugeot S.A. *	66,123	931,069
Renault S.A.	30,667	2,406,709
Valeo S.A.	13,120	1,589,395

		8,653,695

Banks 0.8%
BNP Paribas S.A.	164,820	11,154,646
Credit Agricole S.A.	177,940	2,645,008
Natixis	55,760	392,942
Societe Generale S.A.	115,620	5,871,722

		20,064,318

Capital Goods 1.3%
Airbus Group N.V.	92,660	5,712,633
Alstom S.A. *	41,000	1,454,630
Bouygues S.A.	22,140	814,663
Compagnie de Saint-Gobain	75,440	3,838,647
Eiffage S.A.	3,280	212,997
Legrand S.A.	46,269	2,563,979
Rexel S.A.	34,440	687,270
Safran S.A.	50,840	3,340,622
Schneider Electric SE	89,509	7,583,410
Thales S.A.	12,300	688,485
Vallourec S.A.	19,680	881,106
Vinci S.A.	72,980	4,782,432
Zodiac Aerospace	32,800	1,072,544

		33,633,418

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	49,200	1,171,697
Edenred	32,800	975,118
Societe BIC S.A.	6,788	924,516

		3,071,331

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	9,840	1,754,305
Hermes International	1,640	565,650
Kering	13,140	2,790,917
LVMH Moet Hennessy Louis Vuitton S.A.	39,375	6,848,742

		11,959,614

Consumer Services 0.1%
Accor S.A.	36,900	1,797,401
Sodexo	14,780	1,459,533

		3,256,934

Diversified Financials 0.0%
Eurazeo S.A.	7,432	566,123
Wendel S.A.	5,740	694,604

		1,260,727

Energy 0.9%
CGG S.A. *	28,402	254,957
Technip S.A.	18,040	1,675,242
Total S.A.	333,740	22,063,645

		23,993,844

Food & Staples Retailing 0.2%
Carrefour S.A.	101,680	3,533,820
Casino Guichard Perrachon S.A.	10,660	1,275,376

		4,809,196

Food, Beverage & Tobacco 0.4%
Danone S.A.	88,560	6,198,848
Pernod-Ricard S.A.	34,475	4,075,136

		10,273,984

Health Care Equipment & Services 0.2%
BioMerieux	3,280	344,769
Essilor International S.A.	35,389	3,762,715

		4,107,484

Household & Personal Products 0.2%
L’Oreal S.A.	36,080	5,988,098

Insurance 0.3%
AXA S.A.	315,700	7,838,586
CNP Assurances	21,320	421,662

4 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
SCOR SE	22,960	704,660

		8,964,908

Materials 0.4%
Air Liquide S.A.	57,694	7,389,710
Arkema S.A.	8,200	616,847
Imerys S.A.	5,740	459,844
Lafarge S.A.	31,980	2,455,833

		10,922,234

Media 0.2%
Eutelsat Communications S.A.	20,500	685,461
JCDecaux S.A.	9,020	319,128
Lagardere S.C.A.	21,320	588,473
Numericable Group S.A. *	8,916	529,074
Publicis Groupe S.A.	22,140	1,653,532
SES S.A.	54,940	2,037,854
Societe Television Francaise 1	26,240	395,750

		6,209,272

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Ipsen S.A.	9,840	471,206
Sanofi	187,780	20,653,213

		21,124,419

Real Estate 0.1%
Fonciere Des Regions	5,740	582,176
Gecina S.A.	4,100	580,556
Klepierre	14,760	704,768

		1,867,500

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	117,260	984,496

Software & Services 0.2%
AtoS	10,660	815,241
Cap Gemini S.A.	23,780	1,694,889
Dassault Systemes S.A.	24,660	1,637,101

		4,147,231

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	479,700	1,663,058

Telecommunication Services 0.4%
Iliad S.A.	3,280	722,373
Orange S.A.	309,140	4,690,936
Vivendi S.A. *	216,640	5,648,667

		11,061,976

Transportation 0.1%
Aeroports de Paris	6,560	874,020
Air France-KLM *	27,483	288,229
Bollore S.A.	1,640	1,036,900
Groupe Eurotunnel S.A. - Reg’d	69,700	898,993

		3,098,142

Utilities 0.4%
Electricite de France S.A.	48,380	1,576,904
GDF Suez	214,020	5,284,350
Suez Environnement Co.	62,320	1,151,694
Veolia Environnement S.A.	79,540	1,464,162

		9,477,110

		210,592,989

Germany 7.0%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	50,492	5,892,615
Continental AG	14,956	3,201,258
Daimler AG - Reg’d	164,040	13,448,417
Volkswagen AG	4,100	920,789

		23,463,079

Banks 0.1%
Commerzbank AG *	179,580	2,724,973

Capital Goods 0.8%
Brenntag AG	10,660	565,516
GEA Group AG	35,260	1,599,083
Hochtief AG	10,660	844,728
MAN SE	12,355	1,468,729
OSRAM Licht AG *	13,940	584,272
Siemens AG - Reg’d	127,920	16,064,433

		21,126,761

Commercial & Professional Services 0.0%
Bilfinger SE	5,740	437,615

Consumer Durables & Apparel 0.1%
adidas AG	39,360	2,957,239
Puma SE	1,640	408,279

		3,365,518

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	236,160	8,100,263
Deutsche Boerse AG	32,010	2,281,472

		10,381,735

Food & Staples Retailing 0.1%
Metro AG *	32,800	1,154,847

Health Care Equipment & Services 0.3%
Celesio AG	13,940	474,652
Fresenius Medical Care AG & Co. KGaA	38,540	2,724,552
Fresenius SE & Co. KGaA	68,880	3,368,759

		6,567,963

Household & Personal Products 0.1%
Beiersdorf AG	13,120	1,157,699
Henkel AG & Co. KGaA	23,780	2,267,473

		3,425,172

Insurance 0.7%
Allianz SE - Reg’d	73,800	12,617,777
Hannover Rueck SE	10,660	887,554
Muenchener Rueckversicherungs AG - Reg’d	30,360	6,102,505

		19,607,836

Materials 1.1%
BASF SE	153,340	15,812,974
Fuchs Petrolub SE	8,200	329,702
HeidelbergCement AG	34,440	2,604,823
K+S AG	32,808	1,022,460
LANXESS AG	13,120	814,226
Linde AG	31,980	6,345,990
ThyssenKrupp AG *	77,720	2,162,626
Wacker Chemie AG	3,280	390,522

		29,483,323

See financial notes 5

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Axel Springer SE	9,840	584,423
Kabel Deutschland Holding AG	6,595	932,977
ProSiebenSat.1 Media AG - Reg’d	21,320	856,944
Sky Deutschland AG *	58,220	515,569

		2,889,913

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	135,340	18,192,442
Merck KGaA	21,320	1,859,918
QIAGEN N.V. *	38,540	935,597

		20,987,957

Real Estate 0.0%
Deutsche Wohnen AG	37,447	846,914

Retailing 0.0%
Fielmann AG	4,920	318,069

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	191,060	2,225,971

Software & Services 0.5%
SAP SE	146,994	11,462,336
Software AG	13,940	360,625
United Internet AG - Reg’d	15,822	681,388

		12,504,349

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	528,900	7,928,073
Telefonica Deutschland Holding AG *	32,175	245,258

		8,173,331

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	36,900	640,367
Deutsche Post AG - Reg’d	144,320	4,730,597
Fraport AG Frankfurt Airport Services Worldwide	7,380	501,600

		5,872,564

Utilities 0.4%
E.ON SE	323,900	5,900,447
RWE AG	81,180	3,184,385

		9,084,832

		184,642,722

Greece 0.1%

Banks 0.1%
Alpha Bank AE *	579,607	508,463
National Bank of Greece S.A. *	189,191	650,419
Piraeus Bank S.A. *	292,888	578,688

		1,737,570

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	553,626

		2,291,196

Hong Kong 3.1%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	287,716

Banks 0.3%
Bank of East Asia Ltd.	216,600	922,279
BOC Hong Kong Holdings Ltd.	820,000	2,756,205
Hang Seng Bank Ltd.	164,000	2,769,959
Wing Hang Bank Ltd. (b)(c)	13,500	217,738

		6,666,181

Capital Goods 0.3%
China Rongsheng Heavy Industries Group Holdings Ltd. *(b)	719,000	113,553
Hopewell Holdings Ltd.	410,000	1,473,326
Hutchison Whampoa Ltd.	278,000	3,615,724
Jardine Matheson Holdings Ltd.	32,600	1,964,476
Jardine Strategic Holdings Ltd.	20,000	728,000
Johnson Electric Holdings Ltd.	202,250	789,412

		8,684,491

Consumer Durables & Apparel 0.1%
Global Brands Group Holding Ltd. *	694,000	160,288
Li & Fung Ltd.	694,000	861,439
Prada S.p.A.	31,200	221,214
Samsonite International S.A.	247,500	854,258
Techtronic Industries Co.	410,000	1,251,137
Yue Yuen Industrial Holdings Ltd.	40,000	124,126

		3,472,462

Consumer Services 0.3%
China Travel International Investment Hong Kong Ltd.	1,640,000	518,442
Galaxy Entertainment Group Ltd.	305,000	2,298,278
Melco International Development Ltd.	81,000	215,822
MGM China Holdings Ltd.	154,000	509,680
Sands China Ltd.	377,100	2,457,185
SJM Holdings Ltd.	228,000	573,666
Wynn Macau Ltd.	328,000	1,256,956

		7,830,029

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	246,000	5,653,129

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,944,000	724,910

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	174,000	807,120
Tingyi Cayman Islands Holding Corp.	226,000	634,246
Want Want China Holdings Ltd.	1,039,000	1,288,335

		2,729,701

Insurance 0.4%
AIA Group Ltd.	1,992,200	10,873,346

Materials 0.0%
Huabao International Holdings Ltd.	364,000	264,423
Shougang Fushan Resources Group Ltd.	516,000	141,814

		406,237

Media 0.0%
Television Broadcasts Ltd.	82,000	516,855

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	212,000	3,865,164
Great Eagle Holdings Ltd.	50,000	183,867
Hang Lung Properties Ltd.	325,000	1,073,528

6 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Henderson Land Development Co., Ltd.	194,700	1,290,020
Hongkong Land Holdings Ltd.	194,000	1,328,900
Hysan Development Co., Ltd.	106,000	519,732
New World China Land Ltd.	318,000	194,899
New World Development Co., Ltd.	820,000	1,036,883
Shui On Land Ltd.	1,230,000	322,174
Sino Land Co., Ltd.	476,000	841,429
Sun Hung Kai Properties Ltd.	248,000	3,763,127
Swire Pacific Ltd., Class A	91,000	1,224,660
Swire Properties Ltd.	328,000	1,100,366
The Link REIT	410,000	2,433,501
The Wharf Holdings Ltd.	273,000	2,134,643
Wheelock & Co., Ltd.	120,000	628,633

		21,941,526

Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	332,000	478,071
Esprit Holdings Ltd.	410,000	665,510
Parkson Retail Group Ltd.	1,640,000	541,718
Sa Sa International Holdings Ltd. (a)	396,000	309,129

		1,994,428

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	38,300	398,559
Semiconductor Manufacturing International Corp. *	6,560,000	617,898
Xinyi Solar Holdings Ltd.	456,000	135,327

		1,151,784

Technology Hardware & Equipment 0.0%
AAC Technologies Holdings, Inc.	68,000	443,527
FIH Mobile Ltd. *	309,000	174,233
VTech Holdings Ltd.	38,900	476,829

		1,094,589

Telecommunication Services 0.0%
PCCW Ltd.	820,000	521,616

Transportation 0.1%
Kerry Logistics Network Ltd.	32,750	54,089
MTR Corp., Ltd.	410,000	1,626,743

		1,680,832

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	519,783
CLP Holdings Ltd.	249,500	2,111,856
Hong Kong & China Gas Co., Ltd.	1,148,330	2,604,807
Power Assets Holdings Ltd.	202,500	1,844,674

		7,081,120

		83,310,952

Ireland 0.2%

Banks 0.1%
Bank of Ireland *	5,289,000	2,110,902

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	25,420	1,916,915

Materials 0.0%
Smurfit Kappa Group plc	32,177	731,752

Transportation 0.0%
Ryanair Holdings plc *	56,689	534,045

		5,293,614

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	186,960	1,060,963
Bank Leumi Le-Israel *	159,900	625,099
First International Bank of Israel Ltd.	22,140	347,450
Israel Discount Bank Ltd., A Shares *	150,066	252,324
Mizrahi Tefahot Bank Ltd. *	18,040	221,683

		2,507,519

Energy 0.0%
Delek Group Ltd.	820	298,733

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	10,660	235,492

Materials 0.0%
Israel Chemicals Ltd.	83,640	646,918
The Israel Corp., Ltd. *	820	462,807

		1,109,725

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	155,130	8,094,722

Real Estate 0.0%
Azrieli Group	6,560	213,250
Gazit-Globe Ltd.	12,300	154,629

		367,879

Software & Services 0.0%
NICE Systems Ltd.	8,200	317,347

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	433,152	820,081
Cellcom Israel Ltd.	20,500	240,308
Partner Communications Co., Ltd. *	34,440	248,909

		1,309,298

		14,240,715

Italy 2.1%

Automobiles & Components 0.1%
Fiat S.p.A. *	133,993	1,313,127
Pirelli & C. S.p.A.	74,620	1,143,107

		2,456,234

Banks 0.5%
Banco Popolare SC *	64,354	1,006,186
Intesa Sanpaolo S.p.A.	1,990,960	5,937,324
UniCredit S.p.A.	713,603	5,536,353
Unione di Banche Italiane S.C.p.A.	123,820	969,604

		13,449,467

Capital Goods 0.1%
CNH Industrial N.V.	145,140	1,263,689
Finmeccanica S.p.A. *	50,020	469,111
Prysmian S.p.A.	22,312	454,360

		2,187,160

See financial notes 7

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	34,191	1,830,729

Diversified Financials 0.1%
Exor S.p.A.	22,960	915,756
Mediobanca S.p.A. *	95,940	840,375

		1,756,131

Energy 0.5%
Eni S.p.A.	403,440	10,086,186
Saipem S.p.A. *	49,200	1,170,401
Tenaris S.A.	75,440	1,668,415

		12,925,002

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	192,700	647,252

Insurance 0.1%
Assicurazioni Generali S.p.A.	201,720	4,134,380
Mediolanum S.p.A.	20,500	152,700

		4,287,080

Materials 0.0%
Buzzi Unicem S.p.A.	13,120	199,258

Media 0.0%
Mediaset S.p.A. *	136,120	562,635

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	1,798,720	2,074,300
Telecom Italia S.p.A. - RSP	1,062,720	979,870

		3,054,170

Transportation 0.1%
Atlantia S.p.A.	82,974	2,111,548

Utilities 0.4%
Enel Green Power S.p.A.	82,820	229,090
Enel S.p.A.	1,209,500	6,414,037
Snam S.p.A.	279,620	1,630,164
Terna-Rete Elettrica Nazionale S.p.A.	256,660	1,325,245

		9,598,536

		55,065,202

Japan 18.9%

Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	25,900	958,613
Bridgestone Corp.	105,000	3,607,306
Daihatsu Motor Co., Ltd.	82,000	1,408,962
Denso Corp.	82,000	3,562,266
Fuji Heavy Industries Ltd.	94,200	2,679,964
Honda Motor Co., Ltd.	286,900	9,701,879
Isuzu Motors Ltd.	152,000	1,051,863
Koito Manufacturing Co., Ltd.	7,000	191,500
KYB Co., Ltd.	77,000	363,190
Mazda Motor Corp.	74,800	1,766,946
Mitsubishi Motors Corp.	82,500	939,476
NGK Spark Plug Co., Ltd.	44,000	1,285,460
Nissan Motor Co., Ltd.	410,000	3,942,725
NOK Corp.	82,000	1,774,424
Stanley Electric Co., Ltd.	34,700	822,699
Sumitomo Electric Industries Ltd.	164,000	2,404,313
Sumitomo Rubber Industries Ltd.	82,000	1,172,951
Suzuki Motor Corp.	82,000	2,668,740
Toyota Industries Corp.	27,800	1,336,680
Toyota Motor Corp.	436,970	24,934,862
Yamaha Motor Co., Ltd.	82,000	1,519,469

		68,094,288

Banks 1.8%
Aozora Bank Ltd.	297,000	1,014,920
Fukuoka Financial Group, Inc.	107,000	519,113
Hokuhoku Financial Group, Inc.	493,000	982,346
Mitsubishi UFJ Financial Group, Inc.	2,386,500	13,742,160
Mizuho Financial Group, Inc.	4,100,000	7,810,464
North Pacific Bank Ltd.	164,000	666,198
Resona Holdings, Inc.	410,000	2,226,712
Seven Bank Ltd.	82,000	333,099
Shinsei Bank Ltd.	351,000	739,943
Sumitomo Mitsui Financial Group, Inc.	231,200	9,348,372
Sumitomo Mitsui Trust Holdings, Inc.	557,000	2,288,909
Suruga Bank Ltd.	40,000	760,841
The 77 Bank Ltd.	48,000	259,210
The Bank of Kyoto Ltd.	83,000	731,049
The Bank of Yokohama Ltd.	162,000	894,637
The Chiba Bank Ltd.	130,000	917,264
The Chugoku Bank Ltd.	34,000	515,147
The Gunma Bank Ltd.	29,000	171,122
The Hachijuni Bank Ltd.	131,000	791,914
The Hiroshima Bank Ltd.	38,000	183,626
The Iyo Bank Ltd.	82,000	832,748
The Joyo Bank Ltd.	137,000	712,134
The Juroku Bank Ltd.	104,000	397,439
The Shiga Bank Ltd.	58,000	336,102
The Shizuoka Bank Ltd.	110,000	1,142,513
Yamaguchi Financial Group, Inc.	16,000	157,559

		48,475,541

Capital Goods 2.8%
Amada Co., Ltd.	77,400	730,153
Asahi Glass Co., Ltd.	143,000	775,533
Chiyoda Corp.	13,000	142,407
COMSYS Holdings Corp.	82,000	1,567,618
Daikin Industries Ltd.	49,700	3,430,226
Ebara Corp.	31,000	175,165
FANUC Corp.	30,690	5,140,357
Fuji Electric Co., Ltd.	49,000	237,253
Hino Motors Ltd.	22,000	312,365
Hoshizaki Electric Co., Ltd.	4,400	215,161
IHI Corp.	277,000	1,306,541
ITOCHU Corp.	273,100	3,476,678
JGC Corp.	48,000	1,391,231
JTEKT Corp.	50,100	797,665
Kajima Corp.	174,000	891,062
Kawasaki Heavy Industries Ltd.	302,000	1,125,032
Keihan Electric Railway Co., Ltd.	80,000	355,008
Komatsu Ltd.	164,500	3,729,099
Kubota Corp.	207,000	2,960,986
Kurita Water Industries Ltd.	11,600	260,731
LIXIL Group Corp.	58,200	1,289,661
Makita Corp.	20,400	1,140,915
Marubeni Corp.	243,000	1,756,683
Minebea Co., Ltd.	38,000	476,257
MISUMI Group, Inc.	5,000	155,701
Mitsubishi Corp.	246,000	5,094,759
Mitsubishi Electric Corp.	303,000	3,797,526

8 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Mitsubishi Heavy Industries Ltd.	556,000	3,426,932
Mitsui & Co., Ltd.	330,400	5,394,026
Mitsui Engineering & Shipbuilding Co., Ltd.	92,000	201,030
Nabtesco Corp.	7,500	172,908
NGK Insulators Ltd.	39,000	983,588
Nidec Corp.	41,800	2,668,907
Nippon Sheet Glass Co., Ltd. *	200,000	238,725
NSK Ltd.	70,000	931,222
NTN Corp.	56,000	235,568
Obayashi Corp.	91,000	695,519
Shimizu Corp.	137,000	1,134,139
SMC Corp.	11,000	2,879,578
Sojitz Corp.	410,000	678,828
Sumitomo Corp.	246,000	3,180,228
Taisei Corp.	145,000	865,380
THK Co., Ltd.	51,300	1,216,267
Toshiba Corp.	820,000	3,619,887
TOTO Ltd.	67,000	815,854
Toyota Tsusho Corp.	82,000	2,166,723

		74,237,082

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	68,000	714,463
Park24 Co., Ltd.	25,000	435,578
Secom Co., Ltd.	34,700	2,124,053
Toppan Printing Co., Ltd.	125,000	919,286

		4,193,380

Consumer Durables & Apparel 0.7%
Asics Corp.	12,100	248,208
Bandai Namco Holdings, Inc.	50,300	1,407,054
Casio Computer Co., Ltd.	47,000	819,791
Haseko Corp.	84,000	696,193
Iida Group Holdings Co., Ltd.	13,500	193,628
Nikon Corp.	82,000	1,192,290
Panasonic Corp.	357,500	4,373,899
Rinnai Corp.	3,600	319,854
Sega Sammy Holdings, Inc.	37,700	719,633
Sekisui Chemical Co., Ltd.	81,000	959,041
Sekisui House Ltd.	100,200	1,261,603
Sharp Corp. *	284,000	896,684
Shimano, Inc.	9,900	1,182,644
Sony Corp.	164,000	3,141,551
Sumitomo Forestry Co., Ltd.	82,000	917,206
Wacoal Holdings Corp.	21,000	208,817
Yamaha Corp.	17,200	247,027

		18,785,123

Consumer Services 0.1%
Benesse Holdings, Inc.	8,600	305,059
Oriental Land Co., Ltd.	10,100	1,968,277

		2,273,336

Diversified Financials 0.5%
Aiful Corp. *	68,300	302,431
Credit Saison Co., Ltd.	47,300	941,128
Daiwa Securities Group, Inc.	255,000	2,076,869
Japan Exchange Group, Inc.	50,000	1,187,852
Mitsubishi UFJ Lease & Finance Co., Ltd.	164,000	876,161
Nomura Holdings, Inc.	574,000	3,687,612
Okasan Securities Group, Inc.	17,000	129,605
Orient Corp. *	68,300	157,790
ORIX Corp.	212,300	3,208,461
SBI Holdings, Inc.	82,000	972,460
Tokai Tokyo Financial Holdings, Inc.	19,400	141,926

		13,682,295

Energy 0.2%
Cosmo Oil Co., Ltd.	125,000	234,635
Idemitsu Kosan Co., Ltd.	8,400	184,520
Inpex Corp.	164,000	2,352,216
Japan Petroleum Exploration Co.	6,900	268,999
JX Holdings, Inc.	492,000	2,532,816
Showa Shell Sekiyu K.K.	82,000	880,897

		6,454,083

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	164,000	1,774,424
Lawson, Inc.	10,600	762,208
Seven & i Holdings Co., Ltd.	164,000	6,586,995

		9,123,627

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	82,000	1,335,159
Asahi Group Holdings Ltd.	82,000	2,589,806
Calbee, Inc.	6,300	217,712
Japan Tobacco, Inc.	182,000	6,243,904
Kewpie Corp.	82,000	1,406,594
Kikkoman Corp.	46,000	1,008,692
Kirin Holdings Co., Ltd.	164,000	2,201,454
MEIJI Holdings Co., Ltd.	13,100	1,080,685
NH Foods Ltd.	35,000	741,878
Nisshin Seifun Group, Inc.	72,400	835,613
Nissin Foods Holdings Co., Ltd.	17,000	975,309
Sapporo Holdings Ltd.	52,000	222,746
Suntory Beverage & Food Ltd.	20,000	734,466
Toyo Suisan Kaisha Ltd.	7,000	219,329
Yakult Honsha Co., Ltd.	13,000	714,540
Yamazaki Baking Co., Ltd.	20,000	263,561

		20,791,448

Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	3,600	214,160
M3, Inc.	19,200	336,187
Medipal Holdings Corp.	82,000	1,062,444
Miraca Holdings, Inc.	7,200	335,448
Nipro Corp.	42,200	372,909
Olympus Corp. *	42,300	1,512,677
Suzuken Co., Ltd.	16,600	553,680
Sysmex Corp.	20,000	774,895
Terumo Corp.	82,000	2,066,477

		7,228,877

Household & Personal Products 0.3%
Kao Corp.	93,900	4,053,920
Kobayashi Pharmaceutical Co., Ltd.	3,800	243,981
Lion Corp.	48,000	279,078
Pigeon Corp.	4,300	254,560
Shiseido Co., Ltd.	82,000	1,515,522
Unicharm Corp.	18,600	1,223,051

		7,570,112

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	82,000	1,852,173
NKSJ Holdings, Inc.	82,000	1,983,597
Sony Financial Holdings, Inc.	31,300	501,957

See financial notes 9

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
T&D Holdings, Inc.	164,000	2,037,272
The Dai-ichi Life Insurance Co., Ltd.	164,000	2,353,006
Tokio Marine Holdings, Inc.	107,200	3,272,703

		12,000,708

Materials 1.3%
Air Water, Inc.	49,000	771,661
Asahi Kasei Corp.	175,000	1,405,593
Daicel Corp.	69,000	766,482
Denki Kagaku Kogyo K.K.	38,000	128,758
DIC Corp.	45,000	102,662
Dowa Holdings Co., Ltd.	16,000	143,697
Hitachi Chemical Co., Ltd.	22,000	409,992
Hitachi Metals Ltd.	50,000	852,866
JFE Holdings, Inc.	85,100	1,723,544
JSR Corp.	82,000	1,427,117
Kaneka Corp.	31,000	183,520
Kansai Paint Co., Ltd.	44,000	699,697
Kobe Steel Ltd.	820,000	1,333,975
Kuraray Co. Ltd.	82,000	1,021,399
Maruichi Steel Tube Ltd.	4,600	122,389
Mitsubishi Chemical Holdings Corp.	410,000	2,047,928
Mitsubishi Materials Corp.	136,000	459,508
Mitsui Chemicals, Inc.	91,000	268,922
Mitsui Mining & Smelting Co., Ltd.	67,000	206,382
Nippon Kayaku Co., Ltd.	14,000	172,229
Nippon Paint Co., Ltd.	48,000	1,189,315
Nippon Paper Industries Co., Ltd.	12,100	195,445
Nippon Shokubai Co., Ltd.	15,000	182,221
Nippon Steel & Sumitomo Metal Corp.	1,282,000	3,633,063
Nissan Chemical Industries Ltd.	11,200	202,254
Nitto Denko Corp.	20,100	1,054,483
Oji Holdings Corp.	121,000	492,689
Shin-Etsu Chemical Co., Ltd.	82,000	5,095,943
Sumitomo Chemical Co., Ltd.	247,000	886,856
Sumitomo Metal Mining Co., Ltd.	105,000	1,595,442
Sumitomo Osaka Cement Co., Ltd.	50,000	176,638
Taiheiyo Cement Corp.	194,000	812,341
Taiyo Nippon Sanso Corp.	18,000	162,179
Teijin Ltd.	131,000	321,558
Toray Industries, Inc.	265,000	1,810,882
Tosoh Corp.	37,000	153,150
Toyo Seikan Group Holdings Ltd.	82,000	1,122,433
Toyobo Co., Ltd.	109,000	172,075
Ube Industries Ltd.	122,000	206,690
Zeon Corp.	28,000	283,814

		33,997,792

Media 0.1%
Dentsu, Inc.	28,400	1,155,027
Hakuhodo DY Holdings, Inc.	164,000	1,698,648
Shochiku Co., Ltd.	28,000	260,904
Toho Co., Ltd.	21,800	505,522

		3,620,101

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	410,000	5,912,115
Chugai Pharmaceutical Co., Ltd.	45,100	1,430,471
Daiichi Sankyo Co., Ltd.	105,000	1,857,727
Eisai Co., Ltd.	49,100	2,053,849
Kaken Pharmaceutical Co., Ltd.	10,000	252,298
KYORIN Holdings, Inc.	7,400	166,328
Mitsubishi Tanabe Pharma Corp.	82,000	1,256,620
Ono Pharmaceutical Co., Ltd.	13,200	1,179,150
Otsuka Holdings Co., Ltd.	82,000	2,985,263
Rohto Pharmaceutical Co., Ltd.	20,000	283,583
Santen Pharmaceutical Co., Ltd.	8,300	479,376
Sawai Pharmaceutical Co., Ltd.	3,800	216,913
Shionogi & Co., Ltd.	59,400	1,400,876
Sumitomo Dainippon Pharma Co., Ltd.	36,300	493,737
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	197,468
Takeda Pharmaceutical Co., Ltd.	131,200	5,998,941
Tsumura & Co.	8,400	215,003

		26,379,718

Real Estate 0.7%
Aeon Mall Co., Ltd.	8,200	178,942
Daito Trust Construction Co., Ltd.	11,900	1,473,682
Daiwa House Industry Co., Ltd.	111,000	2,102,253
Hulic Co., Ltd.	45,500	516,821
Mitsubishi Estate Co., Ltd.	209,711	4,847,870
Mitsui Fudosan Co., Ltd.	167,000	5,329,018
Nomura Real Estate Holdings, Inc.	6,500	117,442
NTT Urban Development Corp.	82,000	940,887
Sumitomo Real Estate Sales Co., Ltd.	10,700	277,890
Sumitomo Realty & Development Co., Ltd.	57,000	2,210,646
Tokyo Tatemono Co., Ltd.	67,000	574,000
Tokyu Fudosan Holdings Corp.	82,000	629,889

		19,199,340

Retailing 0.4%
Aoyama Trading Co., Ltd.	19,100	473,065
Don Quijote Holdings Co., Ltd.	11,100	588,738
Fast Retailing Co., Ltd.	8,700	2,725,947
Isetan Mitsukoshi Holdings Ltd.	121,700	1,464,360
J Front Retailing Co., Ltd.	37,000	469,423
Marui Group Co., Ltd.	82,000	689,878
Nitori Holdings Co., Ltd.	13,000	780,864
Ryohin Keikaku Co., Ltd.	2,800	314,810
Sanrio Co., Ltd.	11,900	340,327
Shimamura Co., Ltd.	2,900	261,847
Start Today Co., Ltd.	5,300	126,269
Takashimaya Co., Ltd.	65,000	556,240
USS Co., Ltd.	82,000	1,353,708
Yamada Denki Co., Ltd.	84,300	271,032

		10,416,508

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	72,400	841,885
Disco Corp.	4,400	281,658
Rohm Co., Ltd.	13,500	862,877
Sumco Corp.	18,400	158,699
Tokyo Electron Ltd.	24,400	1,674,894

		3,820,013

Software & Services 0.4%
Fujitsu Ltd.	290,000	1,992,328
Gree, Inc. (a)	13,200	103,684
Kakaku.com, Inc.	17,900	281,031
Konami Corp.	24,500	568,133
Nexon Co., Ltd.	24,900	217,637
Nintendo Co., Ltd.	20,800	2,308,553

10 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Nomura Research Institute Ltd.	23,700	749,430
NTT Data Corp.	17,300	621,158
Obic Co., Ltd.	19,400	665,746
Otsuka Corp.	14,500	615,536
Square Enix Holdings Co., Ltd.	6,700	154,142
Trend Micro, Inc.	17,000	548,202
Yahoo Japan Corp.	246,000	992,193

		9,817,773

Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	34,300	552,379
Anritsu Corp.	14,500	123,666
Azbil Corp.	7,200	182,556
Brother Industries Ltd.	82,000	1,592,087
Canon, Inc.	182,300	5,964,650
Citizen Holdings Co., Ltd.	32,700	232,616
FUJIFILM Holdings Corp.	82,000	2,474,958
Hirose Electric Co., Ltd.	4,200	542,966
Hitachi Ltd.	820,000	6,208,115
Hoya Corp.	82,000	2,654,137
Ibiden Co., Ltd.	6,600	129,795
Keyence Corp.	8,500	3,643,091
Konica Minolta, Inc.	70,000	770,179
Kyocera Corp.	45,000	2,107,162
Murata Manufacturing Co., Ltd.	34,700	3,318,186
NEC Corp.	446,000	1,588,487
Omron Corp.	32,700	1,418,044
Ricoh Co., Ltd.	108,000	1,170,082
Seiko Epson Corp.	29,200	1,481,292
Shimadzu Corp.	29,000	254,310
Taiyo Yuden Co., Ltd.	17,700	178,900
TDK Corp.	20,800	1,037,147
Yaskawa Electric Corp.	44,000	566,280
Yokogawa Electric Corp.	83,000	961,149

		39,152,234

Telecommunication Services 0.9%
KDDI Corp.	86,900	5,018,175
Nippon Telegraph & Telephone Corp.	57,100	3,836,531
NTT DOCOMO, Inc.	246,000	4,258,853
SoftBank Corp.	152,400	11,011,353

		24,124,912

Transportation 1.0%
Central Japan Railway Co.	31,200	4,378,842
East Japan Railway Co.	82,000	6,380,190
Hankyu Hanshin Holdings, Inc.	169,000	997,228
Japan Airlines Co., Ltd.	4,670	262,978
Kawasaki Kisen Kaisha Ltd.	135,000	324,878
Keikyu Corp.	100,000	880,782
Keio Corp.	145,000	1,120,807
Kintetsu Corp.	332,000	1,166,482
Mitsui OSK Lines Ltd.	211,000	773,846
Nagoya Railroad Co., Ltd.	100,000	413,919
Nippon Express Co., Ltd.	108,000	494,855
Nippon Yusen K.K.	320,000	942,581
Odakyu Electric Railway Co., Ltd.	90,000	888,867
Tobu Railway Co., Ltd.	229,000	1,201,376
Tokyu Corp.	192,000	1,334,399
West Japan Railway Co.	47,400	2,245,095
Yamato Holdings Co., Ltd.	82,000	1,696,674

		25,503,799

Utilities 0.5%
Chubu Electric Power Co., Inc. *	164,000	1,896,771
Electric Power Development Co., Ltd.	11,000	361,072
Hokuriku Electric Power Co.	82,000	1,063,234
Kyushu Electric Power Co., Inc. *	82,000	833,537
Osaka Gas Co., Ltd.	281,000	1,157,703
The Chugoku Electric Power Co., Inc.	82,600	1,090,891
The Kansai Electric Power Co., Inc. *	164,000	1,502,419
Toho Gas Co., Ltd.	135,000	778,409
Tohoku Electric Power Co., Inc.	82,000	906,945
Tokyo Electric Power Co., Inc. *	246,000	890,369
Tokyo Gas Co., Ltd.	352,000	2,002,183

		12,483,533

		501,425,623

Netherlands 2.4%

Banks 0.3%
ING Groep N.V. CVA *	596,140	8,217,492

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	6,560	378,425
Koninklijke Philips N.V.	182,040	5,560,571

		5,938,996

Commercial & Professional Services 0.0%
Randstad Holding N.V.	23,780	1,157,229

Energy 0.1%
Fugro N.V. CVA	13,940	506,877
Koninklijke Vopak N.V.	17,539	901,455
SBM Offshore N.V. *	28,402	436,026

		1,844,358

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	107,924	1,848,048

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	18,040	1,248,233
Heineken N.V.	45,100	3,439,592
Unilever N.V. CVA	264,905	11,038,494

		15,726,319

Insurance 0.1%
Aegon N.V.	330,460	2,618,656

Materials 0.3%
Akzo Nobel N.V.	37,720	2,672,545
ArcelorMittal	162,360	2,368,507
Koninklijke DSM N.V.	30,340	2,030,963

		7,072,015

Media 0.2%
Altice S.A. *	6,723	430,379
Reed Elsevier N.V.	113,980	2,604,833
Wolters Kluwer N.V.	49,200	1,366,116

		4,401,328

Real Estate 0.2%
Unibail-Rodamco SE	18,040	4,857,013

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	59,040	5,662,252

See financial notes 11

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 0.0%
Gemalto N.V.	12,300	1,207,178

Telecommunication Services 0.1%
Koninklijke KPN N.V. *	494,803	1,645,681
Ziggo N.V.	16,400	781,995

		2,427,676

Transportation 0.0%
TNT Express N.V.	73,800	552,927

		63,531,487

New Zealand 0.2%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	152,520	482,610

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	31,980	215,770

Materials 0.0%
Fletcher Building Ltd.	85,280	656,769

Real Estate 0.0%
Kiwi Income Property Trust	418,200	418,340

Telecommunication Services 0.1%
Spark New Zealand Ltd.	326,360	801,830

Transportation 0.1%
Auckland International Airport Ltd.	428,040	1,315,006

Utilities 0.0%
Contact Energy Ltd.	111,387	517,494

		4,407,819

Norway 0.7%

Banks 0.1%
DNB A.S.A.	190,240	3,560,148

Energy 0.3%
Aker Solutions A.S.A.	22,995	349,176
Seadrill Ltd.	57,400	2,120,488
Statoil A.S.A.	160,720	4,527,177
Subsea 7 S.A.	56,580	944,344

		7,941,185

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	164,000	1,486,758

Insurance 0.0%
Gjensidige Forsikring A.S.A.	36,080	752,884

Materials 0.1%
Norsk Hydro A.S.A.	137,760	811,770
Yara International A.S.A.	29,127	1,466,440

		2,278,210

Media 0.0%
Schibsted A.S.A.	14,760	751,476

Telecommunication Services 0.1%
Telenor A.S.A.	105,780	2,433,358

		19,204,019

Portugal 0.1%

Banks 0.0%
Banco Espirito Santo S.A. - Reg’d *(b)(c)	505,213	—

Energy 0.0%
Galp Energia, SGPS, S.A.	62,320	1,108,187

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	55,760	757,239

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	31,160	65,301

Utilities 0.1%
EDP - Energias de Portugal S.A.	415,740	2,017,406

		3,948,133

Republic of Korea 4.0%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	7,937	411,742
Hyundai Mobis Co., Ltd.	10,316	2,991,177
Hyundai Motor Co.	25,146	5,778,409
Hyundai Wia Corp.	2,062	453,500
Kia Motors Corp.	44,164	2,665,651

		12,300,479

Banks 0.4%
BS Financial Group, Inc.	24,800	410,908
Hana Financial Group, Inc.	45,828	1,923,153
KB Financial Group, Inc. ADR	82,000	3,336,580
Kwangju Bank *	1,977	22,130
Kyongnam Bank *	3,021	40,520
Shinhan Financial Group Co., Ltd. ADR	96,888	5,010,079

		10,743,370

Capital Goods 0.4%
CJ Corp.	1,000	176,537
Daelim Industrial Co., Ltd.	3,415	294,365
Daewoo Engineering & Construction Co., Ltd. *	75,000	630,209
Daewoo International Corp.	5,027	184,679
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,280	374,484
Doosan Corp.	1,746	207,498
Doosan Heavy Industries & Construction Co., Ltd.	14,480	412,001
GS Engineering & Construction Corp. *	5,464	198,578
Hyundai Development Co-Engineering & Construction	6,700	272,242
Hyundai Engineering & Construction Co., Ltd.	20,409	1,286,193
Hyundai Heavy Industries Co., Ltd.	7,964	1,131,038
Hyundai Mipo Dockyard	1,366	173,790
KCC Corp.	1,332	897,239
KEPCO Engineering & Construction Co., Inc.	2,732	161,665
LG Corp.	13,525	945,730
LG Hausys Ltd.	1,709	348,896
Neo Holdings Co., Ltd. *(b)(c)	1,746	—

12 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Samsung C&T Corp.	17,316	1,274,001
Samsung Engineering Co., Ltd. *	6,147	387,389
Samsung Heavy Industries Co., Ltd.	28,686	770,939
Samsung Techwin Co., Ltd.	4,690	197,276
SK Holdings Co., Ltd.	3,220	509,700

		10,834,449

Commercial & Professional Services 0.0%
S-1 Corp.	6,932	505,911

Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	10,500	881,256
LG Electronics, Inc.	14,304	1,066,505

		1,947,761

Consumer Services 0.0%
Kangwon Land, Inc.	24,840	883,162

Diversified Financials 0.1%
Daewoo Securities Co., Ltd. *	53,600	623,778
Korea Investment Holdings Co., Ltd.	13,000	652,596
Samsung Card Co., Ltd.	6,960	334,632
Samsung Securities Co., Ltd.	14,820	724,228

		2,335,234

Energy 0.1%
GS Holdings	14,877	631,643
S-Oil Corp.	3,415	157,792
SK Innovation Co., Ltd.	9,562	887,405

		1,676,840

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	3,079	740,940

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	633,759
KT&G Corp.	18,630	1,743,663
Lotte Confectionery Co., Ltd.	300	642,043
Orion Corp.	464	399,499

		3,418,964

Household & Personal Products 0.1%
Amorepacific Corp.	704	1,465,003
AMOREPACIFIC Group	700	730,411
LG Household & Health Care Ltd.	1,120	566,655

		2,762,069

Insurance 0.2%
Dongbu Insurance Co., Ltd.	12,977	783,266
Hanwha Life Insurance Co., Ltd.	20,000	137,285
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	184,329
Samsung Fire & Marine Insurance Co., Ltd.	6,700	1,833,670
Samsung Life Insurance Co., Ltd.	13,416	1,409,146

		4,347,696

Materials 0.4%
Hanwha Chemical Corp.	9,562	154,659
Hyosung Corp.	7,728	597,540
Korea Zinc Co., Ltd.	1,524	632,025
Kumho Petro Chemical Co., Ltd.	4,781	383,348
LG Chem Ltd.	7,620	2,025,337
OCI Co., Ltd. *	3,415	490,046
POSCO ADR	64,148	5,311,454
Samsung Fine Chemicals Co., Ltd.	4,781	188,609

		9,783,018

Media 0.0%
Cheil Worldwide, Inc. *	10,000	226,343

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	12,586	516,995
Yuhan Corp.	1,366	233,067

		750,062

Retailing 0.0%
Hyundai Department Store Co., Ltd.	2,016	315,140
Lotte Shopping Co., Ltd.	2,388	781,908

		1,097,048

Semiconductors & Semiconductor Equipment 1.0%
Samsung Electronics Co., Ltd. GDR - Reg’d	34,879	21,241,311
SK Hynix, Inc. *	92,560	4,144,410

		25,385,721

Software & Services 0.2%
Daum Communications Corp.	3,350	545,475
NAVER Corp.	4,748	3,596,296
NCSoft Corp.	2,010	287,440
SK C&C Co., Ltd.	2,800	586,814

		5,016,025

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	82,000	1,415,320
Samsung Electro-Mechanics Co., Ltd.	10,245	554,712
Samsung SDI Co., Ltd.	11,303	1,688,845

		3,658,877

Telecommunication Services 0.1%
KT Corp. ADR	56,580	967,518
LG Uplus Corp.	37,570	405,732
SK Telecom Co., Ltd. ADR	82,000	2,453,440

		3,826,690

Transportation 0.1%
CJ Korea Express Co., Ltd. *	3,145	482,319
Hyundai Glovis Co., Ltd.	2,135	636,952
Korean Air Lines Co., Ltd. *	4,781	171,870

		1,291,141

Utilities 0.1%
Korea Electric Power Corp. ADR	82,000	1,712,160
Korea Gas Corp. *	3,633	202,082

		1,914,242

		105,446,042

Singapore 1.3%

Banks 0.4%
DBS Group Holdings Ltd.	258,000	3,704,764
Oversea-Chinese Banking Corp., Ltd.	362,000	2,900,757
United Overseas Bank Ltd.	188,000	3,454,337

		10,059,858

Capital Goods 0.1%
COSCO Corp. Singapore Ltd. (a)	217,000	126,066
Keppel Corp., Ltd.	185,000	1,615,850
Noble Group Ltd.	820,181	893,823

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Singapore Technologies Engineering Ltd.	432,000	1,266,974

		3,902,713

Consumer Services 0.0%
Genting Singapore plc	1,020,000	997,155

Diversified Financials 0.0%
Singapore Exchange Ltd.	32,000	186,674

Food & Staples Retailing 0.1%
Olam International Ltd.	820,000	1,741,256

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,640,000	670,219
Indofood Agri Resources Ltd.	820,000	568,372
Wilmar International Ltd.	266,000	673,553

		1,912,144

Media 0.0%
Singapore Press Holdings Ltd. (a)	270,000	897,873

Real Estate 0.3%
CapitaCommercial Trust	820,000	1,117,032
CapitaLand Ltd.	820,000	2,181,498
CapitaMall Trust	820,000	1,314,155
City Developments Ltd.	84,000	675,123
Global Logistic Properties Ltd.	65,000	148,443
Wing Tai Holdings Ltd.	892,000	1,336,624

		6,772,875

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	73,000	469,722

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,299,000	4,049,129

Transportation 0.1%
ComfortDelGro Corp., Ltd.	820,000	1,649,265
Hutchison Port Holdings Trust	820,000	590,400
Singapore Post Ltd.	820,000	1,133,459

		3,373,124

		34,362,523

Spain 3.0%

Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	927,420	11,250,916
Banco de Sabadell S.A.	606,438	1,913,925
Banco Popular Espanol S.A.	259,473	1,623,787
Banco Santander S.A.	1,951,600	19,511,219
Bankia S.A. *	737,483	1,429,920
Bankinter S.A.	95,120	789,465
CaixaBank S.A.	305,040	1,839,435

		38,358,667

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	32,800	1,384,910
Ferrovial S.A.	82,820	1,689,812
Zardoya Otis S.A.	24,646	358,399

		3,433,121

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	6,560	390,393

Energy 0.2%
Repsol S.A.	177,120	4,407,084

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	90,200	761,344

Insurance 0.0%
Mapfre S.A.	121,360	456,068

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	39,360	1,836,868

Retailing 0.2%
Inditex S.A.	192,800	5,599,735

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	63,960	2,384,222

Telecommunication Services 0.4%
Telefonica S.A.	657,797	10,458,056

Transportation 0.1%
Abertis Infraestructuras S.A.	61,500	1,296,935

Utilities 0.4%
Acciona S.A. *	5,381	431,509
Enagas S.A.	36,900	1,233,101
Gas Natural SDG S.A.	87,740	2,696,853
Iberdrola S.A.	781,460	5,748,860
Red Electrica Corp. S.A.	13,175	1,112,225

		11,222,548

		80,605,041

Sweden 2.5%

Banks 0.7%
Nordea Bank AB	514,960	6,729,475
Skandinaviska Enskilda Banken AB, A Shares	268,140	3,509,812
Svenska Handelsbanken AB, A Shares	97,580	4,585,578
Swedbank AB, A Shares	143,500	3,664,049

		18,488,914

Capital Goods 0.6%
Alfa Laval AB	58,220	1,332,890
Assa Abloy AB, B Shares	47,890	2,425,671
Atlas Copco AB, A Shares	110,700	3,231,479
Atlas Copco AB, B Shares	71,340	1,906,494
Sandvik AB	152,520	1,906,705
Skanska AB, B Shares	71,340	1,479,758
SKF AB, B Shares	77,080	1,782,363
Volvo AB, B Shares	241,080	2,885,871

		16,951,231

Commercial & Professional Services 0.0%
Securitas AB, B Shares	81,180	889,093

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	50,020	1,272,160
Husqvarna AB, B Shares	23,076	175,108

		1,447,268

Diversified Financials 0.2%
Industrivarden AB, A Shares	47,560	922,376
Investment AB Kinnevik, B Shares	22,960	934,044
Investor AB, B Shares	88,560	3,290,233

		5,146,653

Energy 0.0%
Lundin Petroleum AB *	32,825	613,063

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Swedish Match AB	54,232	1,815,707

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	22,960	262,330
Getinge AB, B Shares	34,440	902,591

		1,164,921

Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	94,300	2,272,534

Materials 0.0%
Boliden AB	31,160	494,805
Holmen AB, B Shares	9,020	288,407

		783,212

Media 0.0%
Modern Times Group AB, B Shares	7,385	279,033

Retailing 0.3%
Hennes & Mauritz AB, B Shares	154,536	6,590,433

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	40,180	1,317,575
Telefonaktiebolaget LM Ericsson, B Shares	462,480	5,781,622

		7,099,197

Telecommunication Services 0.1%
Tele2 AB, B Shares	74,620	930,710
TeliaSonera AB	352,600	2,579,537

		3,510,247

		67,051,506

Switzerland 7.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	820	447,224

Capital Goods 0.6%
ABB Ltd. - Reg’d *	420,660	9,567,449
Geberit AG - Reg’d	8,200	2,788,994
Schindler Holding AG	9,840	1,425,744
Schindler Holding AG - Reg’d	7,420	1,081,586
Sulzer AG - Reg’d	2,460	327,158

		15,190,931

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	27,880	2,115,696
DKSH Holding AG	6,560	515,717
SGS S.A. - Reg’d	820	1,823,814

		4,455,227

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg’d	82,820	7,917,116
The Swatch Group AG	5,740	3,119,913
The Swatch Group AG - Reg’d	11,936	1,225,074

		12,262,103

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	211,414	5,974,116
GAM Holding AG *	31,160	607,311
Julius Baer Group Ltd. *	48,568	2,212,964
Pargesa Holding S.A.	4,100	352,989
UBS AG - Reg’d *	625,830	11,247,652

		20,395,032

Energy 0.1%
Transocean Ltd.	56,580	2,182,023

Food, Beverage & Tobacco 1.6%
Aryzta AG *	15,580	1,426,416
Lindt & Spruengli AG - Reg’d	14	879,347
Nestle S.A. - Reg’d	521,520	40,572,474

		42,878,237

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	9,020	1,445,800

Insurance 0.5%
Baloise Holding AG - Reg’d	7,380	964,553
Swiss Life Holding AG - Reg’d *	2,959	747,625
Swiss Re AG *	62,320	5,120,467
Zurich Insurance Group AG *	24,600	7,440,302

		14,272,947

Materials 0.5%
Clariant AG - Reg’d *	13,140	231,853
Givaudan S.A. - Reg’d *	2,460	4,093,509
Holcim Ltd. - Reg’d *	35,260	2,810,482
Sika AG	48	181,864
Syngenta AG - Reg’d	16,400	5,900,311

		13,218,019

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg’d *	18,860	2,320,819
Galenica AG - Reg’d	445	422,722
Lonza Group AG - Reg’d *	6,560	752,804
Novartis AG - Reg’d	389,500	35,022,465
Roche Holding AG	114,800	33,555,670

		72,074,480

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	12,300	984,430

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,524	2,632,846

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	8,200	1,107,539

		203,546,838

United Kingdom 18.5%

Automobiles & Components 0.1%
GKN plc	269,780	1,572,161

Banks 2.4%
Barclays plc	2,557,163	9,531,955
HSBC Holdings plc	3,163,560	34,255,289
Lloyds Banking Group plc *	8,849,440	11,209,171
Royal Bank of Scotland Group plc *	323,140	1,946,982
Standard Chartered plc	341,440	6,878,269

		63,821,666

Capital Goods 0.8%
Ashtead Group plc	84,460	1,373,914
BAE Systems plc	553,500	4,091,468
Bunzl plc	44,280	1,210,435
Cobham plc	159,900	788,960
IMI plc	53,751	1,210,459

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Meggitt plc	104,960	822,056
Melrose Industries plc	242,720	1,099,246
Rolls-Royce Holdings plc *	289,460	4,908,155
Smiths Group plc	75,440	1,648,776
The Weir Group plc	29,520	1,296,719
Travis Perkins plc	40,180	1,163,085
Wolseley plc	49,259	2,648,905

		22,262,178

Commercial & Professional Services 0.4%
Aggreko plc	42,111	1,190,307
Babcock International Group plc	56,741	1,056,347
Capita plc	102,500	2,088,683
Experian plc	161,540	2,811,547
G4S plc	232,880	1,024,901
Intertek Group plc	20,500	953,610
Rentokil Initial plc	365,720	770,144
Serco Group plc	59,141	304,870

		10,200,409

Consumer Durables & Apparel 0.2%
Barratt Developments plc	69,567	427,358
Berkeley Group Holdings plc	41,820	1,665,471
Burberry Group plc	98,915	2,334,319
Persimmon plc *	19,414	426,881
Taylor Wimpey plc	574,000	1,092,447

		5,946,476

Consumer Services 0.4%
Carnival plc	21,647	807,442
Compass Group plc	257,147	4,183,019
InterContinental Hotels Group plc	36,472	1,398,581
Merlin Entertainments plc	41,920	239,488
TUI Travel plc	161,540	999,333
Whitbread plc	33,620	2,450,571
William Hill plc	232,296	1,350,249

		11,428,683

Diversified Financials 0.3%
3i Group plc	176,300	1,151,250
Aberdeen Asset Management plc	226,634	1,635,004
Ashmore Group plc	56,580	330,757
Hargreaves Lansdown plc	37,720	702,860
ICAP plc	136,940	862,388
Investec plc	64,780	590,095
London Stock Exchange Group plc	16,400	556,437
Schroders plc	25,420	1,028,388
Schroders plc, Non-Voting Shares	16,400	525,660

		7,382,839

Energy 3.1%
AMEC plc	54,120	1,011,147
BG Group plc	549,485	10,964,367
BP plc	3,094,680	24,754,336
John Wood Group plc	82,820	1,079,026
Petrofac Ltd.	42,640	799,494
Royal Dutch Shell plc, A Shares	630,981	25,547,826
Royal Dutch Shell plc, B Shares	404,370	17,094,484
Tullow Oil plc	162,360	1,968,366

		83,219,046

Food & Staples Retailing 0.3%
J Sainsbury plc	259,500	1,251,089
Tesco plc	1,295,600	4,947,757
William Morrison Supermarkets plc	432,960	1,276,292

		7,475,138

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	60,680	2,885,167
British American Tobacco plc	295,282	17,425,982
Coca-Cola HBC AG CDI *	32,800	770,242
Diageo plc	410,000	12,089,504
Imperial Tobacco Group plc	162,360	7,083,422
SABMiller plc	172,340	9,510,873
Tate & Lyle plc	90,200	1,013,394
Unilever plc	206,690	9,127,288

		59,905,872

Health Care Equipment & Services 0.1%
Smith & Nephew plc	139,400	2,414,633

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	114,800	10,009,333

Insurance 1.1%
Admiral Group plc	11,480	254,523
Aviva plc	460,020	3,980,324
Direct Line Insurance Group plc	240,260	1,192,645
Friends Life Group Ltd.	325,044	1,655,617
Legal & General Group plc	1,078,300	4,328,329
Old Mutual plc	846,391	2,795,824
Prudential plc	464,220	11,178,816
RSA Insurance Group plc	126,038	959,093
St. James’s Place plc	56,580	673,730
Standard Life plc	349,320	2,230,030

		29,248,931

Materials 1.8%
Anglo American plc	227,140	5,771,504
Antofagasta plc	42,640	556,247
BHP Billiton plc	357,520	11,325,799
CRH plc	119,720	2,777,583
Croda International plc	26,765	969,898
Fresnillo plc	20,500	327,516
Glencore plc *	1,636,733	9,850,766
Johnson Matthey plc	32,022	1,679,440
Mondi plc	47,560	815,917
Randgold Resources Ltd.	13,940	1,177,220
Rexam plc	135,653	1,142,198
Rio Tinto plc	213,552	11,396,878
Vedanta Resources plc	15,580	261,591

		48,052,557

Media 0.6%
British Sky Broadcasting Group plc	165,785	2,404,984
Daily Mail & General Trust plc, A Shares	36,080	520,104
Informa plc	63,960	548,103
ITV plc	749,480	2,628,802
Pearson plc	116,440	2,148,425
Reed Elsevier plc	171,380	2,796,383
WPP plc	200,080	4,196,730

		15,243,531

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	205,965	15,621,704
GlaxoSmithKline plc	778,535	19,064,564
Shire plc	103,320	8,447,306

		43,133,574

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Real Estate 0.3%
Hammerson plc	173,840	1,753,880
Intu Properties plc	177,120	1,005,999
Land Securities Group plc	128,740	2,313,368
SEGRO plc	161,540	992,895
The British Land Co. plc	224,680	2,725,766

		8,791,908

Retailing 0.3%
Kingfisher plc	437,060	2,204,397
Marks & Spencer Group plc	267,320	1,908,547
Next plc	26,240	3,091,863
Sports Direct International plc *	17,221	207,491

		7,412,298

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	226,420	3,651,220

Software & Services 0.1%
The Sage Group plc	200,228	1,309,164

Telecommunication Services 0.9%
BT Group plc	1,225,080	7,873,709
Inmarsat plc	71,340	829,937
Vodafone Group plc	4,404,710	15,124,005

		23,827,651

Transportation 0.1%
easyJet plc	30,340	672,668
International Consolidated Airlines Group S.A. *	188,600	1,131,341
Royal Mail plc	87,543	649,007

		2,453,016

Utilities 0.8%
Centrica plc	808,945	4,290,994
Drax Group plc	59,860	623,813
National Grid plc	607,718	9,073,310
Severn Trent plc	41,820	1,350,851
SSE plc	173,020	4,361,863
United Utilities Group plc	103,320	1,504,832

		21,205,663

		489,967,947

Total Common Stock
(Cost $2,325,188,864)		2,631,180,543

Other Investment Companies 0.3% of net assets

United States 0.3%

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	6,727,585	6,727,585

Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	700,031	700,031

Total Other Investment Companies
(Cost $7,427,616)		7,427,616

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	26,240	2,393,511
Volkswagen AG	26,250	5,907,396

		8,300,907

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	24,600	2,585,770

Total Preferred Stock
(Cost $9,451,515)		10,886,677

Rights 0.0% of net assets

Singapore 0.0%

Banks 0.0%
Oversea-Chinese Banking Corp., Ltd. *(b)(c)	45,250	85,210

Total Rights
(Cost $—)		85,210

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.00%, 09/18/14 (e)(f)	22,000	22,000
0.01%, 09/18/14 (e)(f)	200,000	199,999
0.02%, 09/18/14 (e)(f)	86,000	85,999

Total Short-Term Investments
(Cost $307,998)		307,998

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $2,350,253,453 and the unrealized appreciation and depreciation were $359,525,332 and ($59,890,741), respectively, with a net unrealized appreciation of $299,634,591.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $658,392.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $302,948 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings continued

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

In addition to the above, the fund held the following at 8/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 09/19/14	20	1,920,800	45,664

18 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	339,185,692	399,996,838
1.0%		Other Investment Companies	3,927,865	4,297,156
0.3%		Preferred Stock	967,782	1,134,218

100.5%		Total Investments	344,081,339	405,428,212
(0	.5)%	Other Assets and Liabilities, Net		(2,198,756)

100.0%		Net Assets		403,229,456

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 5.3%

Automobiles & Components 0.0%
ARB Corp., Ltd.	13,080	162,831

Capital Goods 0.3%
Bradken Ltd.	50,112	220,288
Cardno Ltd. (c)	28,258	173,907
Hills Ltd.	41,672	63,141
Monadelphous Group Ltd. (c)	25,422	372,351
Seven Group Holdings Ltd.	28,258	204,037
UGL Ltd. *	39,149	238,004

		1,271,728

Commercial & Professional Services 0.4%
Cabcharge Australia Ltd.	59,815	302,103
McMillan Shakespeare Ltd.	13,080	142,645
Mineral Resources Ltd.	30,080	299,062
SAI Global Ltd.	56,526	247,954
Transfield Services Ltd. *	133,100	217,855
Transpacific Industries Group Ltd.	261,620	220,224

		1,429,843

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	101,269	53,515
G.U.D. Holdings Ltd. (c)	35,824	263,024

		316,539

Consumer Services 0.5%
Ainsworth Game Technology Ltd.	33,156	104,196
Ardent Leisure Group	70,650	206,827
Domino’s Pizza Enterprises Ltd.	11,277	270,329
G8 Education Ltd.	87,200	438,783
Invocare Ltd.	46,628	496,731
Navitas Ltd.	75,393	378,666
Retail Food Group Ltd.	19,781	87,696
Vocation Ltd.	36,300	106,268

		2,089,496

Diversified Financials 0.2%
BT Investment Management Ltd.	21,800	133,959
FlexiGroup Ltd.	70,650	259,030
Magellan Financial Group Ltd.	17,109	214,427
OzForex Group Ltd.	52,604	122,017

		729,433

Energy 0.4%
AWE Ltd. *	150,270	244,553
Beach Energy Ltd.	296,450	450,563
Drillsearch Energy Ltd. *(c)	86,772	118,085
Horizon Oil Ltd. *(c)	224,600	71,423
Karoon Gas Australia Ltd. *	61,624	218,444
Paladin Energy Ltd. *	186,128	73,986
Roc Oil Co., Ltd. *	114,177	73,151
Senex Energy Ltd. *	195,629	107,039
Sundance Energy Australia Ltd. *	104,884	133,413

		1,490,657

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	65,400	76,155
GrainCorp Ltd., Class A	65,795	557,534
Tassal Group Ltd.	27,250	101,693

		735,382

Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	145,587	79,658
Primary Health Care Ltd.	150,594	636,645
Sigma Pharmaceuticals Ltd.	354,018	273,168

		989,471

Insurance 0.1%
Cover-More Group Ltd.	47,346	102,736
NIB Holdings Ltd.	109,000	345,602
Steadfast Group Ltd.	59,082	86,481

		534,819

Materials 0.6%
Beadell Resources Ltd. *	193,314	92,211
Evolution Mining Ltd. (c)	113,052	79,832
Independence Group NL	70,010	305,793
Lynas Corp., Ltd. *	631,302	94,473
Mount Gibson Iron Ltd.	196,210	126,626
Northern Star Resources Ltd.	111,304	182,700
PanAust Ltd.	178,200	381,675
Papillon Resources Ltd. *	108,084	178,426
Regis Resources Ltd.	60,500	100,722
Sandfire Resources NL *	33,517	198,749
Saracen Mineral Holdings Ltd. *	155,099	55,850
Sirius Resources NL *	41,462	146,974
Sundance Resources Ltd. *	1,199,090	95,328
Syrah Resources Ltd. *	27,250	128,709
Tiger Resources Ltd. *(a)	332,470	93,288
Western Areas Ltd.	51,680	237,331

		2,498,687

Media 0.2%
APN News & Media Ltd. *	148,883	103,045
Nine Entertainment Co. Holdings Ltd. *	121,000	233,133
Southern Cross Media Group Ltd.	152,410	152,527

See financial notes 19

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
STW Communications Group Ltd.	58,836	71,538
Village Roadshow Ltd.	27,250	189,623

		749,866

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	108,034	79,825
Mesoblast Ltd. *(c)	51,572	242,623
Sirtex Medical Ltd.	9,819	200,205

		522,653

Real Estate 0.6%
Abacus Property Group	121,295	306,307
Aveo Group	102,746	221,026
BWP Trust	167,794	414,316
Charter Hall Group	79,952	338,001
Charter Hall Retail REIT	69,413	257,740
Cromwell Property Group	327,020	307,391
Investa Office Fund	123,148	422,712

		2,267,493

Retailing 0.5%
Automotive Holdings Group Ltd.	94,789	358,171
Breville Group Ltd.	23,577	160,315
JB Hi-Fi Ltd.	24,476	386,195
Myer Holdings Ltd.	181,067	409,832
Pacific Brands Ltd.	328,480	162,830
Premier Investments Ltd.	28,258	255,046
Super Retail Group Ltd.	35,320	312,179
The Reject Shop Ltd. (c)	7,062	63,805
Wotif.com Holdings Ltd.	24,415	75,357

		2,183,730

Software & Services 0.3%
carsales.com Ltd.	56,281	585,878
Iress Ltd.	39,344	377,920
SMS Management & Technology Ltd.	26,160	104,476
UXC Ltd.	75,634	60,837

		1,129,111

Telecommunication Services 0.1%
Amcom Telecommunications Ltd.	25,274	46,450
iiNET Ltd.	26,160	188,889
M2 Group Ltd. (c)	36,816	253,778

		489,117

Transportation 0.2%
Mermaid Marine Australia Ltd.	63,009	136,134
Qube Holdings Ltd.	121,000	273,874
Virgin Australia Holdings Ltd. *	566,241	219,786
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		629,794

Utilities 0.3%
DUET Group	274,700	626,902
Energy World Corp. Ltd. *	325,065	112,492
Spark Infrastructure Group	325,065	598,945

		1,338,339

		21,558,989

Austria 0.7%

Capital Goods 0.1%
Wienerberger AG	30,544	457,847
Zumtobel AG	5,639	117,877

		575,724

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	3,066	323,083

Materials 0.1%
Mayr Melnhof Karton AG	1,463	171,046
RHI AG	6,122	183,938

		354,984

Real Estate 0.3%
Atrium European Real Estate Ltd. *	60,820	333,267
CA Immobilien Anlagen AG *	17,358	359,650
Conwert Immobilien Invest SE *	18,234	227,881
S IMMO AG *	14,124	108,927

		1,029,725

Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG	1,960	57,185

Transportation 0.1%
Flughafen Wien AG	1,048	94,159
Oesterreichische Post AG	10,084	473,260

		567,419

Utilities 0.0%
EVN AG	7,491	101,632

		3,009,752

Belgium 1.5%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,834	92,294

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	6,630	804,226
Gimv N.V.	3,267	160,061
KBC Ancora *	3,736	122,780
RHJ International S.A. *	46,492	237,608
Sofina S.A.	4,889	558,459

		1,883,134

Energy 0.0%
Euronav S.A. *	7,892	96,407

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	41,141	118,624
Arseus N.V.	6,050	330,198

		448,822

Materials 0.1%
NV Bekaert S.A.	7,212	268,650
Tessenderlo Chemie N.V. *	9,896	297,133

		565,783

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ThromboGenics N.V. *(c)	7,840	85,919

Real Estate 0.3%
Befimmo S.A.	5,112	414,045
Cofinimmo	3,668	453,774
Warehouses De Pauw S.C.A.	2,220	167,409

		1,035,228

Retailing 0.1%
D’Ieteren S.A. N.V.	9,865	410,551

20 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	5,812	267,179

Technology Hardware & Equipment 0.1%
Barco N.V.	2,382	169,240
EVS Broadcast Equipment S.A.	4,176	180,751

		349,991

Telecommunication Services 0.0%
Mobistar S.A. *	5,929	117,497

Transportation 0.1%
bpost S.A.	22,836	563,842

Utilities 0.1%
Elia System Operator S.A. N.V.	5,490	268,503

		6,185,150

Canada 18.1%

Automobiles & Components 0.2%
Linamar Corp.	13,166	761,741
Martinrea International, Inc.	6,231	82,084

		843,825

Banks 0.6%
Canadian Western Bank	15,577	584,021
Genworth MI Canada, Inc.	14,927	529,790
Home Capital Group, Inc.	19,549	977,134
Laurentian Bank of Canada	4,739	217,432

		2,308,377

Capital Goods 0.9%
Aecon Group, Inc.	15,577	237,801
ATS Automation Tooling Systems, Inc. *	25,305	310,962
CAE, Inc.	66,746	826,980
MacDonald, Dettwiler & Associates Ltd.	9,341	714,902
Russel Metals, Inc.	15,577	523,852
Toromont Industries Ltd.	18,695	468,603
Westport Innovations, Inc. *	14,124	203,771
WSP Global, Inc.	8,470	284,845

		3,571,716

Commercial & Professional Services 0.6%
Black Diamond Group Ltd.	3,630	100,459
Progressive Waste Solutions Ltd.	30,421	788,324
Ritchie Bros. Auctioneers, Inc.	25,946	617,824
Stantec, Inc.	12,643	863,652
Transcontinental, Inc., Class A	14,124	196,740

		2,566,999

Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	7,216	244,469
Gildan Activewear, Inc.	28,258	1,623,972

		1,868,441

Consumer Services 0.1%
Great Canadian Gaming Corp. *	11,770	214,296

Diversified Financials 0.7%
AGF Management Ltd., Class B	15,577	178,638
Canaccord Genuity Group, Inc.	14,992	166,677
Dundee Corp., Class A *	13,579	236,592
Element Financial Corp. *	41,503	539,855
GMP Capital, Inc.	7,632	58,537
Onex Corp.	23,510	1,372,130
TMX Group Ltd.	7,282	366,668

		2,919,097

Energy 6.3%
Advantage Oil & Gas Ltd. *	46,768	289,727
AltaGas Ltd.	28,258	1,369,982
Athabasca Oil Corp. *	89,829	655,861
Bankers Petroleum Ltd. *	74,309	452,122
Baytex Energy Corp.	33,120	1,484,484
Bellatrix Exploration Ltd. *	27,206	211,177
Birchcliff Energy Ltd. *	28,258	330,838
BlackPearl Resources, Inc. *	84,784	174,297
Bonavista Energy Corp.	42,392	579,165
Bonterra Energy Corp.	5,002	303,601
Calfrac Well Services Ltd.	19,622	371,005
Canadian Energy Services & Technology Corp.	27,234	271,650
Crew Energy, Inc. *	28,566	293,626
Denison Mines Corp. *	141,310	191,496
Enerflex Ltd.	15,577	301,273
Enerplus Corp.	42,392	972,700
Ensign Energy Services, Inc.	32,472	488,240
Gibson Energy, Inc.	28,258	949,531
Gran Tierra Energy, Inc. *	49,279	331,177
Kelt Exploration Ltd. *	24,200	304,745
Keyera Corp.	18,703	1,649,347
Legacy Oil & Gas, Inc. *	30,421	219,586
Lightstream Resources Ltd.	51,873	300,311
Mullen Group Ltd.	15,577	416,727
NuVista Energy Ltd. *	31,164	334,695
Paramount Resources Ltd., A Shares *	12,893	716,707
Parkland Fuel Corp.	14,992	285,674
Pason Systems, Inc.	15,577	497,574
Pengrowth Energy Corp.	130,810	835,689
Peyto Exploration & Development Corp.	28,258	1,003,716
Precision Drilling Corp.	70,650	902,705
Savanna Energy Services Corp.	26,779	194,285
Secure Energy Services, Inc.	21,138	522,434
ShawCor Ltd.	14,534	789,572
Tourmaline Oil Corp. *	40,975	2,080,197
Trican Well Service Ltd.	39,711	575,118
Trilogy Energy Corp.	17,030	453,401
Trinidad Drilling Ltd.	38,580	355,658
Veresen, Inc.	42,392	727,669
Vermilion Energy, Inc.	21,684	1,413,883
Whitecap Resources, Inc.	43,560	739,285

		25,340,930

Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	10,793	752,102
The Jean Coutu Group PJC, Inc., A Shares	22,613	470,292
The North West Co., Inc.	3,270	74,278

		1,296,672

Food, Beverage & Tobacco 0.2%
Cott Corp.	31,164	233,856
Maple Leaf Foods, Inc.	22,829	426,169

		660,025

See financial notes 21

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Extendicare, Inc.	31,164	246,497

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	23,540	1,018,638

Materials 3.2%
Alamos Gold, Inc.	32,254	297,340
Argonaut Gold, Inc. *	27,955	114,681
AuRico Gold, Inc.	69,788	318,461
B2Gold Corp. *	138,612	357,791
Canexus Corp.	40,976	202,094
Canfor Corp. *	25,997	604,420
Capstone Mining Corp. *	79,564	198,772
CCL Industries, Inc., Class B	9,448	987,173
Centerra Gold, Inc.	30,250	182,936
China Gold International Resources Corp. Ltd. *	64,825	184,062
Continental Gold Ltd. *	19,296	62,260
Detour Gold Corp. *	35,816	452,013
Dominion Diamond Corp. *	15,577	211,523
Dundee Precious Metals, Inc. *	30,421	156,767
Endeavour Silver Corp. *	14,124	78,904
First Majestic Silver Corp. *	28,258	290,200
HudBay Minerals, Inc.	48,804	494,901
IAMGOLD Corp. *	86,126	346,965
Imperial Metals Corp. *	15,264	126,643
Lundin Mining Corp. *	122,136	655,295
Major Drilling Group International, Inc.	29,711	223,500
Methanex Corp.	23,794	1,594,675
Nevsun Resources Ltd.	42,392	175,860
New Gold, Inc. *	106,420	689,682
Novagold Resources, Inc. *	70,650	279,409
OceanaGold Corp. *	59,432	163,270
Pan American Silver Corp.	38,238	549,908
Pretium Resources, Inc. *	14,124	105,206
SEMAFO, Inc. *	50,678	226,118
Sherritt International Corp.	64,771	254,964
Silver Standard Resources, Inc. *	15,577	146,615
Stella-Jones, Inc.	7,332	201,693
Tahoe Resources, Inc. *	23,033	591,140
Taseko Mines Ltd. *	46,768	102,612
Thompson Creek Metals Co., Inc. *	33,222	95,861
Torex Gold Resources, Inc. *	148,243	241,890
West Fraser Timber Co., Ltd.	16,490	836,851

		12,802,455

Media 0.7%
Aimia, Inc.	45,957	730,821
Cineplex, Inc.	14,124	533,320
Cogeco Cable, Inc.	4,087	236,234
Corus Entertainment, Inc., B Shares	14,124	318,352
Imax Corp. *	14,834	411,619
Quebecor, Inc., Class B	23,130	591,497
Torstar Corp., Class B	14,834	108,306

		2,930,149

Real Estate 1.2%
Allied Properties Real Estate Investment Trust	3,920	129,010
Artis Real Estate Investment Trust	16,232	238,224
Boardwalk Real Estate Investment Trust	4,133	262,363
Calloway Real Estate Investment Trust	16,578	407,592
Canadian Apartment Properties Real Estate Investment Trust	15,577	341,768
Canadian Real Estate Investment Trust	11,052	492,819
Chartwell Retirement Residences	34,549	357,035
Cominar Real Estate Investment Trust	14,644	260,683
Dream Office Real Estate Investment Trust	14,266	382,312
Dream Unlimited Corp., Class A *	15,577	196,157
First Capital Realty, Inc.	23,806	423,998
FirstService Corp.	4,536	249,851
Granite Real Estate Investment Trust	4,840	181,018
H&R Real Estate Investment Trust	30,452	649,324
InnVest Real Estate Investment Trust	13,080	69,093
Morguard Real Estate Investment Trust	8,801	156,183

		4,797,430

Retailing 0.5%
Dollarama, Inc.	14,293	1,219,731
Hudson’s Bay Co.	15,936	241,225
RONA, Inc.	28,258	372,258

		1,833,214

Software & Services 0.7%
Constellation Software, Inc.	3,244	805,894
DH Corp.	15,514	465,098
Open Text Corp.	28,258	1,591,149

		2,862,141

Technology Hardware & Equipment 0.1%
Avigilon Corp. *	6,259	107,034
Celestica, Inc. *	32,254	355,619
Wi-Lan, Inc.	27,225	105,662

		568,315

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	11,709	333,325

Transportation 0.2%
TransForce, Inc.	15,577	401,936
Westshore Terminals Investment Corp.	11,411	380,490

		782,426

Utilities 0.7%
Algonquin Power & Utilities Corp.	37,571	313,453
Atco Ltd., Class I	21,738	937,655
Atlantic Power Corp.	15,534	61,434
Capital Power Corp.	14,124	365,876
Emera, Inc.	14,749	467,454
Innergex Renewable Energy, Inc.	14,124	139,189
Just Energy Group, Inc.	21,176	126,109
Northland Power, Inc.	14,124	235,671
Superior Plus Corp.	28,258	386,586

		3,033,427

		72,798,395

Denmark 1.3%

Banks 0.4%
Jyske Bank A/S *	18,637	1,018,199

22 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sydbank A/S *	18,960	584,298

		1,602,497

Capital Goods 0.1%
NKT Holding A/S	6,431	379,772

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	7,062	81,159

Food, Beverage & Tobacco 0.0%
Royal UNIBREW *	1,040	184,982

Health Care Equipment & Services 0.3%
GN Store Nord A/S	44,961	1,024,677

Insurance 0.2%
Topdanmark A/S *	23,665	731,804

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	2,189	292,594
Bavarian Nordic A/S *	3,929	77,804
Genmab A/S *	10,507	420,399

		790,797

Retailing 0.0%
Matas A/S	8,446	200,850

Software & Services 0.1%
SimCorp A/S	11,308	333,888

		5,330,426

Finland 1.9%

Capital Goods 0.5%
Cargotec Oyj, B Shares	10,912	396,559
Cramo Oyj	3,957	70,990
Konecranes Oyj	13,280	422,442
Outotec Oyj (c)	45,195	408,679
Ramirent Oyj	17,043	152,205
Uponor Oyj	14,124	217,854
YIT Oyj	30,936	284,835

		1,953,564

Commercial & Professional Services 0.1%
Caverion Corp.	30,936	249,791
Lassila & Tikanoja Oyj	13,079	235,502

		485,293

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	30,590	612,456

Food, Beverage & Tobacco 0.0%
Raisio plc, V Shares	19,620	99,239

Materials 0.4%
Huhtamaki Oyj	25,626	688,593
Kemira Oyj	21,643	302,472
Metsa Board Oyj	64,580	296,026
Outokumpu Oyj *	46,259	358,282

		1,645,373

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Orion Oyj, Class B	17,722	696,801

Real Estate 0.1%
Citycon Oyj	62,941	232,137
Sponda Oyj	50,067	262,474

		494,611

Retailing 0.0%
Stockmann Oyj Abp, B Shares	7,422	94,194

Software & Services 0.1%
Tieto Oyj	16,457	448,717

Telecommunication Services 0.3%
Elisa Oyj	39,240	1,070,953

Transportation 0.0%
Finnair Oyj *	28,258	94,170

		7,695,371

France 3.2%

Automobiles & Components 0.2%
Burelle S.A.	60	50,580
Faurecia	12,003	404,903
Plastic Omnium S.A.	11,770	311,232

		766,715

Capital Goods 0.2%
Mersen	4,911	135,844
Nexans S.A. *	8,634	364,609
Saft Groupe S.A.	7,232	265,204
Tarkett S.A.	2,115	65,468

		831,125

Commercial & Professional Services 0.2%
Derichebourg S.A.	13,252	39,100
Teleperformance	14,189	923,087

		962,187

Consumer Durables & Apparel 0.0%
Beneteau S.A. *	3,951	67,447

Energy 0.2%
Bourbon S.A.	13,929	398,136
Etablissements Maurel et Prom *	18,207	284,910
MPI	26,687	150,451

		833,497

Food & Staples Retailing 0.1%
Rallye S.A.	7,325	350,723

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	3,920	110,859
Vilmorin & Cie S.A.	1,430	162,667

		273,526

Health Care Equipment & Services 0.3%
Korian-Medica	11,950	419,013
Orpea	9,865	652,178

		1,071,191

Materials 0.1%
Eramet *	1,815	199,912
Vicat	4,500	328,022

		527,934

Media 0.5%
Havas S.A.	74,160	607,787
IPSOS	9,224	276,166
Metropole Television S.A.	15,171	287,559
Societe d’Edition de Canal	33,438	261,625
Solocal Group *	107,448	84,918
Technicolor S.A. - Reg’d *	59,221	455,633

		1,973,688

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Eurofins Scientific SE	1,560	444,152

See financial notes 23

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Virbac S.A.	1,598	319,522

		763,674

Real Estate 0.2%
Mercialys S.A.	14,124	350,688
Nexity S.A.	8,924	365,630

		716,318

Retailing 0.0%
Groupe Fnac *	1,864	82,914

Semiconductors & Semiconductor Equipment 0.0%
SOITEC *	31,604	84,507

Software & Services 0.4%
Alten S.A.	8,180	368,172
Altran Technologies S.A.	40,037	417,200
Bull *	11,423	73,727
GameLoft SE *	13,080	83,388
Groupe Steria S.C.A.	9,079	217,651
Sopra Group S.A.	563	53,587
UBISOFT Entertainment *	26,996	449,112

		1,662,837

Technology Hardware & Equipment 0.4%
Ingenico	9,150	881,270
Neopost S.A.	7,905	529,266

		1,410,536

Utilities 0.1%
ALBIOMA	2,112	53,691
Rubis S.C.A.	8,723	527,503

		581,194

		12,960,013

Germany 4.4%

Automobiles & Components 0.2%
ElringKlinger AG	8,503	288,404
Leoni AG	9,123	563,649

		852,053

Banks 0.2%
Aareal Bank AG	12,880	577,761

Capital Goods 1.2%
Bauer AG *	1,181	22,868
BayWa AG	4,216	199,031
Deutz AG	32,951	194,880
DMG MORI SEIKI AG	17,672	508,964
Duerr AG	3,270	252,534
Heidelberger Druckmaschinen AG *	31,345	97,810
Indus Holding AG	726	38,055
KION Group AG	6,050	248,356
Kloeckner & Co. SE *	23,633	324,057
Krones AG	3,345	307,057
KUKA AG	10,102	609,697
Nordex SE *	14,715	266,511
Norma Group SE	7,840	377,498
Pfeiffer Vacuum Technology AG	3,432	310,115
Rational AG	1,312	410,872
Rheinmetall AG	3,722	201,767
SGL Carbon SE *(c)	10,593	310,805

		4,680,877

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	6,597	298,226

Diversified Financials 0.1%
Aurelius AG	3,270	123,833
Deutsche Beteiligungs AG	2,740	78,318
Grenkeleasing AG	1,300	130,191

		332,342

Energy 0.0%
C.A.T. oil AG	3,002	64,415

Food, Beverage & Tobacco 0.0%
KWS Saat AG	411	146,332

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	2,797	85,474
Rhoen Klinikum AG	17,650	553,781

		639,255

Materials 0.3%
Aurubis AG	13,539	666,798
Salzgitter AG	9,680	362,369

		1,029,167

Media 0.0%
CTS Eventim AG & Co., KGaA	5,594	156,063

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	5,393	390,701
MorphoSys AG *	7,144	660,682
Stada Arzneimittel AG	16,305	652,255

		1,703,638

Real Estate 0.8%
alstria Office REIT-AG *	18,974	254,299
Deutsche Euroshop AG	13,280	630,252
DIC Asset AG	14,124	127,308
GAGFAH S.A. *	43,560	854,921
LEG Immobilien AG *	9,680	721,933
Patrizia Immobilien AG *	8,516	109,903
TAG Immobilien AG	31,390	363,274

		3,061,890

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	22,686	298,372
Dialog Semiconductor plc *	17,753	524,626
SMA Solar Technology AG *	1,651	53,062

		876,060

Software & Services 0.3%
Bechtle AG	3,488	276,950
Wirecard AG	27,898	1,044,908

		1,321,858

Technology Hardware & Equipment 0.1%
Jenoptik AG	10,851	143,573
Wincor Nixdorf AG	7,873	420,101

		563,674

Telecommunication Services 0.3%
Drillisch AG	8,720	334,127
Freenet AG	30,542	818,277
QSC AG	7,192	22,850

		1,175,254

24 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Transportation 0.0%
Hamburger Hafen und Logistik AG	3,920	95,033

		17,573,898

Greece 0.8%

Capital Goods 0.1%
Ellaktor S.A. *	23,370	107,125
Metka S.A.	5,700	85,817

		192,942

Consumer Services 0.2%
Intralot S.A. Integrated Lottery Systems & Services *	19,200	44,764
OPAP S.A.	44,577	709,886

		754,650

Diversified Financials 0.1%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding *	13,680	127,937
Marfin Investment Group Holdings S.A. *	171,000	89,871

		217,808

Energy 0.0%
Motor Oil Hellas Corinth Refineries S.A.	10,005	107,933

Materials 0.1%
Mytilineos Holdings S.A. *	19,651	159,965
Titan Cement Co. S.A.	10,048	268,675

		428,640

Real Estate 0.0%
Eurobank Properties Real Estate Investment Co.	9,800	119,275

Retailing 0.2%
FF Group *	11,800	489,603
JUMBO S.A. *	23,600	348,163

		837,766

Utilities 0.1%
Public Power Corp. S.A. *	22,470	327,052
The Athens Water Supply & Sewage Co. S.A.	6,118	76,074

		403,126

		3,062,140

Hong Kong 2.0%

Automobiles & Components 0.1%
Minth Group Ltd.	156,000	332,123
Nexteer Automotive Group Ltd.	108,000	92,808
Xinchen China Power Holdings Ltd. *	179,000	98,852

		523,783

Capital Goods 0.1%
FDG Electric Vehicles Ltd. *(a)	1,520,000	107,869
Louis XIII Holdings Ltd. *	68,000	50,451
Singamas Container Holdings Ltd.	548,000	108,184
Summit Ascent Holdings Ltd. *	144,000	88,070

		354,574

Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd.	174,000	86,437
Lung Cheong International Holdings Ltd. *	678,000	96,230
Man Wah Holdings Ltd.	96,800	155,377
Pacific Textiles Holdings Ltd.	130,000	155,661
Stella International Holdings Ltd.	68,500	188,261

		681,966

Consumer Services 0.1%
NagaCorp Ltd.	269,343	210,257
Regal Hotels International Holdings Ltd.	64,000	38,565
REXLot Holdings Ltd. (c)	2,000,000	229,673

		478,495

Diversified Financials 0.1%
Value Partners Group Ltd.	274,000	211,771

Energy 0.1%
Anton Oilfield Services Group (c)	260,041	111,732
Honghua Group Ltd. (c)	521,677	138,663
Newocean Energy Holdings Ltd. (c)	160,626	91,814
Sino Oil & Gas Holdings Ltd. *	4,925,000	152,513
SPT Energy Group, Inc. (c)	144,000	73,206
Sunshine Oilsands Ltd. *	308,500	36,223

		604,151

Food, Beverage & Tobacco 0.1%
Vitasoy International Holdings Ltd.	242,000	305,382

Materials 0.2%
G-Resources Group Ltd. *	7,890,000	212,771
TCC International Holdings Ltd.	420,000	186,422
Yingde Gases Group Co., Ltd.	205,500	219,815

		619,008

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
The United Laboratories International Holdings Ltd. *	202,000	155,342

Real Estate 0.3%
COFCO Land Holdings Ltd. *	588,000	147,946
Fortune Real Estate Investment Trust	62,000	57,999
K Wah International Holdings Ltd.	274,000	179,246
Lai Sun Development Co., Ltd. *	3,081,000	80,303
Liu Chong Hing Investment Ltd.	24,000	31,586
Midland Holdings Ltd. *(c)	260,000	128,488
Sunlight Real Estate Investment Trust	274,000	114,901
Yuexiu Real Estate Investment Trust	548,000	282,833

		1,023,302

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	74,000	185,808
Emperor Watch & Jewellery Ltd.	1,560,000	93,598
Giordano International Ltd.	274,000	162,629
Luk Fook Holdings International Ltd.	80,000	250,834
New World Department Store China Ltd.	274,000	117,376
Springland International Holdings Ltd.	242,000	95,237

		905,482

Semiconductors & Semiconductor Equipment 0.1%
Landing International Development Ltd. *	1,815,000	111,240
United Photovoltaics Group Ltd. *	538,000	64,558

See financial notes 25

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Varitronix International Ltd.	153,000	133,453

		309,251

Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd.	274,000	158,740
TCL Communication Technology Holdings Ltd.	185,000	229,396
Truly International Holdings Ltd.	390,000	211,854

		599,990

Telecommunication Services 0.2%
APT Satellite Holdings Ltd.	39,000	57,367
Citic 21CN Co., Ltd. *	496,000	390,392
CITIC Telecom International Holdings Ltd.	189,000	75,842
SmarTone Telecommunications Holding Ltd.	137,000	202,226

		725,827

Transportation 0.1%
Pacific Basin Shipping Ltd.	708,000	434,841
SITC International Holdings Co., Ltd.	186,000	83,278

		518,119

		8,016,443

Ireland 0.6%

Capital Goods 0.2%
Kingspan Group plc	48,041	838,139

Consumer Services 0.1%
Paddy Power plc	7,840	502,401

Food, Beverage & Tobacco 0.3%
C&C Group plc	92,540	526,581
Glanbia plc	32,670	499,182

		1,025,763

Transportation 0.0%
Aer Lingus Group plc	56,526	100,888

		2,467,191

Israel 0.4%

Capital Goods 0.0%
Discount Investment Corp. - Reg’d *	10,900	89,744

Food & Staples Retailing 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	3,270	162,840

Health Care Equipment & Services 0.0%
Mazor Robotics Ltd. *	16,350	111,752

Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	13,080	148,087

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Evogene Ltd. *	6,540	85,077
Kamada Ltd. *	4,656	31,993

		117,070

Real Estate 0.1%
Africa Israel Investments Ltd. *	34,880	57,671
Africa Israel Properties Ltd. *	3,969	70,128
Alony Hetz Properties & Investments Ltd.	16,350	122,199
Jerusalem Economy Ltd.	8,412	70,933
Jerusalem Oil Exploration *	2,420	103,896
Nitsba Holdings 1995 Ltd. *	6,050	99,302

		524,129

Semiconductors & Semiconductor Equipment 0.1%
Nova Measuring Instruments Ltd. *	14,124	156,898

Software & Services 0.0%
Allot Communications Ltd. *	7,062	73,501

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	8,447	46,089
Gilat Satellite Networks Ltd. *	10,009	47,543
Ituran Location and Control Ltd.	5,639	122,660

		216,292

		1,600,313

Italy 3.6%

Automobiles & Components 0.1%
Brembo S.p.A.	4,346	154,391
Piaggio & C S.p.A. *(c)	49,454	150,085

		304,476

Banks 1.1%
Banca Carige S.p.A. *	1,209,904	193,155
Banca Monte dei Paschi di Siena S.p.A. *	929,955	1,393,978
Banca Popolare dell’Emilia Romagna SC *	93,775	788,678
Banca Popolare di Milano Scarl *	1,028,500	820,295
Banca Popolare di Sondrio Scarl	109,429	499,301
Credito Emiliano S.p.A.	32,264	298,762
Credito Valtellinese Scarl *	295,281	341,299

		4,335,468

Capital Goods 0.2%
C.I.R. - Compagnie Industriali Riunite S.p.A *	48,612	70,691
Danieli & C Officine Meccaniche S.p.A.	17,734	386,595
Industria Macchine Automatiche S.p.A.	1,311	49,785
Interpump Group S.p.A.	19,620	262,570
Trevi Finanziaria Industriale S.p.A.	5,857	41,892

		811,533

Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	3,920	98,105
De’Longhi S.p.A.	7,062	150,600
Indesit Co. S.p.A. *	3,829	54,723
Moncler S.p.A.	21,780	342,255
Safilo Group S.p.A. *(c)	3,435	71,398
Tod’s S.p.A. (c)	4,042	448,824

		1,165,905

Consumer Services 0.1%
Autogrill S.p.A. *	24,200	203,530

Diversified Financials 0.3%
Azimut Holding S.p.A.	27,810	725,667
Banca Generali S.p.A.	18,787	511,752

		1,237,419

Energy 0.1%
ERG S.p.A.	19,704	276,671

26 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Saras S.p.A. *	78,480	93,967

		370,638

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	9,865	389,955
Sorin S.p.A. *	155,824	394,083

		784,038

Insurance 0.4%
Societa Cattolica di Assicurazioni Scarl	11,949	260,956
Unipol Gruppo Finanziario S.p.A.	59,591	325,747
UnipolSai S.p.A	233,187	734,098
UnipolSai S.p.A. RSP	84,700	258,166

		1,578,967

Materials 0.1%
Cementir Holding S.p.A.	9,538	64,827
Italcementi S.p.A.	38,312	277,555
Italmobiliare S.p.A.	4,079	100,419

		442,801

Media 0.0%
Gruppo Editoriale L’Espresso S.p.A. *	20,778	32,459
RCS MediaGroup S.p.A. *	40,717	62,643

		95,102

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	30,554	499,047

Real Estate 0.0%
Beni Stabili S.p.A. (c)	226,325	184,235

Retailing 0.1%
World Duty Free S.p.A. *	16,799	193,175
Yoox S.p.A. *	11,338	293,461

		486,636

Technology Hardware & Equipment 0.0%
Ei Towers S.p.A. *	1,404	74,066

Transportation 0.1%
Ansaldo STS S.p.A.	48,456	513,163
ASTM S.p.A.	4,986	68,171
Societa Iniziative Autostradali e Servizi S.p.A.	7,260	82,002

		663,336

Utilities 0.4%
A2A S.p.A.	355,196	389,965
ACEA S.p.A.	26,160	355,606
Hera S.p.A.	196,650	553,801
Iren S.p.A.	129,549	183,440

		1,482,812

		14,720,009

Japan 15.1%

Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd.	27,400	121,854
Daido Metal Co., Ltd.	10,000	127,064
HI-LEX Corp.	4,300	115,525
Keihin Corp.	13,700	193,727
Mitsuba Corp.	6,300	104,186
Musashi Seimitsu Industry Co., Ltd.	11,100	251,202
Nifco, Inc.	13,700	463,546
Nippon Seiki Co., Ltd.	8,000	178,505
Nissin Kogyo Co., Ltd.	17,400	314,552
Pacific Industrial Co., Ltd.	12,100	90,850
Press Kogyo Co., Ltd.	28,000	112,393
Sanden Corp.	13,000	79,087
Showa Corp.	13,700	153,900
Toyo Tire & Rubber Co., Ltd.	13,600	222,423
TPR Co., Ltd.	9,600	251,817
Unipres Corp.	8,000	158,252

		2,938,883

Banks 0.9%
Ashikaga Holdings Co., Ltd.	24,400	97,003
Bank of the Ryukyus Ltd.	13,700	221,948
FIDEA Holdings Co., Ltd.	90,200	190,151
Jimoto Holdings, Inc.	45,100	93,773
The Bank of Iwate Ltd.	3,200	149,704
The Bank of Nagoya Ltd.	27,000	106,820
The Bank of Okinawa Ltd.	3,200	135,381
The Chiba Kogyo Bank Ltd.	18,900	139,724
The Fukui Bank Ltd.	124,000	293,632
The Kiyo Bank Ltd.	24,800	358,088
The Miyazaki Bank Ltd.	45,000	144,246
The Ogaki Kyoritsu Bank Ltd.	59,000	163,566
The Oita Bank Ltd.	48,000	180,661
The Toho Bank Ltd.	98,000	349,040
The Tokyo Tomin Bank Ltd. (c)	24,200	284,898
The Towa Bank Ltd.	189,000	178,293
The Yachiyo Bank Ltd.	4,700	149,074
The Yamagata Bank Ltd.	22,000	103,980
TOMONY Holdings, Inc.	48,400	204,530
Tsukuba Bank Ltd.	32,800	118,716

		3,663,228

Capital Goods 3.9%
Aica Kogyo Co., Ltd.	18,600	445,104
Aida Engineering Ltd.	13,700	131,085
Asahi Diamond Industrial Co., Ltd.	13,000	182,702
Central Glass Co., Ltd.	93,000	346,450
CKD Corp.	6,900	65,423
Daifuku Co., Ltd.	15,100	179,220
Daihen Corp.	10,000	40,429
Denyo Co., Ltd.	13,700	197,683
Fudo Tetra Corp.	36,300	87,007
Fuji Machine Manufacturing Co., Ltd.	24,200	230,620
Fujitec Co., Ltd.	12,100	141,750
Furukawa Co., Ltd.	35,000	80,859
Futaba Corp.	13,000	200,472
Hanwa Co., Ltd.	91,000	359,147
Hazama Ando Corp.	42,100	310,831
Hibiya Engineering Ltd.	6,300	98,183
Hitachi Zosen Corp.	68,500	336,285
Inaba Denki Sangyo Co., Ltd.	12,600	431,785
Iwatani Corp.	32,000	250,123
Kanamoto Co., Ltd.	11,200	512,105
Kanematsu Corp.	76,000	127,295
Kato Works Co., Ltd.	6,000	43,375
Kitz Corp.	41,100	219,970
Komori Corp.	13,000	151,042
Kumagai Gumi Co., Ltd. *	48,000	170,958
Kyowa Exeo Corp.	31,800	434,367
Kyudenko Corp.	8,000	93,257
Maeda Corp.	32,000	292,323
Makino Milling Machine Co., Ltd.	14,000	104,038

See financial notes 27

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Meidensha Corp.	44,000	177,042
Mirait Holdings Corp.	27,400	312,548
Miura Co., Ltd.	12,600	435,424
MonotaRO Co., Ltd.	4,800	133,902
Nachi-Fujikoshi Corp.	26,000	173,192
Namura Shipbuilding Co., Ltd.	8,100	75,398
Nichias Corp.	19,000	126,929
Nihon Trim Co., Ltd.	1,000	31,044
Nippon Densetsu Kogyo Co., Ltd.	8,300	139,179
Nippon Steel & Sumikin Bussan Corp.	23,000	90,109
Nishimatsu Construction Co., Ltd.	75,000	400,683
Nishio Rent All Co., Ltd.	2,000	91,640
Nitto Boseki Co., Ltd.	67,000	277,971
Nitto Kogyo Corp.	12,100	250,305
Noritz Corp.	17,700	304,811
Obara Group, Inc.	2,000	76,238
Oiles Corp.	12,800	324,297
Okabe Co., Ltd.	13,700	164,186
Okumura Corp.	96,000	561,852
OSG Corp.	13,000	222,121
Penta-Ocean Construction Co., Ltd.	68,500	251,884
Raito Kogyo Co., Ltd.	8,400	75,360
Ryobi Ltd.	21,000	62,665
Sankyo Tateyama, Inc.	8,500	164,461
Sanwa Holdings Corp.	45,000	329,643
Shima Seiki Manufacturing Ltd.	13,000	209,857
Shinmaywa Industries Ltd.	13,000	127,766
SHO-BOND Holdings Co., Ltd.	5,100	212,081
Showa Aircraft Industry Co., Ltd.	5,000	53,761
Sintokogio Ltd.	33,400	223,771
Sodick Co., Ltd.	28,100	459,565
Star Micronics Co., Ltd.	13,700	193,199
Sumitomo Densetsu Co., Ltd.	2,800	39,109
Sumitomo Mitsui Construction Co., Ltd. *	158,400	193,645
Tadano Ltd.	25,000	450,017
Taikisha Ltd.	13,700	325,340
Takasago Thermal Engineering Co., Ltd.	27,400	346,044
Takuma Co., Ltd.	10,000	63,917
Tekken Corp.	23,000	109,371
The Nippon Road Co., Ltd.	6,000	33,787
Toa Corp.	16,000	29,725
Tokyu Construction Co., Ltd.	20,900	107,633
Totetsu Kogyo Co., Ltd.	13,000	322,607
Tsubakimoto Chain Co.	35,000	298,503
Tsugami Corp.	5,000	26,520
Wakita & Co., Ltd.	10,000	116,090
YAMABIKO Corp.	1,800	59,171
Yokogawa Bridge Holdings Corp.	7,000	102,623

		15,620,874

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	14,500	260,172
Duskin Co., Ltd.	15,300	271,876
Kokuyo Co., Ltd.	24,200	193,348
Meitec Corp.	10,900	351,495
Mitsubishi Pencil Co., Ltd.	10,700	339,380
Nihon M&A Center, Inc.	4,800	151,783
Nissha Printing Co., Ltd.	6,800	88,367
Okamura Corp.	14,000	114,550
Pilot Corp.	3,200	175,579
Sanix, Inc. *	6,400	54,953

		2,001,503

Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	13,700	218,651
Foster Electric Co., Ltd.	5,500	80,156
Fujibo Holdings, Inc.	22,000	71,367
Fujitsu General Ltd.	7,000	97,435
Gunze Ltd.	101,000	285,835
JVC Kenwood Corp. *	41,100	110,381
Mizuno Corp.	39,000	226,751
Pioneer Corp. *	78,000	242,518
Sangetsu Co., Ltd.	13,000	353,391
Seiko Holdings Corp.	28,000	122,366
Seiren Co., Ltd.	13,000	117,004
Tamron Co., Ltd.	7,800	163,981
Token Corp.	1,300	59,253
Tomy Co., Ltd.	52,000	283,313
TSI Holdings Co., Ltd.	39,000	269,173
Yondoshi Holdings, Inc.	4,600	93,032

		2,794,607

Consumer Services 0.6%
Accordia Golf Co., Ltd.	35,200	421,512
Colowide Co., Ltd. (c)	12,100	158,988
Doutor Nichires Holdings Co., Ltd.	17,400	285,241
Fuji Kyuko Co., Ltd.	4,000	43,048
HIS Co., Ltd.	8,200	245,088
MOS Food Services, Inc.	12,100	258,574
Round One Corp.	17,000	110,786
Saizeriya Co., Ltd.	6,400	87,543
Tokyo Dome Corp.	54,000	250,546
Tokyotokeiba Co., Ltd.	27,000	85,248
Yoshinoya Holdings Co., Ltd. (c)	13,200	163,150
Zensho Holdings Co., Ltd. (c)	24,200	225,962

		2,335,686

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	9,100	364,841
IBJ Leasing Co., Ltd.	13,000	319,478
Ichiyoshi Securities Co., Ltd.	6,300	76,108
J Trust Co., Ltd.	27,000	297,849
Jaccs Co., Ltd.	19,000	110,834
Japan Securities Finance Co., Ltd.	27,400	171,176
kabu.com Securities Co., Ltd.	34,300	162,115
Kyokuto Securities Co., Ltd.	4,400	75,349
Marusan Securities Co., Ltd.	12,800	95,860
Mito Securities Co., Ltd.	16,700	63,980
Monex Group, Inc.	21,100	66,417
Ricoh Leasing Co., Ltd.	3,100	89,671
Toyo Securities Co., Ltd.	9,000	25,730
Zenkoku Hosho Co., Ltd.	17,900	480,044

		2,399,452

Energy 0.2%
Itochu Enex Co., Ltd.	13,700	98,776
Modec, Inc.	3,200	87,512
Nippon Coke & Engineering Co., Ltd.	65,000	71,329
Nippon Gas Co., Ltd.	9,100	274,616
San-Ai Oil Co., Ltd.	15,000	115,079
Shinko Plantech Co., Ltd.	13,700	106,424
Toyo Kanetsu KK	24,000	60,298

		814,034

28 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,900	91,996
Arcs Co., Ltd.	13,000	275,304
Cocokara fine, Inc.	11,000	291,505
Kasumi Co., Ltd.	17,800	144,271
Valor Co., Ltd.	13,000	208,606
Welcia Holdings Co., Ltd.	3,000	88,222
Yaoko Co., Ltd.	1,700	102,277
Yokohama Reito Co., Ltd.	16,900	134,374

		1,336,555

Food, Beverage & Tobacco 0.4%
Fuji Oil Co., Ltd.	26,000	427,973
Fujiya Co., Ltd.	130,000	247,774
Hokuto Corp.	13,700	259,269
Maruha Nichiro Corp.	13,000	202,724
Megmilk Snow Brand Co., Ltd.	13,700	180,144
Morinaga Milk Industry Co., Ltd.	85,000	297,011
Nippon Suisan Kaisha Ltd. *	52,000	151,167

		1,766,062

Health Care Equipment & Services 0.5%
Asahi Intecc Co., Ltd.	2,500	116,956
Jeol Ltd.	7,000	29,850
Mani, Inc.	1,400	78,837
Nagaileben Co., Ltd.	13,700	267,182
Nihon Kohden Corp.	10,300	571,093
Nikkiso Co., Ltd.	5,000	59,393
Ship Healthcare Holdings, Inc.	10,000	319,584
Toho Holdings Co., Ltd.	24,400	473,039

		1,915,934

Household & Personal Products 0.2%
Aderans Co., Ltd.	12,400	183,699
Dr Ci:Labo Co., Ltd.	2,000	70,944
Fancl Corp.	13,000	162,430
Mandom Corp.	9,600	370,563

		787,636

Materials 1.8%
ADEKA Corp.	41,100	549,134
Asahi Holdings, Inc.	13,700	242,389
Daio Paper Corp.	15,000	133,706
Earth Chemical Co., Ltd.	8,700	336,242
Fuji Seal International, Inc.	2,900	97,844
Fujimi, Inc.	13,700	209,552
Fujimori Kogyo Co., Ltd.	1,200	37,080
Hokuetsu Kishu Paper Co., Ltd.	36,300	161,434
Ihara Chemical Industry Co., Ltd.	12,100	114,728
Ishihara Sangyo Kaisha Ltd. *	130,000	115,127
Kureha Corp.	37,000	182,712
Kyoei Steel Ltd.	13,700	254,126
Nihon Nohyaku Co., Ltd.	24,200	254,148
Nihon Parkerizing Co., Ltd.	12,100	278,492
Nippon Light Metal Holdings Co., Ltd.	243,000	388,295
Nippon Soda Co., Ltd.	33,000	174,395
Nippon Yakin Kogyo Co., Ltd. *(c)	31,900	92,428
NOF Corp.	32,000	219,319
Pacific Metals Co., Ltd. *	32,000	135,227
Sanyo Special Steel Co., Ltd.	30,000	123,598
Sumitomo Bakelite Co., Ltd.	40,000	162,872
Sumitomo Seika Chemicals Co., Ltd.	9,000	56,572
Takasago International Corp.	22,000	119,016
Toagosei Co., Ltd.	58,000	242,306
Toho Titanium Co., Ltd. *	12,100	89,336
Toho Zinc Co., Ltd.	30,000	127,641
Tokai Carbon Co., Ltd.	44,000	124,099
Tokuyama Corp.	130,000	430,476
Tokyo Ohka Kogyo Co., Ltd.	13,700	370,837
Tokyo Rope Manufacturing Co., Ltd. *	17,000	29,128
Tokyo Steel Manufacturing Co., Ltd.	27,500	157,771
Topy Industries Ltd.	83,000	160,591
Toyo Ink SC Holdings Co., Ltd.	50,000	234,394
UACJ Corp.	110,000	466,959
Yodogawa Steel Works Ltd.	40,000	172,498

		7,044,472

Media 0.1%
Avex Group Holdings, Inc.	8,400	137,702
Kadokawa Corp.	9,900	257,399
Next Co., Ltd. (c)	6,400	48,793

		443,894

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	5,000	67,141
JCR Pharmaceuticals Co., Ltd.	3,400	82,378
Nichi-iko Pharmaceutical Co., Ltd.	14,500	225,976
Nippon Shinyaku Co., Ltd.	10,000	318,140
Seikagaku Corp.	16,800	306,616
Torii Pharmaceutical Co., Ltd.	1,900	61,727
ZERIA Pharmaceutical Co., Ltd.	4,600	112,648

		1,174,626

Real Estate 0.4%
Daibiru Corp.	13,700	137,283
Daikyo, Inc.	85,000	162,824
Goldcrest Co., Ltd.	1,900	39,011
Heiwa Real Estate Co., Ltd.	13,700	208,892
Jowa Holdings Co., Ltd.	1,900	70,506
Keihanshin Building Co., Ltd.	39,000	206,854
Kenedix, Inc. *	62,000	276,922
Leopalace21 Corp. *	51,800	298,180
Relo Holdings, Inc.	1,200	81,667
Takara Leben Co., Ltd.	27,000	91,746
TOC Co., Ltd.	27,400	186,210

		1,760,095

Retailing 0.7%
AOKI Holdings, Inc.	5,200	62,269
Arcland Sakamoto Co., Ltd.	13,700	317,559
ASKUL Corp. (c)	8,300	199,740
Bic Camera, Inc.	13,700	125,546
DCM Holdings Co., Ltd.	27,400	186,210
EDION Corp.	26,000	164,682
Geo Holdings Corp.	13,000	114,251
Gulliver International Co., Ltd.	20,900	188,711
Jin Co., Ltd. (c)	3,100	89,671
Matsuya Co., Ltd.	13,000	149,415
Nishimatsuya Chain Co., Ltd.	12,100	95,626
The Daiei, Inc. *	51,100	64,438
Tsutsumi Jewelry Co., Ltd.	4,000	97,377
United Arrows Ltd.	10,100	370,419
Xebio Co., Ltd.	13,700	224,718
Yellow Hat Ltd.	9,600	208,846

		2,659,478

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	22,000	183,183

See financial notes 29

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Shindengen Electric Manufacturing Co., Ltd.	9,000	59,258
Tokyo Seimitsu Co., Ltd.	13,700	230,125
Ulvac, Inc. *	13,000	175,319

		647,885

Software & Services 0.6%
Ateam, Inc.	1,000	64,109
Broadleaf Co., Ltd.	5,200	87,947
Dwango Co., Ltd.	3,200	71,186
Fuji Soft, Inc.	13,000	312,220
GMO internet, Inc.	18,300	172,986
GMO Payment Gateway, Inc.	1,500	72,340
Gurunavi, Inc.	6,700	106,158
Ines Corp.	13,000	107,369
Internet Initiative Japan, Inc.	5,900	123,412
IT Holdings Corp.	13,000	240,015
Marvelous, Inc.	6,300	80,293
NET One Systems Co., Ltd.	26,000	162,179
Nihon Unisys Ltd.	21,700	200,530
NSD Co., Ltd.	13,000	203,600
SMS Co., Ltd.	3,500	90,697
Transcosmos, Inc.	13,000	264,167

		2,359,208

Technology Hardware & Equipment 1.1%
Ai Holdings Corp.	13,000	264,042
Amano Corp.	14,100	152,422
Canon Electronics, Inc.	13,700	261,116
Daiwabo Holdings Co., Ltd.	137,000	275,622
Eizo Corp.	3,800	98,763
Enplas Corp.	2,500	141,262
Hitachi Kokusai Electric, Inc.	10,000	154,979
Horiba Ltd.	13,500	507,460
Hosiden Corp.	47,400	258,707
Japan Aviation Electronics Industry Ltd.	8,000	184,281
Japan Cash Machine Co., Ltd. (c)	2,500	50,633
Mitsumi Electric Co., Ltd.	24,200	198,473
Nichicon Corp.	26,900	196,536
Nippon Chemi-Con Corp. *	30,000	88,656
Oki Electric Industry Co., Ltd.	137,000	309,910
Riso Kagaku Corp.	2,600	84,343
Ryosan Co., Ltd.	14,500	319,074
The Nippon Signal Co., Ltd.	24,200	249,256
Topcon Corp.	18,100	423,207
Wacom Co., Ltd.	49,600	223,447

		4,442,189

Transportation 0.4%
Hamakyorex Co., Ltd.	3,100	105,338
Iino Kaiun Kaisha Ltd.	39,900	252,339
Maruzen Showa Unyu Co., Ltd.	31,000	100,861
Nankai Electric Railway Co., Ltd.	130,000	639,457
Nippon Konpo Unyu Soko Co., Ltd.	13,700	242,785
Nissin Corp.	37,000	101,863
Sankyu, Inc.	35,000	175,531
The Sumitomo Warehouse Co., Ltd.	32,000	172,806

		1,790,980

Utilities 0.0%
Saibu Gas Co., Ltd.	53,000	135,198

		60,832,479

Netherlands 1.8%

Capital Goods 0.4%
Aalberts Industries N.V.	23,025	639,781
Arcadis N.V.	15,576	515,790
Grontmij *	10,932	54,416
Koninklijke BAM Groep N.V.	62,812	148,842
Royal Imtech N.V. *(c)	62,327	31,525
TKH Group N.V.	9,280	314,147

		1,704,501

Commercial & Professional Services 0.0%
USG People N.V.	11,474	148,128

Consumer Durables & Apparel 0.0%
TomTom N.V. *	16,927	130,166

Diversified Financials 0.1%
BinckBank N.V.	24,331	266,870

Food, Beverage & Tobacco 0.2%
Corbion N.V.	17,119	287,276
Nutreco N.V.	17,074	658,391

		945,667

Insurance 0.3%
Delta Lloyd N.V.	39,822	961,736

Materials 0.2%
APERAM *	11,160	360,369
Koninklijke Ten Cate N.V.	9,471	234,721

		595,090

Real Estate 0.4%
Eurocommercial Properties N.V.	12,714	626,166
Vastned Retail N.V.	6,609	322,360
Wereldhave N.V.	5,391	497,427

		1,445,953

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	10,225	397,990

Transportation 0.1%
PostNL N.V. *	109,289	548,615

		7,144,716

New Zealand 0.6%

Energy 0.1%
New Zealand Oil & Gas Ltd.	150,337	97,532
Z Energy Ltd.	49,050	163,828

		261,360

Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *	87,200	46,717
Synlait Milk Ltd. *	21,800	62,046

		108,763

Health Care Equipment & Services 0.0%
Metlifecare Ltd.	27,250	106,071

Insurance 0.0%
Tower Ltd.	48,920	80,673

Materials 0.0%
Nuplex Industries Ltd.	65,557	167,377

Real Estate 0.1%
Goodman Property Trust	341,883	321,964

30 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Precinct Properties New Zealand Ltd.	141,310	133,669

		455,633

Retailing 0.1%
Kathmandu Holdings Ltd.	51,309	141,308
Trade Me Group Ltd.	65,155	201,803

		343,111

Telecommunication Services 0.0%
Chorus Ltd.	88,290	129,708

Transportation 0.1%
Freightways Ltd.	42,392	183,110
Mainfreight Ltd.	14,124	178,885

		361,995

Utilities 0.2%
Infratil Ltd.	155,206	313,764
Mighty River Power Ltd.	134,360	271,059

		584,823

		2,599,514

Norway 1.9%

Banks 0.2%
SpareBank 1 SR Bank A.S.A.	24,200	238,976
Sparebanken 1 SMN	43,247	406,062

		645,038

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	43,654	369,248

Diversified Financials 0.0%
Aker A.S.A., A Shares	3,920	144,687

Energy 0.8%
Archer Ltd. *	59,411	102,429
BW LPG Ltd. (e)	11,143	153,692
BW Offshore Ltd.	121,000	168,067
Det Norske Oljeselskap A.S.A. *	24,200	249,749
DNO A.S.A. *	253,136	765,489
Fred. Olsen Energy A.S.A.	7,518	176,838
Kvaerner A.S.A.	27,811	47,949
Petroleum Geo-Services A.S.A.	52,985	400,055
Prosafe SE	44,538	272,108
TGS Nopec Geophysical Co. A.S.A.	24,266	683,527

		3,019,903

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	21,196	135,194
Cermaq A.S.A.	16,055	211,825
Marine Harvest A.S.A.	63,593	863,218

		1,210,237

Insurance 0.1%
Storebrand A.S.A. *	101,370	564,516

Real Estate 0.1%
Norwegian Property A.S.A. *	166,803	267,330

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	45,660	277,189
REC Silicon A.S.A. *	465,536	251,563

		528,752

Software & Services 0.1%
Atea A.S.A.	22,940	279,453
Opera Software A.S.A.	16,538	239,213

		518,666

Transportation 0.1%
Golden Ocean Group Ltd.	67,242	111,032
Norwegian Air Shuttle A.S. *	1,914	63,674
Stolt-Nielsen Ltd.	3,270	71,465
Wilh Wilhelmsen A.S.A.	18,001	158,090

		404,261

		7,672,638

Portugal 0.7%

Banks 0.3%
Banco BPI S.A. - Reg’d *	59,950	115,606
Banco Comercial Portugues S.A. - Reg’d *	8,029,047	1,094,602

		1,210,208

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	18,815	116,282

Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	266,475	406,459

Materials 0.1%
Altri, SGPS, S.A.	37,940	113,143
Portucel S.A.	52,764	228,171
Semapa-Sociedade de Investimento e Gestao	9,680	131,521

		472,835

Media 0.1%
NOS, SGPS	59,840	349,966

Transportation 0.1%
CTT-Correios de Portugal S.A.	12,727	131,095

		2,686,845

Republic of Korea 4.8%

Automobiles & Components 0.2%
Hanil E-Hwa Co., Ltd. *	3,908	90,189
Kumho Tire Co., Inc. *	34,200	349,100
Nexen Tire Corp.	9,130	129,213
Seoyeon Co., Ltd.	1,791	34,804
Ssangyong Motor Co. *	20,300	151,156
Sungwoo Hitech Co., Ltd.	6,000	100,893

		855,355

Banks 0.0%
JB Financial Group Co., Ltd.	18,054	132,118

Capital Goods 0.4%
Doosan Engine Co., Ltd. *	10,000	76,828
Hanjin Heavy Industries & Construction Co., Ltd. *	9,500	58,183
iMarketKorea, Inc.	6,000	193,796
Korea Aerospace Industries Ltd.	10,000	354,554
Korea Electric Terminal Co., Ltd.	2,000	92,214
LG International Corp.	9,293	255,708
LS Industrial Systems Co., Ltd.	3,426	211,517
S&T Dynamics Co., Ltd.	3,200	30,897
Sung Kwang Bend Co., Ltd.	3,300	57,118
Taewoong Co., Ltd. *	2,500	55,230

See financial notes 31

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
TK Corp. *	3,501	52,483

		1,438,528

Commercial & Professional Services 0.1%
KEPCO Plant Service & Engineer Co., Ltd.	2,850	219,804

Consumer Durables & Apparel 0.4%
Fila Korea Ltd.	1,500	149,416
Handsome Co., Ltd.	2,000	61,147
Hansae Co., Ltd.	5,900	180,093
Hanssem Co., Ltd.	5,000	584,348
LF Corp.	5,800	174,466
Youngone Corp.	6,060	338,277
Youngone Holdings Co., Ltd.	1,780	143,074

		1,630,821

Consumer Services 0.5%
Grand Korea Leisure Co., Ltd.	4,500	200,601
Hana Tour Service, Inc.	2,970	208,262
Hotel Shilla Co., Ltd.	7,420	870,832
MegaStudy Co., Ltd.	1,800	116,278
Paradise Co., Ltd.	11,400	441,856

		1,837,829

Diversified Financials 0.1%
Hankook Tire Worldwide Co., Ltd.	5,650	121,754
KIWOOM Securities Co., Ltd.	2,840	146,488
Meritz Securities Co., Ltd.	40,000	134,721

		402,963

Energy 0.1%
Hankook Shell Oil Co., Ltd.	200	110,262
SK Gas Ltd.	1,463	163,044

		273,306

Food & Staples Retailing 0.1%
Dongsuh Co., Inc.	12,099	240,441
GS Retail Co., Ltd.	4,520	107,433

		347,874

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	86,063
Daesang Corp.	7,130	388,864
Lotte Food Co., Ltd.	160	122,610
Maeil Dairy Industry Co., Ltd.	2,000	70,418
Namyang Dairy Products Co., Ltd.	80	65,329
Ottogi Corp.	763	465,799
Samyang Holdings Corp.	1,310	108,009

		1,307,092

Health Care Equipment & Services 0.0%
Chabiotech Co., Ltd. *	4,647	58,663
Medipost Co., Ltd. *	1,901	106,492

		165,155

Household & Personal Products 0.0%
Cosmax, Inc. *	1,496	156,394

Insurance 0.2%
Korean Reinsurance Co.	24,174	281,329
LIG Insurance Co., Ltd.	10,300	307,288
Meritz Fire & Marine Insurance Co., Ltd.	17,092	230,939

		819,556

Materials 0.5%
Foosung Co., Ltd. *	20,000	62,035
Hanil Cement Co., Ltd.	1,330	185,606
Hansol Paper Co.	7,690	88,356
Huchems Fine Chemical Corp.	4,000	92,904
Kolon Industries, Inc.	4,420	261,987
OCI Materials Co., Ltd.	2,000	89,551
Poongsan Corp.	5,250	163,100
Seah Besteel Corp.	5,000	176,537
SK Chemicals Co., Ltd.	5,070	338,517
Soulbrain Co., Ltd.	1,540	44,425
Ssangyong Cement Industrial Co., Ltd. *	7,030	72,799
Taekwang Industrial Co., Ltd.	240	308,181
Young Poong Corp.	186	255,533

		2,139,531

Media 0.3%
CJ CGV Co., Ltd.	4,500	229,005
CJ E&M Corp. *	5,700	266,182
CJ Hellovision Co., Ltd.	7,500	107,254
KT Skylife Co., Ltd.	2,500	55,599
SM Entertainment Co. *	5,350	219,498
YG Entertainment, Inc.	3,256	156,386

		1,033,924

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Chong Kun Dang Pharmaceutical Corp.	3,444	238,443
Daewoong Pharmaceutical Co., Ltd.	1,946	126,477
Dong-A Socio Holdings Co., Ltd.	1,113	132,820
Dong-A ST Co., Ltd.	1,254	124,293
Green Cross Corp.	1,070	125,578
Hanmi Pharm Co., Ltd. *	966	88,507
Ilyang Pharmaceutical Co., Ltd.	1,500	34,839
LG Life Sciences Ltd. *	3,920	130,480
Medy-Tox, Inc.	808	160,970
Naturalendo Tech Co., Ltd. *	2,953	139,794
Seegene, Inc. *	1,250	70,886
ViroMed Co., Ltd. *	3,507	208,563

		1,581,650

Retailing 0.3%
CJ O Shopping Co., Ltd.	618	219,358
GS Home Shopping, Inc.	705	196,770
Hyundai Greenfood Co. Ltd.	13,170	259,127
Hyundai Home Shopping Network Corp.	1,540	247,566
Interpark Corp.	7,700	87,332
Kolao Holdings	6,780	127,382
LOTTE Himart Co., Ltd.	2,950	218,206

		1,355,741

Semiconductors & Semiconductor Equipment 0.3%
Duksan Hi-Metal Co., Ltd. *	3,430	54,125
Eo Technics Co., Ltd.	4,000	322,304
GemVax & Kael Co., Ltd. *	4,302	103,949
Hansol Technics Co., Ltd. *	1,340	20,617
Lumens Co., Ltd. *	15,000	122,195
Seoul Semiconductor Co., Ltd.	9,780	281,647
Wonik IPS Co., Ltd. *	9,800	125,647

		1,030,484

32 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Ahnlab, Inc.	1,335	49,505
Com2uSCorp *	1,691	209,634
Daou Technology, Inc.	4,100	50,141
Gamevil, Inc. *	1,891	234,056
Hancom, Inc.	5,000	124,020

		667,356

Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	9,350	77,828
Daeduck GDS Co., Ltd.	3,200	42,290
Humax Co., Ltd.	9,800	106,317
LG Innotek Co., Ltd. *	3,550	470,906
Partron Co., Ltd.	11,480	107,333
SFA Engineering Corp.	3,081	133,699
Sindoh Co., Ltd.	750	50,298

		988,671

Telecommunication Services 0.0%
SK Broadband Co., Ltd. *	46,851	167,729

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	112,779
Hanjin Kal Corp. *	3,188	81,747
Hanjin Transportation Co., Ltd.	3,950	146,477
Pan Ocean Co., Ltd. *	19,950	85,097

		426,100

Utilities 0.1%
E1 Corp.	1,395	95,619
Samchully Co., Ltd.	1,305	211,719

		307,338

		19,285,319

Singapore 2.1%

Capital Goods 0.1%
Tat Hong Holdings Ltd. (c)	137,000	91,666
United Engineers Ltd.	28,000	63,945
Vard Holdings Ltd. *	137,000	111,976

		267,587

Commercial & Professional Services 0.0%
United Envirotech Ltd.	81,000	90,220

Consumer Services 0.1%
GuocoLeisure Ltd.	260,000	214,592
Raffles Education Corp., Ltd. *	520,000	147,922

		362,514

Diversified Financials 0.0%
ARA Asset Management Ltd.	100,000	142,634

Energy 0.2%
Ezion Holdings Ltd.	205,400	362,098
Ezra Holdings Ltd.	257,000	230,650
Swiber Holdings Ltd.	260,000	102,088

		694,836

Food, Beverage & Tobacco 0.1%
First Resources Ltd.	130,000	210,425
GMG Global Ltd.	2,666,000	170,904
Super Group Ltd. (c)	80,000	86,222

		467,551

Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *(c)	274,000	161,377
Raffles Medical Group Ltd.	131,000	417,789
Religare Health Trust	137,000	100,449

		679,615

Materials 0.0%
Midas Holdings Ltd.	274,000	85,628

Media 0.0%
Asian Pay Television Trust	242,000	173,557

Real Estate 1.2%
AIMS AMP Capital Industrial REIT	130,000	152,610
Ascendas India Trust	137,000	88,373
Ascott Residence Trust	137,000	135,578
Cache Logistics Trust	130,000	121,880
Cambridge Industrial Trust	130,000	73,441
CDL Hospitality Trusts	260,000	343,764
Far East Hospitality Trust	130,000	88,545
Frasers Centrepoint Trust	137,000	219,560
Frasers Commercial Trust	260,000	291,678
Ho Bee Land Ltd.	130,000	228,134
Keppel REIT Management Ltd.	390,000	390,641
Lippo Malls Indonesia Retail Trust	411,000	133,383
Mapletree Commercial Trust	390,000	454,706
Mapletree Greater China Commercial Trust	390,000	295,324
Mapletree Industrial Trust	390,000	450,018
Mapletree Logistics Trust	544,000	512,200
Parkway Life Real Estate Investment Trust	137,000	257,983
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (c)	137,000	110,329
Starhill Global REIT	411,000	268,412
Ying Li International Real Estate Ltd. *	260,000	53,127
Yoma Strategic Holdings Ltd. *(c)	216,813	123,352

		4,793,038

Software & Services 0.0%
CSE Global Ltd.	137,000	75,199

Transportation 0.1%
SATS Ltd.	157,000	381,193

Utilities 0.1%
CitySpring Infrastructure Trust	390,000	156,256
HanKore Environment Tech Group Ltd. *	64,000	45,130
Hyflux Ltd. (c)	130,000	119,276

		320,662

		8,534,234

Spain 1.8%

Automobiles & Components 0.0%
Cie Automotive S.A.	6,050	85,070

Banks 0.0%
Liberbank S.A. *	121,000	112,523

Capital Goods 0.6%
Abengoa S.A. B Shares	149,037	857,882
Construcciones y Auxiliar de Ferrocarriles S.A.	848	336,045

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Fomento de Construcciones y Contratas S.A. *	5,528	103,616
Gamesa Corp. Tecnologica S.A. *	43,384	547,110
Obrascon Huarte Lain S.A.	10,095	370,392
Sacyr S.A. *	40,989	230,216

		2,445,261

Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	48,000	326,244

Consumer Services 0.1%
Melia Hotels International S.A.	14,686	163,654
NH Hotel Group S.A. *	32,645	175,655

		339,309

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A.	14,124	585,751

Energy 0.1%
Tecnicas Reunidas S.A.	6,237	341,883

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	23,623	479,190
Viscofan S.A.	8,266	461,977

		941,167

Insurance 0.1%
Grupo Catalana Occidente S.A.	15,528	527,086

Materials 0.0%
Ence Energia y Celulosa S.A.	74,751	169,847

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	21,054	308,106
Promotora de Informaciones S.A., Class A *	106,999	42,987

		351,093

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A. *	16,790	263,841
Faes Farma S.A.	56,526	151,146
Zeltia S.A. *	56,370	207,530

		622,517

Software & Services 0.1%
Indra Sistemas S.A.	24,200	364,664

Telecommunication Services 0.0%
Let’s GOWEX S.A. *(a)(b)(c)	5,361	27,964

		7,240,379

Sweden 3.4%

Capital Goods 0.8%
Concentric AB	4,245	54,652
Haldex AB	7,124	91,972
Indutrade AB	2,420	104,489
Lindab International AB *	16,646	159,983
NCC AB, B Shares	22,042	704,459
Nibe Industrier AB, B Shares	8,349	231,143
Peab AB	59,670	427,972
Saab AB, Class B	5,230	141,417
Trelleborg AB, B Shares	63,479	1,218,360

		3,134,447

Commercial & Professional Services 0.2%
AF AB, B Shares	6,050	99,369
Intrum Justitia AB	7,062	219,521
Loomis AB, B Shares	18,247	541,815

		860,705

Consumer Durables & Apparel 0.1%
JM AB	14,124	460,923
Nobia AB	8,578	64,600

		525,523

Consumer Services 0.2%
Betsson AB *	10,018	346,328
Rezidor Hotel Group AB *	44,019	246,260

		592,588

Diversified Financials 0.2%
Avanza Bank Holding AB	10,635	394,355
Investment AB Oresund *	9,865	220,755
Lundbergforetagen AB, B Shares	7,797	339,226

		954,336

Food & Staples Retailing 0.2%
Axfood AB	7,213	359,757
ICA Gruppen AB	15,072	506,346

		866,103

Food, Beverage & Tobacco 0.1%
AAK AB	8,021	471,509

Materials 0.4%
BillerudKorsnas AB	33,921	491,937
Hexpol AB	4,649	393,794
SSAB AB, A Shares *	42,350	392,745
SSAB AB, B Shares *	30,250	252,110

		1,530,586

Media 0.0%
Eniro AB *	21,104	59,123

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Meda AB, A Shares	50,582	682,408
Swedish Orphan Biovitrum AB *	30,649	384,692

		1,067,100

Real Estate 0.7%
Castellum AB	48,250	789,026
Fabege AB	43,361	571,616
Fastighets AB Balder, B Shares *	11,110	154,189
Hufvudstaden AB, A Shares	31,129	414,607
Kungsleden AB	34,790	236,550
Wallenstam AB, B Shares	28,258	465,748
Wihlborgs Fastigheter AB	17,558	324,903

		2,956,639

Retailing 0.1%
CDON Group AB *(c)	16,413	56,270
KappAhl AB *	8,036	44,150
Mekonomen AB	5,913	137,408

		237,828

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	9,861	292,241

Transportation 0.0%
SAS AB *	29,753	48,228

		13,596,956

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Switzerland 3.4%

Automobiles & Components 0.0%
Autoneum Holding AG *	1,056	182,178

Banks 0.2%
Basler Kantonalbank	1,463	105,190
Liechtensteinische Landesbank AG	2,420	103,184
St. Galler Kantonalbank AG - Reg’d	453	175,096
Valiant Holding AG - Reg’d	4,502	422,009

		805,479

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg’d *	2,610	68,111
Belimo Holding AG - Reg’d	106	277,659
Bucher Industries AG - Reg’d	1,523	453,982
Burckhardt Compression Holding AG	466	243,596
Georg Fischer AG - Reg’d *	1,217	806,594
Huber & Suhner AG - Reg’d	5,790	313,571
Implenia AG - Reg’d *	1,720	108,738
Meyer Burger Technology AG *	17,963	195,743
OC Oerlikon Corp. AG - Reg’d *	43,064	611,270
Rieter Holding AG - Reg’d *	1,604	359,733
Schweiter Technologies AG	298	219,469

		3,658,466

Commercial & Professional Services 0.1%
Gategroup Holding AG *	3,531	88,868
Kaba Holding AG, B Shares - Reg’d *	820	404,023

		492,891

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Forbo Holding AG - Reg’d *	435	449,083

		449,083

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	856	252,823

Diversified Financials 0.1%
Cembra Money Bank AG	1,794	105,875
Vontobel Holding AG - Reg’d	10,916	405,246

		511,121

Food, Beverage & Tobacco 0.0%
Emmi AG - Reg’d *	548	198,952

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	22,536	410,931
Straumann Holding AG - Reg’d	1,210	296,869

		707,800

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,475	735,205

Materials 0.1%
Schmolz + Bickenbach AG - Reg’d *	246,947	355,921

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Basilea Pharmaceutica - Reg’d *	525	59,044
Tecan Group AG - Reg’d	2,885	324,458

		383,502

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,704	371,713
Mobimo Holding AG - Reg’d *	1,968	407,202

		778,915

Retailing 0.4%
Dufry AG - Reg’d *	7,260	1,240,585
Valora Holding AG - Reg’d *	856	198,146

		1,438,731

Semiconductors & Semiconductor Equipment 0.1%
ams AG	12,705	453,626

Software & Services 0.1%
Temenos Group AG - Reg’d *	10,553	409,053

Technology Hardware & Equipment 0.1%
Kudelski S.A.	6,025	90,127
Logitech International S.A. - Reg’d	28,355	390,100

		480,227

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	789	516,897
Panalpina Welttransport Holding AG - Reg’d	4,407	626,993

		1,143,890

Utilities 0.1%
Alpiq Holding AG - Reg’d *	525	57,267
BKW AG	4,492	162,837

		220,104

		13,657,967

United Kingdom 19.8%

Banks 0.2%
Bank of Georgia Holdings plc	3,107	127,915
The Paragon Group of Cos. plc	81,986	469,610

		597,525

Capital Goods 2.7%
Balfour Beatty plc	154,793	624,686
Bodycote plc	49,690	573,532
Carillion plc	110,807	619,420
Chemring Group plc	35,962	136,917
DCC plc	19,676	1,168,526
Diploma plc	18,150	207,080
Fenner plc	48,863	295,221
Galliford Try plc	19,620	421,961
Grafton Group plc	56,713	607,500
Interserve plc	38,499	423,264
Keller Group plc	14,124	215,682
Kier Group plc	9,865	279,335
Morgan Advanced Materials plc	69,237	365,768
Morgan Sindall Group plc	13,080	182,470
QinetiQ Group plc	174,170	626,521
Rotork plc	19,079	873,250
Senior plc	120,315	571,265
SIG plc	149,544	463,679
Speedy Hire plc	64,439	68,223
Spirax-Sarco Engineering plc	18,626	915,620
Ultra Electronics Holdings plc	17,807	527,877
Vesuvius plc	69,358	535,616

		10,703,413

Commercial & Professional Services 1.2%
Berendsen plc	41,479	735,016
Cape plc	20,293	104,812
De La Rue plc	30,137	355,855
Hays plc	242,000	536,538

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
HomeServe plc	74,343	398,422
Michael Page International plc	70,407	532,842
Mitie Group plc	93,945	492,708
Regus plc	171,864	493,211
RPS Group plc	57,851	267,187
Shanks Group plc	98,918	173,724
WS Atkins plc	30,543	706,589

		4,796,904

Consumer Durables & Apparel 0.4%
Bellway plc	29,912	792,834
Bovis Homes Group plc	34,885	488,973
Crest Nicholson Holdings plc	13,080	77,941
Redrow plc	64,411	293,206
Ted Baker plc	2,454	78,861

		1,731,815

Consumer Services 1.4%
888 Holdings plc	134	283
Betfair Group plc	14,124	256,144
Bwin.Party Digital Entertainment plc	197,846	296,701
Dignity plc	17,546	417,278
Domino’s Pizza Group plc	40,753	400,669
Enterprise Inns plc *	106,796	221,702
Greene King plc	52,014	712,221
J.D. Wetherspoon plc	27,037	334,293
Ladbrokes plc	171,470	379,027
Marston’s plc	119,218	293,423
Millennium & Copthorne Hotels plc	33,377	327,042
Mitchells & Butlers plc *	71,718	488,571
Spirit Pub Co. plc	83,192	103,966
The Restaurant Group plc	57,811	618,301
Thomas Cook Group plc *	323,233	669,937

		5,519,558

Diversified Financials 1.7%
Brewin Dolphin Holdings plc	18,496	90,616
Close Brothers Group plc	36,912	829,410
Henderson Group plc	194,107	748,204
IG Group Holdings plc	86,073	867,680
Intermediate Capital Group plc	105,647	715,849
International Personal Finance plc	62,560	536,625
Jupiter Fund Management plc	70,650	440,581
Man Group plc	330,761	650,934
Provident Financial plc	32,597	1,157,957
Rathbone Brothers plc	11,518	387,926
SVG Capital plc *	45,072	314,758
Tullett Prebon plc	62,563	281,053

		7,021,593

Energy 1.0%
Afren plc *	262,583	425,182
Asia Resource Minerals plc *	16,037	18,377
Cairn Energy plc *	99,545	296,913
EnQuest plc *	179,033	358,281
Genel Energy plc *	30,250	436,816
Hunting plc	38,518	568,682
Lamprell plc *	40,353	106,556
Ophir Energy plc *	101,250	394,482
Premier Oil plc	123,006	710,902
Salamander Energy plc *	70,324	123,214
Soco International plc *	53,046	372,647

		3,812,052

Food & Staples Retailing 0.2%
Booker Group plc	301,796	671,116
Greggs plc	29,809	270,794

		941,910

Food, Beverage & Tobacco 0.5%
Britvic plc	63,293	721,081
Cranswick plc	17,001	374,670
Dairy Crest Group plc	44,203	303,257
Devro plc	46,785	189,584
Greencore Group plc	85,174	376,688
Premier Foods plc *	106,658	76,167

		2,041,447

Health Care Equipment & Services 0.2%
Al Noor Hospitals Group plc	4,168	78,772
NMC Health plc	8,017	66,451
Synergy Health plc	12,100	301,426
UDG Healthcare plc	57,783	326,275

		772,924

Insurance 1.2%
Amlin plc	116,478	870,290
Beazley plc	144,964	606,687
Catlin Group Ltd.	78,255	668,004
esure Group plc	52,320	230,259
Hiscox Ltd.	80,954	872,543
Jardine Lloyd Thompson Group plc	24,632	424,621
Lancashire Holdings Ltd.	45,606	474,512
Partnership Assurance Group plc	12,974	25,371
Phoenix Group Holdings	42,350	521,165

		4,693,452

Materials 1.3%
African Barrick Gold plc	23,764	92,192
Alent plc	68,947	401,908
Aquarius Platinum Ltd. *	188,266	75,039
Centamin plc *	289,299	307,490
DS Smith plc	240,203	1,132,924
Elementis plc	110,206	513,567
Essentra plc	58,138	827,456
Evraz plc	96,177	180,171
Hochschild Mining plc *	30,189	80,920
Kazakhmys plc *	56,758	279,860
Petra Diamonds Ltd. *	75,020	222,516
RPC Group plc	35,320	332,589
Synthomer plc	54,450	212,053
Victrex plc	20,407	589,024

		5,247,709

Media 0.5%
Cineworld Group plc	42,350	227,808
Entertainment One Ltd.	14,134	83,212
ITE Group plc	62,174	209,092
Rightmove plc	22,576	944,825
UBM plc	49,454	519,887

		1,984,824

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	92,378	982,634
Dechra Pharmaceuticals plc	21,196	255,209
Genus plc	16,420	306,509
Hikma Pharmaceuticals plc	34,688	994,891

		2,539,243

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Real Estate 1.6%
Big Yellow Group plc	51,026	446,587
Capital & Counties Properties plc	165,242	917,679
Countrywide plc	18,517	158,373
Derwent London plc	22,784	1,056,073
Development Securities plc	22,369	76,156
Foxtons Group plc	28,340	119,688
Grainger plc	108,236	373,167
Great Portland Estates plc	83,579	911,246
Hansteen Holdings plc	130,810	223,325
Helical Bar plc	43,460	243,053
Londonmetric Property plc	154,526	360,564
Redefine International plc	54,028	46,479
Savills plc	44,592	476,551
Shaftesbury plc	56,216	639,520
ST Modwen Properties plc	9,298	57,366
The Unite Group plc	58,123	422,791
Workspace Group plc	4,651	47,967

		6,576,585

Retailing 1.7%
Darty plc	136,432	188,627
Debenhams plc	286,715	316,409
Dixons Carphone plc	193,716	1,108,625
Dunelm Group plc	21,196	309,771
Halfords Group plc	55,563	440,157
Home Retail Group plc	205,925	626,525
Howden Joinery Group plc	152,344	894,120
Inchcape plc	108,793	1,219,576
Mothercare plc *	19,794	82,511
N Brown Group plc	58,106	427,493
Ocado Group plc *	103,558	564,623
SuperGroup plc *	8,071	146,237
WH Smith plc	33,907	650,392

		6,975,066

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	32,407	423,025
Imagination Technologies Group plc *	32,831	119,571

		542,596

Software & Services 0.7%
AVEVA Group plc	14,972	523,651
Computacenter plc	25,424	262,626
Fidessa Group plc	10,729	407,680
Micro Focus International plc	37,106	537,051
Moneysupermarket.com Group plc	65,400	212,338
Playtech plc	26,160	312,806
SDL plc *	14,124	77,465
Telecity Group plc	39,546	486,659
Xchanging plc	31,552	96,547

		2,916,823

Technology Hardware & Equipment 1.0%
Domino Printing Sciences plc	24,092	231,862
Electrocomponents plc	112,125	454,915
Halma plc	77,722	797,694
Laird plc	79,225	383,403
Oxford Instruments plc	14,100	276,081
Pace plc	72,018	395,889
Premier Farnell plc	100,313	325,026
Renishaw plc	7,062	194,806
Spectris plc	22,900	740,466
Spirent Communications plc	138,033	236,345
Xaar plc	13,009	90,740

		4,127,227

Telecommunication Services 0.4%
Cable & Wireless Communications plc	337,917	278,016
Colt Group S.A. *	105,669	257,443
Kcom Group plc	127,186	209,640
TalkTalk Telecom Group plc	141,310	709,439

		1,454,538

Transportation 0.9%
BBA Aviation plc	120,114	644,717
Firstgroup plc *	316,966	669,055
Go-Ahead Group plc	12,765	467,024
National Express Group plc	126,049	536,737
Northgate plc	21,780	184,111
Stagecoach Group plc	110,654	672,593
Stobart Group Ltd. (c)	116,359	242,520

		3,416,757

Utilities 0.3%
APR Energy plc (c)	17,810	151,883
Pennon Group plc	77,717	1,049,972
Telecom Plus plc	6,277	151,885

		1,353,740

		79,767,701

Total Common Stock
(Cost $339,185,692)		399,996,838

Other Investment Companies 1.0% of net assets

Australia 0.0%

Diversified Financials 0.0%
Platinum Capital Ltd.	52,941	88,881

Switzerland 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
BB Biotech AG - Reg’d *	3,577	670,993

United Kingdom 0.1%

Real Estate 0.1%
F&C Commercial Property Trust Ltd.	150,115	316,116

United States 0.8%

Equity Fund 0.1%
iShares MSCI EAFE Small - Cap ETF	5,000	256,350

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	49,859	49,859

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	2,914,957	2,914,957

		3,221,166

Total Other Investment Companies
(Cost $3,927,865)		4,297,156

Preferred Stock 0.3% of net assets

Germany 0.2%

Capital Goods 0.1%
Jungheinrich AG	4,001	244,718

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	1,452	137,820
Sartorius AG	1,694	201,802

		339,622

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,380	155,817

		740,157

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	78,480	394,061

Total Preferred Stock
(Cost $967,782)		1,134,218

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $350,858,079 and the unrealized appreciation and depreciation were $72,065,938 and ($17,495,805), respectively, with a net unrealized appreciation of $54,570,133.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $27,964 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $2,703,109.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $153,692 or 0.0% of net assets.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

38 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

95.4%		Common Stock	1,097,678,142	1,215,693,628
1.1%		Other Investment Companies	13,893,281	13,965,671
4.2%		Preferred Stock	45,754,735	53,222,010
0.0%		Warrants	—	—
0.0%		Short-Term Investments	57,999	57,999

100.7%		Total Investments	1,157,384,157	1,282,939,308
(0	.7)%	Other Assets and Liabilities, Net		(9,099,606)

100.0%		Net Assets		1,273,839,702

	Number	Value
Security	of Shares	($)

Common Stock 95.4% of net assets

Brazil 10.2%

Banks 2.2%
Banco Bradesco S.A.	174,930	3,128,734
Banco do Brasil S.A.	308,445	4,823,352
Banco Santander Brasil S.A.	318,138	2,198,124
Itau Unibanco Holding S.A.	96,349	1,601,834
Itau Unibanco Holding S.A. ADR	949,708	17,094,744

		28,846,788

Capital Goods 0.3%
Embraer S.A.	250,300	2,439,741
WEG S.A.	104,653	1,309,127

		3,748,868

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	139,800	886,578
MRV Engenharia e Participacoes S.A.	111,840	455,847

		1,342,425

Consumer Services 0.3%
Kroton Educacional S.A.	139,799	4,189,190

Diversified Financials 0.5%
BM&FBovespa S.A.	667,168	4,025,281
CETIP S.A. - Mercados Organizados	48,943	714,169
Grupo BTG Pactual	93,262	1,567,184

		6,306,634

Energy 1.3%
Cosan S.A. Industria e Comercio	46,600	968,425
Petroleo Brasileiro S.A.	1,258,200	12,449,576
Ultrapar Participacoes S.A. ADR	139,800	3,580,278

		16,998,279

Food & Staples Retailing 0.1%
Raia Drogasil S.A.	93,200	908,029

Food, Beverage & Tobacco 1.8%
AMBEV S.A. ADR	1,592,270	11,607,648
BRF S.A. ADR	299,638	7,988,349
JBS S.A.	195,720	885,203
M Dias Branco S.A.	15,923	718,743
Souza Cruz S.A.	139,800	1,309,561

		22,509,504

Household & Personal Products 0.2%
Hypermarcas S.A. *	93,050	809,257
Natura Cosmeticos S.A.	71,344	1,307,599

		2,116,856

Insurance 0.3%
BB Seguridade Participacoes S.A.	194,542	3,107,386
Porto Seguro S.A.	37,280	552,815
Sul America S.A.	93,200	644,367

		4,304,568

Materials 1.3%
Companhia Siderurgica Nacional S.A.	233,089	1,022,964
Duratex S.A.	134,351	604,641
Fibria Celulose S.A. ADR *(a)	46,600	482,776
Vale S.A.	457,249	5,950,746
Vale S.A. ADR	693,874	8,083,632

		16,144,759

Real Estate 0.2%
BR Malls Participacoes S.A.	145,472	1,512,875
BR Properties S.A.	93,200	620,625
Multiplan Empreendimentos Imobiliarios S.A.	23,300	600,944

		2,734,444

Retailing 0.2%
Cia Hering	46,600	582,929
Lojas Americanas S.A.	51,965	301,913
Lojas Renner S.A.	46,600	1,595,715

		2,480,557

Software & Services 0.4%
Cielo S.A.	261,629	4,906,238
Totvs S.A.	46,600	850,965

		5,757,203

Telecommunication Services 0.2%
Oi S.A.	319,894	213,020
Tim Participacoes S.A.	372,878	2,091,403

		2,304,423

Transportation 0.4%
All America Latina Logistica S.A.	227,600	839,177
CCR S.A.	355,298	3,217,062
Localiza Rent a Car S.A.	37,570	669,109

		4,725,348

See financial notes 39

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo	111,840	1,069,141
CPFL Energia S.A. ADR	46,134	929,139
EDP - Energias do Brasil S.A.	139,800	706,013
Tractebel Energia S.A.	93,200	1,562,393
Transmissora Alianca de Energia Eletrica S.A.	46,600	486,087

		4,752,773

		130,170,648

Chile 1.5%

Banks 0.4%
Banco de Chile ADR	13,332	982,702
Banco de Credito e Inversiones	9,469	516,072
Banco Santander Chile ADR	62,926	1,501,414
Corpbanca S.A.	68,884,685	846,441
Sociedad Matriz Banco de Chile S.A., B Shares	1,806,368	552,814

		4,399,443

Energy 0.2%
Empresas COPEC S.A.	161,702	2,032,540

Food & Staples Retailing 0.1%
Cencosud S.A.	357,492	1,072,657

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	34,950	375,391

Materials 0.2%
CAP S.A.	31,688	376,473
Empresas CMPC S.A.	383,634	954,933
Sociedad Quimica y Minera de Chile S.A. ADR	32,620	893,136

		2,224,542

Retailing 0.1%
S.A.C.I. Falabella	171,954	1,294,947

Telecommunication Services 0.0%
ENTEL Chile S.A.	31,222	358,166

Transportation 0.1%
Latam Airlines Group S.A. ADR *	131,878	1,635,287

Utilities 0.4%
Colbun S.A.	4,269,958	1,117,525
Empresa Nacional de Electricidad S.A. ADR	47,998	2,205,508
Enersis S.A. ADR	135,660	2,294,010

		5,617,043

		19,010,016

China 21.0%

Automobiles & Components 0.7%
Brilliance China Automotive Holdings Ltd.	1,088,000	2,015,920
Byd Co., Ltd., H Shares	188,000	1,335,381
Chongqing Changan Automobile Co., Ltd., B Shares	326,200	673,432
Dongfeng Motor Group Co., Ltd., H Shares	1,002,000	1,856,573
Geely Automobile Holdings Ltd.	1,005,000	385,134
Great Wall Motor Co., Ltd., H Shares	389,500	1,653,458
Guangzhou Automobile Group Co., Ltd., H Shares	933,662	970,990

		8,890,888

Banks 4.7%
Agricultural Bank of China Ltd., H Shares	7,456,000	3,444,124
Bank of China Ltd., H Shares	25,164,000	11,688,858
Bank of Communications Co., Ltd., H Shares	3,874,200	2,829,361
China CITIC Bank Corp., Ltd., H Shares	3,790,800	2,391,826
China Construction Bank Corp., H Shares	23,951,000	17,800,657
China Merchants Bank Co., Ltd., H Shares	1,511,359	2,890,052
China Minsheng Banking Corp., Ltd., H Shares	2,373,720	2,229,722
Chongqing Rural Commercial Bank, H Shares	1,102,000	547,434
Huishang Bank Corp., Ltd., H Shares	693,000	302,232
Industrial & Commercial Bank of China Ltd., H Shares	24,209,336	16,055,946

		60,180,212

Capital Goods 1.0%
AviChina Industry & Technology Co., Ltd., H Shares	982,000	585,388
Beijing Enterprises Holdings Ltd.	233,000	2,008,271
China Communications Construction Co., Ltd., H Shares	1,864,000	1,358,890
China International Marine Containers Group Co., Ltd., H Shares	326,200	702,053
China Railway Construction Corp., Ltd., H Shares	699,000	669,223
China Railway Group Ltd., H Shares	1,283,000	663,836
CITIC Pacific Ltd. (a)	591,000	1,149,949
CSR Corp., Ltd., H Shares	960,000	865,841
Haitian International Holdings Ltd.	180,000	469,152
Shanghai Electric Group Co., Ltd., H Shares	932,000	408,870
Shanghai Industrial Holdings Ltd.	315,000	1,050,657
Sinopec Engineering Group Co., Ltd., H shares	466,000	531,530
Weichai Power Co., Ltd., H Shares	197,000	798,152
Zhuzhou CSR Times Electric Co., Ltd., H Shares	233,000	807,217
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	781,100	486,792

		12,555,821

40 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,082,000	1,482,660

Consumer Durables & Apparel 0.2%
ANTA Sports Products Ltd.	466,000	894,703
Haier Electronics Group Co., Ltd.	329,000	950,898
Li Ning Co., Ltd. *(a)	466,000	259,752
Shenzhou International Group Holdings Ltd.	126,000	392,625

		2,497,978

Diversified Financials 0.3%
China Cinda Asset Management Co., Ltd., H Shares *(a)	1,283,000	657,214
CITIC Securities Co., Ltd., H Shares	383,000	909,299
Far East Horizon Ltd.	744,000	599,988
Haitong Securities Co., Ltd., H Shares	682,400	1,090,058

		3,256,559

Energy 3.1%
China Coal Energy Co., Ltd., H Shares (a)	1,570,000	956,162
China Oilfield Services Ltd., H Shares	652,000	1,930,724
China Petroleum & Chemical Corp., H Shares	8,456,000	8,575,855
China Shenhua Energy Co., Ltd., H Shares	1,122,000	3,235,640
CNOOC Ltd.	5,592,000	11,241,506
Inner Mongolia Yitai Coal Co., Ltd., B Shares	652,400	1,101,904
Kunlun Energy Co., Ltd.	932,000	1,539,273
PetroChina Co., Ltd., H Shares	7,456,000	10,582,505
Yanzhou Coal Mining Co., Ltd., H Shares (a)	932,000	788,878

		39,952,447

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	444,000	1,194,480

Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd. (a)	71,500	267,082
China Agri-Industries Holdings Ltd.	934,000	382,029
China Huishan Dairy Holdings Co., Ltd. *(a)	3,262,000	757,611
Tsingtao Brewery Co., Ltd., H Shares	146,000	1,108,637

		2,515,359

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	676,000	684,709
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	233,000	478,017
Sinopharm Group Co., H Shares	390,000	1,361,199

		2,523,925

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	233,000	2,484,784

Insurance 1.6%
China Life Insurance Co., Ltd., H Shares	2,622,000	7,527,532
China Pacific Insurance (Group) Co., Ltd., H Shares	676,500	2,540,099
China Taiping Insurance Holdings Co., Ltd. *	466,000	1,134,011
New China Life Insurance Co., Ltd., H Shares	153,000	545,854
PICC Property & Casualty Co., Ltd., H Shares	1,412,000	2,342,964
Ping An Insurance Group Co. of China Ltd., H Shares	699,000	5,691,103

		19,781,563

Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	1,274,000	540,823
Anhui Conch Cement Co., Ltd., H Shares (a)	466,000	1,683,580
BBMG Corp., H Shares	699,000	521,309
China BlueChemical Ltd., H Shares	1,864,000	918,754
China National Building Material Co., Ltd., H Shares	1,092,000	1,003,211
China Resources Cement Holdings Ltd.	932,000	640,963
China Zhongwang Holdings Ltd. (a)	1,304,800	553,898
Fosun International Ltd.	699,000	858,626
Jiangxi Copper Co., Ltd., H Shares	469,000	829,055
Lee & Man Paper Manufacturing Ltd.	932,000	548,366
Nine Dragons Paper Holdings Ltd. (a)	466,000	363,774
Zhaojin Mining Industry Co., Ltd., H Shares	562,000	348,796
Zijin Mining Group Co., Ltd., H Shares (a)	2,796,000	728,750

		9,539,905

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSPC Pharmaceutical Group Ltd.	1,044,000	872,902
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	93,500	304,020
Sihuan Pharmaceutical Holdings Group Ltd.	1,701,000	1,139,099
Sino Biopharmaceutical Ltd.	668,000	615,410

		2,931,431

Real Estate 1.1%
China Overseas Land & Investment Ltd.	1,396,000	3,926,737
China Resources Land Ltd.	932,000	2,133,337
China Vanke Co., Ltd., H Shares *(a)	756,500	1,417,312
Country Garden Holdings Co., Ltd.	1,461,000	648,483
Evergrande Real Estate Group Ltd. (a)	2,330,000	974,072
Greentown China Holdings Ltd.	466,000	490,643

See financial notes 41

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Guangzhou R&F Properties Co., Ltd., H Shares	415,600	500,855
Longfor Properties Co., Ltd.	466,000	595,266
Renhe Commercial Holdings Co., Ltd. *(a)	6,524,000	298,836
Shimao Property Holdings Ltd.	466,000	1,025,781
Sino-Ocean Land Holdings Ltd.	1,864,000	1,053,440
Yuexiu Property Co., Ltd.	4,660,000	998,123

		14,062,885

Retailing 0.3%
Belle International Holdings Ltd.	1,578,000	2,017,765
GOME Electrical Appliances Holdings Ltd.	5,126,000	912,741
Zhongsheng Group Holdings Ltd.	233,000	258,249

		3,188,755

Semiconductors & Semiconductor Equipment 0.1%
GCL- Poly Energy Holdings Ltd. *(a)	4,203,000	1,513,051

Software & Services 2.1%
Kingsoft Corp., Ltd. (a)	277,000	793,456
Tencent Holdings Ltd.	1,568,200	25,596,576
Travelsky Technology Ltd., H Shares	466,000	458,174

		26,848,206

Technology Hardware & Equipment 0.4%
Kingboard Chemical Holdings Ltd.	267,000	554,660
Lenovo Group Ltd.	2,344,000	3,580,958
ZTE Corp., H Shares (a)	297,360	669,910

		4,805,528

Telecommunication Services 2.3%
China Mobile Ltd.	1,743,500	21,686,471
China Telecom Corp., Ltd., H Shares	6,524,000	4,032,175
China Unicom (Hong Kong) Ltd.	1,864,000	3,323,868

		29,042,514

Transportation 0.5%
Air China Ltd., H Shares	1,394,000	863,364
China COSCO Holdings Co., Ltd., H Shares *(a)	1,186,000	511,118
China Merchants Holdings International Co., Ltd.	512,000	1,697,825
China Shipping Container Lines Co., Ltd., H Shares *(a)	1,864,000	531,530
COSCO Pacific Ltd.	932,000	1,305,977
Jiangsu Expressway Co., Ltd., H Shares	378,000	430,668
Sinotrans Ltd.	557,000	375,159
Zhejiang Expressway Co., Ltd., H Shares	932,000	927,172

		6,642,813

Utilities 0.9%
Beijing Enterprises Water Group Ltd.	1,257,000	856,365
Beijing Jingneng Clean Energy Co., Ltd., H Shares	488,000	215,975
China Gas Holdings Ltd.	538,000	957,969
China Longyuan Power Group Corp., H Shares	932,000	1,007,743
China Resources Gas Group Ltd.	230,000	669,213
China Resources Power Holdings Co., Ltd.	932,000	2,819,997
Datang International Power Generation Co., Ltd., H Shares	2,796,000	1,551,299
ENN Energy Holdings Ltd.	238,000	1,681,322
Huadian Fuxin Energy Corp., Ltd., H Shares	476,000	281,295
Huaneng Power International, Inc., H Shares	1,272,000	1,529,653
Huaneng Renewables Corp., Ltd., H Shares	932,000	342,729

		11,913,560

		267,805,324

Colombia 1.0%

Banks 0.2%
Bancolombia S.A. ADR	37,280	2,359,078

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	56,456	1,203,602
Grupo de Inversiones Suramericana S.A.	61,978	1,424,707

		2,628,309

Energy 0.3%
Ecopetrol S.A. ADR (a)	92,268	3,190,628

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	90,404	1,539,052

Materials 0.1%
Cementos Argos S.A.	140,266	826,191
Cemex Latam Holdings S.A. *	52,192	516,901

		1,343,092

Utilities 0.1%
Interconexion Electrica S.A. ESP	132,344	669,153
Isagen S.A. ESP	455,282	681,102

		1,350,255

		12,410,414

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	5,126	1,192,133

Telecommunication Services 0.1%
O2 Czech Republic A/S	50,124	704,186

Utilities 0.1%
CEZ A/S	61,046	1,774,652

		3,670,971

Egypt 0.3%

Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg’d	411,478	2,612,885

42 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	416,150	1,493,146
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	154,564

		1,647,710

		4,260,595

Hungary 0.3%

Banks 0.1%
OTP Bank plc	74,560	1,288,904

Energy 0.1%
MOL Hungarian Oil & Gas plc	25,060	1,234,746

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	51,260	824,906

		3,348,556

India 10.5%

Automobiles & Components 0.7%
Bajaj Auto Ltd.	34,484	1,283,603
Hero MotoCorp Ltd.	29,825	1,280,293
Mahindra & Mahindra Ltd.	103,452	2,399,104
Maruti Suzuki India Ltd.	27,960	1,283,036
Tata Motors Ltd.	328,530	2,842,694

		9,088,730

Banks 2.3%
Axis Bank Ltd.	545,997	3,574,445
Bank of Baroda	34,552	496,244
HDFC Bank Ltd.	389,652	5,416,792
Housing Development Finance Corp.	531,240	9,407,010
ICICI Bank Ltd.	190,128	4,877,905
IndusInd Bank Ltd.	94,243	909,271
Kotak Mahindra Bank Ltd.	117,432	2,007,936
State Bank of India	53,590	2,173,186
Yes Bank Ltd.	67,104	632,611

		29,495,400

Capital Goods 0.4%
Adani Enterprises Ltd.	101,588	801,755
Bharat Heavy Electricals Ltd.	260,960	1,036,013
Cummins India Ltd.	55,920	636,611
GMR Infrastructure Ltd.	435,604	181,980
Jaiprakash Associates Ltd. *	434,778	333,177
Larsen & Toubro Ltd.	85,107	2,140,999
Siemens Ltd.	28,426	372,096

		5,502,631

Consumer Durables & Apparel 0.0%
Titan Co., Ltd.	97,860	586,063

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	35,339	777,598
IDFC Ltd.	436,176	1,036,888
Mahindra & Mahindra Financial Services Ltd.	98,326	452,578
Power Finance Corp., Ltd.	131,412	541,631
Rural Electrification Corp., Ltd.	128,150	566,728
Shriram Transport Finance Co., Ltd.	43,804	652,693

		4,028,116

Energy 1.4%
Bharat Petroleum Corp., Ltd.	99,169	1,134,691
Cairn India Ltd.	155,178	834,325
Coal India Ltd.	218,088	1,279,847
Indian Oil Corp., Ltd.	128,616	761,776
Oil & Natural Gas Corp., Ltd.	695,738	4,987,575
Reliance Industries Ltd.	540,022	8,887,936
The Great Eastern Shipping Co., Ltd.	111,374	676,816

		18,562,966

Food, Beverage & Tobacco 0.5%
ITC Ltd.	687,816	4,027,374
Nestle India Ltd.	12,116	1,203,723
United Spirits Ltd.	34,484	1,362,794

		6,593,891

Household & Personal Products 0.4%
Colgate-Palmolive (India) Ltd.	24,698	625,224
Dabur India Ltd.	176,444	676,349
Godrej Consumer Products Ltd.	28,426	461,876
Hindustan Unilever Ltd.	258,164	3,158,765

		4,922,214

Materials 0.8%
Ambuja Cements Ltd.	217,274	738,689
Asian Paints Ltd.	99,418	1,022,688
Hindalco Industries Ltd.	440,751	1,235,526
Jindal Steel & Power Ltd.	159,838	613,748
JSW Steel Ltd.	55,784	1,143,259
NMDC Ltd.	250,708	700,520
Sesa Sterlite Ltd.	460,408	2,102,869
Steel Authority of India Ltd.	240,154	320,773
Tata Steel Ltd.	91,336	772,397
Ultratech Cement Ltd.	32,620	1,370,841

		10,021,310

Media 0.1%
Zee Entertainment Enterprises Ltd.	226,892	1,023,407

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Cipla Ltd.	180,808	1,532,160
Dr. Reddy’s Laboratories Ltd.	36,814	1,788,464
Glenmark Pharmaceuticals Ltd.	35,416	418,420
Lupin Ltd.	70,304	1,489,268
Piramal Enterprises Ltd.	30,290	344,007
Ranbaxy Laboratories Ltd. *	46,600	492,034
Sun Pharmaceutical Industries Ltd.	265,620	3,743,762

		9,808,115

Real Estate 0.1%
DLF Ltd.	185,002	540,554
Unitech Ltd. *	553,804	198,048

		738,602

Software & Services 1.8%
HCL Technologies Ltd.	91,336	2,454,617
Infosys Ltd.	166,828	9,894,209
Oracle Financial Services Software Ltd. *	6,524	387,742

See financial notes 43

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tata Consultancy Services Ltd.	145,392	6,043,664
Tech Mahindra Ltd.	46,348	1,804,883
Wipro Ltd. ADR	173,064	2,069,845

		22,654,960

Telecommunication Services 0.4%
Bharti Airtel Ltd.	506,076	3,084,161
Idea Cellular Ltd.	448,292	1,196,086
Reliance Communications Ltd.	211,098	403,549

		4,683,796

Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	190,128	886,251

Utilities 0.4%
GAIL India Ltd.	154,712	1,130,509
NTPC Ltd.	712,048	1,612,317
Power Grid Corp. of India Ltd.	447,826	953,512
Reliance Infrastructure Ltd.	54,056	622,963
Tata Power Co., Ltd.	531,240	758,164

		5,077,465

		133,673,917

Indonesia 2.7%

Automobiles & Components 0.4%
PT Astra International Tbk	6,908,000	4,473,443

Banks 1.0%
PT Bank Danamon Indonesia Tbk	871,800	279,483
PT Bank Central Asia Tbk	4,427,000	4,238,718
PT Bank Mandiri (Persero) Tbk	3,029,459	2,686,953
PT Bank Negara Indonesia (Persero) Tbk	3,075,616	1,406,672
PT Bank Rakyat Indonesia (Persero) Tbk	3,649,500	3,447,486

		12,059,312

Capital Goods 0.1%
PT United Tractors Tbk	652,400	1,235,363

Energy 0.1%
PT Adaro Energy Tbk	7,384,200	830,111
PT Tambang Batubara Bukit Asam (Persero) Tbk	466,000	531,832

		1,361,943

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	191,800	418,115
PT Charoen Pokphand Indonesia Tbk	2,864,700	941,635
PT Gudang Garam Tbk	158,300	730,772
PT Indofood Sukses Makmur Tbk	1,654,400	972,344

		3,062,866

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	466,000	1,235,961

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	466,000	966,061
PT Semen Indonesia (Persero) Tbk	1,011,700	1,403,277
PT Vale Indonesia Tbk	918,400	328,182

		2,697,520

Media 0.1%
PT Media Nusantara Citra Tbk	2,516,400	603,420

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	9,646,200	1,368,899

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	19,152,600	4,363,469

Transportation 0.0%
PT Jasa Marga Persero Tbk	936,000	496,106

Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,728,000	1,848,463

		34,806,765

Malaysia 4.8%

Automobiles & Components 0.1%
UMW Holdings Berhad	326,200	1,279,134

Banks 1.5%
Alliance Financial Group Berhad	749,000	1,154,867
AMMB Holdings Berhad	745,600	1,580,142
CIMB Group Holdings Berhad	1,739,200	4,072,112
Hong Leong Bank Berhad	238,600	1,090,051
Malayan Banking Berhad	1,491,200	4,778,274
Public Bank Berhad	971,330	5,941,384
RHB Capital Berhad	238,600	694,150

		19,310,980

Capital Goods 0.5%
Gamuda Berhad	1,027,400	1,574,347
IJM Corp. Berhad	474,500	978,506
Sime Darby Berhad	1,071,800	3,216,760

		5,769,613

Consumer Services 0.4%
Berjaya Sports Toto Berhad	285,256	340,280
Genting Berhad	838,800	2,549,399
Genting Malaysia Berhad	1,086,700	1,554,891

		4,444,570

Energy 0.2%
Bumi Armada Berhad *	326,200	305,295
Petronas Dagangan Berhad	139,800	891,491
SapuraKencana Petroleum Berhad	1,435,000	1,921,225

		3,118,011

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	46,600	1,064,467
Felda Global Ventures Holdings Berhad	419,400	508,283
IOI Corp. Berhad	1,607,800	2,438,225
Kuala Lumpur Kepong Berhad	192,200	1,343,936
PPB Group Berhad	192,200	901,242

		6,256,153

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	932,000	1,442,944

44 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
Lafarge Malaysia Berhad	139,800	452,399
Petronas Chemicals Group Berhad	978,600	1,955,958

		2,408,357

Media 0.0%
Astro Malaysia Holdings Berhad	233,000	242,462

Real Estate 0.1%
IOI Properties Group Berhad *	652,400	509,170
KLCCP Stapled Group	145,300	305,167
SP Setia Berhad Group	759,800	831,634

		1,645,971

Telecommunication Services 0.7%
Axiata Group Berhad	1,770,800	3,893,288
DiGi.com Berhad	1,491,200	2,710,843
Maxis Berhad	795,400	1,652,877
Telekom Malaysia Berhad	233,000	470,140

		8,727,148

Transportation 0.1%
Malaysia Airports Holdings Berhad	233,000	569,194
MISC Berhad	559,200	1,220,589

		1,789,783

Utilities 0.4%
Petronas Gas Berhad	273,600	1,979,086
Tenaga Nasional Berhad	412,050	1,618,394
YTL Corp. Berhad	1,779,840	914,766
YTL Power International Berhad *	1,220,825	577,103

		5,089,349

		61,524,475

Mexico 5.9%

Banks 0.7%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	803,200	5,654,434
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	745,600	2,265,511
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	507,300	1,519,320

		9,439,265

Capital Goods 0.4%
Alfa S.A.B. de C.V., A Shares	838,800	2,698,812
Grupo Carso S.A.B. de C.V., Series A1	186,400	1,139,028
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	54,700	766,817

		4,604,657

Diversified Financials 0.1%
Compartamos S.A.B. de C.V.	372,800	796,037

Food & Staples Retailing 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	186,400	717,916
Organizacion Soriana S.A.B. de C.V., B Shares	54,400	187,428
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,050,400	5,582,520

		6,487,864

Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V.	139,800	1,027,691
Coca-Cola Femsa S.A.B. de C.V., Series L	152,000	1,657,114
Fomento Economico Mexicano S.A.B. de C.V.	745,600	7,237,888
Gruma S.A.B. de C.V., B Shares *	46,600	531,630
Grupo Bimbo S.A.B. de C.V., Series A	652,400	2,053,672
Grupo Lala S.A.B. de C.V.	197,700	513,169

		13,021,164

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	279,600	746,070

Materials 1.1%
Alpek S.A. de C.V.	225,400	453,541
Cemex S.A.B. de C.V., Series CPO *	4,020,464	5,340,940
Grupo Mexico S.A.B. de C.V., Series B	1,351,400	4,909,296
Industrias CH S.A.B. de C.V., Series B *	46,600	257,493
Industrias Penoles S.A.B. de C.V.	46,600	1,182,508
Mexichem S.A.B. de C.V.	419,400	1,808,723
Minera Frisco S.A.B. de C.V., Series A1 *	212,300	426,857

		14,379,358

Media 0.6%
Grupo Televisa S.A.B., Series CPO	978,600	7,281,404

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	268,000	714,913

Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	109,000	293,767
Fibra Uno Administracion S.A. de C.V.	652,400	2,342,563

		2,636,330

Retailing 0.0%
Grupo Elektra S.A. de C.V.	13,980	409,152

Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	10,578,200	12,936,057

Transportation 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	75,100	962,679
OHL Mexico S.A.B. de C.V. *	279,600	821,127

		1,783,806

See financial notes 45

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	80,500	482,981

		75,719,058

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (d)	9,984	239,616

Peru 0.4%

Banks 0.3%
Credicorp Ltd.	19,572	3,035,030

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	100,190	1,458,766

		4,493,796

Philippines 1.6%

Banks 0.3%
Bank of the Philippine Islands	822,606	1,792,375
BDO Unibank, Inc.	649,480	1,348,118
Metropolitan Bank & Trust Co.	259,486	511,533

		3,652,026

Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	652,400	819,241
Alliance Global Group, Inc.	1,444,600	815,072
DMCI Holdings, Inc.	326,200	598,532
JG Summit Holdings, Inc.	683,900	807,033
San Miguel Corp.	302,900	548,833
SM Investments Corp.	127,575	2,258,897

		5,847,608

Consumer Services 0.0%
Jollibee Foods Corp.	149,120	615,633

Diversified Financials 0.1%
Ayala Corp.	74,560	1,197,919
GT Capital Holdings, Inc.	18,640	401,872

		1,599,791

Food, Beverage & Tobacco 0.1%
LT Group, Inc.	1,025,200	360,231
Universal Robina Corp.	288,920	1,076,823

		1,437,054

Real Estate 0.2%
Ayala Land, Inc.	1,864,000	1,410,826
SM Prime Holdings, Inc.	3,029,000	1,124,064

		2,534,890

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	29,970	2,371,479

Transportation 0.1%
International Container Terminal Services, Inc.	433,380	1,122,216

Utilities 0.1%
Aboitiz Power Corp.	932,000	801,606
Energy Development Corp.	4,009,600	668,573
Manila Electric Co.	55,920	325,003

		1,795,182

		20,975,879

Poland 1.6%

Banks 0.7%
Bank Handlowy w Warszawie S.A.	20,038	717,579
Bank Millennium S.A.	195,720	491,542
Bank Pekao S.A.	41,940	2,362,392
Getin Noble Bank S.A. *	770,305	626,391
mBank S.A.	4,194	607,978
Powszechna Kasa Oszczednosci Bank Polski S.A.	285,192	3,411,761

		8,217,643

Energy 0.2%
Polski Koncern Naftowy Orlen S.A.	128,150	1,580,357
Polskie Gornictwo Naftowe i Gazownictwo S.A.	870,664	1,328,863

		2,909,220

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	19,572	2,870,899

Materials 0.2%
KGHM Polska Miedz S.A.	55,598	2,291,841
Synthos S.A.	229,738	330,522

		2,622,363

Media 0.0%
Cyfrowy Polsat S.A.	56,136	449,285

Telecommunication Services 0.1%
Orange Polska S.A.	225,078	756,044

Utilities 0.2%
Enea S.A.	82,016	384,769
PGE S.A.	314,084	2,142,453
Tauron Polska Energia S.A.	269,499	420,598

		2,947,820

		20,773,274

Russia 4.5%

Banks 0.6%
Sberbank of Russia *	1	2
Sberbank of Russia ADR	826,382	6,735,013
VTB Bank OJSC GDR - Reg’d	691,418	1,438,150

		8,173,165

Energy 2.5%
AK Transneft OAO *	250	549,307
Gazprom OAO	1	4
Gazprom OAO ADR	1,978,276	14,144,673
LUKOIL OAO *	1	55
Lukoil OAO ADR	173,352	9,664,374
NovaTek OAO *	189,300	1,878,110
Rosneft OJSC GDR - Reg’d	385,518	2,353,973
Surgutneftegas OAO *	1	1
Surgutneftegas OAO ADR	131,544	910,285
Tatneft OAO *	1	6

46 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tatneft OAO ADR	47,908	1,777,387
TMK OAO GDR - Reg’d	31,097	304,284

		31,582,459

Food & Staples Retailing 0.5%
Magnit OJSC GDR - Reg’d	101,860	5,928,252

Materials 0.5%
MMC Norilsk Nickel OJSC *	1	195
MMC Norilsk Nickel OJSC ADR	169,558	3,318,250
Novolipetsk Steel OJSC GDR - Reg’d	26,740	382,382
PhosAgro OAO GDR - Reg’d	25,354	286,500
Severstal OAO GDR - Reg’d	80,690	778,658
Uralkali OJSC GDR - Reg’d	57,652	1,074,057

		5,840,042

Real Estate 0.0%
LSR Group GDR - Reg’d	57,016	205,258

Telecommunication Services 0.4%
MegaFon OAO GDR - Reg’d	35,996	1,018,687
Mobile Telesystems OJSC ADR	154,932	2,858,495
Sistema JSFC GDR - Reg’d	51,726	1,176,767

		5,053,949

Utilities 0.0%
Federal Grid Co. Unified Energy System JSC *	129,810,000	189,003
Rosseti JSC *	27,723,001	384,906

		573,909

		57,357,034

South Africa 9.4%

Banks 0.7%
Barclays Africa Group Ltd.	108,578	1,700,634
Capitec Bank Holdings Ltd.	14,266	284,437
Nedbank Group Ltd.	71,298	1,533,168
Standard Bank Group Ltd.	418,468	5,429,846

		8,948,085

Capital Goods 0.4%
Aveng Ltd. *	183,604	394,298
Barloworld Ltd.	82,482	786,089
Reunert Ltd.	80,152	497,398
The Bidvest Group Ltd.	105,316	2,785,744

		4,463,529

Consumer Durables & Apparel 0.3%
Steinhoff International Holdings Ltd.	806,797	3,983,387

Consumer Services 0.0%
Sun International Ltd.	37,280	410,117

Diversified Financials 1.0%
Brait SE *	84,829	631,787
Coronation Fund Managers Ltd.	95,996	902,608
FirstRand Ltd.	1,056,655	4,297,001
Investec Ltd.	107,646	973,687
JSE Ltd.	62,016	590,865
Remgro Ltd.	179,410	4,107,634
RMB Holdings Ltd.	274,474	1,444,709

		12,948,291

Energy 0.9%
Exxaro Resources Ltd.	42,406	601,596
Sasol Ltd.	191,530	11,134,435

		11,736,031

Food & Staples Retailing 0.4%
Clicks Group Ltd.	87,680	570,084
Massmart Holdings Ltd.	36,874	453,393
Pick n Pay Stores Ltd.	98,792	524,827
Shoprite Holdings Ltd.	158,906	2,203,085
The SPAR Group Ltd.	82,948	1,016,786

		4,768,175

Food, Beverage & Tobacco 0.2%
AVI Ltd.	158,906	910,967
Tiger Brands Ltd.	59,182	1,708,340

		2,619,307

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	347,636	1,463,710
Mediclinic International Ltd.	118,017	1,026,215
Netcare Ltd.	517,726	1,572,348

		4,062,273

Insurance 0.5%
Discovery Ltd.	150,052	1,384,772
MMI Holdings Ltd.	477,650	1,234,613
Sanlam Ltd.	608,596	3,776,758

		6,396,143

Materials 1.0%
Aeci Ltd.	56,852	657,502
African Rainbow Minerals Ltd.	33,552	573,060
Anglo American Platinum Ltd. *	23,300	970,742
AngloGold Ashanti Ltd. *	130,014	2,213,272
Gold Fields Ltd.	269,348	1,276,664
Harmony Gold Mining Co., Ltd. *	188,730	571,936
Impala Platinum Holdings Ltd.	182,206	1,648,958
Kumba Iron Ore Ltd.	21,436	641,947
Mondi Ltd.	55,498	946,066
Nampak Ltd.	299,638	1,201,606
Northam Platinum Ltd. *	80,679	323,918
PPC Ltd.	219,486	683,301
Sappi Ltd. *	197,118	815,502
Sibanye Gold Ltd.	262,960	619,855

		13,144,329

Media 1.3%
Naspers Ltd., N Shares	134,208	17,105,293

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd.	109,044	3,133,808

Real Estate 0.2%
Capital Property Fund	703,660	790,637
Growthpoint Properties Ltd.	740,008	1,753,408

		2,544,045

Retailing 0.6%
Imperial Holdings Ltd.	65,706	1,175,065
Mr. Price Group Ltd.	93,200	1,793,824
The Foschini Group Ltd.	79,686	862,539
Truworths International Ltd.	155,178	1,085,549
Woolworths Holdings Ltd.	275,406	2,057,634

		6,974,611

See financial notes 47

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.3%
MTN Group Ltd.	604,868	13,708,688
Telkom S.A. SOC Ltd. *	201,808	1,084,428
Vodacom Group Ltd.	122,558	1,479,053

		16,272,169

Transportation 0.0%
Grindrod Ltd.	139,334	324,380

		119,833,973

Taiwan 13.4%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	914,557	2,111,187
Yulon Motor Co., Ltd.	385,000	618,257

		2,729,444

Banks 1.4%
Chang Hwa Commercial Bank Ltd.	2,133,352	1,327,524
China Development Financial Holding Corp.	5,149,268	1,739,938
CTBC Financial Holding Co., Ltd.	4,660,188	3,391,014
E.Sun Financial Holding Co., Ltd.	2,469,239	1,623,277
Far Eastern International Bank	609,637	220,273
First Financial Holding Co., Ltd.	2,311,561	1,430,685
Hua Nan Financial Holdings Co., Ltd.	3,074,706	1,908,158
Mega Financial Holding Co., Ltd.	3,262,544	2,816,066
SinoPac Financial Holdings Co., Ltd.	2,168,058	990,080
Taishin Financial Holding Co., Ltd.	2,108,872	1,072,409
Taiwan Cooperative Financial Holding Co., Ltd.	2,228,171	1,244,892

		17,764,316

Capital Goods 0.3%
Far Eastern New Century Corp.	1,486,734	1,594,146
Taiwan Glass Industry Corp.	492,036	424,701
Teco Electric & Machinery Co., Ltd.	466,000	586,193
Walsin Lihwa Corp. *	1,864,000	667,262

		3,272,302

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	466,000	494,990
Giant Manufacturing Co., Ltd.	91,000	756,545
Pou Chen Corp.	732,580	846,778

		2,098,313

Diversified Financials 0.5%
Capital Securities Corp.	1,417,629	495,616
Fubon Financial Holding Co., Ltd.	2,455,078	4,008,224
Yuanta Financial Holding Co., Ltd.	3,850,848	2,074,193

		6,578,033

Energy 0.1%
Formosa Petrochemical Corp.	730,000	1,843,897

Food & Staples Retailing 0.1%
President Chain Store Corp.	169,000	1,280,624

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,726,437	3,159,402

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	2,442,261	4,167,054
Shin Kong Financial Holding Co., Ltd.	2,877,546	938,628

		5,105,682

Materials 1.6%
Asia Cement Corp.	989,206	1,356,867
China Steel Corp.	3,934,248	3,395,848
Formosa Chemicals & Fibre Corp.	1,459,500	3,632,820
Formosa Plastics Corp.	1,917,120	4,970,703
Nan Ya Plastics Corp.	2,076,060	4,896,614
Taiwan Cement Corp.	1,119,690	1,779,337
Taiwan Fertilizer Co., Ltd.	182,000	345,240
YFY, Inc.	932,000	425,614

		20,803,043

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	794,000	447,597

Retailing 0.2%
Hotai Motor Co., Ltd.	153,000	2,152,406

Semiconductors & Semiconductor Equipment 4.2%
Advanced Semiconductor Engineering, Inc.	2,458,488	3,063,806
Epistar Corp.	210,000	456,667
Inotera Memories, Inc. *	932,000	1,524,725
Macronix International *	1,422,383	368,795
MediaTek, Inc.	503,469	8,413,468
Novatek Microelectronics Corp.	194,000	996,270
Realtek Semiconductor Corp.	101,000	368,311
Siliconware Precision Industries Co. ADR	280,066	2,058,485
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,633,330	34,201,930
United Microelectronics Corp. ADR	931,750	2,068,485

		53,520,942

Technology Hardware & Equipment 3.2%
Acer, Inc. *	932,086	771,788
Advantech Co., Ltd.	101,500	952,502
Asustek Computer, Inc.	241,426	2,528,105
AU Optronics Corp. ADR	326,200	1,611,428
Catcher Technology Co., Ltd.	244,200	2,475,455
Chicony Electronics Co., Ltd.	149,559	490,349
Compal Electronics, Inc.	1,401,610	1,247,313
Foxconn Technology Co., Ltd.	539,368	1,353,360
Hon Hai Precision Industry Co., Ltd.	4,246,444	14,490,801
HTC Corp. *	256,650	1,180,622
Innolux Corp.	2,750,541	1,398,713
Inventec Corp.	1,427,145	1,122,026
Largan Precision Co., Ltd.	31,000	2,566,869
Lite-On Technology Corp.	942,869	1,563,010
Pegatron Corp.	492,441	1,044,504
Quanta Computer, Inc.	932,000	2,631,632

48 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Synnex Technology International Corp.	472,053	720,149
TPK Holding Co., Ltd.	91,996	624,787
Unimicron Technology Corp.	932,000	787,307
Wistron Corp.	1,031,315	1,207,609

		40,768,329

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	135,140	4,219,071
Far EasTone Telecommunications Co., Ltd.	500,000	1,065,556
Taiwan Mobile Co., Ltd.	577,600	1,841,564

		7,126,191

Transportation 0.1%
China Airlines Ltd. *	1,158,000	387,414
Eva Airways Corp. *	932,000	467,707
Evergreen Marine Corp., Ltd. *	932,199	569,165
U-Ming Marine Transport Corp.	190,000	312,742

		1,737,028

		170,387,549

Thailand 3.2%

Banks 0.7%
Bangkok Bank PCL NVDR	186,400	1,196,368
Bank of Ayudhya PCL NVDR	372,800	586,512
Kasikornbank PCL NVDR	419,400	2,954,446
Krung Thai Bank PCL NVDR	1,968,100	1,448,039
The Siam Commercial Bank PCL NVDR	512,600	3,001,133
TMB Bank PCL NVDR	4,893,000	465,708

		9,652,206

Capital Goods 0.0%
Berli Jucker PCL NVDR	139,800	210,094

Energy 0.5%
Banpu PCL NVDR	466,000	470,523
IRPC PCL NVDR	5,638,600	586,104
PTT Exploration & Production PCL NVDR	533,004	2,745,121
PTT PCL NVDR	294,300	2,957,742

		6,759,490

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	93,200	700,313
CP ALL PCL NVDR	1,724,200	2,564,167

		3,264,480

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,444,600	1,334,242

Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,106,000	675,235

Materials 0.3%
Indorama Ventures PCL NVDR	315,500	266,703
PTT Global Chemical PCL NVDR	652,414	1,266,427
The Siam Cement PCL NVDR	139,800	1,925,861

		3,458,991

Media 0.1%
BEC World PCL NVDR	512,600	762,320

Real Estate 0.1%
Central Pattana PCL NVDR	560,400	846,565
Land & Houses PCL NVDR	932,000	318,059

		1,164,624

Technology Hardware & Equipment 0.4%
Delta Electronics, Inc.	671,000	4,714,207

Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	419,400	2,744,352
Intouch Holding PCL NVDR	512,600	1,103,358
Total Access Communication PCL NVDR	226,600	773,306
True Corp. PCL NVDR *	3,492,907	1,257,622

		5,878,638

Transportation 0.1%
Airports of Thailand PCL NVDR	164,800	1,222,843

Utilities 0.1%
Electricity Generating PCL NVDR	93,200	497,514
Glow Energy PCL NVDR	197,100	539,958

		1,037,472

		40,134,842

Turkey 1.9%

Banks 0.7%
Akbank T.A.S.	558,772	2,133,637
Turkiye Garanti Bankasi A/S	686,884	2,696,034
Turkiye Halk Bankasi A/S	182,260	1,338,688
Turkiye Is Bankasi, C Shares	561,996	1,453,202
Turkiye Vakiflar Bankasi Tao, D Shares	398,544	919,738
Yapi ve Kredi Bankasi A/S	362,082	807,069

		9,348,368

Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	114,027	285,867
KOC Holding A/S	308,492	1,579,664

		1,865,531

Consumer Durables & Apparel 0.0%
Arcelik A/S	69,434	416,678

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	276,384	1,280,771

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	67,426	1,587,266

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	73,319	1,725,992

Food, Beverage & Tobacco 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S *	101,122	1,344,888
Ulker Biskuvi Sanayi A/S	69,434	514,815

		1,859,703

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	652,070	1,269,118

See financial notes 49

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	794,064	1,000,882

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	185,934	539,376
Turkcell Iletisim Hizmetleri A/S *	273,542	1,603,516

		2,142,892

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	363,014	1,152,319

		23,649,520

United Arab Emirates 0.9%

Banks 0.2%
Dubai Islamic Bank PJSC	246,048	523,171
First Gulf Bank PJSC	354,030	1,759,042
Union National Bank PJSC	316,557	581,740

		2,863,953

Capital Goods 0.1%
Arabtec Holding Co. *	748,944	960,381

Diversified Financials 0.1%
Dubai Financial Market	965,808	894,011

Energy 0.0%
Dana Gas PJSC *	2,835,610	540,403

Real Estate 0.4%
Aldar Properties PJSC	976,270	1,060,513
Emaar Properties PJSC	1,252,770	3,495,975

		4,556,488

Transportation 0.1%
DP World Ltd.	86,910	1,632,170

		11,447,406

Total Common Stock
(Cost $1,097,678,142)		1,215,693,628

Other Investment Companies 1.1% of net assets

United States 1.1%

Equity Fund 0.1%
Vanguard FTSE Emerging Markets ETF	30,000	1,362,000

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	335,698	335,698

Securities Lending Collateral 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	12,267,973	12,267,973

Total Other Investment Companies
(Cost $13,893,281)		13,965,671

Preferred Stock 4.2% of net assets

Brazil 4.0%

Banks 1.4%
Banco Bradesco S.A.	715,145	13,052,902
Itausa - Investimentos Itau S.A.	1,127,720	5,493,575

		18,546,477

Energy 1.2%
Petroleo Brasileiro S.A.	1,491,200	15,561,449

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	46,600	2,372,538

Materials 0.5%
Bradespar S.A.	93,200	851,798
Braskem S.A., A Shares	93,200	635,204
Gerdau S.A.	297,308	1,722,022
Klabin S.A.	932,000	941,351
Metalurgica Gerdau S.A.	93,200	660,612
Suzano Papel e Celulose S.A., A Shares	93,200	371,125
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	186,400	673,108

		5,855,220

Retailing 0.1%
Lojas Americanas S.A.	174,750	1,237,085

Telecommunication Services 0.2%
Oi S.A.	1,317,194	853,582
Telefonica Brasil S.A.	76,716	1,640,571

		2,494,153

Utilities 0.4%
AES Tiete S.A.	46,600	419,026
Centrais Eletricas Brasileiras S.A., B Shares	101,423	559,797
Companhia Energetica de Minas Gerais	283,539	2,427,927
Companhia Energetica de Sao Paulo, B Shares	61,336	868,690
Companhia Paranaense de Energia - Copel, B Shares	46,600	825,973

		5,101,413

		51,168,335

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	104,850	343,697

Colombia 0.2%

Banks 0.0%
Grupo Aval Acciones y Valores	619,314	463,247

Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	26,096	593,075

50 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Grupo Argos S.A.	53,590	653,656

		1,709,978

Total Preferred Stock
(Cost $45,754,735)		53,222,010

Warrants 0.0% of net assets

Thailand 0.0%

Materials 0.0%
Indorama Ventures PCL NVDR *(c)(d)	54,439	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.01%, 09/18/14 (f)(g)	23,000	23,000
0.02%, 09/18/14 (f)(g)	35,000	34,999

Total Short-Term Investments
(Cost $57,999)		57,999

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $1,166,632,356 and the unrealized appreciation and depreciation were $186,323,546 and ($70,016,594), respectively, with a net unrealized appreciation of $116,306,952.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,724,865.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $154,564 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $394,180 or 0.0% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 8/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 09/19/14	15	814,350	(1,629)

See financial notes 51

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,788,904,595	3,644,576,745
0.5%		Other Investment Companies	18,910,547	18,910,547
0.0%		Rights	21,491	21,491
0.0%		Short-Term Investments	174,998	174,998

100.3%		Total Investments	2,808,011,631	3,663,683,781
(0	.3)%	Other Assets and Liabilities, Net		(9,646,983)

100.0%		Net Assets		3,654,036,798

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	10,799	195,462
Autoliv, Inc.	15,430	1,599,937
BorgWarner, Inc.	38,974	2,423,793
Cooper Tire & Rubber Co.	9,582	295,413
Dana Holding Corp.	25,483	591,970
Delphi Automotive plc	47,197	3,283,967
Dorman Products, Inc. *	5,996	268,801
Drew Industries, Inc.	3,170	140,716
Federal-Mogul Holdings Corp. *	13,861	236,607
Ford Motor Co.	654,431	11,393,644
General Motors Co.	214,622	7,468,846
Gentex Corp.	23,085	682,162
Gentherm, Inc. *	5,749	280,839
Harley-Davidson, Inc.	36,170	2,298,965
Johnson Controls, Inc.	112,578	5,494,932
Lear Corp.	13,160	1,330,871
Standard Motor Products, Inc.	3,966	149,161
Tenneco, Inc. *	9,494	608,376
Tesla Motors, Inc. *	13,540	3,651,738
The Goodyear Tire & Rubber Co.	45,416	1,179,453
Thor Industries, Inc.	7,495	402,556
TRW Automotive Holdings Corp. *	20,399	1,964,220
Visteon Corp. *	7,989	808,407

		46,750,836

Banks 5.8%
Associated Banc-Corp.	31,799	578,106
Astoria Financial Corp.	13,520	176,706
BancFirst Corp.	3,013	191,747
BancorpSouth, Inc.	15,260	323,054
Bank of America Corp.	1,741,956	28,028,072
Bank of Hawaii Corp.	7,495	435,085
Bank of the Ozarks, Inc.	11,992	383,144
BankUnited, Inc.	17,014	536,792
Banner Corp.	6,852	269,832
BB&T Corp.	120,598	4,501,923
BBCN Bancorp, Inc.	10,805	157,753
Beneficial Mutual Bancorp, Inc. *	13,662	187,579
Berkshire Hills Bancorp, Inc.	3,304	81,378
BofI Holding, Inc. *	2,385	183,621
BOK Financial Corp.	3,592	242,029
Boston Private Financial Holdings, Inc.	12,521	152,005
Brookline Bancorp, Inc.	13,521	123,717
Capital Bank Financial Corp., Class A *	9,310	227,816
Capitol Federal Financial, Inc.	26,095	322,273
Cathay General Bancorp	12,080	314,563
Central Pacific Financial Corp.	6,540	114,973
Chemical Financial Corp.	4,655	132,062
CIT Group, Inc.	34,477	1,653,517
Citigroup, Inc.	504,812	26,073,540
City Holding Co.	2,998	128,075
City National Corp.	7,495	568,721
Columbia Banking System, Inc.	10,493	272,923
Comerica, Inc.	31,673	1,594,419
Commerce Bancshares, Inc.	14,630	674,882
Community Bank System, Inc.	5,996	211,899
Community Trust Bancorp, Inc.	2,029	72,070
Cullen/Frost Bankers, Inc.	9,494	746,228
CVB Financial Corp.	15,204	236,270
Eagle Bancorp, Inc. *	5,012	168,052
East West Bancorp, Inc.	25,483	887,828
EverBank Financial Corp.	16,877	318,638
F.N.B. Corp.	32,707	404,259
Fifth Third Bancorp	144,848	2,955,623
First BanCorp *	24,216	126,165
First Citizens BancShares, Inc., Class A	947	217,611
First Commonwealth Financial Corp.	19,662	174,205
First Financial Bancorp	9,050	150,321
First Financial Bankshares, Inc. (a)	9,382	275,737
First Horizon National Corp.	40,749	495,508
First Interstate BancSystem, Inc.	6,340	168,137
First Merchants Corp.	8,020	163,688
First Midwest Bancorp, Inc.	14,990	252,582
First Niagara Financial Group, Inc.	57,406	499,432
First Republic Bank	20,117	983,721
FirstMerit Corp.	26,262	452,626
Flagstar Bancorp, Inc. *	13,913	242,504
Fulton Financial Corp.	36,296	418,674
Glacier Bancorp, Inc.	11,128	302,904
Hancock Holding Co.	13,491	448,441
Hanmi Financial Corp.	6,852	140,809
Home BancShares, Inc.	11,992	356,762
Home Loan Servicing Solutions Ltd.	14,167	310,257
Hudson City Bancorp, Inc.	79,447	784,142
Huntington Bancshares, Inc.	140,906	1,387,220
Iberiabank Corp.	6,501	424,190

See financial notes 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Independent Bank Corp.	3,270	120,369
International Bancshares Corp.	9,150	241,194
Investors Bancorp, Inc.	56,602	600,547
JPMorgan Chase & Co.	627,750	37,319,737
Kearny Financial Corp. *	3,011	47,122
KeyCorp	160,841	2,189,046
M&T Bank Corp.	21,519	2,660,394
MB Financial, Inc.	9,035	255,600
MGIC Investment Corp. *	56,634	477,425
National Bank Holdings Corp., Class A	11,346	230,551
National Penn Bancshares, Inc.	20,065	200,650
Nationstar Mortgage Holdings, Inc. *(a)	4,655	162,925
NBT Bancorp, Inc.	10,765	258,468
New York Community Bancorp, Inc.	72,258	1,152,515
Northfield Bancorp, Inc.	9,285	121,726
Northwest Bancshares, Inc.	22,485	283,536
Ocwen Financial Corp. *	20,986	586,349
OFG Bancorp	15,870	252,333
Old National Bancorp	16,577	216,993
Oritani Financial Corp.	10,493	157,395
PacWest Bancorp	20,213	847,733
Park National Corp.	1,773	138,010
People’s United Financial, Inc.	56,962	851,582
Pinnacle Financial Partners, Inc.	4,955	177,686
Popular, Inc. *	16,499	510,809
PrivateBancorp, Inc.	13,491	398,119
Prosperity Bancshares, Inc.	9,315	562,626
Provident Financial Services, Inc.	11,992	203,984
Radian Group, Inc.	35,986	523,956
Regions Financial Corp.	246,422	2,501,183
Renasant Corp.	3,504	101,371
S&T Bancorp, Inc.	4,556	113,627
Sandy Spring Bancorp, Inc.	3,404	82,275
Signature Bank *	8,395	994,472
South State Corp.	4,094	239,745
State Bank Financial Corp.	4,756	79,711
Sterling Bancorp	13,116	166,180
SunTrust Banks, Inc.	93,846	3,573,656
Susquehanna Bancshares, Inc.	30,130	310,942
SVB Financial Group *	8,395	934,531
Synovus Financial Corp.	22,986	555,112
TCF Financial Corp.	30,228	477,602
Texas Capital Bancshares, Inc. *	6,244	337,051
TFS Financial Corp. *	20,986	303,038
The PNC Financial Services Group, Inc.	89,095	7,550,801
TrustCo Bank Corp.	15,120	106,142
Trustmark Corp.	11,992	284,630
U.S. Bancorp	301,847	12,762,091
UMB Financial Corp.	5,996	346,269
Umpqua Holdings Corp.	34,021	594,347
Union Bankshares Corp.	7,750	183,133
United Bankshares, Inc.	10,876	358,364
United Community Banks, Inc.	7,815	132,542
Valley National Bancorp	39,131	391,310
ViewPoint Financial Group, Inc.	6,140	159,947
Washington Federal, Inc.	17,988	391,239
Webster Financial Corp.	15,329	452,206
Wells Fargo & Co.	793,453	40,815,222
WesBanco, Inc.	3,604	111,904
Westamerica Bancorp	4,497	217,520
Western Alliance Bancorp *	15,104	356,605
Wintrust Financial Corp.	7,495	349,042
Zions Bancorp	35,145	1,024,125

		212,514,125

Capital Goods 7.9%
3M Co.	103,771	14,943,024
A.O. Smith Corp.	11,992	588,567
AAON, Inc.	7,417	138,401
AAR Corp.	5,996	166,089
Actuant Corp., Class A	13,491	455,051
Acuity Brands, Inc.	7,495	928,481
AECOM Technology Corp. *	18,241	690,239
Aegion Corp. *	6,216	153,287
AGCO Corp.	15,390	751,648
Air Lease Corp.	14,600	553,340
Aircastle Ltd.	13,491	257,948
Albany International Corp., Class A	4,795	180,148
Allegion plc	15,522	798,296
Alliant Techsystems, Inc.	4,897	617,022
Allison Transmission Holdings, Inc.	27,658	848,547
Altra Industrial Motion Corp.	3,604	119,869
American Railcar Industries, Inc. (a)	1,852	147,604
AMETEK, Inc.	40,473	2,142,641
Apogee Enterprises, Inc.	4,556	166,340
Applied Industrial Technologies, Inc.	7,495	365,081
Armstrong World Industries, Inc. *	7,662	441,944
Astec Industries, Inc.	3,134	130,186
Astronics Corp. *	2,377	149,133
AZZ, Inc.	3,370	156,166
B/E Aerospace, Inc. *	16,024	1,357,874
Barnes Group, Inc.	7,679	262,929
Beacon Roofing Supply, Inc. *	7,495	213,757
Blount International, Inc. *	7,495	119,770
Briggs & Stratton Corp.	7,736	155,803
Builders FirstSource, Inc. *	15,220	105,018
Carlisle Cos., Inc.	10,493	869,870
Caterpillar, Inc.	103,143	11,249,807
Chart Industries, Inc. *	4,518	302,209
Chicago Bridge & Iron Co. N.V.	17,093	1,084,038
CIRCOR International, Inc.	2,998	213,428
CLARCOR, Inc.	8,994	568,511
Colfax Corp. *	15,857	1,008,664
Comfort Systems USA, Inc.	6,308	95,882
Crane Co.	8,994	625,892
Cubic Corp.	3,769	168,248
Cummins, Inc.	28,840	4,184,972
Curtiss-Wright Corp.	7,495	538,441
Danaher Corp.	99,354	7,611,510
Deere & Co.	60,940	5,124,445
DigitalGlobe, Inc. *	11,142	338,383
Donaldson Co., Inc.	23,984	1,003,970
Dover Corp.	27,710	2,434,878
DXP Enterprises, Inc. *	1,552	124,346
Dycom Industries, Inc. *	4,978	155,363
Eaton Corp. plc	77,985	5,444,133
EMCOR Group, Inc.	10,493	453,298

2 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Emerson Electric Co.	116,398	7,451,800
Encore Wire Corp.	3,469	147,259
EnerSys	7,689	494,326
EnPro Industries, Inc. *	3,150	213,885
ESCO Technologies, Inc.	5,996	215,856
Esterline Technologies Corp. *	5,996	702,911
Exelis, Inc.	29,980	515,356
Fastenal Co.	43,912	1,988,335
Federal Signal Corp.	10,539	155,134
Flowserve Corp.	24,067	1,826,445
Fluor Corp.	27,343	2,020,374
Fortune Brands Home & Security, Inc.	25,983	1,122,725
Foster Wheeler AG	17,191	561,114
Franklin Electric Co., Inc.	6,090	231,176
GATX Corp.	8,994	596,032
GenCorp, Inc. *	9,312	171,620
Generac Holdings, Inc. *	10,787	501,811
General Cable Corp.	7,620	163,601
General Dynamics Corp.	54,223	6,682,985
General Electric Co.	1,657,205	43,054,186
Graco, Inc.	10,493	806,492
GrafTech International Ltd. *	27,722	242,013
Granite Construction, Inc.	5,138	181,217
Great Lakes Dredge & Dock Corp. *	9,412	71,719
Griffon Corp.	7,560	94,273
H&E Equipment Services, Inc.	6,094	249,306
Harsco Corp.	13,491	326,482
HD Supply Holdings, Inc. *	15,992	444,098
HEICO Corp.	9,836	509,603
Hexcel Corp. *	15,446	636,221
Hillenbrand, Inc.	11,992	401,012
Honeywell International, Inc.	129,738	12,354,950
Hubbell, Inc., Class B	8,994	1,087,375
Huntington Ingalls Industries, Inc.	8,994	918,377
Hyster-Yale Materials Handling, Inc.	2,157	166,283
IDEX Corp.	13,491	1,037,998
Illinois Tool Works, Inc.	64,472	5,687,075
Ingersoll-Rand plc	42,649	2,567,470
ITT Corp.	14,990	717,421
Jacobs Engineering Group, Inc. *	20,986	1,131,355
John Bean Technologies Corp.	4,556	132,352
Joy Global, Inc.	18,041	1,139,289
Kaman Corp.	4,497	182,848
KBR, Inc.	24,078	530,198
Kennametal, Inc.	13,491	604,532
L-3 Communications Holdings, Inc.	14,519	1,596,364
Lennox International, Inc.	8,994	753,337
Lincoln Electric Holdings, Inc.	14,990	1,065,789
Lindsay Corp. (a)	1,720	133,782
Lockheed Martin Corp.	44,696	7,777,104
Masco Corp.	62,958	1,477,624
Masonite International Corp. *	2,577	147,353
MasTec, Inc. *	9,573	291,977
Meritor, Inc. *	17,013	231,887
Moog, Inc., Class A *	8,994	637,675
MRC Global, Inc. *	16,649	413,228
MSC Industrial Direct Co., Inc., Class A	7,495	675,599
Mueller Industries, Inc.	12,162	355,617
Mueller Water Products, Inc., Class A	25,484	235,217
National Presto Industries, Inc. (a)	500	32,745
Navistar International Corp. *	12,519	472,091
Nordson Corp.	8,994	729,054
Nortek, Inc. *	1,952	162,641
Northrop Grumman Corp.	35,692	4,540,736
NOW, Inc. *	17,555	579,842
Orbital Sciences Corp. *	8,994	240,769
Oshkosh Corp.	14,990	744,703
Owens Corning	18,263	657,468
PACCAR, Inc.	59,960	3,766,088
Pall Corp.	19,487	1,644,118
Parker-Hannifin Corp.	25,483	2,943,286
Pentair plc	32,013	2,179,125
Polypore International, Inc. *	7,548	338,377
Powell Industries, Inc.	1,652	87,044
Precision Castparts Corp.	23,984	5,853,535
Primoris Services Corp.	7,893	229,213
Proto Labs, Inc. *	3,291	247,615
Quanex Building Products Corp.	6,040	109,082
Quanta Services, Inc. *	34,730	1,262,088
Raven Industries, Inc.	5,996	159,853
Raytheon Co.	51,828	4,993,110
RBC Bearings, Inc.	4,497	278,005
Regal-Beloit Corp.	7,495	532,670
Rexnord Corp. *	12,392	361,970
Rockwell Automation, Inc.	23,984	2,796,774
Rockwell Collins, Inc.	22,879	1,761,225
Roper Industries, Inc.	16,489	2,482,584
Rush Enterprises, Inc., Class A *	4,886	179,170
Sensata Technologies Holding N.V. *	27,723	1,363,140
Simpson Manufacturing Co., Inc.	6,530	211,050
Snap-on, Inc.	9,294	1,161,285
SolarCity Corp. *	8,896	610,977
Spirit AeroSystems Holdings, Inc., Class A *	18,475	708,516
SPX Corp.	6,930	721,067
Standex International Corp.	1,499	111,870
Stanley Black & Decker, Inc.	25,711	2,352,557
Sun Hydraulics Corp.	3,469	138,864
TAL International Group, Inc. *	4,509	199,298
Taser International, Inc. *	8,385	131,393
Teledyne Technologies, Inc. *	6,043	586,594
Tennant Co.	4,497	313,396
Terex Corp.	19,487	729,009
Textainer Group Holdings Ltd. (a)	6,121	215,949
Textron, Inc.	46,469	1,765,822
The Babcock & Wilcox Co.	19,487	566,097
The Boeing Co.	110,926	14,065,417
The Gorman-Rupp Co.	2,501	77,606
The Greenbrier Cos., Inc.	3,504	250,606
The Manitowoc Co., Inc.	25,483	749,710
The Middleby Corp. *	9,093	784,089
The Timken Co.	13,491	611,007
The Toro Co.	9,288	571,491
Thermon Group Holdings, Inc. *	3,004	81,559
Titan International, Inc.	9,098	131,921
TransDigm Group, Inc.	8,024	1,508,432
Trex Co., Inc. *	3,704	139,270
TriMas Corp. *	6,615	209,696

See financial notes 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Trinity Industries, Inc.	26,982	1,305,389
Triumph Group, Inc.	7,797	540,878
Tutor Perini Corp. *	6,604	197,328
United Rentals, Inc. *	16,927	1,991,462
United Technologies Corp.	139,731	15,088,153
Universal Forest Products, Inc.	3,070	145,365
URS Corp.	13,491	817,285
USG Corp. *	13,967	404,624
Valmont Industries, Inc. (a)	4,145	583,409
Veritiv Corp. *(a)	1,366	60,814
W.W. Grainger, Inc.	9,867	2,429,255
Wabash National Corp. *	10,764	152,203
WABCO Holdings, Inc. *	10,493	1,082,878
Wabtec Corp.	15,190	1,266,238
Watsco, Inc.	4,497	415,928
Watts Water Technologies, Inc., Class A	4,591	290,564
WESCO International, Inc. *	7,495	629,505
Woodward, Inc.	8,994	469,757
Xylem, Inc.	29,980	1,117,055

		288,954,693

Commercial & Professional Services 1.1%
ABM Industries, Inc.	6,552	174,283
ACCO Brands Corp. *	19,196	148,385
Brady Corp., Class A	7,495	199,517
Cintas Corp.	19,487	1,288,870
Civeo Corp.	17,988	457,075
Clean Harbors, Inc. *	8,994	544,497
Copart, Inc. *	18,428	634,476
Covanta Holding Corp.	22,485	471,960
Deluxe Corp.	8,994	535,593
Equifax, Inc.	20,986	1,652,857
Exponent, Inc.	1,785	130,412
FTI Consulting, Inc. *	6,468	239,963
G&K Services, Inc., Class A	4,497	251,337
Healthcare Services Group, Inc.	11,992	327,741
Herman Miller, Inc.	9,250	274,910
HNI Corp.	8,994	340,963
Huron Consulting Group, Inc. *	4,398	265,991
ICF International, Inc. *	3,204	108,231
IHS, Inc., Class A *	9,813	1,398,058
Insperity, Inc.	4,506	132,972
Interface, Inc.	9,229	157,170
Iron Mountain, Inc.	27,451	987,687
KAR Auction Services, Inc.	23,463	707,644
Kelly Services, Inc., Class A	4,956	82,815
Kforce, Inc.	6,108	122,588
Kimball International, Inc., Class B	6,008	95,407
Knoll, Inc.	7,672	140,321
Korn/Ferry International *	7,565	228,841
Manpowergroup, Inc.	13,491	1,046,632
McGrath RentCorp	3,400	125,800
Mistras Group, Inc. *	3,204	68,758
Mobile Mini, Inc.	5,996	234,863
MSA Safety, Inc.	4,812	266,392
Navigant Consulting, Inc. *	9,046	147,359
Nielsen N.V. (a)	48,749	2,290,716
On Assignment, Inc. *	8,620	254,807
Performant Financial Corp. *	6,308	60,683
Pitney Bowes, Inc.	34,477	932,948
Quad/Graphics, Inc.	8,340	186,899
R.R. Donnelley & Sons Co.	29,395	519,410
Republic Services, Inc.	46,510	1,829,238
Robert Half International, Inc.	25,483	1,279,501
Rollins, Inc.	12,148	361,403
RPX Corp. *	6,540	99,343
Steelcase, Inc., Class A	12,438	195,277
Stericycle, Inc. *	14,990	1,781,562
Team, Inc. *	4,497	179,475
Tetra Tech, Inc.	9,594	244,647
The ADT Corp.	31,044	1,144,282
The Advisory Board Co. *	5,996	297,402
The Brink’s Co.	8,994	246,256
The Corporate Executive Board Co.	4,887	322,151
The Dun & Bradstreet Corp.	6,590	773,534
Towers Watson & Co., Class A	10,655	1,168,108
TrueBlue, Inc. *	8,994	244,097
Tyco International Ltd.	76,449	3,411,154
UniFirst Corp.	2,998	290,656
United Stationers, Inc.	8,994	365,606
US Ecology, Inc.	4,160	177,798
Verisk Analytics, Inc., Class A *	23,984	1,539,533
Viad Corp.	3,204	70,296
WageWorks, Inc. *	4,987	205,764
Waste Connections, Inc.	19,917	977,128
Waste Management, Inc.	71,952	3,379,585
West Corp.	3,473	103,009

		38,922,636

Consumer Durables & Apparel 1.5%
Arctic Cat, Inc.	2,998	110,986
Beazer Homes USA, Inc. *	8,160	153,816
Brunswick Corp.	14,990	644,570
Callaway Golf Co.	9,052	68,886
Carter’s, Inc.	9,608	795,350
Cavco Industries, Inc. *	1,643	117,359
Coach, Inc.	45,740	1,684,604
Columbia Sportswear Co.	2,998	228,328
Crocs, Inc. *	16,540	255,543
D.R. Horton, Inc.	53,022	1,149,517
Deckers Outdoor Corp. *	5,197	479,371
Ethan Allen Interiors, Inc.	3,570	90,071
Fossil Group, Inc. *	8,994	911,002
G-III Apparel Group Ltd. *	1,952	161,118
Garmin Ltd.	19,487	1,058,729
Hanesbrands, Inc.	16,489	1,693,091
Harman International Industries, Inc.	11,992	1,380,039
Hasbro, Inc.	19,487	1,026,088
Helen of Troy Ltd. *	6,110	355,724
Hovnanian Enterprises, Inc., Class A *(a)	15,420	64,764
Iconix Brand Group, Inc. *	9,236	384,495
iRobot Corp. *(a)	3,609	117,040
Jarden Corp. *	18,672	1,116,399
Kate Spade & Co. *	18,229	589,526
KB Home	12,286	218,077
La-Z-Boy, Inc.	9,528	203,328
LeapFrog Enterprises, Inc. *	8,079	52,352
Leggett & Platt, Inc.	22,826	800,964

4 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Lennar Corp., Class A	26,083	1,021,932
Libbey, Inc. *	4,929	136,040
Lululemon Athletica, Inc. *	15,651	624,944
M.D.C Holdings, Inc.	7,495	217,430
Mattel, Inc.	59,125	2,039,221
Meritage Homes Corp. *	4,806	198,344
Michael Kors Holdings Ltd. *	28,873	2,313,305
Mohawk Industries, Inc. *	10,657	1,556,135
Movado Group, Inc.	3,270	121,415
NACCO Industries, Inc., Class A	1,499	77,948
Newell Rubbermaid, Inc.	47,968	1,607,887
NIKE, Inc., Class B	122,451	9,618,526
NVR, Inc. *	648	760,227
Oxford Industries, Inc.	3,000	183,990
Polaris Industries, Inc.	10,607	1,542,046
PulteGroup, Inc.	56,962	1,094,810
PVH Corp.	13,874	1,619,651
Ralph Lauren Corp.	10,493	1,775,416
Skechers U.S.A., Inc., Class A *	6,240	364,229
Smith & Wesson Holding Corp. *(a)	7,495	82,970
Standard Pacific Corp. *	27,019	226,149
Steven Madden Ltd. *	11,056	375,793
Sturm Ruger & Co., Inc. (a)	3,051	153,801
Taylor Morrison Home Corp., Class A *	5,287	104,894
Tempur Sealy International, Inc. *	10,493	614,050
The Ryland Group, Inc.	6,466	239,889
Toll Brothers, Inc. *	25,483	906,940
TRI Pointe Homes, Inc. *	20,364	301,387
Tumi Holdings, Inc. *	10,571	237,636
Tupperware Brands Corp.	8,223	602,417
Under Armour, Inc., Class A *	26,548	1,814,821
Universal Electronics, Inc. *	1,842	100,702
Vera Bradley, Inc. *	3,866	79,330
VF Corp.	58,216	3,732,810
Whirlpool Corp.	12,392	1,896,224
Wolverine World Wide, Inc.	17,988	477,761

		54,732,207

Consumer Services 2.1%
American Public Education, Inc. *	3,000	91,080
Apollo Education Group, Inc. *	16,164	448,874
Aramark	6,160	159,544
Ascent Capital Group, Inc., Class A *	1,885	117,643
Bally Technologies, Inc. *	6,390	506,663
Belmond Ltd., Class A *	14,990	191,572
Bloomin’ Brands, Inc. *	12,344	205,404
Bob Evans Farms, Inc.	4,632	201,121
Boyd Gaming Corp. *	8,242	87,777
Bright Horizons Family Solutions, Inc. *	6,716	273,140
Brinker International, Inc.	12,487	610,614
Buffalo Wild Wings, Inc. *	3,012	445,023
Burger King Worldwide, Inc.	10,062	322,386
Caesars Entertainment Corp. *(a)	9,699	130,355
Capella Education Co.	1,883	122,602
Carnival Corp.	73,540	2,785,695
Chipotle Mexican Grill, Inc. *	5,033	3,415,645
Choice Hotels International, Inc.	7,115	385,348
Churchill Downs, Inc.	1,836	172,896
Cracker Barrel Old Country Store, Inc.	4,497	451,544
Darden Restaurants, Inc.	22,485	1,063,990
Denny’s Corp. *	15,220	103,953
DeVry Education Group, Inc.	9,574	411,012
DineEquity, Inc.	3,533	293,946
Domino’s Pizza, Inc.	9,144	689,915
Dunkin’ Brands Group, Inc.	17,190	748,453
Extended Stay America, Inc.	9,024	215,313
Fiesta Restaurant Group, Inc. *	3,640	178,688
Graham Holdings Co., Class B	612	439,906
Grand Canyon Education, Inc. *	7,699	332,905
H&R Block, Inc.	48,138	1,614,067
Hilton Worldwide Holdings, Inc. *	50,306	1,273,748
Hyatt Hotels Corp., Class A *	9,100	555,919
International Game Technology	43,706	736,883
International Speedway Corp., Class A	4,639	155,360
Interval Leisure Group, Inc.	7,688	166,215
ITT Educational Services, Inc. *(a)	4,902	41,324
Jack in the Box, Inc.	6,552	389,516
K12, Inc. *	5,996	112,905
Krispy Kreme Doughnuts, Inc. *	10,664	181,395
Las Vegas Sands Corp.	63,531	4,225,447
Life Time Fitness, Inc. *	6,241	287,710
LifeLock, Inc. *	15,160	224,671
Marriott International, Inc., Class A	36,748	2,550,311
Marriott Vacations Worldwide Corp. *	4,699	280,013
Matthews International Corp., Class A	5,996	276,715
McDonald’s Corp.	163,666	15,338,778
MGM Resorts International *	60,418	1,478,428
Multimedia Games Holding Co., Inc. *	6,812	189,442
Norwegian Cruise Line Holdings Ltd. *	15,873	528,730
Panera Bread Co., Class A *	4,611	691,373
Papa John’s International, Inc.	6,252	247,579
Penn National Gaming, Inc. *	10,693	120,724
Pinnacle Entertainment, Inc. *	9,593	239,729
Popeyes Louisiana Kitchen, Inc. *	4,497	180,330
Red Robin Gourmet Burgers, Inc. *	3,906	207,409
Regis Corp.	9,250	139,767
Royal Caribbean Cruises Ltd.	26,455	1,686,771
SeaWorld Entertainment, Inc.	13,520	281,081
Service Corp. International	34,912	773,999
Six Flags Entertainment Corp.	17,994	656,421
Sonic Corp. *	10,493	221,507
Sotheby’s	10,589	432,137
Starbucks Corp.	124,884	9,717,224
Starwood Hotels & Resorts Worldwide, Inc.	31,879	2,695,051
Texas Roadhouse, Inc.	10,493	279,009
The Cheesecake Factory, Inc.	7,937	356,768
The Wendy’s Co.	61,459	500,891
Vail Resorts, Inc.	5,996	476,622
Wyndham Worldwide Corp.	22,879	1,851,826
Wynn Resorts Ltd.	13,491	2,602,144
Yum! Brands, Inc.	74,997	5,432,033

		76,000,979

See financial notes 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Diversified Financials 4.6%
Actua Corp. *	6,808	118,119
Affiliated Managers Group, Inc. *	8,994	1,899,083
Ally Financial, Inc. *	12,480	307,008
American Express Co.	151,021	13,523,931
Ameriprise Financial, Inc.	31,548	3,967,476
Artisan Partners Asset Management, Inc., Class A	5,460	302,921
Berkshire Hathaway, Inc., Class B *	297,282	40,801,954
BGC Partners, Inc., Class A	20,005	151,438
BlackRock, Inc.	20,632	6,819,495
Capital One Financial Corp.	95,936	7,872,508
Cash America International, Inc.	4,640	207,130
CBOE Holdings, Inc.	16,531	876,556
CME Group, Inc.	52,545	4,022,320
Cohen & Steers, Inc. (a)	4,497	196,249
Credit Acceptance Corp. *	1,499	184,737
Discover Financial Services	77,023	4,803,924
E*TRADE Financial Corp. *	46,917	1,044,372
Eaton Vance Corp.	19,487	763,111
Encore Capital Group, Inc. *	3,270	145,155
Evercore Partners, Inc., Class A	6,966	356,868
Federated Investors, Inc., Class B	17,988	552,052
Financial Engines, Inc.	7,495	268,846
First Cash Financial Services, Inc. *	4,512	260,613
FNFV Group *	15,024	225,060
Franklin Resources, Inc.	67,917	3,838,669
GAMCO Investors, Inc., Class A	1,971	154,349
Green Dot Corp., Class A *	6,128	115,758
Greenhill & Co., Inc.	3,592	176,080
HFF, Inc., Class A	7,495	224,850
Interactive Brokers Group, Inc., Class A	6,587	154,399
Intercontinental Exchange, Inc.	18,639	3,522,771
Invesco Ltd.	71,521	2,920,918
Investment Technology Group, Inc. *	6,540	111,376
Janus Capital Group, Inc.	29,980	364,257
KCG Holdings, Inc., Class A *	15,942	186,521
Legg Mason, Inc.	17,482	862,212
Leucadia National Corp.	48,465	1,208,232
LPL Financial Holdings, Inc.	13,155	640,517
MarketAxess Holdings, Inc.	4,866	286,705
McGraw Hill Financial, Inc.	46,469	3,770,030
Moody’s Corp.	31,673	2,963,643
Morgan Stanley	231,030	7,926,639
MSCI, Inc. *	20,986	968,294
Navient Corp.	72,776	1,305,601
Nelnet, Inc., Class A	4,573	201,075
NewStar Financial, Inc. *	7,630	87,974
Northern Trust Corp.	35,976	2,494,936
NorthStar Asset Management Group, Inc. *	30,329	560,783
PHH Corp. *	9,182	220,001
PICO Holdings, Inc. *	3,304	73,018
Piper Jaffray Cos. *	4,902	261,571
Portfolio Recovery Associates, Inc. *	8,994	511,129
Raymond James Financial, Inc.	20,151	1,101,051
Santander Consumer USA Holdings, Inc.	14,732	274,310
SEI Investments Co.	21,574	817,547
SLM Corp.	72,776	644,795
Springleaf Holdings, Inc. *	5,054	168,197
State Street Corp.	72,636	5,231,971
Stifel Financial Corp. *	9,669	462,952
T. Rowe Price Group, Inc.	41,972	3,399,522
TD Ameritrade Holding Corp.	38,974	1,290,429
The Bank of New York Mellon Corp.	192,416	7,538,859
The Charles Schwab Corp. (b)	192,519	5,488,717
The Goldman Sachs Group, Inc.	69,297	12,411,786
The NASDAQ OMX Group, Inc.	19,575	850,925
Virtus Investment Partners, Inc.	1,097	245,388
Voya Financial, Inc.	23,142	904,621
Waddell & Reed Financial, Inc., Class A	13,791	751,609
Walter Investment Management Corp. *(a)	4,555	120,024
WisdomTree Investments, Inc. *	17,988	212,798
World Acceptance Corp. *(a)	2,998	234,863

		167,933,598

Energy 9.7%
Alpha Natural Resources, Inc. *(a)	37,160	146,782
Anadarko Petroleum Corp.	83,445	9,403,417
Antero Resources Corp. *	5,696	329,514
Apache Corp.	65,060	6,625,060
Approach Resources, Inc. *(a)	6,180	110,498
Arch Coal, Inc. (a)	34,042	103,828
Athlon Energy, Inc. *	8,618	401,082
Atwood Oceanics, Inc. *	8,994	444,394
Baker Hughes, Inc.	71,952	4,974,761
Bill Barrett Corp. *	7,663	174,487
Bonanza Creek Energy, Inc. *	3,304	202,899
Bristow Group, Inc.	6,268	457,439
C&J Energy Services, Inc. *	6,613	189,727
Cabot Oil & Gas Corp.	71,952	2,413,270
Cameron International Corp. *	35,512	2,639,607
CARBO Ceramics, Inc.	3,145	338,371
Carrizo Oil & Gas, Inc. *	5,996	376,069
Cheniere Energy, Inc. *	39,558	3,174,925
Chesapeake Energy Corp.	85,601	2,328,347
Chevron Corp.	315,282	40,813,255
Cimarex Energy Co.	14,990	2,175,948
Cloud Peak Energy, Inc. *	10,493	164,845
Cobalt International Energy, Inc. *	49,814	764,645
Comstock Resources, Inc.	7,495	182,728
Concho Resources, Inc. *	18,913	2,686,403
ConocoPhillips	202,777	16,469,548
CONSOL Energy, Inc.	36,599	1,474,208
Continental Resources, Inc. *	7,634	1,231,288
Core Laboratories N.V.	7,515	1,187,295
CVR Energy, Inc. (a)	2,998	148,791
Delek US Holdings, Inc.	9,009	315,135
Denbury Resources, Inc.	64,506	1,110,793
Devon Energy Corp.	62,958	4,748,292
Diamond Offshore Drilling, Inc. (a)	10,893	478,638
Diamondback Energy, Inc. *	8,173	705,739
Dresser-Rand Group, Inc. *	12,141	841,371

6 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Dril-Quip, Inc. *	6,943	704,506
Energen Corp.	11,992	965,116
Energy Transfer Partners LP	2,192	125,922
Energy XXI Bermuda Ltd.	17,004	280,566
Ensco plc, Class A	37,600	1,898,048
EOG Resources, Inc.	89,940	9,882,607
EP Energy Corp., Class A *	10,924	211,161
EQT Corp.	25,483	2,524,346
Era Group, Inc. *	2,998	76,779
EXCO Resources, Inc. (a)	28,294	136,660
Exterran Holdings, Inc.	10,521	490,594
Exxon Mobil Corp.	711,206	70,736,549
FMC Technologies, Inc. *	39,162	2,421,778
Forum Energy Technologies, Inc. *	8,239	280,538
Frank’s International N.V.	5,049	101,737
Geospace Technologies Corp. *	1,844	75,825
Green Plains, Inc.	5,512	246,331
Gulfmark Offshore, Inc., Class A	4,497	180,824
Gulfport Energy Corp. *	14,097	824,675
Halcon Resources Corp. *(a)	30,016	165,088
Halliburton Co.	143,084	9,673,909
Helix Energy Solutions Group, Inc. *	16,489	450,480
Helmerich & Payne, Inc.	17,689	1,858,229
Hercules Offshore, Inc. *	26,049	87,785
Hess Corp.	45,071	4,556,678
HollyFrontier Corp.	33,477	1,674,854
Hornbeck Offshore Services, Inc. *	5,996	261,785
Key Energy Services, Inc. *	27,398	172,607
Kinder Morgan, Inc.	110,321	4,441,523
Kodiak Oil & Gas Corp. *	40,509	659,081
Kosmos Energy Ltd. *	15,850	158,817
Laredo Petroleum, Inc. *	11,043	261,057
Magnum Hunter Resources Corp. *	27,196	187,924
Marathon Oil Corp.	118,421	4,936,972
Marathon Petroleum Corp.	49,609	4,514,915
Matador Resources Co. *	8,600	235,296
McDermott International, Inc. *	38,992	280,742
Murphy Oil Corp.	31,479	1,966,493
Nabors Industries Ltd.	49,467	1,345,997
National Oilwell Varco, Inc.	70,453	6,089,253
Newfield Exploration Co. *	21,870	980,213
Newpark Resources, Inc. *	15,020	185,197
Noble Corp. plc	42,215	1,201,439
Noble Energy, Inc.	59,960	4,325,514
Northern Oil & Gas, Inc. *	9,692	163,310
Oasis Petroleum, Inc. *	14,334	705,089
Occidental Petroleum Corp.	129,845	13,468,822
Oceaneering International, Inc.	17,988	1,251,245
Oil States International, Inc. *	8,994	580,563
ONEOK, Inc.	34,078	2,392,276
Paragon Offshore plc *	14,067	131,104
Parker Drilling Co. *	18,569	116,613
Patterson-UTI Energy, Inc.	26,982	931,958
PBF Energy, Inc., Class A	9,134	259,497
PDC Energy, Inc. *	5,996	360,300
Peabody Energy Corp.	45,417	721,222
Phillips 66	93,478	8,134,456
Pioneer Natural Resources Co.	23,292	4,859,876
QEP Resources, Inc.	28,645	1,018,903
Range Resources Corp.	26,982	2,120,515
Resolute Energy Corp. *	13,565	108,927
Rex Energy Corp. *	12,080	184,582
Rice Energy, Inc. *	7,610	222,821
Rosetta Resources, Inc. *	12,006	600,300
Rowan Cos. plc, Class A	20,986	636,296
RPC, Inc.	10,565	240,565
RSP Permian, Inc. *	6,528	186,701
Sanchez Energy Corp. *	7,822	259,612
SandRidge Energy, Inc. *(a)	57,503	301,316
Schlumberger Ltd.	215,890	23,670,180
SEACOR Holdings, Inc. *	2,998	244,637
SemGroup Corp., Class A	7,495	657,536
Seventy Seven Energy, Inc. *	6,111	143,425
SM Energy Co.	10,493	934,297
Solazyme, Inc. *(a)	9,010	84,514
Southwestern Energy Co. *	56,962	2,345,695
Spectra Energy Corp.	109,581	4,565,145
Stone Energy Corp. *	7,845	276,066
Superior Energy Services, Inc.	25,783	924,063
Targa Resources Corp.	5,996	836,742
Teekay Corp.	6,242	382,759
Tesoro Corp.	23,984	1,552,724
TETRA Technologies, Inc. *	13,534	159,701
The Williams Cos., Inc.	130,023	7,728,567
Tidewater, Inc.	8,994	457,525
Transocean Ltd. (a)	56,742	2,193,078
Ultra Petroleum Corp. *(a)	24,797	657,864
Unit Corp. *	7,495	493,246
Valero Energy Corp.	92,938	5,031,663
W&T Offshore, Inc.	14,990	223,651
Weatherford International plc *	124,417	2,947,439
Western Refining, Inc.	10,493	488,239
Whiting Petroleum Corp. *	20,072	1,859,872
World Fuel Services Corp.	11,992	532,205
WPX Energy, Inc. *	31,658	842,736

		353,360,247

Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	7,495	537,317
Costco Wholesale Corp.	71,952	8,711,948
CVS Caremark Corp.	193,190	15,348,945
PriceSmart, Inc.	2,998	268,681
Rite Aid Corp. *	147,259	915,951
Safeway, Inc.	40,863	1,421,215
SpartanNash Co.	6,040	129,800
Sprouts Farmers Market, Inc. *	13,798	426,910
SUPERVALU, Inc. *	34,596	330,392
Sysco Corp.	97,435	3,685,966
The Andersons, Inc.	4,897	336,767
The Fresh Market, Inc. *	6,296	209,972
The Kroger Co.	84,064	4,285,583
United Natural Foods, Inc. *	8,495	546,143
Wal-Mart Stores, Inc.	265,904	20,075,752
Walgreen Co.	145,716	8,818,732
Weis Markets, Inc.	2,998	128,764
Whole Foods Market, Inc.	60,902	2,383,704

		68,562,542

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	331,932	14,299,631

See financial notes 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Archer-Daniels-Midland Co.	108,089	5,389,317
B&G Foods, Inc.	8,994	271,619
Boulder Brands, Inc. *	7,495	100,883
Brown-Forman Corp., Class B	26,420	2,448,077
Bunge Ltd.	23,984	2,030,246
Cal-Maine Foods, Inc.	1,852	146,512
Campbell Soup Co.	29,069	1,302,873
Chiquita Brands International, Inc. *	10,024	139,334
Coca-Cola Enterprises, Inc.	38,514	1,840,199
ConAgra Foods, Inc.	67,599	2,176,688
Constellation Brands, Inc., Class A *	27,150	2,364,493
Darling Ingredients, Inc. *	27,937	538,625
Dean Foods Co.	15,143	245,014
Dr. Pepper Snapple Group, Inc.	32,330	2,034,204
Flowers Foods, Inc.	27,714	542,640
Fresh Del Monte Produce, Inc.	7,495	239,390
General Mills, Inc.	101,348	5,409,956
Hormel Foods Corp.	23,984	1,215,509
Ingredion, Inc.	13,491	1,076,042
J&J Snack Foods Corp.	2,218	210,067
Kellogg Co.	42,498	2,761,095
Keurig Green Mountain, Inc.	21,139	2,818,251
Kraft Foods Group, Inc.	97,602	5,748,758
Lancaster Colony Corp.	3,010	266,114
Lorillard, Inc.	60,929	3,637,461
McCormick & Co., Inc. Non-Voting Shares	21,386	1,490,390
Mead Johnson Nutrition Co.	34,477	3,296,001
Molson Coors Brewing Co., Class B	25,483	1,884,468
Mondelez International, Inc., Class A	280,369	10,146,554
Monster Beverage Corp. *	21,716	1,919,912
PepsiCo, Inc.	250,909	23,206,573
Philip Morris International, Inc.	261,417	22,372,067
Pilgrim’s Pride Corp. *	13,868	414,237
Pinnacle Foods, Inc.	9,959	322,273
Post Holdings, Inc. *	6,577	243,152
Reynolds American, Inc.	51,764	3,026,641
Sanderson Farms, Inc.	3,112	290,412
Seaboard Corp. *	76	220,343
Snyder’s-Lance, Inc.	8,994	245,176
The Boston Beer Co., Inc., Class A *	1,499	331,249
The Coca-Cola Co.	624,512	26,054,641
The Hain Celestial Group, Inc. *	8,595	845,404
The Hershey Co.	25,483	2,329,656
The J.M. Smucker Co.	18,035	1,850,391
The WhiteWave Foods Co. *	28,517	998,665
Tootsie Roll Industries, Inc.	4,758	134,413
TreeHouse Foods, Inc. *	5,996	494,790
Tyson Foods, Inc., Class A	46,469	1,768,610
Universal Corp.	4,497	237,262
Vector Group Ltd.	8,394	200,533

		163,576,811

Health Care Equipment & Services 4.5%
Abaxis, Inc.	3,609	172,330
Abbott Laboratories	248,463	10,495,077
ABIOMED, Inc. *	4,962	129,260
Acadia Healthcare Co., Inc. *	7,524	385,304
Aetna, Inc.	59,348	4,874,251
Air Methods Corp. *	4,839	283,856
Alere, Inc. *	13,491	478,256
Align Technology, Inc. *	11,088	603,853
Allscripts Healthcare Solutions, Inc. *	31,479	465,102
AmerisourceBergen Corp.	38,163	2,953,435
Amsurg Corp. *	7,259	390,462
Analogic Corp.	1,703	122,957
athenahealth, Inc. *	5,996	866,062
Baxter International, Inc.	91,439	6,856,096
Becton Dickinson & Co.	32,079	3,758,696
Bio-Reference Laboratories, Inc. *	3,570	103,709
Boston Scientific Corp. *	233,961	2,966,626
Brookdale Senior Living, Inc. *	29,235	1,021,763
C.R. Bard, Inc.	12,353	1,833,679
Cantel Medical Corp.	6,549	238,842
Cardinal Health, Inc.	55,757	4,109,291
Cardiovascular Systems, Inc. *	4,510	128,490
CareFusion Corp. *	37,475	1,720,477
Centene Corp. *	8,994	702,701
Cerner Corp. *	47,968	2,765,835
Chemed Corp. (a)	3,045	321,582
Cigna Corp.	44,316	4,192,294
Community Health Systems, Inc. *	19,504	1,058,677
Computer Programs & Systems, Inc.	1,696	104,202
CONMED Corp.	4,534	179,093
Covidien plc	77,177	6,701,279
Cyberonics, Inc. *	3,392	194,667
DaVita HealthCare Partners, Inc. *	29,430	2,197,832
DENTSPLY International, Inc.	23,984	1,144,157
DexCom, Inc. *	13,491	596,302
Edwards Lifesciences Corp. *	19,487	1,934,280
Endologix, Inc. *	9,115	125,878
Envision Healthcare Holdings, Inc. *	17,427	637,131
ExamWorks Group, Inc. *	4,140	136,413
Express Scripts Holding Co. *	128,083	9,469,176
Globus Medical, Inc., Class A *	9,523	172,747
Greatbatch, Inc. *	3,404	155,120
Haemonetics Corp. *	8,994	320,996
Hanger, Inc. *	5,030	112,672
HCA Holdings, Inc. *	51,317	3,582,953
Health Net, Inc. *	16,489	778,281
HealthSouth Corp.	14,990	590,456
HealthStream, Inc. *	6,488	168,429
HeartWare International, Inc. *	2,029	164,552
Henry Schein, Inc. *	14,990	1,794,153
Hill-Rom Holdings, Inc.	10,493	459,698
HMS Holdings Corp. *	13,665	312,382
Hologic, Inc. *	46,984	1,168,492
Humana, Inc.	26,982	3,473,663
ICU Medical, Inc. *	1,685	105,464
IDEXX Laboratories, Inc. *	9,008	1,116,722
IMS Health Holdings, Inc. *	8,300	231,570
Insulet Corp. *	7,495	270,644
Integra LifeSciences Holdings Corp. *	4,511	225,505
Intuitive Surgical, Inc. *	6,485	3,048,015

8 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
IPC The Hospitalist Co., Inc. *	1,985	95,955
Kindred Healthcare, Inc.	14,990	309,544
Laboratory Corp. of America Holdings *	16,489	1,768,115
Landauer, Inc.	1,552	56,524
LifePoint Hospitals, Inc. *	8,994	672,751
Magellan Health, Inc. *	5,996	334,937
Masimo Corp. *	8,994	201,825
McKesson Corp.	38,974	7,601,099
MedAssets, Inc. *	9,020	207,460
Medidata Solutions, Inc. *	7,218	335,926
MEDNAX, Inc. *	15,590	892,528
Medtronic, Inc.	165,659	10,577,327
Meridian Bioscience, Inc.	10,493	205,348
Merit Medical Systems, Inc. *	7,495	93,762
Molina Healthcare, Inc. *	4,686	224,178
MWI Veterinary Supply, Inc. *	1,746	248,019
National Healthcare Corp.	1,552	88,930
Natus Medical, Inc. *	5,054	142,068
Neogen Corp. *	6,586	277,271
NuVasive, Inc. *	7,682	269,638
NxStage Medical, Inc. *	9,420	123,590
Omnicare, Inc.	16,307	1,039,897
Omnicell, Inc. *	4,856	136,696
Owens & Minor, Inc.	10,493	360,959
Patterson Cos., Inc.	13,685	551,095
Premier, Inc., Class A *	6,072	191,754
Quality Systems, Inc.	6,540	102,416
Quest Diagnostics, Inc.	25,783	1,629,743
Quidel Corp. *	5,086	120,030
ResMed, Inc. (a)	23,984	1,272,351
Select Medical Holdings Corp.	13,803	193,518
Sirona Dental Systems, Inc. *	9,069	739,214
St. Jude Medical, Inc.	48,779	3,199,415
STERIS Corp.	8,994	506,272
Stryker Corp.	49,023	4,084,106
Team Health Holdings, Inc. *	11,021	644,949
Teleflex, Inc.	7,495	820,553
Tenet Healthcare Corp. *	16,048	981,817
The Cooper Cos., Inc.	7,495	1,221,910
The Ensign Group, Inc.	2,052	71,820
The Spectranetics Corp. *	6,780	192,416
Thoratec Corp. *	8,994	224,850
Tornier NV *	6,168	133,352
UnitedHealth Group, Inc.	163,068	14,134,734
Universal American Corp. *	13,491	115,348
Universal Health Services, Inc., Class B	14,990	1,715,456
Varian Medical Systems, Inc. *	18,193	1,546,769
VCA, Inc. *	13,491	549,758
Volcano Corp. *	8,994	111,885
WellCare Health Plans, Inc. *	7,495	493,621
WellPoint, Inc.	46,543	5,422,725
West Pharmaceutical Services, Inc.	11,992	520,813
Wright Medical Group, Inc. *	8,994	268,381
Zimmer Holdings, Inc.	28,628	2,843,047

		166,540,352

Household & Personal Products 1.8%
Avon Products, Inc.	71,038	997,374
Church & Dwight Co., Inc.	23,984	1,636,668
Colgate-Palmolive Co.	143,706	9,302,089
Coty, Inc., Class A	14,161	243,428
Elizabeth Arden, Inc. *	3,492	59,713
Energizer Holdings, Inc.	10,607	1,288,963
Harbinger Group, Inc. *	9,312	120,590
Herbalife Ltd. (a)	13,747	700,822
Kimberly-Clark Corp.	62,233	6,721,164
Nu Skin Enterprises, Inc., Class A	10,493	469,247
Revlon, Inc., Class A *	4,856	164,958
Spectrum Brands Holdings, Inc.	3,440	297,904
The Clorox Co.	21,133	1,872,384
The Estee Lauder Cos., Inc., Class A	42,342	3,253,136
The Procter & Gamble Co.	448,467	37,272,092
WD-40 Co.	1,927	132,385

		64,532,917

Insurance 3.1%
ACE Ltd.	55,663	5,918,647
Aflac, Inc.	75,978	4,652,893
Alleghany Corp. *	2,638	1,137,321
Allied World Assurance Co. Holdings AG	17,988	665,376
Ambac Financial Group, Inc. *	7,600	183,920
American Equity Investment Life Holding Co.	9,593	237,331
American Financial Group, Inc.	12,538	751,904
American International Group, Inc.	239,045	13,400,863
American National Insurance Co.	545	62,043
AMERISAFE, Inc.	3,004	113,341
AmTrust Financial Services, Inc. (a)	5,030	221,471
Aon plc	48,755	4,249,486
Arch Capital Group Ltd. *	18,830	1,046,571
Argo Group International Holdings Ltd.	4,512	237,512
Arthur J. Gallagher & Co.	25,166	1,188,590
Aspen Insurance Holdings Ltd.	11,992	509,900
Assurant, Inc.	12,594	840,649
Assured Guaranty Ltd.	27,557	665,502
Axis Capital Holdings Ltd.	17,258	832,181
Brown & Brown, Inc.	19,487	635,666
Cincinnati Financial Corp.	25,483	1,225,477
Citizens, Inc. *	6,540	46,761
CNA Financial Corp.	6,012	233,085
CNO Financial Group, Inc.	37,883	676,212
eHealth, Inc. *	2,585	63,436
Employers Holdings, Inc.	5,996	128,374
Endurance Specialty Holdings Ltd.	6,868	398,825
Enstar Group Ltd. *	1,499	212,708
Erie Indemnity Co., Class A	4,511	345,137
Everest Re Group Ltd.	8,031	1,315,799
FBL Financial Group, Inc., Class A	3,270	153,134
First American Financial Corp.	17,988	509,960
FNF Group *	45,079	1,276,186
Genworth Financial, Inc., Class A *	79,447	1,127,353
Greenlight Capital Re Ltd., Class A *	4,497	153,842
HCC Insurance Holdings, Inc.	17,988	901,918
Hilltop Holdings, Inc. *	11,353	240,343
Horace Mann Educators Corp.	6,601	196,710
Infinity Property & Casualty Corp.	1,499	102,502

See financial notes 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Kemper Corp.	8,994	326,932
Lincoln National Corp.	43,041	2,368,977
Loews Corp.	51,201	2,239,532
Maiden Holdings Ltd.	7,860	95,578
Markel Corp. *	2,259	1,490,488
Marsh & McLennan Cos., Inc.	89,072	4,729,723
MBIA, Inc. *	24,496	255,493
Meadowbrook Insurance Group, Inc.	7,625	47,199
Mercury General Corp.	5,996	307,175
MetLife, Inc.	185,889	10,175,564
Montpelier Re Holdings Ltd.	9,135	287,296
National General Holdings Corp.	18,048	338,039
National Interstate Corp.	2,485	69,580
National Western Life Insurance Co., Class A	300	76,200
Old Republic International Corp.	39,118	600,461
OneBeacon Insurance Group Ltd., Class A	3,931	63,014
PartnerRe Ltd.	8,129	907,928
Platinum Underwriters Holdings Ltd.	4,891	305,541
Primerica, Inc.	7,495	377,223
Principal Financial Group, Inc.	46,511	2,525,082
ProAssurance Corp.	9,866	455,809
Protective Life Corp.	13,491	936,275
Prudential Financial, Inc.	76,643	6,874,877
Reinsurance Group of America, Inc.	11,992	995,096
RenaissanceRe Holdings Ltd.	7,531	771,099
RLI Corp.	5,996	268,021
Safety Insurance Group, Inc.	2,998	165,490
Selective Insurance Group, Inc.	8,994	215,586
StanCorp Financial Group, Inc.	7,495	491,072
State Auto Financial Corp.	2,185	47,414
Stewart Information Services Corp.	3,770	121,469
Symetra Financial Corp.	12,319	299,844
The Allstate Corp.	70,146	4,313,278
The Chubb Corp.	39,260	3,609,957
The Hanover Insurance Group, Inc.	6,924	439,328
The Hartford Financial Services Group, Inc.	72,041	2,669,119
The Navigators Group, Inc. *	1,505	96,696
The Progressive Corp.	93,349	2,335,592
The Travelers Cos., Inc.	57,597	5,455,012
Torchmark Corp.	22,701	1,238,340
United Fire Group, Inc.	3,204	93,941
Unum Group	43,859	1,590,766
Validus Holdings Ltd.	15,229	595,606
W.R. Berkley Corp.	18,132	876,682
White Mountains Insurance Group Ltd.	912	578,427
Willis Group Holdings plc	27,934	1,172,390
XL Group plc	47,233	1,614,424

		112,767,564

Materials 3.9%
A. Schulman, Inc.	4,650	180,560
Air Products & Chemicals, Inc.	34,630	4,613,062
Airgas, Inc.	10,907	1,203,915
AK Steel Holding Corp. *	23,350	254,982
Albemarle Corp.	14,990	953,064
Alcoa, Inc.	192,927	3,204,517
Allegheny Technologies, Inc.	16,989	716,426
AptarGroup, Inc.	10,493	673,126
Ashland, Inc.	11,992	1,285,782
Avery Dennison Corp.	17,988	865,762
Axiall Corp.	12,007	499,251
Balchem Corp.	5,996	308,434
Ball Corp.	25,625	1,642,563
Bemis Co., Inc.	17,988	732,831
Berry Plastics Group, Inc. *	19,964	481,332
Boise Cascade Co. *	6,128	184,208
Cabot Corp.	10,493	574,807
Calgon Carbon Corp. *	9,064	192,519
Carpenter Technology Corp.	7,495	410,201
Celanese Corp., Series A	26,982	1,687,454
CF Industries Holdings, Inc.	8,448	2,176,796
Chemtura Corp. *	17,988	444,124
Clearwater Paper Corp. *	4,497	311,192
Cliffs Natural Resources, Inc. (a)	25,788	388,625
Commercial Metals Co.	19,487	336,735
Compass Minerals International, Inc.	5,996	534,064
Crown Holdings, Inc. *	24,278	1,171,899
Cytec Industries, Inc.	7,495	772,285
Deltic Timber Corp.	1,727	114,396
Domtar Corp.	11,992	447,182
E.I. du Pont de Nemours & Co.	151,777	10,033,977
Eagle Materials, Inc.	8,077	823,127
Eastman Chemical Co.	25,483	2,101,583
Ecolab, Inc.	45,753	5,253,359
Ferro Corp. *	13,768	185,593
Flotek Industries, Inc. *	6,508	180,922
FMC Corp.	22,532	1,490,267
Freeport-McMoRan, Inc.	171,189	6,226,144
Globe Specialty Metals, Inc.	7,958	163,457
Graphic Packaging Holding Co. *	54,083	691,722
Greif, Inc., Class A	5,996	287,148
H.B. Fuller Co.	7,737	363,949
Haynes International, Inc.	2,998	148,641
Headwaters, Inc. *	24,392	316,852
Hecla Mining Co.	41,097	134,387
Horsehead Holding Corp. *	6,620	133,658
Huntsman Corp.	33,766	907,968
Innophos Holdings, Inc.	4,497	261,501
Innospec, Inc.	2,385	100,599
International Flavors & Fragrances, Inc.	13,491	1,370,551
International Paper Co.	73,474	3,559,815
Intrepid Potash, Inc. *	6,540	100,258
Kaiser Aluminum Corp.	2,998	241,489
KapStone Paper & Packaging Corp. *	15,030	462,022
Koppers Holdings, Inc.	4,497	166,884
Kraton Performance Polymers, Inc. *	4,795	97,482
Kronos Worldwide, Inc.	7,630	120,630
Louisiana-Pacific Corp. *	22,485	320,861
LSB Industries, Inc. *	3,000	120,150
LyondellBasell Industries N.V., Class A	68,784	7,865,450
Martin Marietta Materials, Inc.	9,712	1,271,884

10 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Materion Corp.	3,104	101,284
MeadWestvaco Corp.	28,481	1,224,683
Minerals Technologies, Inc.	6,024	377,223
Monsanto Co.	86,177	9,966,370
Myers Industries, Inc.	5,996	118,181
Neenah Paper, Inc.	1,952	106,716
NewMarket Corp.	1,625	661,196
Newmont Mining Corp.	82,378	2,231,620
Nucor Corp.	51,472	2,795,959
Olin Corp.	14,990	409,077
OM Group, Inc.	4,497	119,620
Owens-Illinois, Inc. *	28,481	876,930
P.H. Glatfelter Co.	6,440	160,549
Packaging Corp. of America	16,489	1,121,087
Platform Specialty Products Corp. *	15,432	421,448
PolyOne Corp.	14,990	587,908
PPG Industries, Inc.	23,157	4,767,100
Praxair, Inc.	49,467	6,507,384
Quaker Chemical Corp.	2,998	233,844
Rayonier Advanced Materials, Inc. *(a)	6,962	231,208
Reliance Steel & Aluminum Co.	12,039	841,767
Rentech, Inc. *	60,400	135,296
Resolute Forest Products, Inc. *	15,596	268,095
Rock-Tenn Co., Class A	24,266	1,192,917
Rockwood Holdings, Inc.	12,292	995,406
Royal Gold, Inc.	10,508	816,997
RPM International, Inc.	22,485	1,059,718
RTI International Metals, Inc. *	4,655	135,042
Schnitzer Steel Industries, Inc., Class A	4,140	114,637
Schweitzer-Mauduit International, Inc.	5,996	256,869
Sealed Air Corp.	31,748	1,146,103
Sensient Technologies Corp.	8,994	504,653
Sigma-Aldrich Corp.	19,640	2,042,560
Silgan Holdings, Inc.	7,596	382,459
Sonoco Products Co.	16,489	678,687
Steel Dynamics, Inc.	35,976	836,082
Stepan Co.	2,998	144,773
Stillwater Mining Co. *	18,370	340,947
SunCoke Energy, Inc. *	9,500	228,095
The Dow Chemical Co.	200,565	10,740,256
The Mosaic Co.	54,533	2,604,496
The Scotts Miracle-Gro Co., Class A	7,495	432,686
The Sherwin-Williams Co.	14,038	3,061,828
The Valspar Corp.	14,990	1,210,592
TimkenSteel Corp.	6,725	321,321
Tredegar Corp.	3,510	73,043
Tronox Ltd., Class A	13,680	415,325
United States Steel Corp.	23,415	904,990
US Silica Holdings, Inc.	8,800	631,928
Vulcan Materials Co.	21,092	1,336,811
W.R. Grace & Co. *	12,663	1,254,017
Wausau Paper Corp.	2,105	19,198
Westlake Chemical Corp.	6,290	610,948
Worthington Industries, Inc.	10,525	425,631

		142,047,984

Media 3.5%
AMC Networks, Inc., Class A *	10,493	656,599
Cablevision Systems Corp., Class A	35,141	650,460
Carmike Cinemas, Inc. *	3,770	127,690
CBS Corp., Class B Non-Voting Shares	87,356	5,179,337
CBS Outdoor Americas, Inc. REIT	19,981	686,747
Charter Communications, Inc., Class A *	11,585	1,817,339
Cinemark Holdings, Inc.	17,988	634,797
Clear Channel Outdoor Holdings, Inc., Class A	12,412	86,139
Comcast Corp., Class A	430,482	23,560,280
Cumulus Media, Inc., Class A *	12,080	55,447
DIRECTV *	78,186	6,759,180
Discovery Communications, Inc., Class A *	37,797	1,652,485
Discovery Communications, Inc., Class C *	37,797	1,624,137
DISH Network Corp., Class A *	35,009	2,268,933
DreamWorks Animation SKG, Inc., Class A *	11,138	243,198
Gannett Co., Inc.	37,817	1,276,702
Gray Television, Inc. *	9,020	89,569
Harte-Hanks, Inc.	6,540	45,845
John Wiley & Sons, Inc., Class A	7,895	473,305
Lamar Advertising Co., Class A	10,493	550,673
Liberty Global plc, Class A *	56,473	2,466,176
Liberty Global plc, Series C *	66,887	2,804,572
Liberty Media Corp., Class A *	16,903	832,135
Liberty Media Corp., Class C *	33,806	1,638,577
Live Nation Entertainment, Inc. *	22,576	495,769
Loral Space & Communications, Inc. *	2,998	224,610
Meredith Corp.	7,495	349,117
Morningstar, Inc.	3,312	227,468
National CineMedia, Inc.	10,521	153,607
News Corp., Class A *	81,666	1,439,363
Nexstar Broadcasting Group, Inc., Class A	3,858	176,079
Omnicom Group, Inc.	42,180	3,037,382
Regal Entertainment Group, Class A	13,491	283,986
Rentrak Corp. *	1,885	96,248
Scholastic Corp.	3,400	119,136
Scripps Networks Interactive, Inc., Class A	17,375	1,384,961
Sinclair Broadcast Group, Inc., Class A (a)	11,644	338,258
Sirius XM Holdings, Inc. *	517,250	1,877,618
Starz, Class A *	18,135	567,444
The E.W. Scripps Co., Class A *	5,155	97,739
The Interpublic Group of Cos., Inc.	71,987	1,405,906
The Madison Square Garden Co., Class A *	9,447	631,626
The New York Times Co., Class A	26,982	334,037
The Walt Disney Co.	266,321	23,936,932
Time Warner Cable, Inc.	45,683	6,757,886
Time Warner, Inc.	147,183	11,337,507
Time, Inc. *	18,381	431,586

See financial notes 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Twenty-First Century Fox, Inc., Class A	316,472	11,209,438
Viacom, Inc., Class B	64,548	5,238,070

		128,332,095

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	264,533	14,623,384
ACADIA Pharmaceuticals, Inc. *	15,740	377,445
Achillion Pharmaceuticals, Inc. *	20,052	232,002
Acorda Therapeutics, Inc. *	6,237	203,201
Actavis plc *	43,701	9,919,253
Aegerion Pharmaceuticals, Inc. *	3,752	114,624
Affymetrix, Inc. *	12,416	107,647
Agilent Technologies, Inc.	56,962	3,255,948
Akorn, Inc. *	10,584	412,988
Alexion Pharmaceuticals, Inc. *	33,269	5,632,109
Alkermes plc *	24,052	1,075,846
Allergan, Inc.	50,966	8,342,115
Alnylam Pharmaceuticals, Inc. *	9,460	659,078
Amgen, Inc.	125,268	17,459,854
Arena Pharmaceuticals, Inc. *(a)	36,942	152,201
ARIAD Pharmaceuticals, Inc. *(a)	30,660	190,705
Array BioPharma, Inc. *	15,020	59,329
Auxilium Pharmaceuticals, Inc. *(a)	7,495	139,407
AVANIR Pharmaceuticals, Inc. *	24,812	154,331
Bio-Rad Laboratories, Inc., Class A *	2,998	360,539
Biogen Idec, Inc. *	39,047	13,394,683
BioMarin Pharmaceutical, Inc. *	23,218	1,653,586
Bristol-Myers Squibb Co.	274,139	13,885,140
Bruker Corp. *	18,451	370,127
Cambrex Corp. *	4,896	107,320
Celgene Corp. *	132,122	12,554,232
Celldex Therapeutics, Inc. *	12,676	201,675
Cepheid, Inc. *	11,992	480,040
Charles River Laboratories International, Inc. *	7,789	460,330
Clovis Oncology, Inc. *	4,655	221,392
Covance, Inc. *	10,493	869,870
Cubist Pharmaceuticals, Inc. *	12,670	874,610
Depomed, Inc. *	9,562	146,777
Dyax Corp. *	20,379	208,070
Eli Lilly & Co.	163,411	10,386,403
Emergent Biosolutions, Inc. *	7,590	188,991
Endo International plc *	22,130	1,409,902
Exact Sciences Corp. *(a)	14,294	298,030
Exelixis, Inc. *(a)	24,025	99,463
Fluidigm Corp. *	5,196	141,435
Genomic Health, Inc. *	3,396	100,929
Gilead Sciences, Inc. *	253,610	27,283,364
Halozyme Therapeutics, Inc. *	14,990	142,405
Hospira, Inc. *	26,982	1,450,013
Illumina, Inc. *	23,790	4,266,974
ImmunoGen, Inc. *	13,491	159,464
Impax Laboratories, Inc. *	13,495	332,517
Incyte Corp. *	24,518	1,328,876
Intercept Pharmaceuticals, Inc. *	2,100	608,412
InterMune, Inc. *	16,570	1,217,066
Intrexon Corp. *(a)	5,026	101,927
Ironwood Pharmaceuticals, Inc. *	20,730	268,246
Isis Pharmaceuticals, Inc. *	19,582	798,162
Jazz Pharmaceuticals plc *	8,930	1,454,876
Johnson & Johnson	467,276	48,470,539
Keryx Biopharmaceuticals, Inc. *(a)	16,164	294,023
KYTHERA Biopharmaceuticals, Inc. *	2,032	76,424
Lexicon Pharmaceuticals, Inc. *	72,115	109,615
Ligand Pharmaceuticals, Inc., Class B *	3,926	204,309
Luminex Corp. *	7,495	141,281
Mallinckrodt plc *	19,047	1,552,149
MannKind Corp. *(a)	58,975	434,646
Medivation, Inc. *	11,992	1,094,390
Merck & Co., Inc.	487,642	29,312,161
Mettler-Toledo International, Inc. *	4,744	1,283,157
MiMedx Group, Inc. *(a)	12,956	91,210
Momenta Pharmaceuticals, Inc. *	7,781	91,738
Mylan, Inc. *	65,058	3,161,819
Myriad Genetics, Inc. *(a)	14,990	542,488
Nektar Therapeutics *	22,485	320,636
Neurocrine Biosciences, Inc. *	12,080	197,025
Novavax, Inc. *	59,048	276,935
NPS Pharmaceuticals, Inc. *	18,103	546,349
OPKO Health, Inc. *(a)	36,034	320,703
Orexigen Therapeutics, Inc. *(a)	15,220	86,754
Pacira Pharmaceuticals, Inc. *	5,556	601,493
PAREXEL International Corp. *	10,493	592,225
PDL BioPharma, Inc. (a)	29,980	302,498
PerkinElmer, Inc.	20,986	941,222
Perrigo Co., plc	22,025	3,275,998
Pfizer, Inc.	1,056,558	31,052,240
Pharmacyclics, Inc. *	10,779	1,340,800
Prestige Brands Holdings, Inc. *	7,788	269,543
PTC Therapeutics, Inc. *(a)	7,944	251,507
Puma Biotechnology, Inc. *	4,978	1,296,819
Quintiles Transnational Holdings, Inc. *	8,414	472,194
Raptor Pharmaceutical Corp. *(a)	6,368	70,175
Receptos, Inc. *	2,032	103,937
Regeneron Pharmaceuticals, Inc. *	13,165	4,614,596
Salix Pharmaceuticals Ltd. *	10,194	1,621,967
Sangamo BioSciences, Inc. *	12,856	183,841
Sarepta Therapeutics, Inc. *(a)	6,232	142,900
Seattle Genetics, Inc. *	18,707	823,295
Synageva BioPharma Corp. *	3,950	285,071
Techne Corp.	5,996	572,738
TESARO, Inc. *	3,284	97,075
The Medicines Co. *	9,036	231,412
TherapeuticsMD, Inc. *(a)	16,320	90,576
Theravance Biopharma, Inc. *(a)	3,439	100,986
Theravance, Inc. (a)	12,117	285,476
Thermo Fisher Scientific, Inc.	66,111	7,947,203
Ultragenyx Pharmaceutical, Inc. *	4,512	240,760
United Therapeutics Corp. *	8,994	1,059,763
Vertex Pharmaceuticals, Inc. *	40,583	3,797,351
Waters Corp. *	14,990	1,550,416
ZIOPHARM Oncology, Inc. *(a)	50,924	164,484
Zoetis, Inc.	81,335	2,882,512

		316,808,737

Real Estate 3.7%
Acadia Realty Trust	7,548	217,533

12 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Alexander & Baldwin, Inc.	7,495	306,545
Alexander’s, Inc.	699	277,147
Alexandria Real Estate Equities, Inc.	12,456	984,771
Altisource Portfolio Solutions S.A. *(a)	3,326	332,367
Altisource Residential Corp.	9,208	225,964
American Assets Trust, Inc.	4,957	173,743
American Campus Communities, Inc.	16,771	662,622
American Capital Agency Corp.	63,474	1,501,160
American Capital Mortgage Investment Corp.	10,643	219,033
American Homes 4 Rent, Class A	10,877	194,481
American Realty Capital Properties, Inc.	147,706	1,943,811
American Tower Corp.	65,084	6,417,282
Annaly Capital Management, Inc.	151,535	1,803,266
Anworth Mortgage Asset Corp.	24,720	128,297
Apartment Investment & Management Co., Class A	23,990	822,137
Apollo Commercial Real Estate Finance, Inc.	6,280	105,630
Apollo Residential Mortgage, Inc.	5,396	90,923
ARMOUR Residential REIT, Inc.	62,503	264,388
Ashford Hospitality Prime, Inc.	2,229	36,088
Ashford Hospitality Trust, Inc.	11,992	138,987
Associated Estates Realty Corp.	6,601	122,119
AvalonBay Communities, Inc.	19,946	3,073,679
Aviv REIT, Inc.	7,925	231,885
BioMed Realty Trust, Inc.	30,699	689,193
Blackstone Mortgage Trust, Inc., Class A	8,206	238,384
Boston Properties, Inc.	25,483	3,094,146
Brandywine Realty Trust	25,483	408,238
Brixmor Property Group, Inc.	13,732	325,036
Camden Property Trust	13,491	1,009,666
Capstead Mortgage Corp.	17,988	237,801
CareTrust REIT, Inc. *	2,052	35,848
CBL & Associates Properties, Inc.	28,481	541,139
CBRE Group, Inc., Class A *	49,684	1,578,958
Chambers Street Properties	48,320	376,413
Chesapeake Lodging Trust	11,349	349,663
Chimera Investment Corp.	161,982	536,160
Colony Financial, Inc.	14,519	325,516
Columbia Property Trust, Inc.	20,116	516,378
CoreSite Realty Corp.	2,998	105,140
Corporate Office Properties Trust	12,528	355,545
Corrections Corp. of America	19,875	708,345
Cousins Properties, Inc.	27,588	350,092
Crown Castle International Corp.	56,196	4,468,144
CubeSmart	17,988	334,577
CyrusOne, Inc.	6,112	159,156
CYS Investments, Inc.	28,294	266,812
DCT Industrial Trust, Inc.	50,966	405,180
DDR Corp.	51,097	930,987
DiamondRock Hospitality Co.	31,517	419,806
Digital Realty Trust, Inc.	23,004	1,501,011
Douglas Emmett, Inc.	20,986	599,570
Duke Realty Corp.	51,185	952,041
DuPont Fabros Technology, Inc.	10,493	295,483
EastGroup Properties, Inc.	5,996	388,781
Education Realty Trust, Inc.	17,988	195,889
Empire State Realty Trust, Inc., Class A	13,588	223,387
EPR Properties	8,207	467,060
Equity Commonwealth	20,206	543,137
Equity Lifestyle Properties, Inc.	14,990	684,893
Equity One, Inc.	9,450	223,020
Equity Residential	55,543	3,691,943
Essex Property Trust, Inc.	10,690	2,067,980
Excel Trust, Inc.	15,870	205,358
Extra Space Storage, Inc.	18,272	962,934
Federal Realty Investment Trust	10,493	1,309,317
FelCor Lodging Trust, Inc.	20,986	216,995
First Industrial Realty Trust, Inc.	14,990	272,818
First Potomac Realty Trust	7,825	103,603
Forest City Enterprises, Inc., Class A *	26,429	549,723
Forestar Group, Inc. *	4,956	99,120
Franklin Street Properties Corp.	13,491	163,916
Gaming & Leisure Properties, Inc.	15,857	528,038
General Growth Properties, Inc.	93,674	2,301,570
Getty Realty Corp.	3,604	67,611
Glimcher Realty Trust	22,485	252,507
Government Properties Income Trust	12,558	301,643
Hatteras Financial Corp.	15,590	310,241
HCP, Inc.	73,916	3,202,780
Health Care REIT, Inc.	50,419	3,407,316
Healthcare Realty Trust, Inc.	13,797	344,373
Healthcare Trust of America, Inc., Class A	29,294	364,710
Hersha Hospitality Trust	24,262	164,739
Highwoods Properties, Inc.	16,725	711,649
Home Properties, Inc.	8,994	577,595
Hospitality Properties Trust	25,050	737,221
Host Hotels & Resorts, Inc.	122,499	2,795,427
Hudson Pacific Properties, Inc.	15,344	411,986
Inland Real Estate Corp.	12,280	127,835
Invesco Mortgage Capital, Inc.	24,168	425,840
Investors Real Estate Trust	13,765	117,415
iStar Financial, Inc. *	12,016	178,798
Jones Lang LaSalle, Inc.	7,495	1,001,407
Kennedy-Wilson Holdings, Inc.	11,361	296,749
Kilroy Realty Corp.	14,377	909,345
Kimco Realty Corp.	67,455	1,584,518
Kite Realty Group Trust	13,805	355,065
LaSalle Hotel Properties	17,261	630,890
Lexington Realty Trust	29,994	326,335
Liberty Property Trust	24,232	858,297
LTC Properties, Inc.	4,691	192,096
Mack-Cali Realty Corp.	13,811	291,965
Medical Properties Trust, Inc.	26,641	375,372
MFA Financial, Inc.	58,461	493,411
Mid-America Apartment Communities, Inc.	11,469	829,438
National Health Investors, Inc.	4,722	304,616
National Retail Properties, Inc.	20,156	748,594
New Residential Investment Corp.	51,812	324,861
New York Mortgage Trust, Inc.	13,530	107,969
New York REIT, Inc. (a)	24,960	257,338
Newcastle Investment Corp.	19,909	269,771
NorthStar Realty Finance Corp.	30,329	561,390

See financial notes 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Omega Healthcare Investors, Inc.	20,271	763,609
Parkway Properties, Inc.	11,396	236,467
Pebblebrook Hotel Trust	9,348	362,142
Pennsylvania Real Estate Investment Trust	10,493	211,539
PennyMac Mortgage Investment Trust	9,292	206,840
Piedmont Office Realty Trust, Inc., Class A	29,980	584,310
Plum Creek Timber Co., Inc.	29,365	1,193,100
Post Properties, Inc.	8,994	494,850
Potlatch Corp.	7,495	319,887
Prologis, Inc.	82,619	3,382,422
PS Business Parks, Inc.	3,276	267,125
Public Storage	23,984	4,201,517
RAIT Financial Trust	17,552	141,996
Ramco-Gershenson Properties Trust	11,335	192,242
Rayonier, Inc.	20,986	719,190
Realogy Holdings Corp. *	24,871	1,013,991
Realty Income Corp.	39,628	1,772,164
Redwood Trust, Inc.	16,489	319,392
Regency Centers Corp.	14,990	856,529
Resource Capital Corp.	13,868	74,749
Retail Opportunity Investments Corp.	14,265	225,958
Retail Properties of America, Inc., Class A	39,454	624,162
RLJ Lodging Trust	19,776	589,523
Rouse Properties, Inc. (a)	6,204	108,446
Ryman Hospitality Properties, Inc. (a)	8,244	410,139
Sabra Health Care REIT, Inc.	6,040	172,019
Saul Centers, Inc.	1,854	92,422
Select Income REIT	8,304	231,682
Senior Housing Properties Trust	33,405	779,339
Silver Bay Realty Trust Corp.	7,081	118,040
Simon Property Group, Inc.	51,746	8,798,372
SL Green Realty Corp.	15,690	1,715,701
Sovran Self Storage, Inc.	6,595	509,596
Spirit Realty Capital, Inc.	67,735	799,950
STAG Industrial, Inc.	9,036	211,713
Starwood Property Trust, Inc.	33,829	806,822
Starwood Waypoint Residential Trust *	6,697	185,373
Strategic Hotels & Resorts, Inc. *	39,840	473,299
Summit Hotel Properties, Inc.	15,870	173,777
Sun Communities, Inc.	7,689	412,361
Sunstone Hotel Investors, Inc.	30,905	450,286
Tanger Factory Outlet Centers, Inc.	15,195	530,457
Taubman Centers, Inc.	10,493	799,252
The Geo Group, Inc.	13,563	507,527
The Howard Hughes Corp. *	4,997	791,375
The Macerich Co.	22,485	1,468,046
The St. Joe Co. *	16,489	357,152
Two Harbors Investment Corp.	57,546	616,893
UDR, Inc.	40,826	1,221,514
Universal Health Realty Income Trust	2,998	132,422
Ventas, Inc.	48,268	3,175,069
Vornado Realty Trust	28,761	3,044,927
Washington Prime Group, Inc.	25,873	505,041
Washington REIT	10,493	291,496
Weingarten Realty Investors	20,986	718,141
Western Asset Mortgage Capital Corp.	7,112	108,102
Weyerhaeuser Co.	95,010	3,225,589
WP Carey, Inc.	9,038	617,115

		136,120,040

Retailing 4.2%
Aaron’s, Inc.	13,491	345,639
Abercrombie & Fitch Co., Class A	11,027	460,929
Advance Auto Parts, Inc.	12,006	1,637,859
Amazon.com, Inc. *	61,548	20,867,234
American Eagle Outfitters, Inc.	19,560	275,405
ANN, Inc. *	9,111	377,560
Asbury Automotive Group, Inc. *	4,823	336,067
Ascena Retail Group, Inc. *	23,984	417,082
AutoNation, Inc. *	10,551	572,392
AutoZone, Inc. *	5,417	2,918,896
Barnes & Noble, Inc. *	6,561	156,545
Bed Bath & Beyond, Inc. *	36,048	2,316,444
Best Buy Co., Inc.	43,817	1,397,324
Big Lots, Inc.	10,621	492,283
Blue Nile, Inc. *	1,752	49,757
Brown Shoe Co., Inc.	9,006	268,739
Cabela’s, Inc. *	7,777	474,553
CarMax, Inc. *	37,475	1,963,690
Chico’s FAS, Inc.	29,980	473,684
Conn’s, Inc. *	4,180	187,389
Core-Mark Holding Co., Inc.	2,998	144,384
CST Brands, Inc.	12,693	442,224
Dick’s Sporting Goods, Inc.	15,390	693,627
Dillard’s, Inc., Class A	5,996	685,463
Dollar General Corp. *	49,793	3,186,254
Dollar Tree, Inc. *	34,106	1,828,934
DSW, Inc., Class A	12,422	384,337
Expedia, Inc.	17,487	1,502,133
Express, Inc. *	13,983	242,465
Family Dollar Stores, Inc.	15,468	1,234,810
Five Below, Inc. *	6,172	250,336
Foot Locker, Inc.	26,982	1,513,960
Francesca’s Holdings Corp. *	7,850	109,900
Fred’s, Inc., Class A	4,956	70,524
FTD Cos., Inc. *	2,559	84,754
GameStop Corp., Class A	19,875	838,725
Genesco, Inc. *	4,497	356,612
Genuine Parts Co.	25,483	2,235,878
GNC Holdings, Inc., Class A	15,876	602,494
Group 1 Automotive, Inc.	4,497	360,480
Groupon, Inc. *	60,315	410,142
Guess?, Inc.	9,445	221,391
Hibbett Sports, Inc. *	3,592	163,185
HomeAway, Inc. *	9,466	314,271
HSN, Inc.	6,090	368,993
J.C. Penney Co., Inc. *(a)	53,184	574,387
Kohl’s Corp.	34,935	2,053,829
L Brands, Inc.	39,168	2,500,877
Lands’ End, Inc. *	1,556	53,651
Liberty Interactive Corp., Class A *	84,567	2,496,418
Liberty TripAdvisor Holdings, Inc., Class A *	12,164	435,106

14 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Liberty Ventures, Series A *	12,164	463,327
Lithia Motors, Inc., Class A	2,998	262,085
LKQ Corp. *	48,368	1,373,651
Lowe’s Cos., Inc.	164,927	8,660,317
Lumber Liquidators Holdings, Inc. *	3,670	209,997
Macy’s, Inc.	60,569	3,772,843
Mattress Firm Holding Corp. *(a)	2,670	152,964
Monro Muffler Brake, Inc.	4,707	243,587
Murphy USA, Inc. *	7,769	423,177
Netflix, Inc. *	9,694	4,630,242
Nordstrom, Inc.	24,525	1,698,356
O’Reilly Automotive, Inc. *	18,423	2,873,620
Office Depot, Inc. *	82,839	424,136
Outerwall, Inc. *(a)	4,570	269,310
Penske Automotive Group, Inc.	6,350	304,610
PetSmart, Inc.	18,131	1,297,636
Pier 1 Imports, Inc.	17,988	283,491
Pool Corp.	8,994	509,600
Rent-A-Center, Inc.	9,259	257,956
Restoration Hardware Holdings, Inc. *(a)	4,657	390,583
Ross Stores, Inc.	37,683	2,842,052
Sally Beauty Holdings, Inc. *	25,483	710,466
Sears Holdings Corp. *(a)	7,798	271,370
Select Comfort Corp. *	10,493	234,728
Shutterfly, Inc. *	6,012	306,672
Signet Jewelers Ltd.	13,491	1,590,184
Sonic Automotive, Inc., Class A	7,505	185,374
Stage Stores, Inc.	5,996	104,750
Staples, Inc.	96,815	1,130,799
Target Corp.	103,705	6,229,559
The Buckle, Inc. (a)	4,497	221,162
The Cato Corp., Class A	4,516	156,570
The Children’s Place, Inc.	3,392	182,354
The Finish Line, Inc., Class A	7,939	235,233
The Gap, Inc.	42,880	1,978,912
The Home Depot, Inc.	226,227	21,152,225
The Men’s Wearhouse, Inc.	8,994	485,946
The Pep Boys-Manny, Moe & Jack *	6,540	72,725
The Priceline Group, Inc. *	8,639	10,749,594
The TJX Cos., Inc.	120,166	7,163,095
Tiffany & Co.	19,534	1,971,762
Tractor Supply Co.	23,984	1,605,729
TripAdvisor, Inc. *	18,062	1,789,764
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,493	1,021,074
Urban Outfitters, Inc. *	18,330	729,351
Vitamin Shoppe, Inc. *	5,996	234,983
Williams-Sonoma, Inc.	13,885	913,216

		155,121,152

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc. *	5,056	97,328
Advanced Micro Devices, Inc. *(a)	99,144	413,430
Altera Corp.	53,964	1,907,088
Amkor Technology, Inc. *	22,745	236,548
Analog Devices, Inc.	51,644	2,640,041
Applied Materials, Inc.	203,897	4,711,040
Applied Micro Circuits Corp. *	10,695	90,587
Atmel Corp. *	74,950	664,057
Avago Technologies Ltd.	40,885	3,356,250
Broadcom Corp., Class A	90,324	3,556,959
Brooks Automation, Inc.	11,992	135,989
Cabot Microelectronics Corp. *	4,497	192,921
Cavium, Inc. *	7,681	431,519
Cirrus Logic, Inc. *	12,093	292,409
Cree, Inc. *	20,996	956,578
Cypress Semiconductor Corp. *	23,465	259,288
Diodes, Inc. *	5,996	152,598
Entegris, Inc. *	22,485	272,968
Exar Corp. *	7,925	79,012
Fairchild Semiconductor International, Inc. *	20,081	352,422
First Solar, Inc. *	11,457	798,324
Freescale Semiconductor Ltd. *	16,086	338,610
GT Advanced Technologies, Inc. *(a)	20,005	356,289
Integrated Device Technology, Inc. *	23,049	379,156
Intel Corp.	825,949	28,842,139
International Rectifier Corp. *	11,992	472,485
Intersil Corp., Class A	23,011	346,200
KLA-Tencor Corp.	28,481	2,176,518
Kulicke & Soffa Industries, Inc. *	13,491	198,183
Lam Research Corp.	29,999	2,157,228
Lattice Semiconductor Corp. *	18,712	140,527
Linear Technology Corp.	37,628	1,697,399
Marvell Technology Group Ltd.	66,752	928,520
Maxim Integrated Products, Inc.	48,062	1,484,635
Micrel, Inc.	7,660	95,980
Microchip Technology, Inc.	31,479	1,537,120
Micron Technology, Inc. *	173,020	5,640,452
Microsemi Corp. *	16,489	439,267
MKS Instruments, Inc.	8,994	305,256
Monolithic Power Systems, Inc.	4,955	236,750
NVIDIA Corp.	101,005	1,964,547
OmniVision Technologies, Inc. *	9,234	250,334
ON Semiconductor Corp. *	71,952	702,251
PMC-Sierra, Inc. *	35,976	265,503
Power Integrations, Inc.	4,525	270,504
Rambus, Inc. *	17,988	223,231
RF Micro Devices, Inc. *	58,461	729,009
Semtech Corp. *	11,992	312,452
Silicon Image, Inc. *	15,120	76,507
Silicon Laboratories, Inc. *	7,495	339,748
Skyworks Solutions, Inc.	31,479	1,783,600
Spansion, Inc., Class A *	7,660	170,818
SunEdison, Inc. *	40,527	892,810
SunPower Corp. *	12,389	473,508
Synaptics, Inc. *	5,996	492,272
Teradyne, Inc.	29,980	617,288
Tessera Technologies, Inc.	8,994	265,953
Texas Instruments, Inc.	180,644	8,703,428
TriQuint Semiconductor, Inc. *	26,982	557,583
Ultratech, Inc. *	5,996	155,057
Veeco Instruments, Inc. *	6,143	217,278
Xilinx, Inc.	44,579	1,883,463

		90,717,214

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 9.9%
Accenture plc, Class A	106,658	8,645,697
ACI Worldwide, Inc. *	18,558	361,324
Activision Blizzard, Inc.	79,993	1,883,035
Acxiom Corp. *	14,990	277,990
Adobe Systems, Inc. *	79,716	5,731,580
Advent Software, Inc.	5,996	193,731
Akamai Technologies, Inc. *	29,980	1,811,392
Alliance Data Systems Corp. *	8,642	2,287,019
Amdocs Ltd.	26,071	1,227,944
ANSYS, Inc. *	15,137	1,230,638
AOL, Inc. *	16,547	715,161
Aspen Technology, Inc. *	15,143	622,226
Autodesk, Inc. *	37,475	2,010,159
Automatic Data Processing, Inc.	79,641	6,648,431
Bankrate, Inc. *	5,155	72,376
Blackbaud, Inc.	10,493	408,073
Blackhawk Network Holdings, Inc., Class B *	6,666	183,115
Blucora, Inc. *	6,208	96,721
Booz Allen Hamilton Holding Corp.	8,252	183,029
Bottomline Technologies (de), Inc. *	7,495	211,059
Broadridge Financial Solutions, Inc.	21,007	893,638
BroadSoft, Inc. *	4,497	107,298
CA, Inc.	55,916	1,579,068
CACI International, Inc., Class A *	4,497	324,324
Cadence Design Systems, Inc. *	50,283	886,992
Cardtronics, Inc. *	7,495	266,072
Cass Information Systems, Inc.	1,739	81,594
Citrix Systems, Inc. *	30,303	2,129,089
Cognizant Technology Solutions Corp., Class A *	100,973	4,617,495
CommVault Systems, Inc. *	7,495	413,274
Computer Sciences Corp.	25,483	1,523,629
Compuware Corp.	38,974	364,407
comScore, Inc. *	5,178	198,369
Comverse, Inc. *	3,269	80,712
Concur Technologies, Inc. *	7,495	752,348
Constant Contact, Inc. *	5,549	172,962
Convergys Corp.	20,986	402,931
Conversant, Inc. *	13,491	371,542
CoreLogic, Inc. *	16,930	478,611
Cornerstone OnDemand, Inc. *	7,575	283,608
CoStar Group, Inc. *	4,497	650,941
CSG Systems International, Inc.	5,996	166,209
Dealertrack Technologies, Inc. *	6,996	313,141
Demandware, Inc. *	4,736	251,718
Dice Holdings, Inc. *	9,012	76,512
Digital River, Inc. *	6,601	100,797
DST Systems, Inc.	5,996	556,489
eBay, Inc. *	193,444	10,736,142
Electronic Arts, Inc. *	53,964	2,041,998
Ellie Mae, Inc. *	2,052	73,462
Envestnet, Inc. *	4,953	227,888
EPAM Systems, Inc. *	3,504	131,926
Epiq Systems, Inc.	5,056	73,565
Equinix, Inc. *	8,174	1,784,057
Euronet Worldwide, Inc. *	8,994	479,380
EVERTEC, Inc.	9,052	208,468
ExlService Holdings, Inc. *	4,497	122,633
Facebook, Inc., Class A *	284,400	21,278,808
FactSet Research Systems, Inc.	7,495	954,863
Fair Isaac Corp.	4,953	288,116
Fidelity National Information Services, Inc.	49,907	2,832,222
FireEye, Inc. *	5,054	157,382
Fiserv, Inc. *	44,998	2,901,021
FleetCor Technologies, Inc. *	12,153	1,746,265
Forrester Research, Inc.	1,952	75,855
Fortinet, Inc. *	21,064	543,662
Gartner, Inc. *	14,990	1,118,104
Genpact Ltd. *	21,439	373,039
Global Cash Access Holdings, Inc. *	10,564	82,505
Global Eagle Entertainment, Inc. *	15,280	192,834
Global Payments, Inc.	12,534	911,472
Gogo, Inc. *(a)	3,684	62,370
Google, Inc., Class A *	46,741	27,220,089
Google, Inc., Class C *	46,941	26,831,476
Guidewire Software, Inc. *	11,030	502,416
Heartland Payment Systems, Inc.	5,096	243,436
IAC/InterActiveCorp	13,491	938,839
iGATE Corp. *	6,447	241,247
Infoblox, Inc. *	8,110	109,080
Informatica Corp. *	17,089	581,966
Interactive Intelligence Group, Inc. *	1,952	83,565
International Business Machines Corp.	157,475	30,282,442
Intuit, Inc.	48,540	4,037,557
j2 Global, Inc.	7,616	407,075
Jack Henry & Associates, Inc.	14,990	866,572
Leidos Holdings, Inc.	11,385	428,645
LinkedIn Corp., Class A *	15,795	3,565,721
LogMeIn, Inc. *	3,452	145,951
Manhattan Associates, Inc. *	17,988	519,493
ManTech International Corp., Class A	7,640	221,407
MasterCard, Inc., Class A	168,339	12,761,780
MAXIMUS, Inc.	9,832	405,078
Mentor Graphics Corp.	15,902	346,823
MICROS Systems, Inc. *	13,491	916,983
Microsoft Corp.	1,248,510	56,719,809
MicroStrategy, Inc., Class A *	1,499	208,256
Monotype Imaging Holdings, Inc.	5,996	176,222
Monster Worldwide, Inc. *	16,320	94,166
NetScout Systems, Inc. *	5,009	230,765
NetSuite, Inc. *	4,544	398,236
NeuStar, Inc., Class A *	9,108	268,595
NIC, Inc.	8,994	168,548
Nuance Communications, Inc. *	39,613	673,817
Oracle Corp.	571,843	23,748,640
Pandora Media, Inc. *	27,130	733,595
Paychex, Inc.	53,964	2,247,601
Pegasystems, Inc.	6,240	138,528
Progress Software Corp. *	9,472	219,372
Proofpoint, Inc. *	4,756	189,669
PROS Holdings, Inc. *	3,504	89,667
PTC, Inc. *	19,714	762,735
Qlik Technologies, Inc. *	14,648	413,513

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
QuinStreet, Inc. *	9,012	43,167
Rackspace Hosting, Inc. *	17,988	622,385
RealPage, Inc. *	8,488	136,827
Red Hat, Inc. *	31,479	1,917,701
Rovi Corp. *	18,326	423,880
Sabre Corp.	8,090	147,481
Salesforce.com, Inc. *	93,297	5,512,920
Sapient Corp. *	17,057	247,497
Science Applications International Corp.	6,506	300,057
ServiceNow, Inc. *	16,057	981,564
Shutterstock, Inc. *	1,742	123,334
SolarWinds, Inc. *	9,571	409,543
Solera Holdings, Inc.	10,893	664,037
Splunk, Inc. *	14,550	784,972
SPS Commerce, Inc. *	2,385	133,417
SS&C Technologies Holdings, Inc. *	9,746	441,104
Sykes Enterprises, Inc. *	6,508	136,278
Symantec Corp.	119,004	2,889,417
Synchronoss Technologies, Inc. *	5,996	264,843
Synopsys, Inc. *	24,237	991,293
Syntel, Inc. *	1,909	170,607
Tableau Software, Inc., Class A *	5,586	365,827
Take-Two Interactive Software, Inc. *	14,990	352,415
Tangoe, Inc. *	4,856	67,596
TeleTech Holdings, Inc. *	6,066	162,872
Teradata Corp. *	26,487	1,209,661
The Ultimate Software Group, Inc. *	4,497	661,014
The Western Union Co.	88,332	1,543,160
TIBCO Software, Inc. *	24,572	512,080
TiVo, Inc. *	22,485	316,814
Total System Services, Inc.	26,018	818,526
Trulia, Inc. *(a)	6,232	384,078
Twitter, Inc. *	13,088	651,128
Tyler Technologies, Inc. *	5,996	534,004
Unisys Corp. *	7,495	175,458
United Online, Inc.	1,918	24,493
Vantiv, Inc., Class A *	24,247	758,446
VeriFone Systems, Inc. *	20,381	711,705
Verint Systems, Inc. *	8,166	409,362
VeriSign, Inc. *	24,118	1,376,535
Virtusa Corp. *	3,604	122,716
Visa, Inc., Class A	83,115	17,663,600
VMware, Inc., Class A *	13,683	1,348,870
Web.com Group, Inc. *	5,996	113,624
WebMD Health Corp. *	7,907	382,303
WEX, Inc. *	6,143	698,152
Workday, Inc., Class A *	5,003	455,623
Xerox Corp.	181,457	2,505,921
Yahoo! Inc. *	159,349	6,136,530
Yelp, Inc. *	9,453	779,116
Zillow, Inc., Class A *	3,494	501,249
Zynga, Inc., Class A *	99,682	288,579

		360,755,663

Technology Hardware & Equipment 6.2%
3D Systems Corp. *(a)	17,528	937,923
ADTRAN, Inc.	10,493	242,178
Amphenol Corp., Class A	26,982	2,779,416
Anixter International, Inc.	4,544	405,461
Apple, Inc.	998,095	102,304,737
ARRIS Group, Inc. *	22,485	688,266
Arrow Electronics, Inc. *	17,130	1,066,342
Aruba Networks, Inc. *	16,489	352,040
Avnet, Inc.	25,483	1,134,248
AVX Corp.	10,551	145,393
Badger Meter, Inc.	1,985	103,379
Belden, Inc.	8,994	657,192
Benchmark Electronics, Inc. *	9,182	226,153
Black Box Corp.	2,052	48,530
Brocade Communications Systems, Inc.	75,315	794,573
CalAmp Corp. *	6,540	126,091
CDW Corp.	14,745	487,175
Checkpoint Systems, Inc. *	7,925	109,761
Ciena Corp. *	14,990	310,143
Cisco Systems, Inc.	848,800	21,211,512
Cognex Corp. *	14,990	629,280
Coherent, Inc. *	4,497	289,922
CommScope Holding Co., Inc. *	14,626	376,766
Comtech Telecommunications Corp.	3,140	119,446
Corning, Inc.	216,076	4,507,345
Cray, Inc. *	5,155	145,423
Daktronics, Inc.	7,760	102,122
Diebold, Inc.	10,493	398,419
Dolby Laboratories, Inc., Class A *	7,937	369,705
DTS, Inc. *	3,104	74,155
EchoStar Corp., Class A *	6,270	316,196
Electro Rent Corp.	3,604	54,529
Electronics For Imaging, Inc. *	7,495	330,080
EMC Corp.	341,429	10,082,398
F5 Networks, Inc. *	12,637	1,569,389
Fabrinet *	6,008	97,270
FARO Technologies, Inc. *	4,497	260,871
FEI Co.	7,067	593,911
Finisar Corp. *	14,990	304,447
FLIR Systems, Inc.	25,483	861,071
Harmonic, Inc. *	24,160	158,731
Harris Corp.	18,282	1,305,152
Hewlett-Packard Co.	312,792	11,886,096
II-VI, Inc. *	12,012	167,688
Infinera Corp. *	29,980	317,188
Ingram Micro, Inc., Class A *	25,483	734,675
Insight Enterprises, Inc. *	7,495	196,669
InterDigital, Inc.	7,495	332,553
InvenSense, Inc. *(a)	10,625	274,656
IPG Photonics Corp. *	4,591	315,310
Itron, Inc. *	5,996	253,151
Ixia *	9,033	86,897
Jabil Circuit, Inc.	32,978	711,665
JDS Uniphase Corp. *	40,473	467,463
Juniper Networks, Inc.	78,021	1,809,307
Knowles Corp. *	13,855	456,107
Lexmark International, Inc., Class A	10,169	514,145
Littelfuse, Inc.	2,998	275,546
Measurement Specialties, Inc. *	2,085	178,935
Methode Electronics, Inc.	6,608	222,822
Motorola Solutions, Inc.	38,624	2,294,266

See financial notes 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
MTS Systems Corp.	1,930	137,184
National Instruments Corp.	16,489	546,610
NCR Corp. *	25,483	870,499
NetApp, Inc.	54,040	2,278,326
NETGEAR, Inc. *	5,996	199,187
Newport Corp. *	6,108	115,258
OSI Systems, Inc. *	3,045	212,419
Palo Alto Networks, Inc. *	7,108	604,109
Park Electrochemical Corp.	3,370	94,832
Plantronics, Inc.	8,994	429,284
Plexus Corp. *	5,039	207,556
Polycom, Inc. *	22,615	299,649
QLogic Corp. *	9,804	88,726
QUALCOMM, Inc.	278,047	21,159,377
Quantum Corp. *	46,712	58,390
Riverbed Technology, Inc. *	26,456	498,431
Rofin-Sinar Technologies, Inc. *	4,690	112,372
Rogers Corp. *	1,985	119,457
SanDisk Corp.	37,093	3,633,630
Sanmina Corp. *	11,992	281,572
ScanSource, Inc. *	3,574	137,813
Seagate Technology plc	53,657	3,357,855
Sonus Networks, Inc. *	42,489	160,184
Super Micro Computer, Inc. *	6,040	147,920
SYNNEX Corp. *	3,454	240,882
TE Connectivity Ltd.	69,052	4,328,179
Tech Data Corp. *	7,495	505,913
Trimble Navigation Ltd. *	41,972	1,395,989
TTM Technologies, Inc. *	9,559	73,126
Ubiquiti Networks, Inc. *(a)	5,101	231,381
Universal Display Corp. *	6,538	227,130
ViaSat, Inc. *	7,495	426,765
Vishay Intertechnology, Inc.	22,956	367,296
Western Digital Corp.	35,171	3,622,965
Zebra Technologies Corp., Class A *	8,994	701,802

		226,444,348

Telecommunication Services 2.2%
AT&T, Inc.	858,408	30,009,944
Atlantic Tele-Network, Inc.	2,998	175,803
CenturyLink, Inc.	98,173	4,024,111
Cincinnati Bell, Inc. *	34,910	128,120
Cogent Communications Holdings, Inc.	7,495	259,777
Consolidated Communications Holdings, Inc.	4,497	109,637
Frontier Communications Corp.	163,391	1,111,059
General Communication, Inc., Class A *	10,582	118,942
Globalstar, Inc. *	40,486	161,134
Level 3 Communications, Inc. *	26,982	1,213,111
Premiere Global Services, Inc. *	10,493	138,193
SBA Communications Corp., Class A *	21,267	2,345,537
Shenandoah Telecommunications Co.	6,340	175,111
Spok Holdings, Inc.	9,110	134,828
Sprint Corp. *	141,526	793,961
T-Mobile US, Inc. *	42,102	1,266,428
Telephone & Data Systems, Inc.	19,487	513,287
tw telecom, Inc. *	25,483	1,045,695
United States Cellular Corp. *	2,998	113,084
Verizon Communications, Inc.	684,790	34,116,238
Vonage Holdings Corp. *	58,515	201,877
Windstream Holdings, Inc. (a)	97,435	1,101,015

		79,256,892

Transportation 2.2%
Alaska Air Group, Inc.	23,984	1,111,419
Allegiant Travel Co.	2,998	368,334
AMERCO	967	268,642
American Airlines Group, Inc.	119,161	4,636,555
ArcBest Corp.	4,846	173,971
Avis Budget Group, Inc. *	20,549	1,387,263
C.H. Robinson Worldwide, Inc.	24,744	1,689,025
Con-way, Inc.	9,080	465,350
CSX Corp.	166,911	5,159,219
Delta Air Lines, Inc.	141,154	5,586,875
Expeditors International of Washington, Inc.	34,477	1,423,900
FedEx Corp.	45,939	6,793,459
Forward Air Corp.	5,996	277,555
Genesee & Wyoming, Inc., Class A *	7,495	736,983
Hawaiian Holdings, Inc. *	9,858	153,785
Heartland Express, Inc.	8,000	187,600
Hertz Global Holdings, Inc. *	73,751	2,179,342
Hub Group, Inc., Class A *	6,124	266,333
J.B. Hunt Transport Services, Inc.	15,728	1,188,250
JetBlue Airways Corp. *	46,469	568,316
Kansas City Southern	18,012	2,077,864
Kirby Corp. *	8,994	1,072,894
Knight Transportation, Inc.	7,495	189,998
Landstar System, Inc.	8,994	610,378
Matson, Inc.	7,495	202,290
Norfolk Southern Corp.	52,529	5,620,603
Old Dominion Freight Line, Inc. *	11,051	736,770
Roadrunner Transportation Systems, Inc. *	3,504	88,231
Ryder System, Inc.	8,994	812,518
Saia, Inc. *	6,812	323,366
SkyWest, Inc.	7,930	71,132
Southwest Airlines Co.	115,758	3,705,414
Spirit Airlines, Inc. *	14,204	999,820
Swift Transportation Co. *	18,537	392,614
Union Pacific Corp.	150,094	15,800,395
United Continental Holdings, Inc. *	60,142	2,863,361
United Parcel Service, Inc., Class B	116,348	11,324,151
Werner Enterprises, Inc.	6,584	163,942
Wesco Aircraft Holdings, Inc. *	7,771	142,520
XPO Logistics, Inc. *	8,450	261,696

		82,082,133

Utilities 3.0%
AES Corp.	105,341	1,599,076
AGL Resources, Inc.	18,585	990,766
ALLETE, Inc.	7,495	364,782
Alliant Energy Corp.	17,988	1,052,118
Ameren Corp.	39,432	1,576,886

18 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
American Electric Power Co., Inc.	80,946	4,346,800
American States Water Co.	5,996	193,671
American Water Works Co., Inc.	28,484	1,441,575
Aqua America, Inc.	27,804	695,378
Atmos Energy Corp.	18,046	912,406
Avista Corp.	11,992	389,260
Black Hills Corp.	6,520	350,320
California Water Service Group	6,384	155,514
Calpine Corp. *	64,463	1,532,285
CenterPoint Energy, Inc.	69,513	1,726,703
Chesapeake Utilities Corp.	2,170	149,665
Cleco Corp.	9,394	530,009
CMS Energy Corp.	44,970	1,373,384
Connecticut Water Service, Inc.	3,252	107,153
Consolidated Edison, Inc.	47,968	2,776,868
Dominion Resources, Inc.	97,773	6,865,620
DTE Energy Co.	29,165	2,282,161
Duke Energy Corp.	117,517	8,695,083
Dynegy, Inc. *	16,721	546,442
Edison International	52,971	3,132,705
El Paso Electric Co.	7,495	294,853
Entergy Corp.	29,980	2,320,752
Exelon Corp.	141,286	4,721,778
FirstEnergy Corp.	69,034	2,363,724
Great Plains Energy, Inc.	24,490	628,658
Hawaiian Electric Industries, Inc. (a)	14,990	380,596
IDACORP, Inc.	8,994	510,140
Integrys Energy Group, Inc.	12,392	841,293
ITC Holdings Corp.	29,525	1,102,759
MDU Resources Group, Inc.	30,486	954,517
MGE Energy, Inc.	4,989	200,707
Middlesex Water Co.	3,270	67,133
National Fuel Gas Co.	13,577	1,037,826
New Jersey Resources Corp.	7,495	391,464
NextEra Energy, Inc.	72,366	7,124,433
NiSource, Inc.	50,207	1,991,712
Northeast Utilities	51,585	2,367,236
Northwest Natural Gas Co.	5,996	272,578
NorthWestern Corp.	5,996	289,487
NRG Energy, Inc.	56,854	1,749,966
NRG Yield, Inc., Class A	6,278	341,460
OGE Energy Corp.	30,980	1,162,370
ONE Gas, Inc.	8,434	315,685
Ormat Technologies, Inc.	6,411	176,495
Otter Tail Corp.	4,853	138,262
Pattern Energy Group, Inc.	6,312	203,467
Pepco Holdings, Inc.	42,264	1,164,796
PG&E Corp.	76,463	3,554,000
Piedmont Natural Gas Co., Inc.	11,093	414,878
Pinnacle West Capital Corp.	17,988	1,024,417
PNM Resources, Inc.	13,491	353,599
Portland General Electric Co.	11,992	413,364
PPL Corp.	108,216	3,747,520
Public Service Enterprise Group, Inc.	83,944	3,138,666
Questar Corp.	28,634	673,185
SCANA Corp.	24,036	1,248,430
Sempra Energy	37,475	3,971,226
SJW Corp.	6,861	187,580
South Jersey Industries, Inc.	5,996	347,468
Southwest Gas Corp.	7,495	391,314
TECO Energy, Inc.	38,791	702,117
The Empire District Electric Co. (a)	6,352	164,199
The Laclede Group, Inc.	7,935	392,386
The Southern Co.	147,564	6,551,842
UGI Corp.	17,988	953,004
UIL Holdings Corp.	9,495	353,689
Unitil Corp.	4,957	161,549
Vectren Corp.	13,491	556,234
Westar Energy, Inc.	19,973	737,603
WGL Holdings, Inc.	8,994	391,149
Wisconsin Energy Corp.	38,974	1,766,691
Xcel Energy, Inc.	82,499	2,644,093

		111,740,980

Total Common Stock
(Cost $2,788,904,595)		3,644,576,745

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	2,472,527	2,472,527

Securities Lending Collateral 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	16,438,020	16,438,020

Total Other Investment Companies
(Cost $18,910,547)		18,910,547

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(c)(d)	8,528	21,491

Total Rights
(Cost $21,491)		21,491

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%

U.S. Treasury Bills
0.01%, 09/18/14 (f)(g)	100,000	99,999
0.03%, 09/18/14 (f)(g)	75,000	74,999

Total Short-Term Investments
(Cost $174,998)		174,998

End of Investments

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings continued

At 08/31/14, the tax basis cost of the fund’s investments was $2,808,455,447 and the unrealized appreciation and depreciation were $871,220,916 and ($15,992,582), respectively, with a net unrealized appreciation of $855,228,334.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,065,535.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	35	3,502,450	19,758

20 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,468,449,443	3,183,461,956
0.3%		Other Investment Companies	8,789,999	8,859,615
0.0%		Short-Term Investment	100,000	100,000

100.0%		Total Investments	2,477,339,442	3,192,421,571
(0	.0)%	Other Assets and Liabilities, Net		(777,093)

100.0%		Net Assets		3,191,644,478

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	15,505	1,607,714
BorgWarner, Inc.	36,476	2,268,442
Delphi Automotive plc	45,393	3,158,445
Ford Motor Co.	643,119	11,196,702
General Motors Co.	216,078	7,519,514
Harley-Davidson, Inc.	35,961	2,285,681
Johnson Controls, Inc.	110,497	5,393,359
Lear Corp.	12,843	1,298,813
Tesla Motors, Inc. *	13,702	3,695,429
TRW Automotive Holdings Corp. *	18,191	1,751,611

		40,175,710

Banks 5.6%
Bank of America Corp.	1,722,056	27,707,881
BB&T Corp.	117,726	4,394,712
BOK Financial Corp.	3,000	202,140
CIT Group, Inc.	32,822	1,574,143
Citigroup, Inc.	495,497	25,592,420
Comerica, Inc.	29,425	1,481,254
Cullen/Frost Bankers, Inc.	8,303	652,616
Fifth Third Bancorp	137,450	2,804,667
First Republic Bank	19,538	955,408
Hudson City Bancorp, Inc.	73,483	725,277
Huntington Bancshares, Inc.	131,700	1,296,587
JPMorgan Chase & Co.	620,892	36,912,029
KeyCorp	146,648	1,995,879
M&T Bank Corp. (a)	21,763	2,690,560
New York Community Bancorp, Inc.	70,612	1,126,261
Ocwen Financial Corp. *	18,638	520,746
People’s United Financial, Inc.	50,704	758,025
Regions Financial Corp.	234,297	2,378,115
SunTrust Banks, Inc.	88,029	3,352,144
The PNC Financial Services Group, Inc.	87,985	7,456,729
U.S. Bancorp	295,943	12,512,470
Wells Fargo & Co.	786,353	40,449,998
Zions Bancorp	31,021	903,952

		178,444,013

Capital Goods 7.6%
3M Co.	102,512	14,761,728
AGCO Corp.	14,198	693,430
Allison Transmission Holdings, Inc.	26,774	821,426
AMETEK, Inc.	39,457	2,088,854
B/E Aerospace, Inc. *	15,427	1,307,284
Carlisle Cos., Inc.	9,781	810,845
Caterpillar, Inc.	101,702	11,092,637
Chicago Bridge & Iron Co. N.V.	18,308	1,161,093
Colfax Corp. *	15,265	971,007
Cummins, Inc.	28,130	4,081,944
Danaher Corp.	97,935	7,502,800
Deere & Co.	59,955	5,041,616
Donaldson Co., Inc.	21,564	902,669
Dover Corp.	27,164	2,386,901
Eaton Corp. plc	77,575	5,415,511
Emerson Electric Co.	114,872	7,354,105
Fastenal Co.	44,126	1,998,025
Flowserve Corp.	22,050	1,673,374
Fluor Corp.	26,642	1,968,577
Fortune Brands Home & Security, Inc.	27,103	1,171,121
General Dynamics Corp.	52,632	6,486,894
General Electric Co.	1,638,419	42,566,126
Honeywell International, Inc.	127,967	12,186,297
Hubbell, Inc., Class B	8,549	1,033,574
IDEX Corp.	12,654	973,599
Illinois Tool Works, Inc.	63,243	5,578,665
Ingersoll-Rand plc	43,427	2,614,305
Jacobs Engineering Group, Inc. *	21,511	1,159,658
Joy Global, Inc.	17,290	1,091,864
KBR, Inc.	23,940	527,159
L-3 Communications Holdings, Inc.	14,002	1,539,520
Lincoln Electric Holdings, Inc.	13,300	945,630
Lockheed Martin Corp.	44,026	7,660,524
Masco Corp.	58,528	1,373,652
MSC Industrial Direct Co., Inc., Class A	7,540	679,656
Nordson Corp.	9,595	777,771
Northrop Grumman Corp.	35,508	4,517,328
Oshkosh Corp.	13,691	680,169
Owens Corning	16,803	604,908
PACCAR, Inc.	57,190	3,592,104
Pall Corp.	17,916	1,511,573
Parker-Hannifin Corp.	23,982	2,769,921
Pentair plc	32,031	2,180,350
Precision Castparts Corp.	23,980	5,852,559
Quanta Services, Inc. *	35,173	1,278,187
Raytheon Co.	51,319	4,944,072
Rockwell Automation, Inc.	23,211	2,706,635
Rockwell Collins, Inc.	21,606	1,663,230
Roper Industries, Inc.	15,960	2,402,938

See financial notes 21

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sensata Technologies Holding N.V. *	26,819	1,318,690
Snap-on, Inc.	9,316	1,164,034
SPX Corp.	7,103	739,067
Stanley Black & Decker, Inc.	25,554	2,338,191
Textron, Inc.	45,290	1,721,020
The Boeing Co.	109,171	13,842,883
The Timken Co.	12,354	559,513
TransDigm Group, Inc.	8,200	1,541,518
United Rentals, Inc. *	17,039	2,004,638
United Technologies Corp.	137,164	14,810,969
Valmont Industries, Inc. (a)	4,211	592,698
Veritiv Corp. *	7,845	349,259
W.W. Grainger, Inc.	9,764	2,403,897
WABCO Holdings, Inc. *	9,756	1,006,819
Wabtec Corp.	15,537	1,295,164
Xylem, Inc.	29,368	1,094,252

		241,886,427

Commercial & Professional Services 0.8%
Cintas Corp.	16,344	1,080,992
Copart, Inc. *	18,071	622,185
Equifax, Inc.	19,498	1,535,662
IHS, Inc., Class A *	9,749	1,388,940
Iron Mountain, Inc.	25,712	925,118
Manpowergroup, Inc.	12,368	959,509
Nielsen N.V. (a)	49,352	2,319,050
Republic Services, Inc.	43,384	1,706,293
Robert Half International, Inc.	20,862	1,047,481
Rollins, Inc.	12,337	367,026
Stericycle, Inc. *	13,888	1,650,589
The ADT Corp.	32,128	1,184,238
The Dun & Bradstreet Corp.	6,721	788,911
Towers Watson & Co., Class A	10,046	1,101,343
Tyco International Ltd.	74,480	3,323,298
Verisk Analytics, Inc., Class A *	24,075	1,545,374
Waste Connections, Inc.	21,606	1,059,990
Waste Management, Inc.	69,901	3,283,250

		25,889,249

Consumer Durables & Apparel 1.4%
Carter’s, Inc.	9,468	783,761
Coach, Inc.	45,331	1,669,541
D.R. Horton, Inc.	52,433	1,136,747
Fossil Group, Inc. *	7,472	756,839
Garmin Ltd.	19,521	1,060,576
Hanesbrands, Inc.	16,280	1,671,630
Hasbro, Inc.	18,620	980,436
Jarden Corp. *	21,359	1,277,055
Leggett & Platt, Inc.	22,610	793,385
Lennar Corp., Class A	31,178	1,221,554
Lululemon Athletica, Inc. *	16,642	664,515
Mattel, Inc.	56,163	1,937,062
Michael Kors Holdings Ltd. *	28,666	2,296,720
Mohawk Industries, Inc. *	9,659	1,410,407
Newell Rubbermaid, Inc.	47,219	1,582,781
NIKE, Inc., Class B	120,761	9,485,777
NVR, Inc. *	584	685,143
Polaris Industries, Inc.	11,033	1,603,977
PulteGroup, Inc.	57,276	1,100,845
PVH Corp.	13,371	1,560,931
Ralph Lauren Corp.	9,535	1,613,322
Toll Brothers, Inc. *	24,609	875,834
Tupperware Brands Corp.	7,494	549,010
Under Armour, Inc., Class A *	24,756	1,692,320
VF Corp.	56,292	3,609,443
Whirlpool Corp.	12,540	1,918,871

		43,938,482

Consumer Services 1.9%
Aramark	11,656	301,890
Burger King Worldwide, Inc.	8,463	271,155
Carnival Corp.	70,048	2,653,418
Chipotle Mexican Grill, Inc. *	5,085	3,450,935
Darden Restaurants, Inc.	20,402	965,423
Dunkin’ Brands Group, Inc.	16,763	729,861
Extended Stay America, Inc.	12,494	298,107
H&R Block, Inc.	43,176	1,447,691
Hilton Worldwide Holdings, Inc. *	48,851	1,236,907
Hyatt Hotels Corp., Class A *	9,729	594,345
International Game Technology	41,740	703,736
Las Vegas Sands Corp.	62,046	4,126,680
Marriott International, Inc., Class A	36,412	2,526,993
McDonald’s Corp.	160,942	15,083,484
MGM Resorts International *	53,505	1,309,267
Norwegian Cruise Line Holdings Ltd. *	15,665	521,801
Panera Bread Co., Class A *	4,466	669,632
Penn National Gaming, Inc. *	33,482	378,012
Royal Caribbean Cruises Ltd.	25,896	1,651,129
Starbucks Corp.	122,985	9,569,463
Starwood Hotels & Resorts Worldwide, Inc.	31,044	2,624,460
Wyndham Worldwide Corp.	21,376	1,730,173
Wynn Resorts Ltd.	12,872	2,482,751
Yum! Brands, Inc.	71,857	5,204,603

		60,531,916

Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	9,698	2,047,733
Ally Financial, Inc. *	15,578	383,219
American Express Co.	149,053	13,347,696
Ameriprise Financial, Inc.	31,420	3,951,379
Berkshire Hathaway, Inc., Class B *	295,102	40,502,750
BlackRock, Inc.	20,224	6,684,639
Capital One Financial Corp.	93,955	7,709,947
CME Group, Inc.	50,587	3,872,435
Discover Financial Services	77,685	4,845,213
Eaton Vance Corp.	20,014	783,748
FNFV Group *	14,759	221,090
Franklin Resources, Inc.	65,196	3,684,878
Intercontinental Exchange, Inc.	18,944	3,580,416
Invesco Ltd.	70,024	2,859,780
Legg Mason, Inc.	16,256	801,746
Leucadia National Corp.	50,084	1,248,594
LPL Financial Holdings, Inc.	12,702	618,460
McGraw Hill Financial, Inc.	43,911	3,562,499
Moody’s Corp.	31,453	2,943,057
Morgan Stanley	228,469	7,838,771
MSCI, Inc. *	20,466	944,301

22 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Navient Corp.	69,759	1,251,477
Northern Trust Corp.	36,218	2,511,718
Raymond James Financial, Inc.	19,454	1,062,967
Santander Consumer USA Holdings, Inc.	12,281	228,672
SEI Investments Co.	23,284	882,347
SLM Corp.	69,759	618,065
State Street Corp.	69,612	5,014,152
T. Rowe Price Group, Inc.	42,910	3,475,495
TD Ameritrade Holding Corp.	37,842	1,252,949
The Bank of New York Mellon Corp.	184,870	7,243,207
The Charles Schwab Corp. (b)	191,618	5,463,029
The Goldman Sachs Group, Inc.	68,709	12,306,469
The NASDAQ OMX Group, Inc.	20,678	898,873
Voya Financial, Inc.	22,283	871,043

		155,512,814

Energy 10.1%
Anadarko Petroleum Corp.	81,834	9,221,873
Antero Resources Corp. *	5,753	332,811
Apache Corp.	63,074	6,422,825
Baker Hughes, Inc.	70,795	4,894,766
Cabot Oil & Gas Corp.	69,201	2,321,001
Cameron International Corp. *	33,280	2,473,702
Cheniere Energy, Inc. *	35,409	2,841,926
Chesapeake Energy Corp.	80,641	2,193,435
Chevron Corp.	310,477	40,191,248
Cimarex Energy Co.	13,743	1,994,934
Cobalt International Energy, Inc. *	47,337	726,623
Concho Resources, Inc. *	17,928	2,546,493
ConocoPhillips	200,455	16,280,955
CONSOL Energy, Inc.	35,999	1,450,040
Continental Resources, Inc. *	6,814	1,099,030
Core Laboratories N.V.	7,084	1,119,201
CVR Energy, Inc. (a)	5,521	274,007
Denbury Resources, Inc.	59,045	1,016,755
Devon Energy Corp.	61,615	4,647,003
Diamond Offshore Drilling, Inc. (a)	10,940	480,704
Dresser-Rand Group, Inc. *	12,088	837,698
Ensco plc, Class A	37,264	1,881,087
EOG Resources, Inc.	90,444	9,937,987
EQT Corp.	23,940	2,371,496
Exxon Mobil Corp.	701,747	69,795,757
FMC Technologies, Inc. *	38,570	2,385,169
Halliburton Co.	138,883	9,389,880
Helmerich & Payne, Inc.	18,760	1,970,738
Hess Corp.	44,347	4,483,482
HollyFrontier Corp.	33,657	1,683,860
Kinder Morgan, Inc.	108,214	4,356,696
Marathon Oil Corp.	113,509	4,732,190
Marathon Petroleum Corp.	48,470	4,411,255
Murphy Oil Corp.	28,188	1,760,904
Nabors Industries Ltd.	41,652	1,133,351
National Oilwell Varco, Inc.	69,869	6,038,778
Noble Corp. plc	40,184	1,143,637
Noble Energy, Inc.	59,556	4,296,370
Oasis Petroleum, Inc. *	15,107	743,113
Occidental Petroleum Corp.	128,663	13,346,213
Oceaneering International, Inc.	17,291	1,202,762
Oil States International, Inc. *	8,612	555,905
ONEOK, Inc.	33,568	2,356,473
Paragon Offshore plc *	39,293	366,211
Peabody Energy Corp.	43,964	698,148
Phillips 66	92,242	8,026,899
Pioneer Natural Resources Co.	22,961	4,790,813
QEP Resources, Inc.	28,031	997,063
Range Resources Corp.	26,600	2,090,494
Rowan Cos. plc, Class A	21,450	650,364
Schlumberger Ltd.	212,617	23,311,328
Seventy Seven Energy, Inc. *	11,208	263,052
SM Energy Co.	10,640	947,386
Southwestern Energy Co. *	58,770	2,420,148
Spectra Energy Corp.	111,059	4,626,718
Superior Energy Services, Inc.	25,270	905,677
Tesoro Corp.	23,087	1,494,652
The Williams Cos., Inc.	120,377	7,155,209
Transocean Ltd. (a)	54,560	2,108,744
Valero Energy Corp.	86,917	4,705,686
Weatherford International plc *	124,473	2,948,765
Whiting Petroleum Corp. *	18,798	1,741,823

		323,593,313

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	71,251	8,627,071
CVS Caremark Corp.	192,415	15,287,372
Safeway, Inc.	36,585	1,272,427
Sprouts Farmers Market, Inc. *	14,895	460,851
Sysco Corp.	96,164	3,637,884
The Kroger Co.	82,795	4,220,889
Wal-Mart Stores, Inc.	263,458	19,891,079
Walgreen Co.	142,329	8,613,751
Whole Foods Market, Inc.	59,941	2,346,091

		64,357,415

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	325,385	14,017,586
Archer-Daniels-Midland Co.	106,930	5,331,530
Brown-Forman Corp., Class B	25,895	2,399,431
Bunge Ltd.	23,504	1,989,614
Campbell Soup Co.	28,357	1,270,961
Coca-Cola Enterprises, Inc.	40,003	1,911,343
ConAgra Foods, Inc.	68,242	2,197,392
Constellation Brands, Inc., Class A *	26,672	2,322,864
Dr. Pepper Snapple Group, Inc.	32,134	2,021,871
Flowers Foods, Inc.	29,745	582,407
General Mills, Inc.	102,644	5,479,137
Hormel Foods Corp.	22,624	1,146,584
Ingredion, Inc.	12,655	1,009,363
Kellogg Co.	41,588	2,701,972
Keurig Green Mountain, Inc.	20,766	2,768,523
Kraft Foods Group, Inc.	96,304	5,672,306
Lorillard, Inc.	60,112	3,588,686
McCormick & Co., Inc. Non-Voting Shares	21,280	1,483,003
Mead Johnson Nutrition Co.	32,266	3,084,630
Molson Coors Brewing Co., Class B	25,270	1,868,717
Mondelez International, Inc., Class A	275,693	9,977,330
Monster Beverage Corp. *	21,672	1,916,022
PepsiCo, Inc.	248,275	22,962,955
Philip Morris International, Inc.	256,054	21,913,101
Reynolds American, Inc.	50,919	2,977,234

See financial notes 23

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Coca-Cola Co.	621,679	25,936,448
The Hershey Co.	24,101	2,203,313
The J.M. Smucker Co.	16,639	1,707,161
Tyson Foods, Inc., Class A	43,369	1,650,624

		154,092,108

Health Care Equipment & Services 4.4%
Abbott Laboratories	244,910	10,344,998
Aetna, Inc.	59,909	4,920,326
AmerisourceBergen Corp.	36,559	2,829,301
Baxter International, Inc.	87,371	6,551,078
Becton Dickinson & Co.	31,203	3,656,055
Boston Scientific Corp. *	213,398	2,705,887
C.R. Bard, Inc.	12,558	1,864,109
Cardinal Health, Inc.	56,498	4,163,903
CareFusion Corp. *	34,060	1,563,695
Cerner Corp. *	47,975	2,766,238
Cigna Corp.	45,480	4,302,408
Community Health Systems, Inc. *	19,453	1,055,909
Covidien plc	73,808	6,408,749
DaVita HealthCare Partners, Inc. *	28,269	2,111,129
DENTSPLY International, Inc.	23,960	1,143,012
Edwards Lifesciences Corp. *	17,661	1,753,031
Envision Healthcare Holdings, Inc. *	16,602	606,969
Express Scripts Holding Co. *	126,555	9,356,211
HCA Holdings, Inc. *	51,974	3,628,825
Henry Schein, Inc. *	13,726	1,642,865
Hologic, Inc. *	45,308	1,126,810
Humana, Inc.	24,573	3,163,528
IDEXX Laboratories, Inc. *	8,270	1,025,232
IMS Health Holdings, Inc. *	10,784	300,874
Intuitive Surgical, Inc. *	6,071	2,853,431
Laboratory Corp. of America Holdings *	14,109	1,512,908
McKesson Corp.	37,506	7,314,795
MEDNAX, Inc. *	16,800	961,800
Medtronic, Inc.	162,839	10,397,270
Omnicare, Inc.	16,453	1,049,208
Patterson Cos., Inc.	13,977	562,854
Premier, Inc., Class A *	4,502	142,173
Quest Diagnostics, Inc.	24,230	1,531,578
ResMed, Inc. (a)	22,138	1,174,421
Sirona Dental Systems, Inc. *	9,596	782,170
St. Jude Medical, Inc.	46,559	3,053,805
Stryker Corp.	47,214	3,933,398
Tenet Healthcare Corp. *	17,861	1,092,736
The Cooper Cos., Inc.	7,511	1,224,518
UnitedHealth Group, Inc.	160,494	13,911,620
Universal Health Services, Inc., Class B	13,683	1,565,883
Varian Medical Systems, Inc. *	17,332	1,473,567
Veeva Systems, Inc., Class A *(a)	12,350	370,129
WellPoint, Inc.	45,648	5,318,448
Zimmer Holdings, Inc.	27,430	2,724,073

		141,941,927

Household & Personal Products 1.9%
Avon Products, Inc.	71,136	998,749
Church & Dwight Co., Inc.	21,806	1,488,041
Colgate-Palmolive Co.	142,416	9,218,588
Coty, Inc., Class A	23,404	402,315
Energizer Holdings, Inc.	10,006	1,215,929
Herbalife Ltd. (a)	13,526	689,555
Kimberly-Clark Corp.	62,622	6,763,176
The Clorox Co.	20,406	1,807,972
The Estee Lauder Cos., Inc., Class A	40,790	3,133,896
The Procter & Gamble Co.	442,782	36,799,612

		62,517,833

Insurance 3.1%
ACE Ltd.	54,964	5,844,322
Aflac, Inc.	73,212	4,483,503
Alleghany Corp. *	2,759	1,189,488
American Financial Group, Inc.	11,063	663,448
American International Group, Inc.	238,512	13,370,983
Aon plc	48,602	4,236,150
Arch Capital Group Ltd. *	18,827	1,046,405
Arthur J. Gallagher & Co.	24,690	1,166,109
Axis Capital Holdings Ltd.	16,120	777,306
Brown & Brown, Inc.	20,287	661,762
Cincinnati Financial Corp.	25,453	1,224,035
CNA Financial Corp.	5,492	212,925
Erie Indemnity Co., Class A	4,059	310,554
Everest Re Group Ltd.	7,459	1,222,082
FNF Group *	44,283	1,253,652
Genworth Financial, Inc., Class A *	78,184	1,109,431
HCC Insurance Holdings, Inc.	16,694	837,037
Lincoln National Corp.	46,274	2,546,921
Loews Corp.	48,448	2,119,115
Markel Corp. *	2,293	1,512,921
Marsh & McLennan Cos., Inc.	89,417	4,748,043
MetLife, Inc.	183,032	10,019,172
PartnerRe Ltd.	7,391	825,501
Principal Financial Group, Inc.	44,354	2,407,979
Prudential Financial, Inc.	75,197	6,745,171
Reinsurance Group of America, Inc.	10,972	910,457
RenaissanceRe Holdings Ltd.	7,226	739,870
The Allstate Corp.	73,731	4,533,719
The Chubb Corp.	39,202	3,604,624
The Hartford Financial Services Group, Inc.	73,278	2,714,950
The Progressive Corp.	90,637	2,267,738
The Travelers Cos., Inc.	57,334	5,430,103
Torchmark Corp.	20,944	1,142,495
Unum Group	40,846	1,481,484
Validus Holdings Ltd.	15,606	610,351
W.R. Berkley Corp.	17,574	849,703
White Mountains Insurance Group Ltd.	891	565,108
Willis Group Holdings plc	28,662	1,202,944
XL Group plc	45,864	1,567,631

		98,155,192

Materials 3.6%
Air Products & Chemicals, Inc.	35,031	4,666,480
Airgas, Inc.	10,149	1,120,247
Albemarle Corp.	12,767	811,726
Alcoa, Inc.	189,914	3,154,472
Ashland, Inc.	11,305	1,212,122
Avery Dennison Corp.	15,390	740,721

24 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ball Corp.	23,059	1,478,082
Bemis Co., Inc.	17,290	704,395
Celanese Corp., Series A	25,280	1,581,011
CF Industries Holdings, Inc.	8,487	2,186,845
Crown Holdings, Inc. *	22,630	1,092,350
E.I. du Pont de Nemours & Co.	151,160	9,993,188
Eastman Chemical Co.	25,562	2,108,098
Ecolab, Inc.	44,275	5,083,655
FMC Corp.	21,659	1,432,526
Freeport-McMoRan, Inc.	167,993	6,109,905
Huntsman Corp.	30,660	824,447
International Flavors & Fragrances, Inc.	13,300	1,351,147
International Paper Co.	72,009	3,488,836
LyondellBasell Industries N.V., Class A	67,700	7,741,495
Martin Marietta Materials, Inc.	9,825	1,286,682
MeadWestvaco Corp.	28,084	1,207,612
Monsanto Co.	85,758	9,917,913
Newmont Mining Corp.	81,423	2,205,749
Nucor Corp.	52,446	2,848,867
Owens-Illinois, Inc. *	28,310	871,665
Packaging Corp. of America	15,237	1,035,964
PPG Industries, Inc.	22,284	4,587,384
Praxair, Inc.	48,417	6,369,256
Rayonier Advanced Materials, Inc. *(a)	6,565	218,024
Reliance Steel & Aluminum Co.	12,515	875,049
Rock-Tenn Co., Class A	22,452	1,103,740
Rockwood Holdings, Inc.	12,228	990,223
Royal Gold, Inc.	9,752	758,218
RPM International, Inc.	20,647	973,093
Sealed Air Corp.	31,955	1,153,575
Sigma-Aldrich Corp.	18,934	1,969,136
The Dow Chemical Co.	196,986	10,548,600
The Mosaic Co.	54,740	2,614,382
The Sherwin-Williams Co.	13,827	3,015,807
The Valspar Corp.	13,342	1,077,500
TimkenSteel Corp.	6,135	293,130
Vulcan Materials Co.	20,312	1,287,375
W.R. Grace & Co. *	12,227	1,210,840
Westlake Chemical Corp.	6,784	658,930

		115,960,462

Media 3.8%
AMC Networks, Inc., Class A *	10,022	627,127
Cablevision Systems Corp., Class A	36,822	681,575
CBS Corp., Class B Non-Voting Shares	86,156	5,108,189
Charter Communications, Inc., Class A *	12,025	1,886,362
Comcast Corp., Class A	423,911	23,200,649
DIRECTV *	77,203	6,674,199
Discovery Communications, Inc., Class A *	36,145	1,580,259
Discovery Communications, Inc., Class C *	36,145	1,553,151
DISH Network Corp., Class A *	33,654	2,181,116
Gannett Co., Inc.	37,893	1,279,268
Lamar Advertising Co., Class A	10,137	531,990
Liberty Global plc, Class A *	51,878	2,265,512
Liberty Global plc, Series C *	68,708	2,880,926
Liberty Media Corp., Class A *	16,366	805,698
Liberty Media Corp., Class C *	32,732	1,586,520
News Corp., Class A *	79,987	1,409,771
Omnicom Group, Inc.	41,633	2,997,992
Scripps Networks Interactive, Inc., Class A	17,512	1,395,882
Sirius XM Holdings, Inc. *	486,875	1,767,356
The Interpublic Group of Cos., Inc.	67,877	1,325,638
The Madison Square Garden Co., Class A *	9,407	628,952
The Walt Disney Co.	264,363	23,760,947
Time Warner Cable, Inc.	45,367	6,711,140
Time Warner, Inc.	144,723	11,148,013
Twenty-First Century Fox, Inc., Class A	310,543	10,999,433
Viacom, Inc., Class B	64,040	5,196,846

		120,184,511

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	260,588	14,405,305
Actavis plc *	42,914	9,740,620
Agilent Technologies, Inc.	55,584	3,177,181
Alexion Pharmaceuticals, Inc. *	32,126	5,438,611
Allergan, Inc.	48,576	7,950,920
Amgen, Inc.	123,567	17,222,768
Biogen Idec, Inc. *	38,696	13,274,276
BioMarin Pharmaceutical, Inc. *	23,027	1,639,983
Bristol-Myers Squibb Co.	270,765	13,714,247
Celgene Corp. *	131,867	12,530,002
Covance, Inc. *	9,310	771,799
Eli Lilly & Co.	161,843	10,286,741
Endo International plc *	21,917	1,396,332
Gilead Sciences, Inc. *	250,305	26,927,812
Hospira, Inc. *	27,993	1,504,344
Illumina, Inc. *	22,135	3,970,134
Incyte Corp. *	24,671	1,337,168
Johnson & Johnson	461,801	47,902,618
Medivation, Inc. *	13,152	1,200,252
Merck & Co., Inc.	479,112	28,799,422
Mettler-Toledo International, Inc. *	4,600	1,244,208
Mylan, Inc. *	61,295	2,978,937
PerkinElmer, Inc.	18,624	835,286
Perrigo Co., plc	21,484	3,195,530
Pfizer, Inc.	1,043,959	30,681,955
Pharmacyclics, Inc. *	10,690	1,329,729
Quintiles Transnational Holdings, Inc. *	8,338	467,929
Regeneron Pharmaceuticals, Inc. *	12,989	4,552,904
Seattle Genetics, Inc. *	17,682	778,185
Thermo Fisher Scientific, Inc.	65,263	7,845,265
Vertex Pharmaceuticals, Inc. *	39,300	3,677,301
Waters Corp. *	13,651	1,411,923
Zoetis, Inc.	79,923	2,832,471

		285,022,158

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	11,246	889,109
American Campus Communities, Inc.	16,340	645,593

See financial notes 25

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
American Capital Agency Corp.	62,806	1,485,362
American Tower Corp.	66,361	6,543,195
Annaly Capital Management, Inc.	152,073	1,809,669
Apartment Investment & Management Co., Class A	23,044	789,718
AvalonBay Communities, Inc.	20,337	3,133,932
Boston Properties, Inc.	24,519	2,977,097
Brixmor Property Group, Inc.	10,660	252,322
Camden Property Trust	13,300	995,372
CBRE Group, Inc., Class A *	44,433	1,412,081
Corrections Corp. of America	17,665	629,581
Crown Castle International Corp.	55,009	4,373,766
DDR Corp.	49,839	908,067
Digital Realty Trust, Inc.	22,793	1,487,243
Duke Realty Corp.	51,144	951,278
Equity Residential	55,553	3,692,608
Essex Property Trust, Inc.	9,871	1,909,545
Extra Space Storage, Inc.	17,578	926,361
Federal Realty Investment Trust	10,640	1,327,659
General Growth Properties, Inc.	89,146	2,190,317
HCP, Inc.	73,620	3,189,955
Health Care REIT, Inc.	48,778	3,296,417
Host Hotels & Resorts, Inc.	127,216	2,903,069
Jones Lang LaSalle, Inc.	6,840	913,892
Kilroy Realty Corp.	12,805	809,916
Kimco Realty Corp.	65,213	1,531,853
Liberty Property Trust	22,880	810,410
National Retail Properties, Inc.	20,089	746,105
Plum Creek Timber Co., Inc.	29,527	1,199,682
Prologis, Inc.	82,634	3,383,036
Public Storage	23,395	4,098,336
Rayonier, Inc.	19,950	683,687
Realogy Holdings Corp. *	23,234	947,250
Realty Income Corp.	36,714	1,641,850
Regency Centers Corp.	14,630	835,958
Senior Housing Properties Trust	35,504	828,308
Simon Property Group, Inc.	50,401	8,569,682
SL Green Realty Corp.	15,290	1,671,962
Taubman Centers, Inc.	9,824	748,294
The Macerich Co.	22,739	1,484,629
UDR, Inc.	40,074	1,199,014
Ventas, Inc.	48,887	3,215,787
Vornado Realty Trust	27,985	2,962,772
Weingarten Realty Investors	17,646	603,846
Weyerhaeuser Co.	93,775	3,183,661
WP Carey, Inc.	8,619	588,505

		91,377,751

Retailing 4.3%
Abercrombie & Fitch Co., Class A	11,457	478,903
Advance Auto Parts, Inc.	11,987	1,635,267
Amazon.com, Inc. *	60,727	20,588,882
AutoNation, Inc. *	10,031	544,182
AutoZone, Inc. *	5,376	2,896,804
Bed Bath & Beyond, Inc. *	35,497	2,281,037
Best Buy Co., Inc.	44,061	1,405,105
CarMax, Inc. *	36,365	1,905,526
Dick’s Sporting Goods, Inc.	16,245	732,162
Dillard’s, Inc., Class A	3,471	396,805
Dollar General Corp. *	49,721	3,181,647
Dollar Tree, Inc. *	34,718	1,861,753
Expedia, Inc.	17,293	1,485,469
Family Dollar Stores, Inc.	15,014	1,198,568
Foot Locker, Inc.	23,268	1,305,567
GameStop Corp., Class A	18,722	790,068
Genuine Parts Co.	24,418	2,142,435
Groupon, Inc. *	59,438	404,178
Kohl’s Corp.	32,257	1,896,389
L Brands, Inc.	39,022	2,491,555
Liberty Interactive Corp., Class A *	77,717	2,294,206
LKQ Corp. *	47,880	1,359,792
Lowe’s Cos., Inc.	162,668	8,541,697
Macy’s, Inc.	60,259	3,753,533
Netflix, Inc. *	9,708	4,636,929
Nordstrom, Inc.	23,293	1,613,040
O’Reilly Automotive, Inc. *	17,425	2,717,952
PetSmart, Inc.	16,357	1,170,670
Ross Stores, Inc.	34,805	2,624,993
Sally Beauty Holdings, Inc. *	24,466	682,112
Sears Holdings Corp. *(a)	6,909	240,433
Signet Jewelers Ltd.	13,333	1,571,561
Staples, Inc.	104,263	1,217,792
Target Corp.	103,781	6,234,125
The Gap, Inc.	44,265	2,042,830
The Home Depot, Inc.	223,047	20,854,895
The Priceline Group, Inc. *	8,482	10,554,237
The TJX Cos., Inc.	115,415	6,879,888
Tiffany & Co.	17,594	1,775,938
Tractor Supply Co.	22,775	1,524,786
TripAdvisor, Inc. *	18,013	1,784,908
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,979	971,056
Urban Outfitters, Inc. *	17,377	691,431
Williams-Sonoma, Inc.	14,673	965,043

		136,326,149

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	51,972	1,836,690
Analog Devices, Inc.	52,023	2,659,416
Applied Materials, Inc.	200,185	4,625,274
Avago Technologies Ltd.	42,903	3,521,907
Broadcom Corp., Class A	89,180	3,511,908
Cree, Inc. *	20,359	927,556
Freescale Semiconductor Ltd. *	15,508	326,443
Intel Corp.	812,355	28,367,437
KLA-Tencor Corp.	26,637	2,035,600
Lam Research Corp.	26,713	1,920,932
Linear Technology Corp.	39,471	1,780,537
Marvell Technology Group Ltd.	67,294	936,060
Maxim Integrated Products, Inc.	46,874	1,447,938
Microchip Technology, Inc.	32,212	1,572,912
Micron Technology, Inc. *	172,355	5,618,773
NVIDIA Corp.	90,539	1,760,984
Skyworks Solutions, Inc.	31,920	1,808,587
Texas Instruments, Inc.	177,346	8,544,530
Xilinx, Inc.	42,604	1,800,019

		75,003,503

Software & Services 10.2%
Accenture plc, Class A	103,774	8,411,920
Activision Blizzard, Inc.	86,650	2,039,741

26 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Adobe Systems, Inc. *	75,015	5,393,578
Akamai Technologies, Inc. *	28,083	1,696,775
Alliance Data Systems Corp. *	8,525	2,256,056
Amdocs Ltd.	25,638	1,207,550
ANSYS, Inc. *	14,640	1,190,232
Autodesk, Inc. *	37,753	2,025,071
Automatic Data Processing, Inc.	79,148	6,607,275
CA, Inc.	52,549	1,483,984
Cadence Design Systems, Inc. *	45,241	798,051
Citrix Systems, Inc. *	25,854	1,816,502
Cognizant Technology Solutions Corp., Class A *	97,786	4,471,754
Computer Sciences Corp.	23,274	1,391,552
Concur Technologies, Inc. *	7,301	732,874
eBay, Inc. *	184,989	10,266,889
Electronic Arts, Inc. *	53,444	2,022,321
Equinix, Inc. *	7,980	1,741,715
Facebook, Inc., Class A *	282,578	21,142,486
FactSet Research Systems, Inc.	6,720	856,128
Fidelity National Information Services, Inc.	46,906	2,661,916
FireEye, Inc. *	4,761	148,258
Fiserv, Inc. *	41,564	2,679,631
FleetCor Technologies, Inc. *	12,342	1,773,422
Gartner, Inc. *	14,768	1,101,545
Genpact Ltd. *	26,396	459,290
Global Payments, Inc.	12,350	898,092
Google, Inc., Class A *	46,277	26,949,874
Google, Inc., Class C *	46,277	26,451,933
IAC/InterActiveCorp	12,370	860,828
Informatica Corp. *	18,723	637,612
International Business Machines Corp.	155,137	29,832,845
Intuit, Inc.	47,003	3,909,710
Jack Henry & Associates, Inc.	13,588	785,522
Leidos Holdings, Inc.	11,143	419,534
LinkedIn Corp., Class A *	16,431	3,709,298
MasterCard, Inc., Class A	165,644	12,557,472
MICROS Systems, Inc. *	12,392	842,284
Microsoft Corp.	1,228,676	55,818,751
NetSuite, Inc. *	4,600	403,144
Nuance Communications, Inc. *	41,304	702,581
Oracle Corp.	559,210	23,223,991
Paychex, Inc.	51,870	2,160,386
Rackspace Hosting, Inc. *	18,093	626,018
Red Hat, Inc. *	30,632	1,866,101
Sabre Corp.	19,022	346,771
Salesforce.com, Inc. *	92,701	5,477,702
ServiceNow, Inc. *	16,013	978,875
Solera Holdings, Inc.	10,687	651,480
Symantec Corp.	113,076	2,745,485
Synopsys, Inc. *	25,462	1,041,396
Teradata Corp. *	25,968	1,185,959
The Western Union Co.	89,488	1,563,355
TIBCO Software, Inc. *	24,124	502,744
Total System Services, Inc.	27,346	860,305
Twitter, Inc. *	12,558	624,761
Vantiv, Inc., Class A *	22,892	716,062
VeriSign, Inc. *	21,608	1,233,277
Visa, Inc., Class A	82,223	17,474,032
VMware, Inc., Class A *	13,518	1,332,604
Workday, Inc., Class A *	4,701	428,120
Xerox Corp.	186,503	2,575,606
Yahoo! Inc. *	152,471	5,871,658

		324,642,684

Technology Hardware & Equipment 6.3%
3D Systems Corp. *(a)	19,028	1,018,188
Amphenol Corp., Class A	25,340	2,610,273
Apple, Inc.	985,323	100,995,607
Arrow Electronics, Inc. *	16,066	1,000,108
Avnet, Inc.	22,610	1,006,371
Cisco Systems, Inc.	839,945	20,990,226
Corning, Inc.	213,374	4,450,982
EMC Corp.	333,981	9,862,459
F5 Networks, Inc. *	12,212	1,516,608
FLIR Systems, Inc.	23,297	787,206
Harris Corp.	16,845	1,202,565
Hewlett-Packard Co.	306,942	11,663,796
Jabil Circuit, Inc.	30,590	660,132
Juniper Networks, Inc.	81,148	1,881,822
Motorola Solutions, Inc.	37,860	2,248,884
National Instruments Corp.	14,969	496,222
NCR Corp. *	26,744	913,575
NetApp, Inc.	54,710	2,306,574
QUALCOMM, Inc.	275,057	20,931,838
SanDisk Corp.	37,467	3,670,267
Seagate Technology plc	54,032	3,381,323
TE Connectivity Ltd.	67,388	4,223,880
Trimble Navigation Ltd. *	40,826	1,357,873
Western Digital Corp.	33,885	3,490,494

		202,667,273

Telecommunication Services 2.4%
AT&T, Inc.	847,853	29,640,941
CenturyLink, Inc.	96,451	3,953,526
Frontier Communications Corp.	173,688	1,181,078
Level 3 Communications, Inc. *	27,187	1,222,328
SBA Communications Corp., Class A *	21,633	2,385,904
Sprint Corp. *	134,546	754,803
T-Mobile US, Inc. *	40,751	1,225,790
tw telecom, Inc. *	22,066	905,478
Verizon Communications, Inc.	676,584	33,707,415
Windstream Holdings, Inc. (a)	99,789	1,127,616

		76,104,879

Transportation 2.1%
C.H. Robinson Worldwide, Inc.	25,536	1,743,087
CSX Corp.	162,897	5,035,146
Delta Air Lines, Inc.	138,864	5,496,237
Expeditors International of Washington, Inc.	33,646	1,389,580
FedEx Corp.	44,913	6,641,735
Genesee & Wyoming, Inc., Class A *	8,170	803,356
Hertz Global Holdings, Inc. *	72,363	2,138,327
J.B. Hunt Transport Services, Inc.	14,755	1,114,740
Kansas City Southern	17,451	2,013,147
Kirby Corp. *	9,437	1,125,740
Norfolk Southern Corp.	51,130	5,470,910
Southwest Airlines Co.	113,544	3,634,543

See financial notes 27

 Schwab U.S. Large-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Union Pacific Corp.	148,669	15,650,386
United Continental Holdings, Inc. *	60,332	2,872,407
United Parcel Service, Inc., Class B	115,400	11,231,882

		66,361,223

Utilities 3.1%
AES Corp.	105,923	1,607,911
AGL Resources, Inc.	19,545	1,041,944
Alliant Energy Corp.	18,673	1,092,184
Ameren Corp.	40,165	1,606,198
American Electric Power Co., Inc.	80,913	4,345,028
American Water Works Co., Inc.	28,443	1,439,500
Aqua America, Inc.	28,158	704,232
Calpine Corp. *	58,622	1,393,445
CenterPoint Energy, Inc.	70,698	1,756,138
CMS Energy Corp.	43,990	1,343,455
Consolidated Edison, Inc.	46,755	2,706,647
Dominion Resources, Inc.	95,140	6,680,731
DTE Energy Co.	28,906	2,261,894
Duke Energy Corp.	115,926	8,577,365
Edison International	53,422	3,159,377
Entergy Corp.	29,817	2,308,134
Exelon Corp.	138,582	4,631,410
FirstEnergy Corp.	66,884	2,290,108
Integrys Energy Group, Inc.	12,807	869,467
ITC Holdings Corp.	25,458	950,856
MDU Resources Group, Inc.	29,765	931,942
National Fuel Gas Co.	13,342	1,019,862
NextEra Energy, Inc.	70,931	6,983,157
NiSource, Inc.	51,264	2,033,643
Northeast Utilities	50,616	2,322,768
NRG Energy, Inc.	59,127	1,819,929
OGE Energy Corp.	31,944	1,198,539
Pepco Holdings, Inc.	39,955	1,101,160
PG&E Corp.	75,031	3,487,441
Pinnacle West Capital Corp.	17,500	996,625
PPL Corp.	108,651	3,762,584
Public Service Enterprise Group, Inc.	81,386	3,043,023
Questar Corp.	28,031	659,009
SCANA Corp.	23,137	1,201,736
Sempra Energy	38,099	4,037,351
TECO Energy, Inc.	45,897	830,736
The Southern Co.	146,756	6,515,966
UGI Corp.	20,344	1,077,825
Westar Energy, Inc.	20,034	739,856
Wisconsin Energy Corp.	37,072	1,680,474
Xcel Energy, Inc.	80,041	2,565,314

		98,774,964

Total Common Stock
(Cost $2,468,449,443)		3,183,461,956

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF (a)	3,000	336,690

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,336,150	1,336,150

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	7,186,775	7,186,775

Total Other Investment Companies
(Cost $8,789,999)		8,859,615

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.01%, 09/18/14 (d)(e)	100,000	100,000

Total Short-Term Investment
(Cost $100,000)		100,000

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $2,477,597,346 and the unrealized appreciation and depreciation were $725,352,043 and ($10,527,818), respectively, with a net unrealized appreciation of $714,824,225.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,441,350.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	20	2,001,400	5,862

28 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,093,683,669	1,482,757,384
0.4%		Other Investment Companies	5,962,623	5,996,132

100.2%		Total Investments	1,099,646,292	1,488,753,516
(0	.2)%	Other Assets and Liabilities, Net		(2,948,893)

100.0%		Net Assets		1,485,804,623

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.4%
BorgWarner, Inc.	35,537	2,210,046
Tesla Motors, Inc. *	12,420	3,349,674

		5,559,720

Banks 0.1%
CIT Group, Inc.	31,386	1,505,272
Ocwen Financial Corp. *	18,117	506,189

		2,011,461

Capital Goods 6.1%
AGCO Corp.	14,055	686,446
AMETEK, Inc.	36,489	1,931,728
B/E Aerospace, Inc. *	14,621	1,238,983
Caterpillar, Inc.	94,464	10,303,188
Chicago Bridge & Iron Co. N.V.	16,065	1,018,842
Colfax Corp. *	14,524	923,872
Cummins, Inc.	26,109	3,788,677
Danaher Corp.	90,729	6,950,749
Deere & Co.	55,055	4,629,575
Donaldson Co., Inc.	20,236	847,079
Dover Corp.	25,559	2,245,869
Fastenal Co.	40,931	1,853,356
Flowserve Corp.	20,837	1,581,320
Fluor Corp.	24,403	1,803,138
Fortune Brands Home & Security, Inc.	24,729	1,068,540
Illinois Tool Works, Inc.	57,413	5,064,401
Jacobs Engineering Group, Inc. *	19,668	1,060,302
Joy Global, Inc.	15,792	997,265
Lincoln Electric Holdings, Inc.	12,763	907,449
MSC Industrial Direct Co., Inc., Class A	7,193	648,377
Nordson Corp.	9,007	730,107
PACCAR, Inc.	54,003	3,391,928
Pall Corp.	16,720	1,410,666
Pentair plc	29,796	2,028,214
Precision Castparts Corp.	21,815	5,324,169
Quanta Services, Inc. *	32,032	1,164,043
Roper Industries, Inc.	15,385	2,316,366
Sensata Technologies Holding N.V. *	23,679	1,164,296
SPX Corp.	6,712	698,384
Stanley Black & Decker, Inc.	23,846	2,181,909
The Boeing Co.	101,528	12,873,750
TransDigm Group, Inc.	7,326	1,377,215
United Rentals, Inc. *	14,685	1,727,690
Valmont Industries, Inc. (a)	3,891	547,658
W.W. Grainger, Inc.	9,170	2,257,654
WABCO Holdings, Inc. *	9,079	936,953
Wabtec Corp.	14,377	1,198,467

		90,878,625

Commercial & Professional Services 0.8%
Copart, Inc. *	16,699	574,947
Equifax, Inc.	18,074	1,423,508
IHS, Inc., Class A *	9,797	1,395,779
Nielsen N.V. (a)	45,279	2,127,660
Robert Half International, Inc.	20,796	1,044,167
Rollins, Inc.	9,555	284,261
Stericycle, Inc. *	12,761	1,516,645
The Dun & Bradstreet Corp.	5,949	698,294
Towers Watson & Co., Class A	9,604	1,052,886
Verisk Analytics, Inc., Class A *	22,322	1,432,849
Waste Connections, Inc.	18,405	902,949

		12,453,945

Consumer Durables & Apparel 2.0%
Carter’s, Inc.	7,826	647,836
Coach, Inc.	42,104	1,550,690
D.R. Horton, Inc.	48,563	1,052,846
Fossil Group, Inc. *	7,384	747,925
Jarden Corp. *	18,690	1,117,475
Lululemon Athletica, Inc. *	16,233	648,184
Michael Kors Holdings Ltd. *	27,795	2,226,935
Mohawk Industries, Inc. *	9,067	1,323,963
NIKE, Inc., Class B	112,092	8,804,827
NVR, Inc. *	630	739,110
Polaris Industries, Inc.	10,005	1,454,527
PulteGroup, Inc.	52,332	1,005,821
PVH Corp.	12,128	1,415,823
Ralph Lauren Corp.	9,030	1,527,876
Toll Brothers, Inc. *	24,537	873,272
Under Armour, Inc., Class A *	23,948	1,637,085
VF Corp.	52,070	3,338,729

		30,112,924

Consumer Services 2.2%
Aramark	10,100	261,590
Burger King Worldwide, Inc.	9,107	291,788
Chipotle Mexican Grill, Inc. *	4,605	3,125,183
Dunkin’ Brands Group, Inc.	15,801	687,976
Extended Stay America, Inc.	8,212	195,938

See financial notes 29

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hilton Worldwide Holdings, Inc. *	46,254	1,171,151
Hyatt Hotels Corp., Class A *	8,447	516,027
Las Vegas Sands Corp.	57,950	3,854,255
Marriott International, Inc., Class A	34,454	2,391,108
Norwegian Cruise Line Holdings Ltd. *	13,867	461,910
Panera Bread Co., Class A *	4,187	627,799
Penn National Gaming, Inc. *	10,081	113,814
Starbucks Corp.	114,267	8,891,115
Starwood Hotels & Resorts Worldwide, Inc.	29,134	2,462,988
Wynn Resorts Ltd.	12,052	2,324,590
Yum! Brands, Inc.	66,757	4,835,210

		32,212,442

Diversified Financials 6.2%
Affiliated Managers Group, Inc. *	8,360	1,765,214
Ally Financial, Inc. *	14,502	356,749
American Express Co.	138,196	12,375,452
Berkshire Hathaway, Inc., Class B *	273,073	37,479,269
BlackRock, Inc.	19,031	6,290,316
Discover Financial Services	70,853	4,419,102
Franklin Resources, Inc.	60,813	3,437,151
Intercontinental Exchange, Inc.	17,506	3,308,634
LPL Financial Holdings, Inc.	12,063	587,347
McGraw Hill Financial, Inc.	41,159	3,339,230
Moody’s Corp.	28,202	2,638,861
MSCI, Inc. *	18,040	832,366
Santander Consumer USA Holdings, Inc.	11,481	213,776
SEI Investments Co.	21,610	818,911
State Street Corp.	64,786	4,666,536
T. Rowe Price Group, Inc.	39,737	3,218,498
TD Ameritrade Holding Corp.	35,337	1,170,008
The Charles Schwab Corp. (b)	175,888	5,014,567

		91,931,987

Energy 8.4%
Anadarko Petroleum Corp.	76,607	8,632,843
Antero Resources Corp. *	5,398	312,274
Baker Hughes, Inc.	66,249	4,580,456
Cabot Oil & Gas Corp.	63,005	2,113,188
Cameron International Corp. *	30,907	2,297,317
Cheniere Energy, Inc. *	33,258	2,669,287
Concho Resources, Inc. *	16,817	2,388,687
CONSOL Energy, Inc.	34,167	1,376,247
Continental Resources, Inc. *	6,274	1,011,933
Core Laboratories N.V.	6,785	1,071,962
CVR Energy, Inc. (a)	1,993	98,913
Denbury Resources, Inc.	55,853	961,789
Diamond Offshore Drilling, Inc. (a)	10,181	447,353
Dresser-Rand Group, Inc. *	11,387	789,119
Ensco plc, Class A	35,004	1,767,002
EOG Resources, Inc.	82,807	9,098,833
EQT Corp.	23,160	2,294,230
FMC Technologies, Inc. *	35,369	2,187,219
Halliburton Co.	127,909	8,647,927
Helmerich & Payne, Inc.	16,383	1,721,034
Hess Corp.	40,567	4,101,324
HollyFrontier Corp.	29,663	1,484,040
Kinder Morgan, Inc.	100,888	4,061,751
Marathon Petroleum Corp.	43,660	3,973,497
National Oilwell Varco, Inc.	64,863	5,606,109
Noble Corp. plc	37,970	1,080,626
Noble Energy, Inc.	54,575	3,937,040
Oasis Petroleum, Inc. *	14,714	723,782
Oceaneering International, Inc.	16,162	1,124,229
Oil States International, Inc. *	8,117	523,952
ONEOK, Inc.	30,887	2,168,267
Paragon Offshore plc *	12,652	117,917
Peabody Energy Corp.	41,058	652,001
Pioneer Natural Resources Co.	21,637	4,514,560
Range Resources Corp.	25,519	2,005,538
Rowan Cos. plc, Class A	18,555	562,588
Schlumberger Ltd.	197,687	21,674,403
SM Energy Co.	10,105	899,749
Southwestern Energy Co. *	55,096	2,268,853
Superior Energy Services, Inc.	25,634	918,722
Tesoro Corp.	20,224	1,309,302
Transocean Ltd. (a)	52,141	2,015,250
Weatherford International plc *	115,061	2,725,795
Whiting Petroleum Corp. *	17,867	1,655,556

		124,572,464

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	66,445	8,045,161
CVS Caremark Corp.	176,939	14,057,804
Wal-Mart Stores, Inc.	244,316	18,445,858
Walgreen Co.	132,866	8,041,050
Whole Foods Market, Inc.	55,809	2,184,364

		50,774,237

Food, Beverage & Tobacco 2.3%
Brown-Forman Corp., Class B	24,344	2,255,715
Flowers Foods, Inc.	26,192	512,839
Keurig Green Mountain, Inc.	19,633	2,617,472
Mead Johnson Nutrition Co.	30,310	2,897,636
Monster Beverage Corp. *	20,819	1,840,608
PepsiCo, Inc.	229,912	21,264,561
The Hershey Co.	22,287	2,037,477

		33,426,308

Health Care Equipment & Services 6.5%
Aetna, Inc.	54,594	4,483,805
AmerisourceBergen Corp.	34,562	2,674,753
Baxter International, Inc.	82,185	6,162,231
Becton Dickinson & Co.	29,095	3,409,061
C.R. Bard, Inc.	11,863	1,760,944
CareFusion Corp. *	32,182	1,477,476
Cerner Corp. *	44,134	2,544,766
Community Health Systems, Inc. *	17,363	942,464
Covidien plc	68,904	5,982,934
DaVita HealthCare Partners, Inc. *	26,353	1,968,042
DENTSPLY International, Inc.	21,173	1,010,058
Edwards Lifesciences Corp. *	15,958	1,583,991
Envision Healthcare Holdings, Inc. *	13,239	484,018
Express Scripts Holding Co. *	116,823	8,636,724
HCA Holdings, Inc. *	47,689	3,329,646
Henry Schein, Inc. *	12,827	1,535,264

30 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	40,478	1,006,688
IDEXX Laboratories, Inc. *	7,854	973,660
IMS Health Holdings, Inc. *	9,975	278,303
Intuitive Surgical, Inc. *	5,688	2,673,417
Laboratory Corp. of America Holdings *	13,352	1,431,735
McKesson Corp.	34,892	6,804,987
MEDNAX, Inc. *	15,038	860,926
Medtronic, Inc.	151,873	9,697,091
Patterson Cos., Inc.	12,543	505,107
Premier, Inc., Class A *	4,254	134,341
Quest Diagnostics, Inc.	21,622	1,366,727
ResMed, Inc. (a)	21,148	1,121,901
Sirona Dental Systems, Inc. *	8,335	679,386
Stryker Corp.	44,875	3,738,536
The Cooper Cos., Inc.	7,518	1,225,660
UnitedHealth Group, Inc.	148,290	12,853,777
Universal Health Services, Inc., Class B	13,300	1,522,052
Varian Medical Systems, Inc. *	16,102	1,368,992
Veeva Systems, Inc., Class A *(a)	4,421	132,497

		96,361,960

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	20,765	1,417,004
Colgate-Palmolive Co.	131,973	8,542,612
Energizer Holdings, Inc.	9,383	1,140,222
Herbalife Ltd. (a)	11,589	590,807
The Estee Lauder Cos., Inc., Class A	38,224	2,936,750

		14,627,395

Insurance 0.4%
Alleghany Corp. *	2,482	1,070,065
Erie Indemnity Co., Class A	3,647	279,032
Everest Re Group Ltd.	7,242	1,186,529
Markel Corp. *	2,103	1,387,559
PartnerRe Ltd.	6,868	767,087
RenaissanceRe Holdings Ltd.	6,642	680,074
White Mountains Insurance Group Ltd.	769	487,731

		5,858,077

Materials 3.1%
Airgas, Inc.	9,801	1,081,834
Ball Corp.	21,607	1,385,009
CF Industries Holdings, Inc.	7,871	2,028,121
Crown Holdings, Inc. *	20,780	1,003,051
Ecolab, Inc.	41,472	4,761,815
FMC Corp.	20,320	1,343,965
LyondellBasell Industries N.V., Class A	63,564	7,268,543
Monsanto Co.	79,429	9,185,964
PPG Industries, Inc.	20,841	4,290,328
Praxair, Inc.	44,109	5,802,539
Rock-Tenn Co., Class A	21,514	1,057,628
Royal Gold, Inc.	9,679	752,542
Sigma-Aldrich Corp.	17,960	1,867,840
The Sherwin-Williams Co.	12,714	2,773,051
The Valspar Corp.	12,023	970,977
W.R. Grace & Co. *	11,428	1,131,715

		46,704,922

Media 3.8%
AMC Networks, Inc., Class A *	8,727	546,092
Charter Communications, Inc., Class A *	10,573	1,658,587
Comcast Corp., Class A	393,879	21,556,998
DIRECTV *	71,307	6,164,490
Discovery Communications, Inc., Class A *	32,995	1,442,541
Discovery Communications, Inc., Class C *	32,995	1,417,795
DISH Network Corp., Class A *	31,470	2,039,571
Liberty Global plc, Class A *	50,884	2,222,104
Liberty Global plc, Series C *	61,468	2,577,353
Liberty Media Corp., Class A *	15,235	750,019
Liberty Media Corp., Class C *	30,488	1,477,753
Scripps Networks Interactive, Inc., Class A	16,295	1,298,874
Sirius XM Holdings, Inc. *	453,196	1,645,102
The Madison Square Garden Co., Class A *	8,913	595,923
Time Warner Cable, Inc.	42,204	6,243,238
Viacom, Inc., Class B	59,166	4,801,321

		56,437,761

Pharmaceuticals, Biotechnology & Life Sciences 11.3%
Actavis plc *	39,973	9,073,072
Agilent Technologies, Inc.	50,734	2,899,956
Alexion Pharmaceuticals, Inc. *	29,767	5,039,255
Allergan, Inc.	44,954	7,358,071
Amgen, Inc.	114,556	15,966,815
Biogen Idec, Inc. *	35,876	12,306,903
BioMarin Pharmaceutical, Inc. *	21,778	1,551,029
Celgene Corp. *	122,230	11,614,295
Covance, Inc. *	9,450	783,405
Endo International plc *	21,413	1,364,222
Gilead Sciences, Inc. *	232,338	24,994,922
Illumina, Inc. *	21,069	3,778,936
Incyte Corp. *	23,068	1,250,286
Johnson & Johnson	428,706	44,469,673
Medivation, Inc. *	11,271	1,028,592
Mettler-Toledo International, Inc. *	4,398	1,189,571
Perrigo Co., plc	20,380	3,031,321
Pharmacyclics, Inc. *	10,537	1,310,697
Regeneron Pharmaceuticals, Inc. *	12,063	4,228,323
Seattle Genetics, Inc. *	16,615	731,226
Thermo Fisher Scientific, Inc.	60,339	7,253,351
Vertex Pharmaceuticals, Inc. *	35,665	3,337,174
Waters Corp. *	12,687	1,312,216
Zoetis, Inc.	74,882	2,653,818

		168,527,129

Real Estate 3.1%
American Campus Communities, Inc.	15,427	609,521
American Tower Corp.	59,989	5,914,915
AvalonBay Communities, Inc.	18,350	2,827,735

See financial notes 31

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Boston Properties, Inc.	23,417	2,843,292
CBRE Group, Inc., Class A *	41,545	1,320,300
Corrections Corp. of America	17,303	616,679
Crown Castle International Corp.	50,154	3,987,745
Digital Realty Trust, Inc.	20,457	1,334,819
Essex Property Trust, Inc.	9,354	1,809,531
Extra Space Storage, Inc.	17,790	937,533
Federal Realty Investment Trust	10,241	1,277,872
Host Hotels & Resorts, Inc.	115,427	2,634,044
Jones Lang LaSalle, Inc.	6,523	871,538
Public Storage	21,986	3,851,508
Realogy Holdings Corp. *	21,949	894,861
Simon Property Group, Inc.	47,005	7,992,260
SL Green Realty Corp.	14,438	1,578,795
Taubman Centers, Inc.	9,547	727,195
The Macerich Co.	20,981	1,369,850
Ventas, Inc.	45,618	3,000,752

		46,400,745

Retailing 5.7%
Advance Auto Parts, Inc.	11,234	1,532,542
Amazon.com, Inc. *	56,402	19,122,534
AutoNation, Inc. *	9,599	520,746
AutoZone, Inc. *	5,009	2,699,050
Bed Bath & Beyond, Inc. *	30,879	1,984,285
CarMax, Inc. *	33,429	1,751,680
Dick’s Sporting Goods, Inc.	15,127	681,774
Dollar General Corp. *	45,881	2,935,925
Dollar Tree, Inc. *	31,167	1,671,330
Family Dollar Stores, Inc.	14,413	1,150,590
Groupon, Inc. *	57,659	392,081
LKQ Corp. *	44,847	1,273,655
Lowe’s Cos., Inc.	150,933	7,925,492
Netflix, Inc. *	9,087	4,340,315
Nordstrom, Inc.	21,630	1,497,877
O’Reilly Automotive, Inc. *	16,083	2,508,626
PetSmart, Inc.	15,497	1,109,120
Ross Stores, Inc.	32,355	2,440,214
Sally Beauty Holdings, Inc. *	22,090	615,869
Sears Holdings Corp. *(a)	6,535	227,418
Target Corp.	95,636	5,744,855
The Priceline Group, Inc. *	7,919	9,853,691
The TJX Cos., Inc.	107,079	6,382,979
Tiffany & Co.	17,159	1,732,029
Tractor Supply Co.	20,880	1,397,916
TripAdvisor, Inc. *	16,686	1,653,416
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,539	928,240
Urban Outfitters, Inc. *	16,119	641,375

		84,715,624

Semiconductors & Semiconductor Equipment 0.8%
Altera Corp.	47,765	1,688,015
Broadcom Corp., Class A	84,077	3,310,953
Cree, Inc. *	17,945	817,574
Freescale Semiconductor Ltd. *	14,265	300,278
NVIDIA Corp.	86,684	1,686,004
Skyworks Solutions, Inc.	30,195	1,710,849
Xilinx, Inc.	39,865	1,684,296

		11,197,969

Software & Services 17.3%
Accenture plc, Class A	96,495	7,821,885
Activision Blizzard, Inc.	75,349	1,773,716
Adobe Systems, Inc. *	70,001	5,033,072
Akamai Technologies, Inc. *	26,698	1,613,093
Alliance Data Systems Corp. *	8,196	2,168,989
Amdocs Ltd.	24,106	1,135,393
ANSYS, Inc. *	13,797	1,121,696
Autodesk, Inc. *	34,674	1,859,913
Automatic Data Processing, Inc.	73,169	6,108,148
Citrix Systems, Inc. *	24,777	1,740,832
Cognizant Technology Solutions Corp., Class A *	91,599	4,188,822
Concur Technologies, Inc. *	7,671	770,015
eBay, Inc. *	172,624	9,580,632
Electronic Arts, Inc. *	47,626	1,802,168
Equinix, Inc. *	7,676	1,675,364
Facebook, Inc., Class A *	260,180	19,466,668
FactSet Research Systems, Inc.	6,019	766,821
Fidelity National Information Services, Inc.	43,650	2,477,138
FireEye, Inc. *	4,843	150,811
Fiserv, Inc. *	38,273	2,467,460
FleetCor Technologies, Inc. *	11,822	1,698,703
Gartner, Inc. *	13,792	1,028,745
Genpact Ltd. *	23,501	408,917
Global Payments, Inc.	10,999	799,847
Google, Inc., Class A *	42,858	24,958,785
Google, Inc., Class C *	43,008	24,583,373
IAC/InterActiveCorp	11,460	797,501
Informatica Corp. *	16,038	546,174
Intuit, Inc.	42,737	3,554,864
Jack Henry & Associates, Inc.	12,520	723,781
LinkedIn Corp., Class A *	15,245	3,441,559
MasterCard, Inc., Class A	152,056	11,527,365
MICROS Systems, Inc. *	12,226	831,001
Microsoft Corp.	1,138,414	51,718,148
NetSuite, Inc. *	4,427	387,982
Nuance Communications, Inc. *	39,425	670,619
Oracle Corp.	519,597	21,578,863
Rackspace Hosting, Inc. *	16,950	586,470
Red Hat, Inc. *	28,239	1,720,320
Sabre Corp.	5,980	109,015
Salesforce.com, Inc. *	85,659	5,061,590
ServiceNow, Inc. *	15,969	976,185
Solera Holdings, Inc.	10,251	624,901
Symantec Corp.	104,620	2,540,174
Synopsys, Inc. *	23,139	946,385
Teradata Corp. *	24,445	1,116,403
TIBCO Software, Inc. *	22,790	474,944
Twitter, Inc. *	11,653	579,737
Vantiv, Inc., Class A *	21,270	665,326
Visa, Inc., Class A	76,068	16,165,971
VMware, Inc., Class A *	12,800	1,261,824
Workday, Inc., Class A *	5,395	491,323

		256,299,431

Technology Hardware & Equipment 10.5%
3D Systems Corp. *(a)	15,461	827,318
Amphenol Corp., Class A	23,819	2,453,595

32 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Apple, Inc.	914,177	93,703,143
Cisco Systems, Inc.	775,394	19,377,096
EMC Corp.	309,799	9,148,364
F5 Networks, Inc. *	11,611	1,441,970
FLIR Systems, Inc.	20,880	705,535
Juniper Networks, Inc.	71,677	1,662,190
National Instruments Corp.	14,514	481,139
NetApp, Inc.	50,822	2,142,656
QUALCOMM, Inc.	255,407	19,436,473
SanDisk Corp.	34,422	3,371,979
Trimble Navigation Ltd. *	40,012	1,330,799

		156,082,257

Telecommunication Services 0.4%
Level 3 Communications, Inc. *	25,533	1,147,964
SBA Communications Corp., Class A *	19,162	2,113,377
T-Mobile US, Inc. *	38,719	1,164,667
tw telecom, Inc. *	22,080	906,053

		5,332,061

Transportation 3.8%
C.H. Robinson Worldwide, Inc.	22,537	1,538,376
CSX Corp.	152,626	4,717,670
Delta Air Lines, Inc.	128,458	5,084,368
Expeditors International of Washington, Inc.	30,910	1,276,583
FedEx Corp.	42,638	6,305,307
Genesee & Wyoming, Inc., Class A *	7,507	738,163
Hertz Global Holdings, Inc. *	71,873	2,123,847
J.B. Hunt Transport Services, Inc.	13,674	1,033,071
Kansas City Southern	16,621	1,917,399
Kirby Corp. *	8,453	1,008,358
Southwest Airlines Co.	105,771	3,385,730
Union Pacific Corp.	137,045	14,426,727
United Continental Holdings, Inc. *	56,110	2,671,397
United Parcel Service, Inc., Class B	107,134	10,427,352

		56,654,348

Utilities 0.2%
AES Corp.	98,271	1,491,754
Calpine Corp. *	53,205	1,264,683
ITC Holdings Corp.	23,217	867,155

		3,623,592

Total Common Stock
(Cost $1,093,683,669)		1,482,757,384

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	5,000	466,250

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	624,118	624,118

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	4,905,764	4,905,764

Total Other Investment Companies
(Cost $5,962,623)		5,996,132

End of Investments

End of Collateral Invested for Securities on Loan

At 08/31/14, the tax basis cost of the fund’s investments was $1,099,755,291 and the unrealized appreciation and depreciation were $394,453.955 and ($5,455,730), respectively, with a net unrealized appreciation of $388,998,225.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,777,840.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered

See financial notes 33

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	939,758,277	1,158,924,925
0.1%	Other Investment Companies	1,548,517	1,587,326

99.8%	Total Investments	941,306,794	1,160,512,251
0.2%	Other Assets and Liabilities, Net		2,063,901

100.0%	Net Assets		1,162,576,152

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Autoliv, Inc.	11,272	1,168,794
Delphi Automotive plc	33,158	2,307,134
Ford Motor Co.	472,501	8,226,242
General Motors Co.	156,713	5,453,612
Harley-Davidson, Inc.	26,203	1,665,463
Johnson Controls, Inc.	79,694	3,889,864
Lear Corp.	9,450	955,678
TRW Automotive Holdings Corp. *	13,651	1,314,455

		24,981,242

Banks 11.1%
Bank of America Corp.	1,256,679	20,219,965
BB&T Corp.	85,619	3,196,157
BOK Financial Corp.	2,347	158,141
Citigroup, Inc.	363,012	18,749,570
Comerica, Inc.	22,037	1,109,343
Cullen/Frost Bankers, Inc.	6,083	478,124
Fifth Third Bancorp	100,753	2,055,865
First Republic Bank	14,531	710,566
Hudson City Bancorp, Inc.	61,402	606,038
Huntington Bancshares, Inc.	97,425	959,149
JPMorgan Chase & Co.	453,863	26,982,155
KeyCorp	107,027	1,456,637
M&T Bank Corp.	15,637	1,933,202
New York Community Bancorp, Inc.	52,358	835,110
People’s United Financial, Inc.	39,048	583,768
Regions Financial Corp.	168,031	1,705,515
SunTrust Banks, Inc.	63,255	2,408,750
The PNC Financial Services Group, Inc.	63,778	5,405,185
U.S. Bancorp	217,150	9,181,102
Wells Fargo & Co.	573,579	29,504,904
Zions Bancorp	24,214	705,596

		128,944,842

Capital Goods 9.0%
3M Co.	74,424	10,717,056
Allison Transmission Holdings, Inc.	19,610	601,635
Carlisle Cos., Inc.	7,214	598,041
Eaton Corp. plc	57,249	3,996,553
Emerson Electric Co.	84,117	5,385,170
General Dynamics Corp.	38,917	4,796,520
General Electric Co.	1,200,123	31,179,196
Honeywell International, Inc.	93,812	8,933,717
Hubbell, Inc., Class B	6,555	792,499
IDEX Corp.	9,436	726,006
Ingersoll-Rand plc	30,588	1,841,398
KBR, Inc.	18,077	398,056
L-3 Communications Holdings, Inc.	10,427	1,146,449
Lockheed Martin Corp.	31,755	5,525,370
Masco Corp.	42,902	1,006,910
Northrop Grumman Corp.	25,661	3,264,592
Oshkosh Corp.	9,908	492,229
Owens Corning	12,948	466,128
Parker-Hannifin Corp.	17,849	2,061,559
Raytheon Co.	37,763	3,638,087
Rockwell Automation, Inc.	16,707	1,948,203
Rockwell Collins, Inc.	16,128	1,241,533
Snap-on, Inc.	6,719	839,539
Textron, Inc.	34,299	1,303,362
The Timken Co.	9,299	421,152
United Technologies Corp.	100,685	10,871,966
Veritiv Corp. *	967	43,051
Xylem, Inc.	21,633	806,046

		105,042,023

Commercial & Professional Services 0.8%
Cintas Corp.	11,958	790,902
Iron Mountain, Inc.	20,435	735,251
Manpowergroup, Inc.	9,626	746,785
Republic Services, Inc.	31,803	1,250,812
The ADT Corp.	21,609	796,508
Tyco International Ltd.	55,595	2,480,649
Waste Management, Inc.	51,093	2,399,838

		9,200,745

Consumer Durables & Apparel 0.7%
Garmin Ltd.	14,450	785,069
Hanesbrands, Inc.	12,066	1,238,937
Hasbro, Inc.	14,133	744,173
Leggett & Platt, Inc.	16,707	586,249
Lennar Corp., Class A	20,696	810,869
Mattel, Inc.	40,377	1,392,603
Newell Rubbermaid, Inc.	34,458	1,155,032
Tupperware Brands Corp.	5,686	416,556
Whirlpool Corp.	9,253	1,415,894

		8,545,382

Consumer Services 1.6%
Carnival Corp.	52,748	1,998,094

34 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Darden Restaurants, Inc.	15,790	747,183
H&R Block, Inc.	33,587	1,126,172
International Game Technology	31,532	531,629
McDonald’s Corp.	118,121	11,070,300
MGM Resorts International *	39,089	956,508
Royal Caribbean Cruises Ltd.	19,847	1,265,445
Wyndham Worldwide Corp.	15,589	1,261,774

		18,957,105

Diversified Financials 3.5%
Ameriprise Financial, Inc.	22,572	2,838,655
Capital One Financial Corp.	68,081	5,586,727
CME Group, Inc.	37,571	2,876,060
Eaton Vance Corp.	14,655	573,890
FNFV Group *	10,704	160,346
Invesco Ltd.	51,978	2,122,781
Legg Mason, Inc.	12,284	605,847
Leucadia National Corp.	38,777	966,711
Morgan Stanley	167,951	5,762,399
Navient Corp.	51,264	919,676
Northern Trust Corp.	26,500	1,837,775
Raymond James Financial, Inc.	14,452	789,657
SLM Corp.	51,264	454,199
The Bank of New York Mellon Corp.	136,024	5,329,420
The Goldman Sachs Group, Inc.	50,038	8,962,306
The NASDAQ OMX Group, Inc.	13,512	587,367
Voya Financial, Inc.	16,256	635,447

		41,009,263

Energy 11.9%
Apache Corp.	45,967	4,680,820
Chesapeake Energy Corp.	59,472	1,617,638
Chevron Corp.	227,925	29,504,891
Cimarex Energy Co.	10,513	1,526,067
Cobalt International Energy, Inc. *	35,552	545,723
ConocoPhillips	146,792	11,922,446
Devon Energy Corp.	45,635	3,441,792
Exxon Mobil Corp.	513,949	51,117,368
Marathon Oil Corp.	81,960	3,416,912
Murphy Oil Corp.	20,554	1,284,008
Nabors Industries Ltd.	30,495	829,769
Occidental Petroleum Corp.	94,529	9,805,493
Phillips 66	67,428	5,867,585
QEP Resources, Inc.	20,826	740,781
Seventy Seven Energy, Inc. *	4,211	98,832
Spectra Energy Corp.	80,142	3,338,716
The Williams Cos., Inc.	88,418	5,255,566
Valero Energy Corp.	63,672	3,447,202

		138,441,609

Food & Staples Retailing 0.6%
Safeway, Inc.	27,247	947,651
Sprouts Farmers Market, Inc. *	10,955	338,948
Sysco Corp.	70,693	2,674,316
The Kroger Co.	62,220	3,171,975

		7,132,890

Food, Beverage & Tobacco 7.5%
Altria Group, Inc.	237,723	10,241,107
Archer-Daniels-Midland Co.	77,980	3,888,083
Bunge Ltd.	17,248	1,460,043
Campbell Soup Co.	20,964	939,606
Coca-Cola Enterprises, Inc.	27,979	1,336,837
ConAgra Foods, Inc.	49,479	1,593,224
Constellation Brands, Inc., Class A *	20,085	1,749,203
Dr. Pepper Snapple Group, Inc.	23,811	1,498,188
General Mills, Inc.	73,912	3,945,423
Hormel Foods Corp.	15,782	799,832
Ingredion, Inc.	9,216	735,068
Kellogg Co.	30,566	1,985,873
Kraft Foods Group, Inc.	71,418	4,206,520
Lorillard, Inc.	43,667	2,606,920
McCormick & Co., Inc. Non-Voting Shares	15,731	1,096,293
Molson Coors Brewing Co., Class B	19,649	1,453,043
Mondelez International, Inc., Class A	201,783	7,302,527
Philip Morris International, Inc.	188,071	16,095,116
Reynolds American, Inc.	37,112	2,169,939
The Coca-Cola Co.	451,786	18,848,512
The J.M. Smucker Co.	12,336	1,265,674
Tyson Foods, Inc., Class A	35,188	1,339,255

		86,556,286

Health Care Equipment & Services 2.4%
Abbott Laboratories	180,295	7,615,661
Boston Scientific Corp. *	157,747	2,000,232
Cardinal Health, Inc.	40,377	2,975,785
Cigna Corp.	32,444	3,069,203
Humana, Inc.	18,327	2,359,418
Omnicare, Inc.	12,077	770,150
St. Jude Medical, Inc.	33,722	2,211,826
Tenet Healthcare Corp. *	11,952	731,223
WellPoint, Inc.	33,387	3,889,919
Zimmer Holdings, Inc.	19,871	1,973,389

		27,596,806

Household & Personal Products 2.9%
Avon Products, Inc.	51,869	728,241
Coty, Inc., Class A	6,658	114,451
Kimberly-Clark Corp.	45,003	4,860,324
The Clorox Co.	15,229	1,349,289
The Procter & Gamble Co.	323,910	26,920,160

		33,972,465

Insurance 5.8%
ACE Ltd.	40,164	4,270,638
Aflac, Inc.	53,972	3,305,245
American Financial Group, Inc.	8,271	496,012
American International Group, Inc.	174,103	9,760,214
Aon plc	35,562	3,099,584
Arch Capital Group Ltd. *	13,680	760,334
Arthur J. Gallagher & Co.	19,245	908,941
Axis Capital Holdings Ltd.	12,439	599,809
Brown & Brown, Inc.	13,719	447,514
Cincinnati Financial Corp.	17,367	835,179
CNA Financial Corp.	3,040	117,861
FNF Group *	32,117	909,232
Genworth Financial, Inc., Class A *	59,874	849,612

See financial notes 35

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
HCC Insurance Holdings, Inc.	11,760	589,646
Lincoln National Corp.	31,055	1,709,267
Loews Corp.	35,913	1,570,835
Marsh & McLennan Cos., Inc.	65,565	3,481,502
MetLife, Inc.	134,842	7,381,251
Principal Financial Group, Inc.	33,158	1,800,148
Prudential Financial, Inc.	55,282	4,958,795
Reinsurance Group of America, Inc.	8,250	684,585
The Allstate Corp.	51,690	3,178,418
The Chubb Corp.	29,039	2,670,136
The Hartford Financial Services Group, Inc.	53,458	1,980,619
The Progressive Corp.	64,901	1,623,823
The Travelers Cos., Inc.	41,780	3,956,984
Torchmark Corp.	16,062	876,182
Unum Group	30,978	1,123,572
Validus Holdings Ltd.	10,751	420,472
W.R. Berkley Corp.	12,983	627,728
Willis Group Holdings plc	21,950	921,242
XL Group plc	33,928	1,159,659

		67,075,039

Materials 4.1%
Air Products & Chemicals, Inc.	25,279	3,367,416
Albemarle Corp.	9,435	599,877
Alcoa, Inc.	138,522	2,300,850
Ashland, Inc.	8,879	952,006
Avery Dennison Corp.	11,313	544,495
Bemis Co., Inc.	11,847	482,647
Celanese Corp., Series A	18,921	1,183,319
E.I. du Pont de Nemours & Co.	109,327	7,227,608
Eastman Chemical Co.	17,993	1,483,883
Freeport-McMoRan, Inc.	123,397	4,487,949
Huntsman Corp.	24,289	653,131
International Flavors & Fragrances, Inc.	9,616	976,890
International Paper Co.	52,391	2,538,344
Martin Marietta Materials, Inc.	7,476	979,057
MeadWestvaco Corp.	20,928	899,904
Newmont Mining Corp.	58,414	1,582,435
Nucor Corp.	38,457	2,088,984
Owens-Illinois, Inc. *	19,315	594,709
Packaging Corp. of America	11,434	777,398
Rayonier Advanced Materials, Inc. *(a)	4,905	162,895
Reliance Steel & Aluminum Co.	9,304	650,536
Rockwood Holdings, Inc.	9,095	736,513
RPM International, Inc.	16,183	762,705
Sealed Air Corp.	23,109	834,235
The Dow Chemical Co.	144,311	7,727,854
The Mosaic Co.	38,546	1,840,957
TimkenSteel Corp.	4,630	221,221
Vulcan Materials Co.	15,189	962,679
Westlake Chemical Corp.	4,588	445,632

		48,066,129

Media 3.7%
Cablevision Systems Corp., Class A	25,233	467,063
CBS Corp., Class B Non-Voting Shares	58,155	3,448,010
Gannett Co., Inc.	26,869	907,097
Lamar Advertising Co., Class A	7,769	407,717
News Corp., Class A *	59,525	1,049,128
Omnicom Group, Inc.	31,105	2,239,871
The Interpublic Group of Cos., Inc.	50,731	990,776
The Walt Disney Co.	192,551	17,306,484
Time Warner, Inc.	105,097	8,095,622
Twenty-First Century Fox, Inc., Class A	228,185	8,082,313

		42,994,081

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	190,037	10,505,245
Bristol-Myers Squibb Co.	199,295	10,094,292
Eli Lilly & Co.	117,557	7,471,923
Hospira, Inc. *	20,446	1,098,768
Merck & Co., Inc.	349,905	21,032,789
Mylan, Inc. *	44,996	2,186,806
PerkinElmer, Inc.	13,403	601,125
Pfizer, Inc.	762,922	22,422,278
Quintiles Transnational Holdings, Inc. *	6,102	342,444

		75,755,670

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	8,293	655,645
American Capital Agency Corp.	43,508	1,028,964
Annaly Capital Management, Inc.	113,108	1,345,985
Apartment Investment & Management Co., Class A	17,780	609,321
Brixmor Property Group, Inc.	10,146	240,156
Camden Property Trust	11,043	826,458
DDR Corp.	33,642	612,957
Duke Realty Corp.	39,610	736,746
Equity Residential	40,379	2,683,992
General Growth Properties, Inc.	62,650	1,539,310
HCP, Inc.	54,534	2,362,958
Health Care REIT, Inc.	37,120	2,508,570
Kilroy Realty Corp.	9,440	597,080
Kimco Realty Corp.	51,806	1,216,923
Liberty Property Trust	17,929	635,045
National Retail Properties, Inc.	14,026	520,926
Plum Creek Timber Co., Inc.	20,576	836,003
Prologis, Inc.	59,365	2,430,403
Rayonier, Inc.	14,715	504,283
Realty Income Corp.	25,996	1,162,541
Regency Centers Corp.	10,802	617,226
Senior Housing Properties Trust	24,030	560,620
UDR, Inc.	29,443	880,935
Vornado Realty Trust	21,025	2,225,917
Weingarten Realty Investors	13,174	450,814
Weyerhaeuser Co.	64,080	2,175,516
WP Carey, Inc.	7,214	492,572

		30,457,866

Retailing 2.9%
Abercrombie & Fitch Co., Class A	9,171	383,348
Best Buy Co., Inc.	32,265	1,028,931
Dillard’s, Inc., Class A	2,788	318,724

36 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Expedia, Inc.	11,900	1,022,210
Foot Locker, Inc.	17,622	988,770
GameStop Corp., Class A	13,635	575,397
Genuine Parts Co.	18,189	1,595,903
Kohl’s Corp.	24,332	1,430,478
L Brands, Inc.	29,464	1,881,276
Liberty Interactive Corp., Class A *	56,824	1,677,445
Macy’s, Inc.	43,126	2,686,319
Signet Jewelers Ltd.	9,421	1,110,453
Staples, Inc.	78,258	914,054
The Gap, Inc.	31,013	1,431,250
The Home Depot, Inc.	163,684	15,304,454
Williams-Sonoma, Inc.	10,546	693,610

		33,042,622

Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	37,385	1,911,121
Applied Materials, Inc.	144,482	3,338,256
Avago Technologies Ltd.	29,768	2,443,655
Intel Corp.	595,242	20,785,851
KLA-Tencor Corp.	19,758	1,509,906
Lam Research Corp.	19,046	1,369,598
Linear Technology Corp.	28,598	1,290,056
Marvell Technology Group Ltd.	51,582	717,506
Maxim Integrated Products, Inc.	34,303	1,059,620
Microchip Technology, Inc.	24,241	1,183,688
Micron Technology, Inc. *	127,985	4,172,311
Texas Instruments, Inc.	129,341	6,231,649

		46,013,217

Software & Services 3.0%
CA, Inc.	38,527	1,088,002
Cadence Design Systems, Inc. *	34,391	606,657
Computer Sciences Corp.	17,395	1,040,047
International Business Machines Corp.	114,186	21,957,968
Leidos Holdings, Inc.	7,417	279,250
Paychex, Inc.	38,149	1,588,906
The Western Union Co.	65,911	1,151,465
Total System Services, Inc.	19,063	599,722
VeriSign, Inc. *	14,780	843,569
Xerox Corp.	134,627	1,859,199
Yahoo! Inc. *	111,403	4,290,130

		35,304,915

Technology Hardware & Equipment 2.2%
Arrow Electronics, Inc. *	12,117	754,283
Avnet, Inc.	16,646	740,913
Corning, Inc.	155,823	3,250,468
Harris Corp.	12,893	920,431
Hewlett-Packard Co.	225,434	8,566,492
Jabil Circuit, Inc.	21,591	465,934
Motorola Solutions, Inc.	26,934	1,599,880
NCR Corp. *	19,910	680,126
Seagate Technology plc	39,067	2,444,813
TE Connectivity Ltd.	48,600	3,046,248
Western Digital Corp.	24,730	2,547,437

		25,017,025

Telecommunication Services 4.4%
AT&T, Inc.	621,386	21,723,655
CenturyLink, Inc.	68,428	2,804,864
Frontier Communications Corp.	116,952	795,274
Sprint Corp. *	106,843	599,389
Verizon Communications, Inc.	495,738	24,697,667
Windstream Holdings, Inc. (a)	69,605	786,536

		51,407,385

Transportation 0.3%
Norfolk Southern Corp.	37,067	3,966,169

Utilities 6.0%
AGL Resources, Inc.	14,197	756,842
Alliant Energy Corp.	13,000	760,370
Ameren Corp.	28,647	1,145,594
American Electric Power Co., Inc.	58,484	3,140,591
American Water Works Co., Inc.	21,113	1,068,529
Aqua America, Inc.	21,630	540,966
CenterPoint Energy, Inc.	50,327	1,250,123
CMS Energy Corp.	32,900	1,004,766
Consolidated Edison, Inc.	35,372	2,047,685
Dominion Resources, Inc.	69,640	4,890,121
DTE Energy Co.	21,468	1,679,871
Duke Energy Corp.	84,414	6,245,792
Edison International	39,344	2,326,804
Entergy Corp.	21,559	1,668,882
Exelon Corp.	102,746	3,433,771
FirstEnergy Corp.	50,794	1,739,187
Integrys Energy Group, Inc.	9,616	652,830
MDU Resources Group, Inc.	22,753	712,396
National Fuel Gas Co.	10,188	778,771
NextEra Energy, Inc.	52,072	5,126,488
NiSource, Inc.	37,977	1,506,548
Northeast Utilities	38,106	1,748,684
NRG Energy, Inc.	41,383	1,273,769
OGE Energy Corp.	23,219	871,177
Pepco Holdings, Inc.	28,925	797,173
PG&E Corp.	55,126	2,562,256
Pinnacle West Capital Corp.	13,434	765,066
PPL Corp.	79,531	2,754,158
Public Service Enterprise Group, Inc.	60,602	2,265,909
Questar Corp.	21,913	515,175
SCANA Corp.	17,320	899,601
Sempra Energy	27,381	2,901,565
TECO Energy, Inc.	27,936	505,642
The Southern Co.	106,146	4,712,882
UGI Corp.	13,182	698,382
Westar Energy, Inc.	14,688	542,428
Wisconsin Energy Corp.	26,742	1,212,215
Xcel Energy, Inc.	60,566	1,941,140

		69,444,149

Total Common Stock
(Cost $939,758,277)		1,158,924,925

See financial notes 37

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	11,000	1,129,040

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	458,084	458,084

Securities Lending Collateral 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	202	202

Total Other Investment Companies
(Cost $1,548,517)		1,587,326

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $941,769,305 and the unrealized appreciation and depreciation were $220,956,500 and ($2,213,554), respectively, with a net unrealized appreciation $218,742,946.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $122,158.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

38 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	985,694,317	1,189,455,202
0.9%		Other Investment Companies	10,125,970	10,126,276

100.8%		Total Investments	995,820,287	1,199,581,478
(0	.8)%	Other Assets and Liabilities, Net		(9,064,556)

100.0%		Net Assets		1,190,516,922

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Dana Holding Corp.	72,544	1,685,197
Gentex Corp.	69,284	2,047,342
Lear Corp.	37,633	3,805,825
The Goodyear Tire & Rubber Co.	128,776	3,344,313
TRW Automotive Holdings Corp. *	51,749	4,982,911
Visteon Corp. *	22,345	2,261,091

		18,126,679

Banks 3.6%
Associated Banc-Corp.	74,683	1,357,737
BankUnited, Inc.	48,144	1,518,943
BOK Financial Corp.	9,660	650,891
City National Corp.	22,096	1,676,644
Commerce Bancshares, Inc.	37,927	1,749,573
Cullen/Frost Bankers, Inc.	24,109	1,894,967
East West Bancorp, Inc.	66,446	2,314,979
First Horizon National Corp.	110,554	1,344,337
First Niagara Financial Group, Inc.	165,241	1,437,597
First Republic Bank	57,627	2,817,960
Hancock Holding Co.	39,752	1,321,356
Hudson City Bancorp, Inc.	223,867	2,209,567
Huntington Bancshares, Inc.	386,336	3,803,478
Nationstar Mortgage Holdings, Inc. *	9,697	339,395
New York Community Bancorp, Inc.	204,036	3,254,374
Ocwen Financial Corp. *	54,098	1,511,498
People’s United Financial, Inc.	147,650	2,207,368
Popular, Inc. *	47,479	1,469,950
Prosperity Bancshares, Inc.	27,638	1,669,335
Signature Bank *	23,520	2,786,179
SVB Financial Group *	22,933	2,552,902
TFS Financial Corp. *	35,953	519,161
Zions Bancorp	94,080	2,741,491

		43,149,682

Capital Goods 12.0%
A.O. Smith Corp.	34,694	1,702,782
Acuity Brands, Inc.	19,992	2,476,609
AECOM Technology Corp. *	47,138	1,783,702
AGCO Corp.	40,573	1,981,585
Allegion plc	41,749	2,147,151
Allison Transmission Holdings, Inc.	76,633	2,351,100
Armstrong World Industries, Inc. *	21,170	1,221,086
B/E Aerospace, Inc. *	46,453	3,936,427
Carlisle Cos., Inc.	29,401	2,437,343
Chicago Bridge & Iron Co. N.V.	50,738	3,217,804
CLARCOR, Inc.	23,134	1,462,300
Colfax Corp. *	43,946	2,795,405
Crane Co.	22,306	1,552,275
Donaldson Co., Inc.	61,156	2,559,990
EMCOR Group, Inc.	32,457	1,402,142
Fortune Brands Home & Security, Inc.	77,618	3,353,874
Generac Holdings, Inc. *	31,754	1,477,196
Graco, Inc.	27,734	2,131,635
HD Supply Holdings, Inc. *	45,280	1,257,426
Hexcel Corp. *	45,866	1,889,221
Hubbell, Inc., Class B	25,465	3,078,718
IDEX Corp.	38,230	2,941,416
ITT Corp.	43,065	2,061,091
Jacobs Engineering Group, Inc. *	61,741	3,328,457
KBR, Inc.	68,211	1,502,006
Kennametal, Inc.	37,441	1,677,731
Lennox International, Inc.	20,581	1,723,865
Lincoln Electric Holdings, Inc.	37,044	2,633,828
Masco Corp.	166,409	3,905,619
MSC Industrial Direct Co., Inc., Class A	21,757	1,961,176
Nordson Corp.	28,453	2,306,400
NOW, Inc. *	49,899	1,648,164
Oshkosh Corp.	38,810	1,928,081
Owens Corning	51,176	1,842,336
Pall Corp.	51,157	4,316,116
Quanta Services, Inc. *	100,548	3,653,914
Regal-Beloit Corp.	20,947	1,488,703
Sensata Technologies Holding N.V. *	73,500	3,613,995
Snap-on, Inc.	27,049	3,379,773
Spirit AeroSystems Holdings, Inc., Class A *	59,874	2,296,168
SPX Corp.	20,581	2,141,453
Teledyne Technologies, Inc. *	17,641	1,712,412
Terex Corp.	50,570	1,891,824
The Babcock & Wilcox Co.	51,898	1,507,637
The Manitowoc Co., Inc.	63,831	1,877,908
The Middleby Corp. *	26,460	2,281,646
The Timken Co.	35,870	1,624,552
The Toro Co.	25,874	1,592,027
TransDigm Group, Inc.	22,933	4,311,175
Trinity Industries, Inc.	71,740	3,470,781
Triumph Group, Inc.	24,824	1,722,041
United Rentals, Inc. *	45,277	5,326,839
URS Corp.	32,343	1,959,339
USG Corp. *	47,628	1,379,783
Valmont Industries, Inc. (a)	12,557	1,767,398
WABCO Holdings, Inc. *	28,226	2,912,923

See financial notes 39

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Wabtec Corp.	45,277	3,774,291
Watsco, Inc.	12,348	1,142,067
WESCO International, Inc. *	20,581	1,728,598
Woodward, Inc.	27,638	1,443,533
Xylem, Inc.	85,850	3,198,771

		143,191,608

Commercial & Professional Services 2.9%
Cintas Corp.	47,891	3,167,511
Clean Harbors, Inc. *	25,285	1,530,754
Copart, Inc. *	51,158	1,761,370
Covanta Holding Corp.	59,980	1,258,980
Equifax, Inc.	57,037	4,492,234
Iron Mountain, Inc.	79,380	2,856,093
KAR Auction Services, Inc.	66,056	1,992,249
Manpowergroup, Inc.	37,809	2,933,222
Pitney Bowes, Inc.	94,671	2,561,797
Robert Half International, Inc.	63,504	3,188,536
Rollins, Inc.	29,402	874,710
The Dun & Bradstreet Corp.	17,053	2,001,681
Towers Watson & Co., Class A	29,989	3,287,694
Waste Connections, Inc.	57,038	2,798,284

		34,705,115

Consumer Durables & Apparel 4.8%
Brunswick Corp.	42,338	1,820,534
Carter’s, Inc.	25,285	2,093,092
D.R. Horton, Inc.	152,292	3,301,691
Fossil Group, Inc. *	22,344	2,263,224
Hanesbrands, Inc.	46,453	4,769,794
Harman International Industries, Inc.	31,421	3,615,929
Hasbro, Inc.	54,098	2,848,530
Jarden Corp. *	55,864	3,340,109
Leggett & Platt, Inc.	64,683	2,269,726
Lennar Corp., Class A	82,908	3,248,335
Mohawk Industries, Inc. *	28,225	4,121,414
Newell Rubbermaid, Inc.	129,365	4,336,315
NVR, Inc. *	1,772	2,078,893
Polaris Industries, Inc.	30,576	4,445,139
PulteGroup, Inc.	158,772	3,051,598
Toll Brothers, Inc. *	74,680	2,657,861
Tupperware Brands Corp.	23,521	1,723,148
Under Armour, Inc., Class A *	75,696	5,174,579

		57,159,911

Consumer Services 2.8%
Aramark	29,232	757,109
Bally Technologies, Inc. *	17,610	1,396,297
Bloomin’ Brands, Inc. *	35,526	591,153
Brinker International, Inc.	30,578	1,495,264
Burger King Worldwide, Inc.	27,051	866,714
Darden Restaurants, Inc.	61,743	2,921,679
Domino’s Pizza, Inc.	25,873	1,952,118
Dunkin’ Brands Group, Inc.	50,153	2,183,662
Extended Stay America, Inc.	25,150	600,079
Graham Holdings Co., Class B	2,171	1,560,515
H&R Block, Inc.	128,188	4,298,144
International Game Technology	115,254	1,943,182
MGM Resorts International *	155,824	3,813,013
Norwegian Cruise Line Holdings Ltd. *	43,891	1,462,009
Panera Bread Co., Class A *	12,023	1,802,729
Penn National Gaming, Inc. *	32,760	369,860
SeaWorld Entertainment, Inc.	31,164	647,899
Service Corp. International	99,426	2,204,274
Six Flags Entertainment Corp.	44,101	1,608,804
Sotheby’s	31,754	1,295,881

		33,770,385

Diversified Financials 2.7%
CBOE Holdings, Inc.	39,986	2,120,258
Credit Acceptance Corp. *	4,568	562,960
E*TRADE Financial Corp. *	133,476	2,971,176
Eaton Vance Corp.	56,451	2,210,621
Federated Investors, Inc., Class B	44,298	1,359,506
FNFV Group *	42,924	643,001
Legg Mason, Inc.	48,219	2,378,161
LPL Financial Holdings, Inc.	35,868	1,746,413
MSCI, Inc. *	54,098	2,496,082
Navient Corp.	197,236	3,538,414
Raymond James Financial, Inc.	57,626	3,148,685
SEI Investments Co.	66,447	2,518,009
The NASDAQ OMX Group, Inc.	54,686	2,377,200
Voya Financial, Inc.	62,918	2,459,465
Waddell & Reed Financial, Inc., Class A	39,397	2,147,136

		32,677,087

Energy 7.2%
Atwood Oceanics, Inc. *	27,048	1,336,442
Cheniere Energy, Inc. *	102,316	8,211,882
Cimarex Energy Co.	40,573	5,889,577
Core Laboratories N.V.	20,581	3,251,592
CVR Energy, Inc. (a)	7,058	350,289
Dresser-Rand Group, Inc. *	35,869	2,485,722
Dril-Quip, Inc. *	18,816	1,909,259
Energen Corp.	34,105	2,744,770
EP Energy Corp., Class A *	16,275	314,596
Frank’s International N.V.	13,859	279,259
Gulfport Energy Corp. *	39,986	2,339,181
Helix Energy Solutions Group, Inc. *	45,538	1,244,098
Helmerich & Payne, Inc.	50,568	5,312,168
Kosmos Energy Ltd. *	47,342	474,367
Laredo Petroleum, Inc. *	26,757	632,535
Nabors Industries Ltd.	122,307	3,327,973
Newfield Exploration Co. *	62,548	2,803,401
Oasis Petroleum, Inc. *	44,101	2,169,328
Oceaneering International, Inc.	50,569	3,517,580
Oil States International, Inc. *	24,697	1,594,191
Patterson-UTI Energy, Inc.	67,735	2,339,567
QEP Resources, Inc.	84,894	3,019,680
Rosetta Resources, Inc. *	29,553	1,477,650
Rowan Cos. plc, Class A	58,401	1,770,718
RPC, Inc.	27,636	629,272
SM Energy Co.	31,752	2,827,198
Superior Energy Services, Inc.	72,915	2,613,274
Targa Resources Corp.	12,937	1,805,358
Teekay Corp.	18,156	1,113,326
Tesoro Corp.	60,567	3,921,108

40 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tidewater, Inc.	23,030	1,171,536
Ultra Petroleum Corp. *(a)	71,926	1,908,197
Western Refining, Inc.	34,046	1,584,160
Whiting Petroleum Corp. *	55,274	5,121,689
World Fuel Services Corp.	33,518	1,487,529
WPX Energy, Inc. *	94,087	2,504,596

		85,483,068

Food & Staples Retailing 0.6%
Safeway, Inc.	107,608	3,742,606
Sprouts Farmers Market, Inc. *	48,134	1,489,266
The Fresh Market, Inc. *	19,056	635,518
United Natural Foods, Inc. *	22,933	1,474,362

		7,341,752

Food, Beverage & Tobacco 1.0%
Flowers Foods, Inc.	82,324	1,611,904
Ingredion, Inc.	34,693	2,767,113
Pilgrim’s Pride Corp. *	27,338	816,586
Pinnacle Foods, Inc.	25,733	832,720
Seaboard Corp. *	131	379,802
The Hain Celestial Group, Inc. *	22,933	2,255,690
The WhiteWave Foods Co. *	82,565	2,891,426

		11,555,241

Health Care Equipment & Services 4.5%
Align Technology, Inc. *	33,156	1,805,676
athenahealth, Inc. *	17,462	2,522,211
Brookdale Senior Living, Inc. *	81,732	2,856,533
Centene Corp. *	26,983	2,108,182
Community Health Systems, Inc. *	54,252	2,944,799
DENTSPLY International, Inc.	66,446	3,169,806
Envision Healthcare Holdings, Inc. *	47,040	1,719,782
Hologic, Inc. *	127,008	3,158,689
IDEXX Laboratories, Inc. *	24,109	2,988,793
MEDNAX, Inc. *	46,454	2,659,492
Omnicare, Inc.	46,453	2,962,308
Patterson Cos., Inc.	39,168	1,577,295
Premier, Inc., Class A *	12,693	400,845
ResMed, Inc. (a)	65,272	3,462,680
Sirona Dental Systems, Inc. *	25,873	2,108,908
Team Health Holdings, Inc. *	32,341	1,892,595
Teleflex, Inc.	18,817	2,060,085
Tenet Healthcare Corp. *	46,137	2,822,662
The Cooper Cos., Inc.	22,345	3,642,905
Universal Health Services, Inc., Class B	41,749	4,777,756
Veeva Systems, Inc., Class A *	11,689	350,319
WellCare Health Plans, Inc. *	20,581	1,355,465

		53,347,786

Household & Personal Products 0.7%
Coty, Inc., Class A	26,562	456,601
Energizer Holdings, Inc.	28,813	3,501,356
Herbalife Ltd. (a)	35,095	1,789,143
Nu Skin Enterprises, Inc., Class A	27,637	1,235,926
Spectrum Brands Holdings, Inc.	10,013	867,126

		7,850,152

Insurance 5.6%
Alleghany Corp. *	7,644	3,295,558
Allied World Assurance Co. Holdings AG	45,278	1,674,833
American Financial Group, Inc.	33,403	2,003,178
American National Insurance Co.	1,765	200,928
AmTrust Financial Services, Inc. (a)	13,579	597,883
Arch Capital Group Ltd. *	54,685	3,039,392
Arthur J. Gallagher & Co.	74,088	3,499,176
Assurant, Inc.	33,516	2,237,193
Assured Guaranty Ltd.	82,320	1,988,028
Axis Capital Holdings Ltd.	47,046	2,268,558
Brown & Brown, Inc.	54,099	1,764,709
Cincinnati Financial Corp.	68,798	3,308,496
CNO Financial Group, Inc.	101,730	1,815,881
Erie Indemnity Co., Class A	11,821	904,425
Everest Re Group Ltd.	21,757	3,564,667
FNF Group *	128,774	3,645,592
Genworth Financial, Inc., Class A *	231,681	3,287,553
HCC Insurance Holdings, Inc.	47,752	2,394,285
Markel Corp. *	6,468	4,267,587
Old Republic International Corp.	113,546	1,742,931
PartnerRe Ltd.	20,584	2,299,027
ProAssurance Corp.	27,639	1,276,922
Protective Life Corp.	37,045	2,570,923
Reinsurance Group of America, Inc.	32,341	2,683,656
RenaissanceRe Holdings Ltd.	18,818	1,926,775
Torchmark Corp.	61,741	3,367,972
Validus Holdings Ltd.	42,339	1,655,878
W.R. Berkley Corp.	48,218	2,331,340
White Mountains Insurance Group Ltd.	2,503	1,587,503

		67,200,849

Materials 7.6%
Airgas, Inc.	31,640	3,492,423
Albemarle Corp.	37,044	2,355,258
Allegheny Technologies, Inc.	51,247	2,161,086
AptarGroup, Inc.	30,577	1,961,515
Ashland, Inc.	33,700	3,613,314
Avery Dennison Corp.	44,689	2,150,882
Axiall Corp.	32,395	1,346,984
Bemis Co., Inc.	47,043	1,916,532
Carpenter Technology Corp.	24,902	1,362,886
Cliffs Natural Resources, Inc. (a)	68,460	1,031,692
Crown Holdings, Inc. *	64,682	3,122,200
Cytec Industries, Inc.	16,474	1,697,481
Eagle Materials, Inc.	23,284	2,372,872
Graphic Packaging Holding Co. *	151,116	1,932,774
Greif, Inc., Class A	13,930	667,108
Huntsman Corp.	91,734	2,466,727
International Flavors & Fragrances, Inc.	38,221	3,882,871
Martin Marietta Materials, Inc.	28,039	3,671,987
MeadWestvaco Corp.	79,386	3,413,598
NewMarket Corp.	4,972	2,023,057
Owens-Illinois, Inc. *	78,396	2,413,813
Packaging Corp. of America	45,865	3,118,361
Platform Specialty Products Corp. *	42,336	1,156,196

See financial notes 41

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Rayonier Advanced Materials, Inc. *(a)	19,602	650,982
Reliance Steel & Aluminum Co.	35,869	2,507,960
Rock-Tenn Co., Class A	67,034	3,295,391
Rockwood Holdings, Inc.	33,517	2,714,207
Royal Gold, Inc.	30,773	2,392,601
RPM International, Inc.	61,152	2,882,094
Sealed Air Corp.	90,556	3,269,072
Silgan Holdings, Inc.	19,993	1,006,648
Sonoco Products Co.	46,454	1,912,047
Steel Dynamics, Inc.	111,885	2,600,207
The Scotts Miracle-Gro Co., Class A	19,993	1,154,196
The Valspar Corp.	36,457	2,944,267
TimkenSteel Corp.	17,938	857,078
Valhi, Inc. (a)	10,250	80,770
Vulcan Materials Co.	61,154	3,875,941
W.R. Grace & Co. *	35,869	3,552,107
Westlake Chemical Corp.	18,817	1,827,695

		90,854,880

Media 1.7%
AMC Networks, Inc., Class A *	27,915	1,746,781
Cablevision Systems Corp., Class A	100,840	1,866,548
CBS Outdoor Americas, Inc. REIT	54,591	1,876,293
Cinemark Holdings, Inc.	48,806	1,722,364
Clear Channel Outdoor Holdings, Inc., Class A	18,340	127,280
Gannett Co., Inc.	105,846	3,573,361
Lamar Advertising Co., Class A	30,753	1,613,917
Morningstar, Inc.	9,409	646,210
Regal Entertainment Group, Class A	37,288	784,912
The Interpublic Group of Cos., Inc.	197,575	3,858,640
The Madison Square Garden Co., Class A *	28,224	1,887,057

		19,703,363

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Alkermes plc *	68,077	3,045,084
ARIAD Pharmaceuticals, Inc. *(a)	90,378	562,151
Bio-Rad Laboratories, Inc., Class A *	8,821	1,060,813
BioMarin Pharmaceutical, Inc. *	67,621	4,815,968
Bruker Corp. *	51,319	1,029,459
Covance, Inc. *	26,719	2,215,005
Cubist Pharmaceuticals, Inc. *	35,868	2,475,968
Endo International plc *	65,423	4,168,099
Hospira, Inc. *	77,617	4,171,138
Incyte Corp. *	69,973	3,792,537
Jazz Pharmaceuticals plc *	25,063	4,083,264
Medivation, Inc. *	36,272	3,310,183
Mettler-Toledo International, Inc. *	13,525	3,658,242
PerkinElmer, Inc.	52,922	2,373,552
Pharmacyclics, Inc. *	31,752	3,949,631
Quintiles Transnational Holdings, Inc. *	24,731	1,387,904
Salix Pharmaceuticals Ltd. *	29,400	4,677,834
Seattle Genetics, Inc. *	52,442	2,307,972
Techne Corp.	15,876	1,516,476
United Therapeutics Corp. *	20,582	2,425,177

		57,026,457

Real Estate 9.2%
Alexandria Real Estate Equities, Inc.	33,721	2,665,982
American Campus Communities, Inc.	48,218	1,905,093
American Homes 4 Rent, Class A	61,048	1,091,538
Apartment Investment & Management Co., Class A	68,556	2,349,414
BioMed Realty Trust, Inc.	89,969	2,019,804
Brixmor Property Group, Inc.	33,744	798,721
Camden Property Trust	39,397	2,948,472
CBL & Associates Properties, Inc.	77,621	1,474,799
CBRE Group, Inc., Class A *	129,955	4,129,970
Chimera Investment Corp.	484,067	1,602,262
Corrections Corp. of America	54,099	1,928,088
DDR Corp.	138,465	2,522,832
Douglas Emmett, Inc.	59,391	1,696,801
Duke Realty Corp.	153,776	2,860,234
Equity Lifestyle Properties, Inc.	35,870	1,638,900
Essex Property Trust, Inc.	28,812	5,573,681
Extra Space Storage, Inc.	52,394	2,761,164
Federal Realty Investment Trust	31,272	3,902,120
Forest City Enterprises, Inc., Class A *	74,529	1,550,203
Gaming & Leisure Properties, Inc.	41,011	1,365,666
Highwoods Properties, Inc.	42,338	1,801,482
Home Properties, Inc.	26,461	1,699,326
Hospitality Properties Trust	69,977	2,059,423
Jones Lang LaSalle, Inc.	20,882	2,790,044
Kilroy Realty Corp.	38,223	2,417,605
Liberty Property Trust	69,061	2,446,141
MFA Financial, Inc.	174,463	1,472,468
Mid-America Apartment Communities, Inc.	35,649	2,578,136
National Retail Properties, Inc.	57,324	2,129,013
Omega Healthcare Investors, Inc.	58,478	2,202,866
Piedmont Office Realty Trust, Inc., Class A	70,564	1,375,292
Rayonier, Inc.	58,804	2,015,213
Realogy Holdings Corp. *	67,622	2,756,949
Realty Income Corp.	102,901	4,601,733
Regency Centers Corp.	43,286	2,473,362
Retail Properties of America, Inc., Class A	88,841	1,405,465
RLJ Lodging Trust	59,730	1,780,551
Senior Housing Properties Trust	93,495	2,181,238
SL Green Realty Corp.	44,689	4,886,742
Starwood Property Trust, Inc.	103,493	2,468,308
Tanger Factory Outlet Centers, Inc.	44,954	1,569,344
Taubman Centers, Inc.	29,406	2,239,855
The Howard Hughes Corp. *	14,918	2,362,564
Two Harbors Investment Corp.	173,666	1,861,700
UDR, Inc.	117,603	3,518,682
Weingarten Realty Investors	52,564	1,798,740
WP Carey, Inc.	27,637	1,887,054

		109,565,040

Retailing 4.3%
Abercrombie & Fitch Co., Class A	34,107	1,425,673
Advance Auto Parts, Inc.	34,106	4,652,740
American Eagle Outfitters, Inc.	80,969	1,140,043

42 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ascena Retail Group, Inc. *	58,217	1,012,394
AutoNation, Inc. *	29,401	1,595,004
Cabela’s, Inc. *	22,023	1,343,843
Dick’s Sporting Goods, Inc.	46,454	2,093,682
Dillard’s, Inc., Class A	10,585	1,210,077
DSW, Inc., Class A	34,330	1,062,170
Foot Locker, Inc.	68,210	3,827,263
GameStop Corp., Class A	53,510	2,258,122
GNC Holdings, Inc., Class A	43,514	1,651,356
Groupon, Inc. *	175,943	1,196,412
HSN, Inc.	15,943	965,986
J.C. Penney Co., Inc. *(a)	144,953	1,565,492
LKQ Corp. *	141,124	4,007,922
Penske Automotive Group, Inc.	19,443	932,681
Sally Beauty Holdings, Inc. *	62,916	1,754,098
Sears Holdings Corp. *(a)	20,412	710,338
Signet Jewelers Ltd.	37,172	4,381,464
Tractor Supply Co.	64,683	4,330,527
Ulta Salon, Cosmetics & Fragrance, Inc. *	29,989	2,918,230
Urban Outfitters, Inc. *	47,040	1,871,722
Williams-Sonoma, Inc.	40,574	2,668,552
zulily, Inc., Class A *(a)	5,301	173,873

		50,749,664

Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp. *	196,409	1,740,184
Cree, Inc. *	57,038	2,598,651
First Solar, Inc. *	33,617	2,342,432
Freescale Semiconductor Ltd. *	43,946	925,063
Lam Research Corp.	75,854	5,454,661
Marvell Technology Group Ltd.	191,712	2,666,714
ON Semiconductor Corp. *	211,154	2,060,863
Skyworks Solutions, Inc.	88,204	4,997,639
Teradyne, Inc.	91,347	1,880,835

		24,667,042

Software & Services 7.7%
Akamai Technologies, Inc. *	82,911	5,009,483
Amdocs Ltd.	74,679	3,517,381
ANSYS, Inc. *	43,687	3,551,753
AOL, Inc. *	36,458	1,575,715
Aspen Technology, Inc. *	43,985	1,807,344
Booz Allen Hamilton Holding Corp.	32,207	714,351
Broadridge Financial Solutions, Inc.	57,472	2,444,859
Cadence Design Systems, Inc. *	134,069	2,364,977
CommVault Systems, Inc. *	20,831	1,148,621
Computer Sciences Corp.	67,622	4,043,119
Concur Technologies, Inc. *	21,757	2,183,968
CoStar Group, Inc. *	14,721	2,130,865
DST Systems, Inc.	16,464	1,528,024
Electronic Arts, Inc. *	145,826	5,518,056
FactSet Research Systems, Inc.	18,229	2,322,375
FireEye, Inc. *	14,383	447,887
FleetCor Technologies, Inc. *	34,104	4,900,404
Fortinet, Inc. *	62,919	1,623,939
Gartner, Inc. *	42,338	3,157,991
Genpact Ltd. *	74,088	1,289,131
Global Payments, Inc.	31,752	2,309,005
IAC/InterActiveCorp	35,869	2,496,124
Informatica Corp. *	50,663	1,725,328
Jack Henry & Associates, Inc.	39,397	2,277,541
Leidos Holdings, Inc.	29,402	1,106,985
MICROS Systems, Inc. *	34,692	2,358,015
NetSuite, Inc. *	14,236	1,247,643
NeuStar, Inc., Class A *	24,696	728,285
PTC, Inc. *	56,248	2,176,235
Sabre Corp.	21,168	385,893
ServiceNow, Inc. *	48,506	2,965,172
SolarWinds, Inc. *	30,975	1,325,420
Solera Holdings, Inc.	31,753	1,935,663
Splunk, Inc. *	43,512	2,347,472
Synopsys, Inc. *	71,738	2,934,084
Syntel, Inc. *	7,057	630,684
Tableau Software, Inc., Class A *	15,877	1,039,785
The Ultimate Software Group, Inc. *	13,263	1,949,528
TIBCO Software, Inc. *	73,146	1,524,363
Total System Services, Inc.	78,830	2,479,992
Vantiv, Inc., Class A *	65,858	2,060,038
WEX, Inc. *	18,228	2,071,612

		91,355,110

Technology Hardware & Equipment 3.3%
3D Systems Corp. *(a)	47,452	2,539,157
Anixter International, Inc.	12,570	1,121,621
Arrow Electronics, Inc. *	46,453	2,891,699
Avnet, Inc.	63,506	2,826,652
Brocade Communications Systems, Inc.	203,467	2,146,577
CDW Corp.	39,396	1,301,644
CommScope Holding Co., Inc. *	38,208	984,238
Dolby Laboratories, Inc., Class A *	22,406	1,043,672
EchoStar Corp., Class A *	18,818	948,992
FEI Co.	19,405	1,630,796
FLIR Systems, Inc.	65,861	2,225,443
Harris Corp.	49,981	3,568,144
Ingram Micro, Inc., Class A *	72,328	2,085,216
IPG Photonics Corp. *	16,175	1,110,899
Jabil Circuit, Inc.	87,230	1,882,423
JDS Uniphase Corp. *	108,516	1,253,360
National Instruments Corp.	47,423	1,572,072
NCR Corp. *	78,474	2,680,672
Nimble Storage, Inc. *(a)	3,731	100,886
Palo Alto Networks, Inc. *	22,172	1,884,398
Trimble Navigation Ltd. *	121,720	4,048,407

		39,846,968

Telecommunication Services 1.2%
Frontier Communications Corp.	474,666	3,227,729
Level 3 Communications, Inc. *	78,794	3,542,578
Telephone & Data Systems, Inc.	42,931	1,130,803
tw telecom, Inc. *	65,268	2,678,272
United States Cellular Corp. *	6,039	227,791
Windstream Holdings, Inc. (a)	284,725	3,217,393

		14,024,566

Transportation 2.9%
Alaska Air Group, Inc.	63,506	2,942,868
AMERCO	2,752	764,533

See financial notes 43

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
American Airlines Group, Inc.	334,355	13,009,753
Avis Budget Group, Inc. *	49,394	3,334,589
Genesee & Wyoming, Inc., Class A *	24,221	2,381,651
J.B. Hunt Transport Services, Inc.	42,337	3,198,560
Kirby Corp. *	26,460	3,156,413
Landstar System, Inc.	20,581	1,396,730
Old Dominion Freight Line, Inc. *	32,341	2,156,175
Ryder System, Inc.	25,405	2,295,088

		34,636,360

Utilities 5.2%
AGL Resources, Inc.	55,273	2,946,604
Alliant Energy Corp.	51,746	3,026,624
American Water Works Co., Inc.	83,499	4,225,884
Aqua America, Inc.	81,735	2,044,192
Atmos Energy Corp.	47,666	2,409,993
Cleco Corp.	27,637	1,559,280
CMS Energy Corp.	125,246	3,825,013
Great Plains Energy, Inc.	73,269	1,880,815
Integrys Energy Group, Inc.	37,046	2,515,053
ITC Holdings Corp.	73,503	2,745,337
MDU Resources Group, Inc.	88,203	2,761,636
National Fuel Gas Co.	39,832	3,044,758
NRG Energy, Inc.	159,348	4,904,731
OGE Energy Corp.	92,318	3,463,771
Pepco Holdings, Inc.	115,839	3,192,523
Pinnacle West Capital Corp.	51,157	2,913,391
Questar Corp.	83,547	1,964,190
SCANA Corp.	65,858	3,420,665
TECO Energy, Inc.	106,428	1,926,347
UGI Corp.	54,576	2,891,437
Vectren Corp.	38,544	1,589,169
Westar Energy, Inc.	59,979	2,215,024

		61,466,437

Total Common Stock
(Cost $985,694,317)		1,189,455,202

Other Investment Companies 0.9% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF	5	1,309

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	289,119	289,119

Securities Lending Collateral 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	9,835,848	9,835,848

Total Other Investment Companies
(Cost $10,125,970)		10,126,276

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $996,149,937 and the unrealized appreciation and depreciation were $217,040,653 and ($13,609,112), respectively, with a net unrealized appreciation of $203,431,541.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,592,961.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

44 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	1,697,595,459	2,101,639,329
2.9%		Other Investment Companies	61,610,828	61,610,828
0.0%		Rights	115,419	115,419
0.0%		Short-Term Investment	99,999	99,999
0.0%		Warrants	—	—

102.8%		Total Investments	1,759,421,705	2,163,465,575
(2	.8)%	Other Assets and Liabilities, Net		(58,748,908)

100.0%		Net Assets		2,104,716,667

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	54,926	994,161
Cooper Tire & Rubber Co.	48,542	1,496,550
Cooper-Standard Holding, Inc. *	12,035	788,413
Dana Holding Corp.	128,930	2,995,044
Dorman Products, Inc. *	24,236	1,086,500
Drew Industries, Inc.	18,782	833,733
Federal-Mogul Holdings Corp. *	28,968	494,484
Fox Factory Holding Corp. *	7,840	119,325
Fuel Systems Solutions, Inc. *	3,690	37,380
Gentex Corp.	120,003	3,546,089
Gentherm, Inc. *	29,506	1,441,368
Modine Manufacturing Co. *	38,601	548,906
Remy International, Inc.	12,699	280,648
Standard Motor Products, Inc.	17,955	675,287
Superior Industries International, Inc.	18,687	363,462
Tenneco, Inc. *	50,741	3,251,483
The Goodyear Tire & Rubber Co.	227,026	5,895,865
Thor Industries, Inc.	36,819	1,977,548
Visteon Corp. *	39,817	4,029,082
Winnebago Industries, Inc. *	24,023	594,089

		31,449,417

Banks 7.5%
1st Source Corp.	11,587	347,726
Ameris Bancorp	19,659	449,994
Arrow Financial Corp.	11,621	309,351
Associated Banc-Corp.	131,543	2,391,452
Astoria Financial Corp.	71,864	939,262
BancFirst Corp.	5,171	329,082
BancorpSouth, Inc.	72,314	1,530,887
Bank Mutual Corp.	31,896	210,195
Bank of Hawaii Corp.	37,492	2,176,411
Bank of the Ozarks, Inc.	55,041	1,758,560
BankUnited, Inc.	84,030	2,651,146
Banner Corp.	16,353	643,981
BBCN Bancorp, Inc.	68,390	998,494
Beneficial Mutual Bancorp, Inc. *	27,604	379,003
Berkshire Hills Bancorp, Inc.	22,934	564,864
BNC Bancorp	25,887	439,561
BofI Holding, Inc. *	10,400	800,696
Boston Private Financial Holdings, Inc.	67,821	823,347
Bridge Capital Holdings *	8,564	191,577
Brookline Bancorp, Inc.	49,496	452,888
Bryn Mawr Bank Corp.	10,236	301,143
Camden National Corp.	6,540	239,102
Capital Bank Financial Corp., Class A *	38,775	948,824
Capitol Federal Financial, Inc.	108,294	1,337,431
Cardinal Financial Corp.	25,771	460,528
Cascade Bancorp *	6,223	32,111
Cathay General Bancorp	60,245	1,568,780
Centerstate Banks, Inc.	23,231	242,764
Central Pacific Financial Corp.	20,696	363,836
Chemical Financial Corp.	25,166	713,959
City Holding Co.	13,733	586,674
City National Corp.	39,674	3,010,463
Clifton Bancorp, Inc.	7,749	97,405
CoBiz Financial, Inc.	27,235	314,564
Columbia Banking System, Inc.	44,246	1,150,838
Commerce Bancshares, Inc.	66,543	3,069,629
Community Bank System, Inc.	35,333	1,248,668
Community Trust Bancorp, Inc.	14,879	528,502
CVB Financial Corp.	78,757	1,223,884
Dime Community Bancshares, Inc.	25,203	389,134
Eagle Bancorp, Inc. *	19,677	659,770
East West Bancorp, Inc.	117,927	4,108,577
Enterprise Financial Services Corp.	13,142	229,196
Essent Group Ltd. *	15,355	323,376
EverBank Financial Corp.	72,982	1,377,900
F.N.B. Corp.	133,361	1,648,342
Federal Agricultural Mortgage Corp., Class C	9,558	314,649
Financial Institutions, Inc.	11,045	265,301
First BanCorp *	66,916	348,632
First Bancorp	15,372	273,160
First Busey Corp.	41,631	239,378
First Citizens BancShares, Inc., Class A	5,867	1,348,178
First Commonwealth Financial Corp.	71,226	631,062
First Community Bancshares, Inc.	11,880	193,882
First Connecticut Bancorp, Inc.	11,045	168,988
First Financial Bancorp	49,980	830,168
First Financial Bankshares, Inc. (a)	49,740	1,461,859
First Financial Corp.	7,165	231,573
First Horizon National Corp.	190,599	2,317,684
First Interstate BancSystem, Inc.	18,182	482,187

See financial notes 45

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
First Merchants Corp.	30,636	625,281
First Midwest Bancorp, Inc.	61,081	1,029,215
First Niagara Financial Group, Inc.	292,368	2,543,602
FirstMerit Corp.	132,369	2,281,380
Flagstar Bancorp, Inc. *	16,748	291,918
Flushing Financial Corp.	23,566	454,824
Fulton Financial Corp.	155,420	1,792,770
German American Bancorp, Inc.	10,218	276,806
Glacier Bancorp, Inc.	61,279	1,668,014
Great Southern Bancorp, Inc.	7,984	252,853
Hancock Holding Co.	68,515	2,277,439
Hanmi Financial Corp.	26,269	539,828
Heartland Financial USA, Inc.	13,569	324,570
Home BancShares, Inc.	41,201	1,225,730
Home Loan Servicing Solutions Ltd.	55,788	1,221,757
HomeStreet, Inc.	12,943	235,433
HomeTrust Bancshares, Inc. *	17,809	268,560
Hudson Valley Holding Corp.	14,792	262,854
Iberiabank Corp.	24,947	1,627,792
Independent Bank Corp.	19,448	715,881
Independent Bank Group, Inc.	2,626	132,902
International Bancshares Corp.	49,250	1,298,230
Investors Bancorp, Inc.	275,935	2,927,670
Kearny Financial Corp. *	8,232	128,831
Ladder Capital Corp., Class A *	6,991	130,033
Lakeland Bancorp, Inc.	26,055	269,148
Lakeland Financial Corp.	11,548	449,679
MainSource Financial Group, Inc.	14,747	254,386
MB Financial, Inc.	54,268	1,535,249
Meridian Bancorp, Inc. *	18,461	195,317
Metro Bancorp, Inc. *	9,741	226,576
MGIC Investment Corp. *	274,901	2,317,415
National Bank Holdings Corp., Class A	33,353	677,733
National Bankshares, Inc.	4,962	144,096
National Penn Bancshares, Inc.	84,528	845,280
Nationstar Mortgage Holdings, Inc. *(a)	17,979	629,265
NBT Bancorp, Inc.	37,643	903,808
NMI Holdings, Inc., Class A *(a)	4,340	42,011
Northfield Bancorp, Inc.	42,461	556,664
Northwest Bancshares, Inc.	80,511	1,015,244
OceanFirst Financial Corp.	13,276	217,992
OFG Bancorp	38,940	619,146
Old National Bancorp	83,936	1,098,722
OmniAmerican Bancorp, Inc.	7,443	193,220
Opus Bank *	4,143	131,292
Oritani Financial Corp.	32,277	484,155
PacWest Bancorp	79,380	3,329,197
Park National Corp. (a)	11,103	864,257
Park Sterling Corp.	22,773	155,540
Peoples Financial Services Corp. (a)	6,233	314,704
Pinnacle Financial Partners, Inc.	26,769	959,936
Popular, Inc. *	85,104	2,634,820
PrivateBancorp, Inc.	55,064	1,624,939
Prosperity Bancshares, Inc.	48,418	2,924,447
Provident Financial Services, Inc.	47,214	803,110
Radian Group, Inc. (a)	154,299	2,246,593
Renasant Corp.	27,148	785,392
Republic Bancorp, Inc., Class A	10,281	233,996
S&T Bancorp, Inc.	24,869	620,233
Sandy Spring Bancorp, Inc.	20,529	496,186
ServisFirst Bancshares, Inc.	2,439	73,585
Signature Bank *	40,940	4,849,752
Simmons First National Corp., Class A	13,282	530,217
South State Corp.	19,844	1,162,065
Southside Bancshares, Inc.	14,693	504,705
Southwest Bancorp, Inc.	16,059	265,455
Square 1 Financial, Inc., Class A *	4,895	93,935
State Bank Financial Corp.	29,014	486,275
Sterling Bancorp	67,027	849,232
Stock Yards Bancorp, Inc.	12,455	375,269
Stonegate Mortgage Corp. *(a)	6,368	92,400
Sun Bancorp, Inc. *	5,421	101,590
Susquehanna Bancshares, Inc.	151,647	1,564,997
SVB Financial Group *	40,881	4,550,873
Synovus Financial Corp.	114,310	2,760,586
TCF Financial Corp.	135,951	2,148,026
Territorial Bancorp, Inc.	7,863	161,663
Texas Capital Bancshares, Inc. *	35,233	1,901,877
TFS Financial Corp. *	62,231	898,616
The Bancorp, Inc. *	28,900	280,619
The First of Long Island Corp.	6,716	234,187
Tompkins Financial Corp.	8,781	402,082
Towne Bank	27,022	396,143
Trico Bancshares (a)	10,265	229,423
TrustCo Bank Corp.	62,937	441,818
Trustmark Corp.	54,695	1,298,186
UMB Financial Corp.	31,908	1,842,687
Umpqua Holdings Corp.	153,452	2,680,806
Union Bankshares Corp.	35,017	827,452
United Bankshares, Inc.	53,764	1,771,524
United Community Banks, Inc.	33,346	565,548
United Financial Bancorp, Inc.	38,933	482,380
Univest Corp. of Pennsylvania	14,564	278,172
Valley National Bancorp	161,771	1,617,710
ViewPoint Financial Group, Inc.	30,591	796,896
Walker & Dunlop, Inc. *	16,887	239,627
Washington Federal, Inc.	83,330	1,812,427
Washington Trust Bancorp, Inc.	12,659	445,344
Waterstone Financial, Inc.	6,363	72,730
Webster Financial Corp.	74,282	2,191,319
WesBanco, Inc.	25,119	779,945
Westamerica Bancorp	21,982	1,063,269
Western Alliance Bancorp *	65,104	1,537,105
Wilshire Bancorp, Inc.	53,654	523,663
Wintrust Financial Corp.	39,594	1,843,893
WSFS Financial Corp.	6,010	448,346

		157,478,918

Capital Goods 10.5%
A.O. Smith Corp.	62,598	3,072,310
AAON, Inc.	32,733	610,798
AAR Corp.	34,959	968,364
Aceto Corp.	23,353	448,845
Actuant Corp., Class A	58,401	1,969,866
Acuity Brands, Inc.	35,489	4,396,377
AECOM Technology Corp. *	83,557	3,161,797
Aegion Corp. *	29,475	726,854
Aerovironment, Inc. *	16,779	529,210

46 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Air Lease Corp.	72,922	2,763,744
Aircastle Ltd.	55,796	1,066,820
Alamo Group, Inc.	5,444	265,395
Albany International Corp., Class A	25,198	946,689
Allegion plc	73,828	3,796,974
Alliant Techsystems, Inc.	26,191	3,300,066
Altra Industrial Motion Corp.	22,835	759,492
Ameresco, Inc., Class A *	13,375	112,484
American Railcar Industries, Inc. (a)	8,096	645,251
American Science & Engineering, Inc.	6,383	369,576
American Woodmark Corp. *	9,090	356,510
Apogee Enterprises, Inc.	24,865	907,821
Applied Industrial Technologies, Inc.	34,740	1,692,185
Armstrong World Industries, Inc. *	35,788	2,064,252
Astec Industries, Inc.	16,220	673,779
Astronics Corp. *	12,456	781,489
AZZ, Inc.	21,890	1,014,383
Barnes Group, Inc.	39,414	1,349,535
Beacon Roofing Supply, Inc. *	40,341	1,150,525
Blount International, Inc. *	37,841	604,699
Briggs & Stratton Corp.	37,421	753,659
Builders FirstSource, Inc. *	27,505	189,785
CAI International, Inc. *	14,189	275,125
Capstone Turbine Corp. *(a)	200,438	250,548
Chart Industries, Inc. *	25,382	1,697,802
CIRCOR International, Inc.	13,936	992,104
CLARCOR, Inc.	42,149	2,664,238
Columbus McKinnon Corp.	15,571	390,209
Comfort Systems USA, Inc.	31,426	477,675
Continental Building Products, Inc. *	10,187	162,890
Crane Co.	40,896	2,845,953
Cubic Corp.	18,073	806,779
Curtiss-Wright Corp.	40,589	2,915,914
DigitalGlobe, Inc. *	58,865	1,787,730
Douglas Dynamics, Inc.	18,279	364,483
DXP Enterprises, Inc. *	8,789	704,175
Dycom Industries, Inc. *	28,173	879,279
EMCOR Group, Inc.	55,330	2,390,256
Encore Wire Corp.	15,874	673,851
EnerSys	38,850	2,497,666
Engility Holdings, Inc. *	14,574	512,130
EnPro Industries, Inc. *	18,005	1,222,540
ESCO Technologies, Inc.	22,417	807,012
Esterline Technologies Corp. *	26,207	3,072,247
Exelis, Inc.	155,900	2,679,921
Federal Signal Corp.	46,986	691,634
Foster Wheeler AG	83,419	2,722,796
Franklin Electric Co., Inc.	31,604	1,199,688
GATX Corp.	38,541	2,554,112
GenCorp, Inc. *	47,226	870,375
Generac Holdings, Inc. *	57,686	2,683,553
General Cable Corp.	40,479	869,084
Gibraltar Industries, Inc. *	23,307	370,814
Global Brass & Copper Holdings, Inc.	18,257	282,071
Global Power Equipment Group, Inc.	12,130	204,391
Graco, Inc.	49,848	3,831,317
GrafTech International Ltd. *	91,597	799,642
Graham Corp.	8,518	260,310
Granite Construction, Inc.	30,931	1,090,936
Great Lakes Dredge & Dock Corp. *	32,077	244,427
Griffon Corp.	34,675	432,397
H&E Equipment Services, Inc.	25,858	1,057,851
Harsco Corp.	65,886	1,594,441
HD Supply Holdings, Inc. *	81,290	2,257,423
HEICO Corp.	47,321	2,451,701
Hexcel Corp. *	80,428	3,312,829
Hillenbrand, Inc.	51,007	1,705,674
Huntington Ingalls Industries, Inc.	40,293	4,114,318
Hyster-Yale Materials Handling, Inc.	9,751	751,705
Insteel Industries, Inc.	13,431	315,360
ITT Corp.	75,413	3,609,266
John Bean Technologies Corp.	21,073	612,171
Kadant, Inc.	10,218	405,042
Kaman Corp.	23,185	942,702
Kennametal, Inc.	64,609	2,895,129
Kratos Defense & Security Solutions, Inc. *	28,250	212,723
L.B. Foster Co., Class A	8,564	449,267
Layne Christensen Co. *	9,355	106,460
Lennox International, Inc.	37,186	3,114,699
Lindsay Corp. (a)	11,194	870,669
Lydall, Inc. *	14,108	390,792
Masonite International Corp. *	14,224	813,328
MasTec, Inc. *	51,089	1,558,214
Meritor, Inc. *	75,661	1,031,259
Moog, Inc., Class A *	36,586	2,593,947
MRC Global, Inc. *	83,844	2,081,008
Mueller Industries, Inc.	46,668	1,364,572
Mueller Water Products, Inc., Class A	128,632	1,187,273
MYR Group, Inc. *	18,857	440,877
National Presto Industries, Inc. (a)	3,266	213,890
Navistar International Corp. *	58,111	2,191,366
NCI Building Systems, Inc. *	21,460	428,342
Nortek, Inc. *	13,526	1,126,986
NOW, Inc. *	88,548	2,924,740
Orbital Sciences Corp. *	49,114	1,314,782
PGT, Inc. *	20,929	218,708
Pike Corp. *	8,054	96,004
Ply Gem Holdings, Inc. *	6,007	70,823
Polypore International, Inc. *	34,621	1,552,059
Powell Industries, Inc.	8,058	424,576
Power Solutions International, Inc. *	4,384	299,646
Preformed Line Products Co.	2,541	144,583
Primoris Services Corp.	30,254	878,576
Proto Labs, Inc. *	17,411	1,310,004
Quanex Building Products Corp.	28,884	521,645
Raven Industries, Inc.	29,627	789,856
RBC Bearings, Inc.	19,066	1,178,660
Regal-Beloit Corp.	37,670	2,677,207
Rexnord Corp. *	67,133	1,960,955
Rush Enterprises, Inc., Class A *	27,884	1,022,506
Simpson Manufacturing Co., Inc.	35,283	1,140,347
SolarCity Corp. *	40,447	2,777,900

See financial notes 47

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Spirit AeroSystems Holdings, Inc., Class A *	105,245	4,036,146
Standex International Corp.	10,467	781,152
Stock Building Supply Holdings, Inc. *	12,461	211,837
Sun Hydraulics Corp.	20,074	803,562
TAL International Group, Inc. *	29,598	1,308,232
Taser International, Inc. *	42,972	673,371
Teledyne Technologies, Inc. *	31,326	3,040,815
Tennant Co.	14,865	1,035,942
Terex Corp.	90,713	3,393,573
Textainer Group Holdings Ltd. (a)	14,054	495,825
The Babcock & Wilcox Co.	90,702	2,634,893
The ExOne Co. *(a)	8,659	253,449
The Gorman-Rupp Co.	16,899	524,376
The Greenbrier Cos., Inc.	20,401	1,459,080
The KEYW Holding Corp. *(a)	12,715	150,418
The Manitowoc Co., Inc.	111,170	3,270,621
The Middleby Corp. *	47,102	4,061,605
The Toro Co.	45,785	2,817,151
Thermon Group Holdings, Inc. *	27,148	737,068
Titan International, Inc.	44,969	652,051
Titan Machinery, Inc. *(a)	11,744	144,569
Trex Co., Inc. *	23,888	898,189
TriMas Corp. *	35,856	1,136,635
Trinity Industries, Inc.	127,393	6,163,273
Triumph Group, Inc.	42,887	2,975,071
Tutor Perini Corp. *	31,662	946,061
Twin Disc, Inc.	7,442	240,749
Universal Forest Products, Inc.	17,079	808,691
URS Corp.	56,717	3,435,916
USG Corp. *	76,731	2,222,897
Wabash National Corp. *	51,678	730,727
Watsco, Inc.	22,364	2,068,446
Watts Water Technologies, Inc., Class A	23,367	1,478,897
WESCO International, Inc. *	36,981	3,106,034
Woodward, Inc.	48,524	2,534,409

		220,364,200

Commercial & Professional Services 3.0%
ABM Industries, Inc.	45,201	1,202,347
Acacia Research Corp. (a)	42,940	763,903
ACCO Brands Corp. *	81,969	633,620
Barrett Business Services, Inc.	5,789	342,651
Brady Corp., Class A	37,729	1,004,346
CBIZ, Inc. *	22,474	193,276
CDI Corp.	10,421	158,087
Civeo Corp.	88,105	2,238,748
Clean Harbors, Inc. *	46,177	2,795,556
Corporate Resource Services, Inc. *(a)	12,832	23,739
Covanta Holding Corp.	107,640	2,259,364
Deluxe Corp.	41,900	2,495,145
Ennis, Inc.	19,514	281,587
Exponent, Inc.	11,195	817,907
Franklin Covey Co. *	11,772	224,492
FTI Consulting, Inc. *	35,234	1,307,181
G&K Services, Inc., Class A	16,709	933,866
GP Strategies Corp. *	17,128	431,968
Healthcare Services Group, Inc.	57,783	1,579,209
Heidrick & Struggles International, Inc.	12,828	277,854
Heritage-Crystal Clean, Inc. *	7,981	127,776
Herman Miller, Inc.	48,722	1,448,018
HNI Corp.	37,248	1,412,072
Huron Consulting Group, Inc. *	19,088	1,154,442
ICF International, Inc. *	15,858	535,683
InnerWorkings, Inc. *	15,205	131,827
Insperity, Inc.	19,860	586,069
Interface, Inc.	44,906	764,749
KAR Auction Services, Inc.	114,970	3,467,495
Kelly Services, Inc., Class A	23,585	394,105
Kforce, Inc.	24,865	499,040
Kimball International, Inc., Class B	26,275	417,247
Knoll, Inc.	40,916	748,354
Korn/Ferry International *	43,247	1,308,222
McGrath RentCorp	21,108	780,996
Mistras Group, Inc. *	12,129	260,288
Mobile Mini, Inc.	35,083	1,374,201
MSA Safety, Inc.	25,560	1,415,002
Multi-Color Corp.	11,112	515,375
Navigant Consulting, Inc. *	37,870	616,902
NL Industries, Inc.	7,775	68,342
On Assignment, Inc. *	40,172	1,187,484
Paylocity Holding Corp. *	5,653	128,493
Pendrell Corp. *	75,272	115,919
Performant Financial Corp. *	13,316	128,100
Pitney Bowes, Inc.	166,657	4,509,738
Quad/Graphics, Inc.	22,917	513,570
R.R. Donnelley & Sons Co.	162,397	2,869,555
Resources Connection, Inc.	33,503	512,931
RPX Corp. *	31,941	485,184
SP Plus Corp. *	13,701	296,627
Steelcase, Inc., Class A	47,127	739,894
Team, Inc. *	14,846	592,504
Tetra Tech, Inc.	53,424	1,362,312
The Advisory Board Co. *	30,932	1,534,227
The Brink’s Co.	39,155	1,072,064
The Corporate Executive Board Co.	27,851	1,835,938
TriNet Group, Inc. *	12,543	336,278
TrueBlue, Inc. *	35,760	970,526
UniFirst Corp.	12,117	1,174,743
United Stationers, Inc.	32,843	1,335,068
US Ecology, Inc.	15,832	676,660
Viad Corp.	16,801	368,614
WageWorks, Inc. *	25,066	1,034,223
West Corp.	17,586	521,601

		62,293,304

Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	11,942	442,093
Beazer Homes USA, Inc. *	21,767	410,308
Black Diamond, Inc. *(a)	12,222	103,643
Brunswick Corp.	75,812	3,259,916
Callaway Golf Co.	58,092	442,080
Cavco Industries, Inc. *	5,530	395,008
Columbia Sportswear Co.	10,046	765,103
Crocs, Inc. *	70,981	1,096,656
Deckers Outdoor Corp. *	28,437	2,623,029
Ethan Allen Interiors, Inc.	22,090	557,331

48 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
G-III Apparel Group Ltd. *	14,150	1,167,941
Harman International Industries, Inc.	56,004	6,444,940
Helen of Troy Ltd. *	22,596	1,315,539
Hovnanian Enterprises, Inc., Class A *(a)	88,150	370,230
Iconix Brand Group, Inc. *	41,176	1,714,157
Installed Building Products, Inc. *	6,592	88,135
iRobot Corp. *(a)	23,944	776,504
Kate Spade & Co. *	104,072	3,365,689
KB Home	71,423	1,267,758
La-Z-Boy, Inc.	43,415	926,476
LeapFrog Enterprises, Inc. *	36,121	234,064
LGI Homes, Inc. *	8,124	155,331
Libbey, Inc. *	17,767	490,369
M.D.C Holdings, Inc.	34,456	999,569
M/I Homes, Inc. *	21,321	485,266
Marine Products Corp.	10,434	84,307
Meritage Homes Corp. *	30,666	1,265,586
Movado Group, Inc.	16,007	594,340
NACCO Industries, Inc., Class A	4,968	258,336
Oxford Industries, Inc.	11,872	728,110
Perry Ellis International, Inc. *	10,438	209,491
Quiksilver, Inc. *	79,996	232,788
Skechers U.S.A., Inc., Class A *	32,686	1,907,882
Smith & Wesson Holding Corp. *(a)	47,452	525,294
Standard Pacific Corp. *	123,784	1,036,072
Steven Madden Ltd. *	49,264	1,674,483
Sturm Ruger & Co., Inc. (a)	16,730	843,359
Taylor Morrison Home Corp., Class A *	23,489	466,022
Tempur Sealy International, Inc. *	51,010	2,985,105
The Ryland Group, Inc.	38,420	1,425,382
TRI Pointe Homes, Inc. *	121,204	1,793,819
Tumi Holdings, Inc. *	42,919	964,819
Unifi, Inc. *	13,526	385,626
Universal Electronics, Inc. *	13,017	711,639
Vera Bradley, Inc. *	19,435	398,806
Vince Holding Corp. *	11,767	427,142
WCI Communities, Inc. *	6,252	124,727
William Lyon Homes, Class A *	14,296	364,977
Wolverine World Wide, Inc.	82,873	2,201,107

		51,506,354

Consumer Services 3.5%
2U, Inc. *(a)	7,628	144,169
American Public Education, Inc. *	15,123	459,134
Apollo Education Group, Inc. *	81,553	2,264,727
Ascent Capital Group, Inc., Class A *	10,419	650,250
Bally Technologies, Inc. *	32,339	2,564,159
Belmond Ltd., Class A *	71,082	908,428
Biglari Holdings, Inc. *	1,346	483,685
BJ’s Restaurants, Inc. *	20,436	761,650
Bloomin’ Brands, Inc. *	63,504	1,056,707
Bob Evans Farms, Inc.	20,914	908,086
Boyd Gaming Corp. *	65,159	693,943
Bravo Brio Restaurant Group, Inc. *	13,145	189,814
Bridgepoint Education, Inc. *	7,176	90,202
Bright Horizons Family Solutions, Inc. *	24,243	985,963
Brinker International, Inc.	53,068	2,595,025
Buffalo Wild Wings, Inc. *	15,652	2,312,583
Caesars Entertainment Corp. *(a)	31,350	421,344
Capella Education Co.	9,304	605,783
Carriage Services, Inc.	11,922	222,226
Chegg, Inc. *(a)	10,056	69,487
Choice Hotels International, Inc.	29,722	1,609,744
Churchill Downs, Inc.	9,982	940,005
Chuy’s Holdings, Inc. *	13,239	348,186
ClubCorp Holdings, Inc.	19,688	365,409
Cracker Barrel Old Country Store, Inc.	19,949	2,003,079
Del Frisco’s Restaurant Group, Inc. *	20,328	449,859
Denny’s Corp. *	61,677	421,254
DeVry Education Group, Inc.	46,856	2,011,528
Diamond Resorts International, Inc. *	13,748	343,975
DineEquity, Inc.	13,140	1,093,248
Domino’s Pizza, Inc.	45,550	3,436,748
Education Management Corp. *(a)	15,207	19,617
Fiesta Restaurant Group, Inc. *	20,657	1,014,052
Graham Holdings Co., Class B	3,744	2,691,187
Grand Canyon Education, Inc. *	39,031	1,687,700
Houghton Mifflin Harcourt Co. *	13,986	268,531
Ignite Restaurant Group, Inc. *	5,494	40,546
International Speedway Corp., Class A	23,452	785,407
Interval Leisure Group, Inc.	33,968	734,388
Intrawest Resorts Holdings, Inc. *	13,483	155,189
Isle of Capri Casinos, Inc. *	18,372	151,936
ITT Educational Services, Inc. *(a)	14,987	126,340
Jack in the Box, Inc.	31,915	1,897,347
K12, Inc. *	23,412	440,848
Krispy Kreme Doughnuts, Inc. *	52,040	885,200
La Quinta Holdings, Inc. *	33,206	655,819
Life Time Fitness, Inc. *	30,204	1,392,404
LifeLock, Inc. *	56,675	839,924
Marriott Vacations Worldwide Corp. *	24,355	1,451,314
Matthews International Corp., Class A	23,828	1,099,662
Multimedia Games Holding Co., Inc. *	23,096	642,300
Noodles & Co. *	9,037	176,854
Papa John’s International, Inc.	25,109	994,316
Pinnacle Entertainment, Inc. *	47,946	1,198,171
Popeyes Louisiana Kitchen, Inc. *	20,436	819,484
Potbelly Corp. *(a)	6,675	80,768
Red Robin Gourmet Burgers, Inc. *	11,195	594,455
Regis Corp.	37,598	568,106
Ruby Tuesday, Inc. *	41,312	254,895
Ruth’s Hospitality Group, Inc.	26,097	290,982
Scientific Games Corp., Class A *	35,066	355,920
SeaWorld Entertainment, Inc.	57,105	1,187,213
Service Corp. International	176,602	3,915,266
Six Flags Entertainment Corp.	77,526	2,828,149
Sonic Corp. *	40,648	858,079
Sotheby’s	57,590	2,350,248
Speedway Motorsports, Inc.	8,517	158,416

See financial notes 49

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Steiner Leisure Ltd. *	10,199	433,661
Strayer Education, Inc. *	9,053	549,698
Texas Roadhouse, Inc.	51,284	1,363,642
The Cheesecake Factory, Inc.	39,060	1,755,747
The Marcus Corp.	16,123	293,600
The Wendy’s Co.	211,988	1,727,702
Town Sports International Holdings, Inc.	16,601	92,800
Universal Technical Institute, Inc.	14,202	158,636
Vail Resorts, Inc.	29,802	2,368,961
Weight Watchers International, Inc. (a)	23,561	581,721
Zoe’s Kitchen, Inc. *(a)	4,858	141,708

		74,489,309

Diversified Financials 2.6%
Actua Corp. *	30,344	526,468
Arlington Asset Investment Corp., Class A	12,565	357,097
Artisan Partners Asset Management, Inc., Class A	27,684	1,535,908
BGC Partners, Inc., Class A	131,161	992,889
Cash America International, Inc.	24,816	1,107,786
CBOE Holdings, Inc.	70,947	3,761,965
Cohen & Steers, Inc. (a)	16,403	715,827
Cowen Group, Inc., Class A *	92,912	380,010
Credit Acceptance Corp. *	7,897	973,226
Diamond Hill Investment Group, Inc.	2,154	282,562
E*TRADE Financial Corp. *	237,180	5,279,627
Encore Capital Group, Inc. *	19,609	870,444
Evercore Partners, Inc., Class A	29,500	1,511,285
Ezcorp, Inc., Class A *	48,277	513,185
Federated Investors, Inc., Class B	78,810	2,418,679
Financial Engines, Inc.	42,873	1,537,854
First Cash Financial Services, Inc. *	23,267	1,343,902
FXCM, Inc., Class A (a)	30,795	446,220
GAMCO Investors, Inc., Class A	3,573	279,802
GFI Group, Inc.	26,588	120,178
Green Dot Corp., Class A *	24,001	453,379
Greenhill & Co., Inc.	21,253	1,041,822
HFF, Inc., Class A	27,275	818,250
Interactive Brokers Group, Inc., Class A	38,714	907,456
INTL FCStone, Inc. *	11,809	226,497
Investment Technology Group, Inc. *	31,663	539,221
Janus Capital Group, Inc.	120,568	1,464,901
JGWPT Holdings, Inc., Class A *	8,272	111,672
KCG Holdings, Inc., Class A *	72,787	851,608
Ladenburg Thalmann Financial Services, Inc. *	63,121	225,973
MarketAxess Holdings, Inc.	30,613	1,803,718
Marlin Business Services Corp.	8,564	169,396
Moelis & Co. (a)	5,417	196,583
Nelnet, Inc., Class A	15,574	684,789
NewStar Financial, Inc. *	18,846	217,294
NorthStar Asset Management Group, Inc. *	149,689	2,767,750
PHH Corp. *	46,422	1,112,271
PICO Holdings, Inc. *	20,635	456,033
Piper Jaffray Cos. *	12,784	682,154
Portfolio Recovery Associates, Inc. *	41,298	2,346,965
Pzena Investment Management, Inc., Class A	9,524	96,288
RCS Capital Corp., Class A	21,916	485,878
Safeguard Scientifics, Inc. *	18,782	368,127
Springleaf Holdings, Inc. *	16,731	556,808
Stifel Financial Corp. *	51,184	2,450,690
TPG Specialty Lending, Inc. (a)	15,204	268,503
Virtus Investment Partners, Inc.	5,871	1,313,284
Waddell & Reed Financial, Inc., Class A	70,037	3,817,016
Walter Investment Management Corp. *(a)	31,344	825,914
Westwood Holdings Group, Inc.	6,244	372,142
WisdomTree Investments, Inc. *	85,946	1,016,741
World Acceptance Corp. *(a)	7,761	607,997

		54,212,034

Energy 6.2%
Alon USA Energy, Inc.	20,612	342,778
Alpha Natural Resources, Inc. *(a)	182,062	719,145
Apco Oil & Gas International, Inc. *	14,891	211,899
Approach Resources, Inc. *(a)	30,654	548,093
Arch Coal, Inc. (a)	146,271	446,127
Athlon Energy, Inc. *	52,780	2,456,381
Atwood Oceanics, Inc. *	47,688	2,356,264
Basic Energy Services, Inc. *	29,806	721,603
Bill Barrett Corp. *	43,642	993,728
Bonanza Creek Energy, Inc. *	24,743	1,519,468
BPZ Resources, Inc. *	60,822	149,014
Bristow Group, Inc.	29,256	2,135,103
C&J Energy Services, Inc. *	38,391	1,101,438
CARBO Ceramics, Inc.	16,729	1,799,873
Carrizo Oil & Gas, Inc. *	33,647	2,110,340
CHC Group Ltd. *	13,982	97,035
Clayton Williams Energy, Inc. *	5,082	601,912
Clean Energy Fuels Corp. *(a)	57,317	571,450
Cloud Peak Energy, Inc. *	53,465	839,935
Comstock Resources, Inc.	38,365	935,339
Contango Oil & Gas Co. *	11,712	464,029
Delek US Holdings, Inc.	41,855	1,464,088
Diamondback Energy, Inc. *	45,614	3,938,769
Dril-Quip, Inc. *	33,502	3,399,448
Energen Corp.	59,855	4,817,130
Energy Transfer Partners LP	11,010	632,528
Energy XXI Bermuda Ltd.	75,987	1,253,785
EP Energy Corp., Class A *(a)	29,163	563,721
Era Group, Inc. *	15,511	397,237
Evolution Petroleum Corp.	21,874	219,396
EXCO Resources, Inc. (a)	126,550	611,236
Exterran Holdings, Inc.	48,136	2,244,582
Forest Oil Corp. *	62,814	102,387
Forum Energy Technologies, Inc. *	54,145	1,843,637
Frank’s International N.V.	23,577	475,077
Geospace Technologies Corp. *	11,045	454,170
Goodrich Petroleum Corp. *(a)	28,801	636,502
Green Plains, Inc.	25,817	1,153,762
Gulf Island Fabrication, Inc.	10,509	221,425

50 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Gulfmark Offshore, Inc., Class A	19,851	798,209
Gulfport Energy Corp. *	69,716	4,078,386
Halcon Resources Corp. *(a)	214,746	1,181,103
Helix Energy Solutions Group, Inc. *	80,940	2,211,281
Hercules Offshore, Inc. *	120,161	404,943
Hornbeck Offshore Services, Inc. *	28,223	1,232,216
ION Geophysical Corp. *	99,286	342,537
Isramco, Inc. *(a)	922	116,163
Jones Energy, Inc., Class A *	11,116	213,650
Key Energy Services, Inc. *	111,484	702,349
Kodiak Oil & Gas Corp. *	220,222	3,583,012
Kosmos Energy Ltd. *	87,451	876,259
Laredo Petroleum, Inc. *	47,715	1,127,983
Magnum Hunter Resources Corp. *	149,274	1,031,483
Matador Resources Co. *	57,128	1,563,022
Matrix Service Co. *	23,290	657,011
McDermott International, Inc. *	191,785	1,380,852
Midstates Petroleum Co., Inc. *(a)	16,305	115,113
Natural Gas Services Group, Inc. *	10,218	303,270
Newfield Exploration Co. *	112,134	5,025,846
Newpark Resources, Inc. *	75,799	934,602
Northern Oil & Gas, Inc. *	50,557	851,885
Nuverra Environmental Solutions, Inc. *(a)	15,537	209,749
Parker Drilling Co. *	94,812	595,419
Patterson-UTI Energy, Inc.	118,834	4,104,526
PBF Energy, Inc., Class A	71,039	2,018,218
PDC Energy, Inc. *	29,080	1,747,417
Penn Virginia Corp. *	58,794	883,086
PetroQuest Energy, Inc. *	45,554	303,390
PHI, Inc. *	11,142	476,432
Pioneer Energy Services Corp. *	53,952	829,782
Quicksilver Resources, Inc. *(a)	55,338	73,600
Resolute Energy Corp. *(a)	52,694	423,133
Rex Energy Corp. *	37,508	573,122
Rice Energy, Inc. *	49,951	1,462,565
RigNet, Inc. *	7,443	347,365
Rosetta Resources, Inc. *	50,718	2,535,900
RPC, Inc.	51,401	1,170,401
RSP Permian, Inc. *	29,816	852,738
Sanchez Energy Corp. *	40,984	1,360,259
SandRidge Energy, Inc. *(a)	296,819	1,555,332
SEACOR Holdings, Inc. *	16,551	1,350,562
SemGroup Corp., Class A	35,339	3,100,290
Solazyme, Inc. *(a)	44,544	417,823
Stone Energy Corp. *	46,081	1,621,590
Swift Energy Co. *(a)	35,304	400,700
Synergy Resources Corp. *	49,446	665,543
Targa Resources Corp.	24,016	3,351,433
Teekay Corp.	31,195	1,912,877
Tesco Corp.	25,657	544,442
TETRA Technologies, Inc. *	68,205	804,819
Tidewater, Inc.	40,881	2,079,616
TransAtlantic Petroleum Ltd. *	12,514	137,279
Triangle Petroleum Corp. *	58,987	707,254
Ultra Petroleum Corp. *(a)	126,331	3,351,561
Unit Corp. *	36,266	2,386,665
VAALCO Energy, Inc. *	33,821	309,462
Vantage Drilling Co. *	104,508	186,024
W&T Offshore, Inc.	29,366	438,141
Western Refining, Inc.	62,068	2,888,024
Willbros Group, Inc. *	29,096	318,310
World Fuel Services Corp.	59,161	2,625,565
WPX Energy, Inc. *	166,784	4,439,790

		129,841,213

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	31,903	2,287,126
Fairway Group Holdings Corp. *(a)	12,120	54,419
Ingles Markets, Inc., Class A	9,114	230,037
Natural Grocers by Vitamin Cottage, Inc. *	7,138	131,696
PriceSmart, Inc.	14,250	1,277,085
Rite Aid Corp. *	731,695	4,551,143
Roundy’s, Inc.	22,216	83,088
SpartanNash Co.	31,068	667,651
SUPERVALU, Inc. *	169,244	1,616,280
The Andersons, Inc.	23,185	1,594,433
The Chefs’ Warehouse, Inc. *	15,663	295,874
The Fresh Market, Inc. *	35,053	1,169,018
The Pantry, Inc. *	19,339	409,407
United Natural Foods, Inc. *	39,536	2,541,769
Village Super Market, Inc., Class A	3,658	83,878
Weis Markets, Inc.	9,291	399,048

		17,391,952

Food, Beverage & Tobacco 1.8%
Alico, Inc.	2,484	96,975
Alliance One International, Inc. *	45,349	100,675
Annie’s, Inc. *	12,920	412,019
B&G Foods, Inc.	45,678	1,379,476
Boulder Brands, Inc. *	47,773	643,025
Cal-Maine Foods, Inc.	12,699	1,004,618
Calavo Growers, Inc.	10,892	424,243
Chiquita Brands International, Inc. *	38,600	536,540
Coca-Cola Bottling Co. Consolidated	3,607	268,216
Darling Ingredients, Inc. *	134,436	2,591,926
Dean Foods Co.	75,530	1,222,075
Diamond Foods, Inc. *	17,929	494,303
Fresh Del Monte Produce, Inc.	29,864	953,856
J&J Snack Foods Corp.	12,000	1,136,520
Lancaster Colony Corp.	15,903	1,405,984
Limoneira Co.	7,917	191,829
National Beverage Corp. *	9,747	178,662
Pilgrim’s Pride Corp. *	50,499	1,508,405
Pinnacle Foods, Inc.	45,996	1,488,431
Post Holdings, Inc. *	34,435	1,273,062
Sanderson Farms, Inc.	17,128	1,598,385
Seaboard Corp. *	235	681,324
Seneca Foods Corp., Class A *	6,413	193,480
Snyder’s-Lance, Inc.	42,870	1,168,636
The Boston Beer Co., Inc., Class A *	7,286	1,610,060
The Hain Celestial Group, Inc. *	41,449	4,076,924
The WhiteWave Foods Co. *	141,384	4,951,268
Tootsie Roll Industries, Inc. (a)	18,651	526,891
TreeHouse Foods, Inc. *	33,129	2,733,805
Universal Corp.	18,888	996,531

See financial notes 51

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Vector Group Ltd.	52,852	1,262,634

		37,110,778

Health Care Equipment & Services 5.4%
Abaxis, Inc.	18,782	896,841
ABIOMED, Inc. *(a)	30,666	798,849
Acadia Healthcare Co., Inc. *	35,873	1,837,056
Accuray, Inc. *(a)	43,389	353,186
Air Methods Corp. *	29,525	1,731,937
Alere, Inc. *	64,111	2,272,735
Align Technology, Inc. *	58,606	3,191,683
Allscripts Healthcare Solutions, Inc. *	130,005	1,920,824
Amedisys, Inc. *	27,215	569,338
AMN Healthcare Services, Inc. *	31,628	478,215
Amsurg Corp. *	33,196	1,785,613
Analogic Corp.	10,468	755,790
AngioDynamics, Inc. *	21,784	307,372
Antares Pharma, Inc. *(a)	67,802	159,335
athenahealth, Inc. *	31,309	4,522,272
Atrion Corp.	1,155	369,600
Bio-Reference Laboratories, Inc. *	20,486	595,118
BioScrip, Inc. *	40,519	342,791
Brookdale Senior Living, Inc. *	139,735	4,883,738
Cantel Medical Corp.	29,181	1,064,231
Capital Senior Living Corp. *	22,734	519,927
Cardiovascular Systems, Inc. *	21,204	604,102
Castlight Health, Inc., Class B *(a)	9,295	110,703
Centene Corp. *	46,939	3,667,344
Chemed Corp. (a)	14,258	1,505,787
Computer Programs & Systems, Inc.	9,341	573,911
CONMED Corp.	23,601	932,240
CorVel Corp. *	10,912	446,301
Cyberonics, Inc. *	20,480	1,175,347
Cynosure, Inc., Class A *	17,344	390,760
DexCom, Inc. *	57,317	2,533,411
Endologix, Inc. *	48,431	668,832
Exactech, Inc. *	7,443	177,739
ExamWorks Group, Inc. *	26,656	878,315
Five Star Quality Care, Inc. *	12,294	57,044
GenMark Diagnostics, Inc. *	31,314	336,626
Gentiva Health Services, Inc. *	26,185	473,163
Globus Medical, Inc., Class A *	47,294	857,913
Greatbatch, Inc. *	20,433	931,132
Haemonetics Corp. *	42,993	1,534,420
Hanger, Inc. *	30,154	675,450
Health Net, Inc. *	65,974	3,113,973
HealthSouth Corp.	72,448	2,853,727
HealthStream, Inc. *	18,041	468,344
Healthways, Inc. *	28,243	493,123
HeartWare International, Inc. *	12,370	1,003,207
Hill-Rom Holdings, Inc.	47,051	2,061,304
HMS Holdings Corp. *	70,598	1,613,870
ICU Medical, Inc. *	10,993	688,052
Insulet Corp. *	47,432	1,712,770
Integra LifeSciences Holdings Corp. *	19,984	999,000
Invacare Corp.	23,416	359,201
IPC The Hospitalist Co., Inc. *	15,125	731,143
K2M Group Holdings, Inc. *	7,345	104,372
Kindred Healthcare, Inc.	45,567	940,959
Landauer, Inc.	8,607	313,467
LDR Holding Corp. *	8,835	239,163
LHC Group, Inc. *	11,932	307,130
LifePoint Hospitals, Inc. *	36,829	2,754,809
Magellan Health, Inc. *	23,211	1,296,566
Masimo Corp. *	44,627	1,001,430
MedAssets, Inc. *	52,847	1,215,481
Medidata Solutions, Inc. *	43,280	2,014,251
Meridian Bioscience, Inc.	36,487	714,051
Merit Medical Systems, Inc. *	31,399	392,801
Molina Healthcare, Inc. *	22,886	1,094,866
MWI Veterinary Supply, Inc. *	11,046	1,569,084
National Healthcare Corp.	6,218	356,291
National Research Corp., Class A *	7,173	100,350
Natus Medical, Inc. *	23,999	674,612
Neogen Corp. *	30,654	1,290,533
NuVasive, Inc. *	38,191	1,340,504
NxStage Medical, Inc. *	46,762	613,517
Omnicell, Inc. *	30,380	855,197
OraSure Technologies, Inc. *	47,682	397,191
Orthofix International N.V. *	15,507	525,842
Owens & Minor, Inc.	50,544	1,738,714
PharMerica Corp. *	25,553	636,014
PhotoMedex, Inc. *(a)	8,137	66,561
Quality Systems, Inc.	36,588	572,968
Quidel Corp. *	26,519	625,848
Select Medical Holdings Corp.	44,782	627,844
STERIS Corp.	49,237	2,771,551
Surgical Care Affiliates, Inc. *	7,568	225,224
SurModics, Inc. *	11,305	230,848
Symmetry Medical, Inc. *	19,003	175,208
Tandem Diabetes Care, Inc. *	6,709	94,932
Team Health Holdings, Inc. *	57,946	3,391,000
TearLab Corp. *(a)	1,669	6,459
Teleflex, Inc.	34,291	3,754,179
The Ensign Group, Inc.	15,984	559,440
The Providence Service Corp. *	10,218	465,226
The Spectranetics Corp. *	34,082	967,247
Thoratec Corp. *	47,337	1,183,425
Tornier NV *	30,137	651,562
Triple-S Management Corp., Class B *	18,676	357,459
Universal American Corp. *	16,093	137,595
US Physical Therapy, Inc.	11,045	394,307
Vascular Solutions, Inc. *	12,699	303,506
VCA, Inc. *	72,627	2,959,550
Vocera Communications, Inc. *	17,262	151,560
Volcano Corp. *	42,208	525,068
WellCare Health Plans, Inc. *	36,074	2,375,834
West Pharmaceutical Services, Inc.	57,843	2,512,122
Wright Medical Group, Inc. *	41,514	1,238,778

		113,797,201

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	33,534	302,141
Elizabeth Arden, Inc. *	22,718	388,478
Harbinger Group, Inc. *	28,605	370,435
Inter Parfums, Inc.	14,963	455,773
Lifevantage Corp. *(a)	16,773	21,302

52 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Medifast, Inc. *	10,981	368,962
Nature’s Sunshine Products, Inc.	8,564	140,878
Nu Skin Enterprises, Inc., Class A	49,442	2,211,046
Revlon, Inc., Class A *	9,824	333,721
Rock Creek Pharmaceuticals, Inc. *(a)	120,850	41,125
Spectrum Brands Holdings, Inc.	18,356	1,589,629
Synutra International, Inc. *(a)	4,734	26,842
USANA Health Sciences, Inc. *	5,497	401,446
WD-40 Co.	11,700	803,790

		7,455,568

Insurance 3.2%
Allied World Assurance Co. Holdings AG	81,045	2,997,855
Ambac Financial Group, Inc. *	38,074	921,391
American Equity Investment Life Holding Co.	59,972	1,483,707
American National Insurance Co.	3,935	447,960
AMERISAFE, Inc.	15,774	595,153
AmTrust Financial Services, Inc. (a)	26,068	1,147,774
Argo Group International Holdings Ltd.	21,563	1,135,076
Aspen Insurance Holdings Ltd.	55,201	2,347,146
Assurant, Inc.	58,921	3,932,977
Assured Guaranty Ltd.	146,846	3,546,331
Baldwin & Lyons, Inc., Class B	7,443	192,550
Citizens, Inc. *	21,906	156,628
CNO Financial Group, Inc.	179,183	3,198,416
Crawford & Co., Class B	19,413	174,911
Donegal Group, Inc., Class A	5,949	93,697
eHealth, Inc. *	15,811	388,002
EMC Insurance Group, Inc.	3,401	104,207
Employers Holdings, Inc.	26,569	568,842
Endurance Specialty Holdings Ltd.	36,793	2,136,569
Enstar Group Ltd. *	8,753	1,242,051
FBL Financial Group, Inc., Class A	9,114	426,809
Fidelity & Guaranty Life	8,494	191,625
First American Financial Corp.	88,789	2,517,168
Global Indemnity plc *	8,604	232,652
Greenlight Capital Re Ltd., Class A *	25,742	880,634
Hilltop Holdings, Inc. *	55,113	1,166,742
Horace Mann Educators Corp.	34,256	1,020,829
Infinity Property & Casualty Corp.	9,020	616,788
Kansas City Life Insurance Co.	2,611	121,255
Kemper Corp.	41,871	1,522,011
Maiden Holdings Ltd.	43,761	532,134
MBIA, Inc. *	121,822	1,270,603
Meadowbrook Insurance Group, Inc.	23,769	147,130
Mercury General Corp.	31,298	1,603,396
Montpelier Re Holdings Ltd.	33,368	1,049,424
National General Holdings Corp.	49,331	923,970
National Interstate Corp.	15,011	420,308
National Western Life Insurance Co., Class A	1,554	394,716
Old Republic International Corp.	199,293	3,059,148
OneBeacon Insurance Group Ltd., Class A	17,278	276,966
Platinum Underwriters Holdings Ltd.	21,965	1,372,154
Primerica, Inc.	44,744	2,251,965
ProAssurance Corp.	48,830	2,255,946
Protective Life Corp.	64,670	4,488,098
RLI Corp.	27,563	1,232,066
Safety Insurance Group, Inc.	11,394	628,949
Selective Insurance Group, Inc.	45,824	1,098,401
StanCorp Financial Group, Inc.	36,252	2,375,231
State Auto Financial Corp.	11,674	253,326
Stewart Information Services Corp.	19,122	616,111
Symetra Financial Corp.	77,276	1,880,898
The Hanover Insurance Group, Inc.	36,444	2,312,372
The Navigators Group, Inc. *	7,993	513,550
Third Point Reinsurance Ltd. *	17,431	267,043
United Fire Group, Inc.	18,882	553,620

		67,285,281

Materials 5.7%
A. Schulman, Inc.	25,742	999,562
A.M. Castle & Co. *	12,802	125,460
Advanced Emissions Solutions, Inc. *	17,128	373,219
AEP Industries, Inc. *	3,308	140,094
AK Steel Holding Corp. *	115,805	1,264,591
Allegheny Technologies, Inc.	89,291	3,765,401
Allied Nevada Gold Corp. *(a)	60,279	230,266
American Vanguard Corp.	21,923	294,645
AptarGroup, Inc.	54,533	3,498,292
Axiall Corp.	57,505	2,391,058
Balchem Corp.	24,490	1,259,766
Berry Plastics Group, Inc. *	96,397	2,324,132
Boise Cascade Co. *	27,023	812,311
Cabot Corp.	49,314	2,701,421
Calgon Carbon Corp. *	42,591	904,633
Carpenter Technology Corp.	43,665	2,389,785
Century Aluminum Co. *	44,120	1,102,118
Chemtura Corp. *	79,011	1,950,782
Clearwater Paper Corp. *	16,786	1,161,591
Cliffs Natural Resources, Inc. (a)	124,999	1,883,735
Coeur Mining, Inc. *	77,095	610,592
Commercial Metals Co.	95,122	1,643,708
Compass Minerals International, Inc.	27,795	2,475,701
Cytec Industries, Inc.	29,264	3,015,363
Deltic Timber Corp.	9,775	647,496
Domtar Corp.	53,252	1,985,767
Eagle Materials, Inc.	41,787	4,258,513
Ferro Corp. *	73,634	992,586
Flotek Industries, Inc. *	38,172	1,061,182
FutureFuel Corp.	19,469	271,008
Globe Specialty Metals, Inc.	50,321	1,033,593
Gold Resource Corp. (a)	8,230	51,026
Graphic Packaging Holding Co. *	266,960	3,414,418
Greif, Inc., Class A	24,681	1,181,973
H.B. Fuller Co.	41,199	1,938,001
Hawkins, Inc.	8,564	315,155
Haynes International, Inc.	9,347	463,424
Headwaters, Inc. *	55,427	719,997
Hecla Mining Co.	293,799	960,723
Horsehead Holding Corp. *	39,465	796,798

See financial notes 53

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Innophos Holdings, Inc.	18,782	1,092,173
Innospec, Inc.	20,302	856,338
Intrepid Potash, Inc. *(a)	46,922	719,314
Kaiser Aluminum Corp.	14,887	1,199,148
KapStone Paper & Packaging Corp. *	66,243	2,036,310
Koppers Holdings, Inc.	17,578	652,320
Kraton Performance Polymers, Inc. *	27,496	558,994
Kronos Worldwide, Inc.	17,479	276,343
Landec Corp. *	20,406	267,931
Louisiana-Pacific Corp. *	115,578	1,649,298
LSB Industries, Inc. *	16,813	673,361
Materion Corp.	17,128	558,887
McEwen Mining, Inc. *	153,737	425,851
Mercer International, Inc. *	29,697	298,158
Minerals Technologies, Inc.	27,995	1,753,047
Molycorp, Inc. *(a)	120,677	216,012
Myers Industries, Inc.	22,891	451,182
Neenah Paper, Inc.	13,733	750,783
NewMarket Corp.	9,139	3,718,568
Olin Corp.	64,909	1,771,367
OM Group, Inc.	28,373	754,722
OMNOVA Solutions, Inc. *	30,597	256,709
P.H. Glatfelter Co.	37,464	933,978
Platform Specialty Products Corp. *	71,433	1,950,835
PolyOne Corp.	78,711	3,087,045
Quaker Chemical Corp.	11,045	861,510
Rentech, Inc. *	141,161	316,201
Resolute Forest Products, Inc. *	76,131	1,308,692
RTI International Metals, Inc. *	26,719	775,118
Schnitzer Steel Industries, Inc., Class A	24,450	677,020
Schweitzer-Mauduit International, Inc.	25,080	1,074,427
Sensient Technologies Corp.	40,671	2,282,050
Silgan Holdings, Inc.	35,557	1,790,295
Sonoco Products Co.	83,928	3,454,476
Steel Dynamics, Inc.	196,860	4,575,026
Stepan Co.	16,473	795,481
Stillwater Mining Co. *	98,526	1,828,643
SunCoke Energy, Inc. *	56,424	1,354,740
Taminco Corp. *	22,613	541,581
The Scotts Miracle-Gro Co., Class A	36,544	2,109,685
Tredegar Corp.	21,221	441,609
Tronox Ltd., Class A	52,870	1,605,133
United States Lime & Minerals, Inc.	1,430	89,118
United States Steel Corp.	119,013	4,599,852
US Silica Holdings, Inc.	45,251	3,249,474
Walter Energy, Inc. (a)	38,443	214,896
Wausau Paper Corp.	40,741	371,558
Worthington Industries, Inc.	42,804	1,730,994
Zep, Inc.	16,522	262,369

		120,628,508

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	15,381	364,068
Carmike Cinemas, Inc. *	19,792	670,355
CBS Outdoor Americas, Inc. REIT	98,846	3,397,337
Central European Media Enterprises Ltd., Class A *	36,534	90,604
Cinemark Holdings, Inc.	85,626	3,021,742
Clear Channel Outdoor Holdings, Inc., Class A	32,600	226,244
Crown Media Holdings, Inc., Class A *	18,863	65,077
Cumulus Media, Inc., Class A *	69,974	321,181
DreamWorks Animation SKG, Inc., Class A *	59,971	1,309,467
Entercom Communications Corp., Class A *	13,682	124,917
Gray Television, Inc. *	36,504	362,485
Harte-Hanks, Inc.	22,848	160,165
Hemisphere Media Group, Inc. *	10,399	119,485
John Wiley & Sons, Inc., Class A	39,193	2,349,620
Journal Communications, Inc., Class A *	26,198	259,884
Live Nation Entertainment, Inc. *	117,316	2,576,259
Loral Space & Communications, Inc. *	11,232	841,501
Meredith Corp.	30,172	1,405,412
Morningstar, Inc.	16,929	1,162,684
National CineMedia, Inc.	50,680	739,928
New Media Investment Group, Inc.	21,173	369,892
Nexstar Broadcasting Group, Inc., Class A	24,101	1,099,970
ReachLocal, Inc. *(a)	9,427	49,586
Regal Entertainment Group, Class A	65,189	1,372,228
Rentrak Corp. *	10,218	521,731
Saga Communications, Inc., Class A	4,135	157,254
Scholastic Corp.	22,706	795,618
SFX Entertainment, Inc. *(a)	17,883	126,433
Sinclair Broadcast Group, Inc., Class A (a)	60,149	1,747,328
Sizmek, Inc. *	18,251	160,609
Starz, Class A *	75,662	2,367,464
The E.W. Scripps Co., Class A *	27,976	530,425
The McClatchy Co., Class A *	32,997	148,816
The New York Times Co., Class A	108,251	1,340,147
Time, Inc. *	92,158	2,163,870
World Wrestling Entertainment, Inc., Class A (a)	22,864	332,443

		32,852,229

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
ACADIA Pharmaceuticals, Inc. *	70,413	1,688,504
Acceleron Pharma, Inc. *	5,005	134,484
Achillion Pharmaceuticals, Inc. *	77,586	897,670
Acorda Therapeutics, Inc. *	35,115	1,144,047
Aegerion Pharmaceuticals, Inc. *(a)	20,995	641,397
Affymetrix, Inc. *	58,724	509,137
Agios Pharmaceuticals, Inc. *(a)	5,264	243,302
Akebia Therapeutics, Inc. *(a)	5,179	116,579
Akorn, Inc. *	59,010	2,302,570
Alkermes plc *	120,136	5,373,683

54 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Alnylam Pharmaceuticals, Inc. *	52,219	3,638,098
AMAG Pharmaceuticals, Inc. *	19,513	441,579
Arena Pharmaceuticals, Inc. *(a)	176,534	727,320
ARIAD Pharmaceuticals, Inc. *(a)	159,979	995,069
Array BioPharma, Inc. *	92,314	364,640
Auspex Pharmaceuticals, Inc. *	5,993	137,779
Auxilium Pharmaceuticals, Inc. *(a)	37,167	691,306
AVANIR Pharmaceuticals, Inc. *	142,437	885,958
Bio-Rad Laboratories, Inc., Class A *	16,779	2,017,843
Bluebird Bio, Inc. *	15,121	604,991
Bruker Corp. *	89,259	1,790,536
Cambrex Corp. *	28,173	617,552
Cara Therapeutics, Inc. *	4,694	47,973
Celldex Therapeutics, Inc. *	75,263	1,197,434
Cepheid, Inc. *	58,821	2,354,605
Charles River Laboratories International, Inc. *	40,395	2,387,344
ChemoCentryx, Inc. *(a)	16,570	84,673
Chimerix, Inc. *	25,476	650,657
Clovis Oncology, Inc. *	23,837	1,133,688
Cubist Pharmaceuticals, Inc. *	61,429	4,240,444
Curis, Inc. *(a)	12,327	21,572
Dendreon Corp. *(a)	79,975	108,766
Depomed, Inc. *	49,952	766,763
Dicerna Pharmaceuticals, Inc. *	5,405	74,481
Dyax Corp. *	106,367	1,086,007
Emergent Biosolutions, Inc. *	25,185	627,106
Enanta Pharmaceuticals, Inc. *(a)	2,487	104,355
Endocyte, Inc. *(a)	26,698	196,497
Epizyme, Inc. *	8,976	309,582
Exact Sciences Corp. *(a)	65,436	1,364,341
Exelixis, Inc. *(a)	146,343	605,860
Fluidigm Corp. *	21,990	598,568
Foundation Medicine, Inc. *(a)	5,232	121,749
Genomic Health, Inc. *(a)	15,143	450,050
Halozyme Therapeutics, Inc. *	84,782	805,429
Hyperion Therapeutics, Inc. *	5,691	147,169
ImmunoGen, Inc. *(a)	75,322	890,306
Impax Laboratories, Inc. *	53,718	1,323,612
Infinity Pharmaceuticals, Inc. *	38,121	430,767
Intercept Pharmaceuticals, Inc. *	9,960	2,885,611
InterMune, Inc. *	86,551	6,357,171
Intra-Cellular Therapies, Inc. *(a)	18,876	268,417
Intrexon Corp. *(a)	9,428	191,200
Ironwood Pharmaceuticals, Inc. *	100,735	1,303,511
Isis Pharmaceuticals, Inc. *	98,511	4,015,308
Jazz Pharmaceuticals plc *	44,330	7,222,244
Karyopharm Therapeutics, Inc. *(a)	8,866	319,176
Keryx Biopharmaceuticals, Inc. *(a)	76,729	1,395,701
Kindred Biosciences, Inc. *(a)	6,892	75,192
KYTHERA Biopharmaceuticals, Inc. *	10,686	401,900
Lexicon Pharmaceuticals, Inc. *	137,005	208,248
Ligand Pharmaceuticals, Inc., Class B *	16,707	869,432
Luminex Corp. *	31,894	601,202
MacroGenics, Inc. *	7,131	152,318
Mallinckrodt plc *	90,092	7,341,604
MannKind Corp. *(a)	183,129	1,349,661
Merrimack Pharmaceuticals, Inc. *(a)	76,761	535,792
MiMedx Group, Inc. *(a)	71,524	503,529
Momenta Pharmaceuticals, Inc. *	43,549	513,443
Myriad Genetics, Inc. *(a)	61,097	2,211,100
Navidea Biopharmaceuticals, Inc. *(a)	91,290	130,545
Nektar Therapeutics *	107,327	1,530,483
Neurocrine Biosciences, Inc. *	54,912	895,615
NewLink Genetics Corp. *(a)	14,353	396,286
Novavax, Inc. *	194,276	911,154
NPS Pharmaceuticals, Inc. *	80,084	2,416,935
OncoMed Pharmaceuticals, Inc. *(a)	4,320	87,653
Ophthotech Corp. *	8,774	341,835
OPKO Health, Inc. *(a)	186,937	1,663,739
Orexigen Therapeutics, Inc. *(a)	96,394	549,446
Organovo Holdings, Inc. *(a)	46,230	359,669
Osiris Therapeutics, Inc. *(a)	14,987	214,164
Pacira Pharmaceuticals, Inc. *	29,835	3,229,937
PAREXEL International Corp. *	46,978	2,651,438
PDL BioPharma, Inc. (a)	134,013	1,352,191
Phibro Animal Health Corp., Class A	10,564	202,195
Portola Pharmaceuticals, Inc. *	7,534	210,123
Prestige Brands Holdings, Inc. *	44,174	1,528,862
PTC Therapeutics, Inc. *(a)	15,086	477,623
Puma Biotechnology, Inc. *	16,544	4,309,877
Raptor Pharmaceutical Corp. *(a)	50,861	560,488
Receptos, Inc. *	15,998	818,298
Relypsa, Inc. *	5,838	147,585
Retrophin, Inc. *	4,694	64,214
Revance Therapeutics, Inc. *	5,194	121,280
Rigel Pharmaceuticals, Inc. *	73,894	192,124
Sagent Pharmaceuticals, Inc. *	18,258	507,938
Salix Pharmaceuticals Ltd. *	52,377	8,333,704
Sangamo BioSciences, Inc. *	52,952	757,214
Sarepta Therapeutics, Inc. *(a)	30,805	706,359
SciClone Pharmaceuticals, Inc. *	38,885	266,751
Sequenom, Inc. *(a)	99,439	368,919
Spectrum Pharmaceuticals, Inc. *(a)	41,788	338,901
Sunesis Pharmaceuticals, Inc. *	37,659	282,066
Synageva BioPharma Corp. *	16,350	1,179,979
Synergy Pharmaceuticals, Inc. *(a)	51,624	201,334
Synta Pharmaceuticals Corp. *(a)	55,615	222,460
Techne Corp.	27,652	2,641,319
TESARO, Inc. *	16,461	486,587
The Medicines Co. *	54,578	1,397,743
TherapeuticsMD, Inc. *(a)	78,347	434,826
Theravance Biopharma, Inc. *(a)	18,894	554,822
Theravance, Inc. (a)	66,139	1,558,235
Threshold Pharmaceuticals, Inc. *	37,831	157,377
Ultragenyx Pharmaceutical, Inc. *	17,875	953,810
United Therapeutics Corp. *	36,297	4,276,876
Versartis, Inc. *(a)	5,186	119,278
VIVUS, Inc. *(a)	87,288	374,466
XOMA Corp. *	48,427	212,110
ZIOPHARM Oncology, Inc. *(a)	89,032	287,573

		138,800,008

Real Estate 10.3%
Acadia Realty Trust	49,157	1,416,705

See financial notes 55

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
AG Mortgage Investment Trust, Inc.	24,865	496,554
Agree Realty Corp.	10,526	310,833
Alexander & Baldwin, Inc.	35,635	1,457,472
Alexander’s, Inc.	1,719	681,566
Altisource Portfolio Solutions S.A. *(a)	14,167	1,415,708
Altisource Residential Corp.	46,809	1,148,693
American Assets Trust, Inc.	30,654	1,074,423
American Capital Mortgage Investment Corp.	44,886	923,754
American Homes 4 Rent, Class A	104,874	1,875,147
American Realty Capital Properties, Inc.	741,721	9,761,048
American Residential Properties, Inc. *	9,810	186,194
AmREIT, Inc., Class B	15,462	360,265
Anworth Mortgage Asset Corp.	102,351	531,202
Apollo Commercial Real Estate Finance, Inc.	37,371	628,580
Apollo Residential Mortgage, Inc.	25,530	430,181
ARMOUR Residential REIT, Inc.	293,712	1,242,402
Ashford Hospitality Prime, Inc.	18,465	298,948
Ashford Hospitality Trust, Inc.	61,345	710,989
Associated Estates Realty Corp.	49,098	908,313
Aviv REIT, Inc.	17,179	502,658
BioMed Realty Trust, Inc.	157,894	3,544,720
Blackstone Mortgage Trust, Inc., Class A	40,095	1,164,760
Brandywine Realty Trust	144,016	2,307,136
Campus Crest Communities, Inc.	54,454	447,612
Capstead Mortgage Corp.	82,883	1,095,713
CareTrust REIT, Inc. *	15,984	279,241
CBL & Associates Properties, Inc.	140,526	2,669,994
Cedar Realty Trust, Inc.	45,953	297,316
Chambers Street Properties	191,939	1,495,205
Chesapeake Lodging Trust	42,620	1,313,122
Chimera Investment Corp.	838,714	2,776,143
Colony Financial, Inc.	88,215	1,977,780
Columbia Property Trust, Inc.	102,009	2,618,571
CoreSite Realty Corp.	19,514	684,356
Corporate Office Properties Trust	72,051	2,044,807
Cousins Properties, Inc.	165,552	2,100,855
CubeSmart	109,705	2,040,513
CyrusOne, Inc.	29,946	779,794
CYS Investments, Inc.	128,777	1,214,367
DCT Industrial Trust, Inc.	273,849	2,177,100
DiamondRock Hospitality Co.	164,534	2,191,593
Douglas Emmett, Inc.	107,534	3,072,246
DuPont Fabros Technology, Inc.	52,832	1,487,749
Dynex Capital, Inc.	31,959	279,641
EastGroup Properties, Inc.	26,569	1,722,734
Education Realty Trust, Inc.	112,035	1,220,061
Empire State Realty Trust, Inc., Class A	61,671	1,013,871
EPR Properties	44,049	2,506,829
Equity Commonwealth	98,816	2,656,174
Equity Lifestyle Properties, Inc.	65,105	2,974,647
Equity One, Inc.	55,169	1,301,988
Excel Trust, Inc.	45,078	583,309
FelCor Lodging Trust, Inc.	93,911	971,040
First Industrial Realty Trust, Inc.	86,221	1,569,222
First Potomac Realty Trust	48,259	638,949
Forest City Enterprises, Inc., Class A *	129,446	2,692,477
Forestar Group, Inc. *	29,885	597,700
Franklin Street Properties Corp.	74,551	905,795
Gaming & Leisure Properties, Inc.	74,040	2,465,532
Getty Realty Corp.	22,066	413,958
Glimcher Realty Trust	116,922	1,313,034
Government Properties Income Trust	56,120	1,348,002
Hatteras Financial Corp.	81,898	1,629,770
Healthcare Realty Trust, Inc.	78,716	1,964,751
Healthcare Trust of America, Inc., Class A	147,219	1,832,877
Hersha Hospitality Trust	160,093	1,087,032
Highwoods Properties, Inc.	74,124	3,153,976
Home Properties, Inc.	48,025	3,084,166
Hospitality Properties Trust	123,153	3,624,393
Hudson Pacific Properties, Inc.	46,464	1,247,558
Inland Real Estate Corp.	64,318	669,550
Invesco Mortgage Capital, Inc.	101,233	1,783,725
Investors Real Estate Trust	89,855	766,463
iStar Financial, Inc. *	63,767	948,853
Kennedy-Wilson Holdings, Inc.	57,506	1,502,057
Kite Realty Group Trust	67,020	1,723,754
LaSalle Hotel Properties	84,721	3,096,553
Lexington Realty Trust	169,222	1,841,135
LTC Properties, Inc.	27,973	1,145,494
Mack-Cali Realty Corp.	75,751	1,601,376
Medical Properties Trust, Inc.	144,625	2,037,766
MFA Financial, Inc.	301,205	2,542,170
Mid-America Apartment Communities, Inc.	61,611	4,455,708
Monmouth Real Estate Investment Corp., Class A	35,620	385,408
National Health Investors, Inc.	24,312	1,568,367
New Residential Investment Corp.	233,747	1,465,594
New York Mortgage Trust, Inc.	74,566	595,037
New York REIT, Inc. (a)	133,950	1,381,025
Newcastle Investment Corp.	93,877	1,272,038
NorthStar Realty Finance Corp.	156,728	2,901,035
Omega Healthcare Investors, Inc.	104,669	3,942,881
One Liberty Properties, Inc.	10,218	221,424
Parkway Properties, Inc.	58,258	1,208,854
Pebblebrook Hotel Trust	53,088	2,056,629
Pennsylvania Real Estate Investment Trust	57,177	1,152,688
PennyMac Mortgage Investment Trust	61,606	1,371,350
Piedmont Office Realty Trust, Inc., Class A	125,326	2,442,604
Post Properties, Inc.	45,504	2,503,630
Potlatch Corp.	34,833	1,486,672
PS Business Parks, Inc.	16,330	1,331,548
QTS Realty Trust, Inc., Class A	9,961	300,324
RAIT Financial Trust	56,962	460,823
Ramco-Gershenson Properties Trust	62,869	1,066,258
Redwood Trust, Inc.	67,850	1,314,255
Resource Capital Corp.	107,786	580,967
Retail Opportunity Investments Corp.	70,634	1,118,843

56 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Retail Properties of America, Inc., Class A	157,344	2,489,182
Rexford Industrial Realty, Inc.	10,866	160,165
RLJ Lodging Trust	106,047	3,161,261
Rouse Properties, Inc. (a)	29,137	509,315
Ryman Hospitality Properties, Inc. (a)	41,220	2,050,695
Sabra Health Care REIT, Inc.	39,313	1,119,634
Saul Centers, Inc.	10,417	519,287
Select Income REIT	28,052	782,651
Silver Bay Realty Trust Corp.	32,202	536,807
Sovran Self Storage, Inc.	27,546	2,128,479
Spirit Realty Capital, Inc.	308,230	3,640,196
STAG Industrial, Inc.	42,242	989,730
Starwood Property Trust, Inc.	181,311	4,324,267
Starwood Waypoint Residential Trust *	33,366	923,571
Strategic Hotels & Resorts, Inc. *	198,916	2,363,122
Summit Hotel Properties, Inc.	69,965	766,117
Sun Communities, Inc.	31,163	1,671,272
Sunstone Hotel Investors, Inc.	165,980	2,418,329
Tanger Factory Outlet Centers, Inc.	78,554	2,742,320
Tejon Ranch Co. *	11,916	335,078
The Geo Group, Inc.	60,472	2,262,862
The Howard Hughes Corp. *	25,716	4,072,643
The St. Joe Co. *(a)	75,905	1,644,102
Two Harbors Investment Corp.	304,826	3,267,735
Universal Health Realty Income Trust	11,401	503,582
Urstadt Biddle Properties, Inc., Class A	23,178	494,155
Washington Prime Group, Inc.	127,132	2,481,617
Washington REIT	54,956	1,526,678
Western Asset Mortgage Capital Corp.	27,192	413,318
Whitestone REIT	18,836	286,307

		217,769,149

Retailing 4.0%
1-800-Flowers.com, Inc., Class A *	15,923	82,003
Aaron’s, Inc.	61,042	1,563,896
Aeropostale, Inc. *(a)	37,855	158,612
America’s Car-Mart, Inc. *	5,620	238,063
American Eagle Outfitters, Inc.	137,718	1,939,069
ANN, Inc. *	39,565	1,639,574
Asbury Automotive Group, Inc. *	24,245	1,689,392
Ascena Retail Group, Inc. *	109,975	1,912,465
Barnes & Noble, Inc. *	31,344	747,868
bebe stores, Inc.	28,387	93,677
Big 5 Sporting Goods Corp.	13,693	139,669
Big Lots, Inc.	46,083	2,135,947
Blue Nile, Inc. *	11,081	314,700
Brown Shoe Co., Inc.	34,256	1,022,199
Burlington Stores, Inc. *	23,498	838,174
Cabela’s, Inc. *	39,055	2,383,136
Chico’s FAS, Inc.	126,019	1,991,100
Conn’s, Inc. *(a)	21,303	955,013
Core-Mark Holding Co., Inc.	18,423	887,252
Coupons.com, Inc. *(a)	8,130	124,226
CST Brands, Inc.	61,772	2,152,136
Destination Maternity Corp.	11,045	213,500
DSW, Inc., Class A	60,764	1,880,038
Express, Inc. *	71,608	1,241,683
Five Below, Inc. *	40,630	1,647,953
Francesca’s Holdings Corp. *	31,045	434,630
Fred’s, Inc., Class A	28,200	401,286
FTD Cos., Inc. *	15,600	516,672
Genesco, Inc. *	19,766	1,567,444
GNC Holdings, Inc., Class A	79,378	3,012,395
Gordmans Stores, Inc.	5,184	18,351
Group 1 Automotive, Inc.	16,969	1,360,235
Guess?, Inc.	51,285	1,202,120
Haverty Furniture Cos., Inc.	18,044	419,884
hhgregg, Inc. *	6,721	48,055
Hibbett Sports, Inc. *	21,253	965,524
HomeAway, Inc. *	53,180	1,765,576
HSN, Inc.	27,025	1,637,445
J.C. Penney Co., Inc. *(a)	253,649	2,739,409
Lands’ End, Inc. *	9,143	315,251
Liberty TripAdvisor Holdings, Inc., Class A *	60,385	2,159,971
Liberty Ventures, Series A *	60,385	2,300,065
Lithia Motors, Inc., Class A	18,859	1,648,654
Lumber Liquidators Holdings, Inc. *	21,205	1,213,350
MarineMax, Inc. *	19,798	341,713
Mattress Firm Holding Corp. *(a)	12,809	733,828
Monro Muffler Brake, Inc.	24,611	1,273,619
Murphy USA, Inc. *	36,234	1,973,666
New York & Co., Inc. *	25,877	87,982
Nutrisystem, Inc.	25,199	411,248
Office Depot, Inc. *	407,230	2,085,018
Orbitz Worldwide, Inc. *	36,739	301,260
Outerwall, Inc. *(a)	16,991	1,001,280
Overstock.com, Inc. *	12,681	224,073
Penske Automotive Group, Inc.	34,740	1,666,478
PetMed Express, Inc. (a)	16,017	225,519
Pier 1 Imports, Inc.	73,061	1,151,441
Pool Corp.	36,924	2,092,114
RadioShack Corp. *(a)	60,746	97,194
Rent-A-Center, Inc.	42,473	1,183,298
Restoration Hardware Holdings, Inc. *(a)	23,451	1,966,835
RetailMeNot, Inc. *	8,140	151,811
Sears Hometown & Outlet Stores, Inc. *	10,209	195,809
Select Comfort Corp. *	48,429	1,083,357
Shoe Carnival, Inc.	12,838	276,402
Shutterfly, Inc. *	32,585	1,662,161
Sonic Automotive, Inc., Class A	29,170	720,499
Sportsman’s Warehouse Holdings, Inc. *(a)	10,224	61,446
Stage Stores, Inc.	27,346	477,735
Stein Mart, Inc.	22,911	285,242
Systemax, Inc. *	7,538	109,904
The Bon-Ton Stores, Inc. (a)	9,391	99,169
The Buckle, Inc. (a)	22,721	1,117,419
The Cato Corp., Class A	20,954	726,475
The Children’s Place, Inc.	19,510	1,048,858
The Container Store Group, Inc. *	9,537	201,612
The Finish Line, Inc., Class A	39,681	1,175,748
The Men’s Wearhouse, Inc.	37,552	2,028,934

See financial notes 57

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Pep Boys-Manny, Moe & Jack *	44,957	499,922
The Wet Seal, Inc., Class A *(a)	67,789	69,145
Tile Shop Holdings, Inc. *(a)	16,103	185,990
Tilly’s, Inc., Class A *	7,032	57,311
Tuesday Morning Corp. *	31,825	559,483
Vitamin Shoppe, Inc. *	26,519	1,039,280
VOXX International Corp. *	4,354	43,105
West Marine, Inc. *	10,418	114,285
Weyco Group, Inc.	4,168	112,411
Winmark Corp.	1,654	119,419
zulily, Inc., Class A *(a)	8,386	275,061
Zumiez, Inc. *	19,153	619,599

		83,651,820

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	32,435	624,374
Advanced Micro Devices, Inc. *(a)	539,896	2,251,366
Amkor Technology, Inc. *	101,506	1,055,662
Applied Micro Circuits Corp. *(a)	63,067	534,177
Atmel Corp. *	346,226	3,067,562
Brooks Automation, Inc.	56,690	642,865
Cabot Microelectronics Corp. *	20,136	863,834
Cavium, Inc. *	43,120	2,422,482
CEVA, Inc. *	18,761	284,417
Cirrus Logic, Inc. *	50,912	1,231,052
Cohu, Inc.	18,274	224,770
Cypress Semiconductor Corp. *	120,467	1,331,160
Diodes, Inc. *	32,435	825,471
Entegris, Inc. *	114,350	1,388,209
Entropic Communications, Inc. *	78,957	207,657
Exar Corp. *	41,993	418,670
Fairchild Semiconductor International, Inc. *	103,055	1,808,615
First Solar, Inc. *	58,460	4,073,493
FormFactor, Inc. *	46,905	330,211
GT Advanced Technologies, Inc. *(a)	106,813	1,902,340
Inphi Corp. *	17,152	258,138
Integrated Device Technology, Inc. *	110,859	1,823,631
Integrated Silicon Solution, Inc.	25,109	372,366
Intermolecular, Inc. *(a)	14,444	32,066
International Rectifier Corp. *	58,727	2,313,844
Intersil Corp., Class A	105,736	1,590,798
IXYS Corp.	20,552	246,418
Kulicke & Soffa Industries, Inc. *	65,354	960,050
Lattice Semiconductor Corp. *	98,550	740,110
M/A-COM Technology Solutions Holdings, Inc. *	12,023	284,705
Micrel, Inc.	39,218	491,402
Microsemi Corp. *	80,478	2,143,934
MKS Instruments, Inc.	43,403	1,473,098
Monolithic Power Systems, Inc.	29,827	1,425,134
Nanometrics, Inc. *	18,914	316,242
OmniVision Technologies, Inc. *	46,128	1,250,530
ON Semiconductor Corp. *	362,696	3,539,913
PDF Solutions, Inc. *	22,090	441,137
Peregrine Semiconductor Corp. *	24,447	304,365
Photronics, Inc. *	53,667	473,880
PMC-Sierra, Inc. *	160,297	1,182,992
Power Integrations, Inc.	25,692	1,535,868
Rambus, Inc. *	95,158	1,180,911
RF Micro Devices, Inc. *	223,627	2,788,629
Rudolph Technologies, Inc. *	25,319	244,835
Semtech Corp. *	55,016	1,433,442
Silicon Image, Inc. *	62,569	316,599
Silicon Laboratories, Inc. *	32,426	1,469,871
Spansion, Inc., Class A *	41,271	920,343
SunEdison, Inc. *	202,997	4,472,024
SunPower Corp. *	34,488	1,318,131
Synaptics, Inc. *	28,898	2,372,526
Teradyne, Inc.	158,948	3,272,739
Tessera Technologies, Inc.	41,893	1,238,776
TriQuint Semiconductor, Inc. *	135,231	2,794,549
Ultratech, Inc. *	24,865	643,009
Veeco Instruments, Inc. *	32,558	1,151,576

		74,306,968

Software & Services 7.6%
A10 Networks, Inc. *	10,410	121,381
ACI Worldwide, Inc. *	92,035	1,791,921
Actuate Corp. *	26,626	118,219
Acxiom Corp. *	62,959	1,167,575
Advent Software, Inc.	33,158	1,071,335
Aerohive Networks, Inc. *	6,404	51,040
Angie’s List, Inc. *	35,216	270,107
AOL, Inc. *	66,231	2,862,504
Aspen Technology, Inc. *	75,727	3,111,622
Bankrate, Inc. *	46,559	653,688
Barracuda Networks, Inc. *(a)	2,504	62,224
Bazaarvoice, Inc. *(a)	35,179	256,807
Benefitfocus, Inc. *(a)	3,272	108,041
Blackbaud, Inc.	37,776	1,469,109
Blackhawk Network Holdings, Inc. *(a)	8,828	243,476
Blackhawk Network Holdings, Inc., Class B *	31,197	856,982
Blucora, Inc. *	35,560	554,025
Booz Allen Hamilton Holding Corp.	59,118	1,311,237
Borderfree, Inc. *(a)	4,151	58,156
Bottomline Technologies (de), Inc. *	32,505	915,341
Broadridge Financial Solutions, Inc.	99,242	4,221,755
BroadSoft, Inc. *	24,388	581,898
CACI International, Inc., Class A *	19,140	1,380,377
Carbonite, Inc. *	9,631	102,666
Cardtronics, Inc. *	36,643	1,300,826
Care.com, Inc. *(a)	4,595	42,136
Cass Information Systems, Inc.	7,770	364,568
ChannelAdvisor Corp. *	8,604	139,385
Ciber, Inc. *	51,252	195,783
CommVault Systems, Inc. *	36,085	1,989,727
Computer Task Group, Inc.	12,699	162,293
Compuware Corp.	179,391	1,677,306
comScore, Inc. *	26,507	1,015,483
Comverse, Inc. *	19,609	484,146
Constant Contact, Inc. *	27,641	861,570
Convergys Corp.	85,528	1,642,138
Conversant, Inc. *	54,043	1,488,344

58 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
CoreLogic, Inc. *	77,421	2,188,692
Cornerstone OnDemand, Inc. *	37,153	1,391,008
CoStar Group, Inc. *	26,268	3,802,293
Covisint Corp. *(a)	4,340	20,875
CSG Systems International, Inc.	28,800	798,336
Cvent, Inc. *(a)	9,032	226,884
Cyan, Inc. *(a)	7,232	27,265
Dealertrack Technologies, Inc. *	36,543	1,635,665
Demand Media, Inc. *	5,611	50,443
Demandware, Inc. *	23,391	1,243,232
Dice Holdings, Inc. *	27,579	234,146
Digital River, Inc. *	25,093	383,170
DST Systems, Inc.	29,263	2,715,899
E2open, Inc. *	12,468	188,267
EarthLink Holdings Corp.	85,207	351,905
Ebix, Inc. (a)	27,937	431,347
Ellie Mae, Inc. *	20,689	740,666
EnerNOC, Inc. *	21,018	412,794
Envestnet, Inc. *	25,184	1,158,716
EPAM Systems, Inc. *	20,606	775,816
Epiq Systems, Inc.	27,796	404,432
ePlus, Inc. *	3,308	193,419
Euronet Worldwide, Inc. *	38,980	2,077,634
EVERTEC, Inc.	54,310	1,250,759
Everyday Health, Inc. *	5,956	86,719
ExlService Holdings, Inc. *	26,552	724,073
Fair Isaac Corp.	29,203	1,698,739
Five9, Inc. *	8,761	51,427
Forrester Research, Inc.	9,138	355,103
Fortinet, Inc. *	113,026	2,917,201
Gigamon, Inc. *(a)	10,564	114,936
Global Cash Access Holdings, Inc. *	44,941	350,989
Global Eagle Entertainment, Inc. *	42,321	534,091
Gogo, Inc. *(a)	9,108	154,198
GrubHub, Inc. *(a)	5,820	223,721
Guidewire Software, Inc. *	56,852	2,589,609
Heartland Payment Systems, Inc.	30,906	1,476,380
Higher One Holdings, Inc. *	25,900	100,492
iGATE Corp. *	23,847	892,355
Imperva, Inc. *	17,451	507,999
Infoblox, Inc. *	38,876	522,882
Interactive Intelligence Group, Inc. *	12,427	532,000
Internap Network Services Corp. *	42,043	287,574
Intralinks Holdings, Inc. *	31,181	245,083
j2 Global, Inc.	38,092	2,036,017
Jive Software, Inc. *	19,909	138,965
Liquidity Services, Inc. *	22,917	349,255
LivePerson, Inc. *	41,366	534,035
LogMeIn, Inc. *	18,234	770,934
Manhattan Associates, Inc. *	64,385	1,859,439
ManTech International Corp., Class A	21,263	616,202
Marin Software, Inc. *	4,694	39,195
Marketo, Inc. *	14,379	421,017
MAXIMUS, Inc.	55,678	2,293,934
Mentor Graphics Corp.	78,251	1,706,654
MicroStrategy, Inc., Class A *	7,241	1,005,992
Millennial Media, Inc. *(a)	4,405	10,484
Model N, Inc. *	4,145	38,300
MoneyGram International, Inc. *	25,029	351,908
Monotype Imaging Holdings, Inc.	34,256	1,006,784
Monster Worldwide, Inc. *	60,096	346,754
Move, Inc. *	33,779	537,086
NetScout Systems, Inc. *	30,389	1,400,021
NeuStar, Inc., Class A *	51,758	1,526,343
NIC, Inc.	51,811	970,938
OPOWER, Inc. *(a)	5,264	82,329
Pandora Media, Inc. *	142,117	3,842,844
Paycom Software, Inc. *	5,455	97,754
Pegasystems, Inc.	28,042	622,532
Perficient, Inc. *	29,685	511,176
Progress Software Corp. *	41,519	961,580
Proofpoint, Inc. *	18,862	752,217
PROS Holdings, Inc. *	21,263	544,120
PTC, Inc. *	97,558	3,774,519
Q2 Holdings, Inc. *	6,746	99,571
Qlik Technologies, Inc. *	75,882	2,142,149
Qualys, Inc. *	12,896	313,373
QuinStreet, Inc. *	3,529	16,904
Rally Software Development Corp. *	10,849	125,197
RealNetworks, Inc. *	5,084	39,147
RealPage, Inc. *	43,030	693,644
Rightside Group Ltd. *	5,611	67,276
Rocket Fuel, Inc. *(a)	7,797	127,013
Rosetta Stone, Inc. *	12,027	105,236
Rovi Corp. *	78,155	1,807,725
Sapient Corp. *	95,375	1,383,891
Science Applications International Corp.	33,403	1,540,546
SciQuest, Inc. *	18,765	299,677
Seachange International, Inc. *	6,637	50,375
ServiceSource International, Inc. *(a)	26,618	101,148
Shutterstock, Inc. *	8,283	586,436
Silver Spring Networks, Inc. *	4,185	43,482
SolarWinds, Inc. *	54,132	2,316,308
Splunk, Inc. *	74,642	4,026,936
SPS Commerce, Inc. *	12,611	705,459
SS&C Technologies Holdings, Inc. *	51,367	2,324,870
Stamps.com, Inc. *	10,402	350,131
Sykes Enterprises, Inc. *	33,329	697,909
Synchronoss Technologies, Inc. *	27,586	1,218,474
Syntel, Inc. *	13,376	1,195,413
Tableau Software, Inc., Class A *	28,846	1,889,125
Take-Two Interactive Software, Inc. *	76,166	1,790,663
Tangoe, Inc. *	28,615	398,321
TeleTech Holdings, Inc. *	17,888	480,293
Textura Corp. *(a)	15,316	441,407
The Rubicon Project, Inc. *	5,915	57,612
The Ultimate Software Group, Inc. *	23,250	3,417,517
TiVo, Inc. *	94,704	1,334,379
Travelzoo, Inc. *	7,459	127,176
Tremor Video, Inc. *(a)	6,016	17,988
TrueCar, Inc. *(a)	6,450	133,321
Trulia, Inc. *(a)	27,112	1,670,913
Tyler Technologies, Inc. *	24,238	2,158,636
Unisys Corp. *	39,168	916,923
United Online, Inc.	11,115	141,939

See financial notes 59

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Varonis Systems, Inc. *(a)	4,295	102,221
VASCO Data Security International, Inc. *	25,046	369,929
VeriFone Systems, Inc. *	91,642	3,200,139
Verint Systems, Inc. *	48,528	2,432,709
VirnetX Holding Corp. *(a)	36,110	532,622
Virtusa Corp. *	21,761	740,962
Vringo, Inc. *	39,648	40,044
Web.com Group, Inc. *	37,650	713,467
WebMD Health Corp. *	30,270	1,463,554
WEX, Inc. *	31,868	3,621,798
XO Group, Inc. *	21,652	253,545
Xoom Corp. *	11,805	269,862
Yelp, Inc. *	48,128	3,966,710
Zendesk, Inc. *(a)	9,275	252,187
Zillow, Inc., Class A *	19,578	2,808,660
Zynga, Inc., Class A *	547,628	1,585,383

		160,632,048

Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	45,633	1,053,210
Aeroflex Holding Corp. *	11,613	122,633
Anixter International, Inc.	21,915	1,955,475
ARRIS Group, Inc. *	99,060	3,032,227
Aruba Networks, Inc. *	88,092	1,880,764
AVX Corp.	40,159	553,391
Badger Meter, Inc.	11,316	589,337
Belden, Inc.	36,366	2,657,264
Benchmark Electronics, Inc. *	43,194	1,063,868
Black Box Corp.	14,433	341,340
Brocade Communications Systems, Inc.	358,141	3,778,388
CalAmp Corp. *	29,000	559,120
Calix, Inc. *	16,605	174,353
CDW Corp.	70,222	2,320,135
Checkpoint Systems, Inc. *	34,519	478,088
Ciena Corp. *	89,092	1,843,313
Cognex Corp. *	67,842	2,848,007
Coherent, Inc. *	21,313	1,374,049
CommScope Holding Co., Inc. *	66,405	1,710,593
Comtech Telecommunications Corp.	14,775	562,041
Control4 Corp. *(a)	3,476	51,653
Cray, Inc. *	33,429	943,032
CTS Corp.	30,618	542,857
Daktronics, Inc.	24,188	318,314
Diebold, Inc.	52,364	1,988,261
Dolby Laboratories, Inc., Class A *	39,804	1,854,070
DTS, Inc. *	16,468	393,421
EchoStar Corp., Class A *	34,933	1,761,671
Electro Rent Corp.	15,247	230,687
Electro Scientific Industries, Inc.	21,095	156,525
Electronics For Imaging, Inc. *	38,235	1,683,869
Emulex Corp. *	50,114	274,625
Extreme Networks, Inc. *	61,350	326,996
Fabrinet *	21,399	346,450
FARO Technologies, Inc. *	15,180	880,592
FEI Co.	35,079	2,948,039
Finisar Corp. *	81,064	1,646,410
GSI Group, Inc. *	21,445	274,925
Harmonic, Inc. *	72,351	475,346
II-VI, Inc. *	47,344	660,922
Infinera Corp. *	92,067	974,069
Ingram Micro, Inc., Class A *	127,646	3,680,034
Insight Enterprises, Inc. *	34,624	908,534
InterDigital, Inc.	32,497	1,441,892
InvenSense, Inc. *(a)	44,630	1,153,686
IPG Photonics Corp. *	29,777	2,045,084
Itron, Inc. *	34,006	1,435,733
Ixia *	47,094	453,044
JDS Uniphase Corp. *	192,233	2,220,291
Knowles Corp. *	69,910	2,301,437
Lexmark International, Inc., Class A	51,208	2,589,076
Littelfuse, Inc.	17,911	1,646,200
Maxwell Technologies, Inc. *	25,234	259,153
Measurement Specialties, Inc. *	13,174	1,130,593
Methode Electronics, Inc.	29,188	984,219
MTS Systems Corp.	12,377	879,757
Multi-Fineline Electronix, Inc. *	6,799	68,874
NETGEAR, Inc. *	30,533	1,014,306
Newport Corp. *	32,479	612,879
Nimble Storage, Inc. *(a)	4,994	135,038
Oplink Communications, Inc.	14,839	286,689
OSI Systems, Inc. *	16,501	1,151,110
Palo Alto Networks, Inc. *	38,700	3,289,113
Park Electrochemical Corp.	17,383	489,158
PC Connection, Inc.	15,765	357,550
Plantronics, Inc.	34,992	1,670,168
Plexus Corp. *	29,000	1,194,510
Polycom, Inc. *	111,940	1,483,205
Procera Networks, Inc. *	7,442	76,578
QLogic Corp. *	69,054	624,939
Quantum Corp. *	120,287	150,359
RealD, Inc. *	37,341	347,645
Riverbed Technology, Inc. *	130,884	2,465,855
Rofin-Sinar Technologies, Inc. *	25,692	615,580
Rogers Corp. *	15,269	918,888
Ruckus Wireless, Inc. *	44,791	623,043
Sanmina Corp. *	67,697	1,589,526
ScanSource, Inc. *	25,111	968,280
ShoreTel, Inc. *	35,268	236,296
Silicon Graphics International Corp. *	29,385	287,973
Sonus Networks, Inc. *	177,500	669,175
Super Micro Computer, Inc. *	25,916	634,683
SYNNEX Corp. *	21,912	1,528,143
Tech Data Corp. *	31,931	2,155,343
TTM Technologies, Inc. *	46,385	354,845
Ubiquiti Networks, Inc. *(a)	13,476	611,271
Universal Display Corp. *	35,083	1,218,783
ViaSat, Inc. *	35,140	2,000,872
Viasystems Group, Inc. *	4,172	44,432
Vishay Intertechnology, Inc.	114,057	1,824,912
Zebra Technologies Corp., Class A *	41,516	3,239,494

		105,698,578

Telecommunication Services 0.5%
8x8, Inc. *	61,602	478,648
Atlantic Tele-Network, Inc.	8,564	502,193
Boingo Wireless, Inc. *	10,600	73,776

60 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cincinnati Bell, Inc. *	174,049	638,760
Cogent Communications Holdings, Inc.	35,961	1,246,408
Consolidated Communications Holdings, Inc.	29,598	721,599
FairPoint Communications, Inc. *	17,690	285,870
General Communication, Inc., Class A *	23,988	269,625
Globalstar, Inc. *	202,082	804,286
IDT Corp., Class B	15,621	245,406
inContact, Inc. *	47,094	431,381
Intelsat S.A. *	17,156	300,916
Iridium Communications, Inc. *(a)	64,425	605,595
NTELOS Holdings Corp. (a)	11,426	150,709
Premiere Global Services, Inc. *	36,387	479,217
RingCentral, Inc., Class A *	6,364	85,469
Shenandoah Telecommunications Co.	20,092	554,941
Spok Holdings, Inc.	16,012	236,978
Telephone & Data Systems, Inc.	81,141	2,137,254
United States Cellular Corp. *	11,945	450,565
Vonage Holdings Corp. *	155,489	536,437

		11,236,033

Transportation 3.5%
Air Transport Services Group, Inc. *	29,721	242,821
Alaska Air Group, Inc.	113,036	5,238,088
Allegiant Travel Co.	11,415	1,402,447
AMERCO	5,011	1,392,106
American Airlines Group, Inc.	592,339	23,047,910
ArcBest Corp.	21,458	770,342
Atlas Air Worldwide Holdings, Inc. *	19,493	652,041
Avis Budget Group, Inc. *	86,684	5,852,037
Celadon Group, Inc.	18,059	378,155
Con-way, Inc.	46,706	2,393,683
Echo Global Logistics, Inc. *	12,753	331,068
Forward Air Corp.	25,692	1,189,283
Hawaiian Holdings, Inc. *	44,526	694,606
Heartland Express, Inc.	40,580	951,601
Hub Group, Inc., Class A *	28,613	1,244,379
JetBlue Airways Corp. *	187,836	2,297,234
Knight Transportation, Inc.	48,869	1,238,829
Landstar System, Inc.	38,065	2,583,281
Marten Transport Ltd.	19,339	382,912
Matson, Inc.	37,564	1,013,852
Old Dominion Freight Line, Inc. *	57,400	3,826,858
Park-Ohio Holdings Corp.	7,443	431,992
Patriot Transportation Holding, Inc. *	4,819	167,171
Republic Airways Holdings, Inc. *	42,602	432,410
Roadrunner Transportation Systems, Inc. *	21,466	540,514
Ryder System, Inc.	43,734	3,950,930
Saia, Inc. *	21,758	1,032,852
SkyWest, Inc.	40,335	361,805
Spirit Airlines, Inc. *	59,824	4,211,011
Swift Transportation Co. *	92,311	1,955,147
Universal Truckload Services, Inc.	2,642	65,759
UTi Worldwide, Inc. *	72,875	668,993
Werner Enterprises, Inc.	38,968	970,303
Wesco Aircraft Holdings, Inc. *	41,655	763,953
XPO Logistics, Inc. *	42,247	1,308,390

		73,984,763

Utilities 2.7%
ALLETE, Inc.	31,381	1,527,313
American States Water Co.	30,722	992,321
Atmos Energy Corp.	82,392	4,165,740
Avista Corp.	48,410	1,571,389
Black Hills Corp.	37,247	2,001,281
California Water Service Group	36,658	892,989
Chesapeake Utilities Corp.	7,781	536,656
Cleco Corp.	49,016	2,765,483
Connecticut Water Service, Inc.	8,811	290,322
Dynegy, Inc. *	80,813	2,640,969
El Paso Electric Co.	32,936	1,295,702
Great Plains Energy, Inc.	126,438	3,245,663
Hawaiian Electric Industries, Inc. (a)	81,430	2,067,508
IDACORP, Inc.	41,367	2,346,336
MGE Energy, Inc.	28,568	1,149,291
Middlesex Water Co.	12,964	266,151
New Jersey Resources Corp.	35,710	1,865,133
Northwest Natural Gas Co.	23,661	1,075,629
NorthWestern Corp.	33,229	1,604,296
NRG Yield, Inc., Class A	26,700	1,452,213
ONE Gas, Inc.	44,243	1,656,015
Ormat Technologies, Inc.	14,208	391,146
Otter Tail Corp.	28,339	807,378
Pattern Energy Group, Inc.	30,928	996,964
Piedmont Natural Gas Co., Inc.	62,845	2,350,403
PNM Resources, Inc.	64,006	1,677,597
Portland General Electric Co.	64,300	2,216,421
SJW Corp.	11,683	319,413
South Jersey Industries, Inc.	28,223	1,635,523
Southwest Gas Corp.	37,962	1,981,996
The Empire District Electric Co. (a)	32,975	852,404
The Laclede Group, Inc.	33,895	1,676,108
UIL Holdings Corp.	48,316	1,799,771
Unitil Corp.	10,055	327,692
Vectren Corp.	68,994	2,844,623
WGL Holdings, Inc.	44,224	1,923,302
York Water Co.	9,641	194,555

		57,403,696

Total Common Stock
(Cost $1,697,595,459)		2,101,639,329

Other Investment Companies 2.9% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	1,475,661	1,475,661

See financial notes 61

 Schwab U.S. Small-Cap ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	60,135,167	60,135,167

Total Other Investment Companies
(Cost $61,610,828)		61,610,828

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	45,801	115,419

Total Rights
(Cost $115,419)		115,419

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 09/18/14 (e)(f)	100,000	99,999

Total Short-Term Investment
(Cost $99,999)		99,999

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $1,761,255,152 and the unrealized appreciation and depreciation were $458,520,773 and ($56,310,350), respectively, with a net unrealized appreciation of $402,210,423.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $59,854,274.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is held as collateral for open futures contracts.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 08/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 09/19/14	5	586,700	21,390

62 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of August 31, 2014

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	1,779,216,306	2,069,141,410
0.1%	Other Investment Companies	1,052,105	1,078,492

99.8%	Total Investments	1,780,268,411	2,070,219,902
0.2%	Other Assets and Liabilities, Net		5,111,170

100.0%	Net Assets		2,075,331,072

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Banks 0.1%
First Financial Bancorp	31,137	517,186
Umpqua Holdings Corp.	83,550	1,459,618

		1,976,804

Capital Goods 12.7%
3M Co.	306,360	44,115,840
Eaton Corp. plc	234,544	16,373,517
Emerson Electric Co.	345,710	22,132,354
Fastenal Co.	133,974	6,066,343
General Dynamics Corp.	160,589	19,792,594
Illinois Tool Works, Inc.	187,197	16,512,647
Lockheed Martin Corp.	131,311	22,848,114
Northrop Grumman Corp.	105,780	13,457,332
Raytheon Co.	154,410	14,875,859
The Boeing Co.	330,314	41,883,815
United Technologies Corp.	416,214	44,942,788

		263,001,203

Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	98,400	1,738,728

Consumer Durables & Apparel 0.8%
Garmin Ltd.	60,352	3,278,924
Hasbro, Inc.	56,797	2,990,646
Leggett & Platt, Inc.	68,294	2,396,437
Mattel, Inc.	166,717	5,750,069
Tupperware Brands Corp.	24,764	1,814,211

		16,230,287

Consumer Services 2.7%
Cracker Barrel Old Country Store, Inc.	11,554	1,160,137
Darden Restaurants, Inc.	64,429	3,048,780
H&R Block, Inc.	134,711	4,516,860
International Game Technology	123,046	2,074,556
McDonald’s Corp.	487,968	45,732,361

		56,532,694

Diversified Financials 0.7%
Federated Investors, Inc., Class B	48,703	1,494,695
T. Rowe Price Group, Inc.	128,705	10,424,461
Waddell & Reed Financial, Inc., Class A	41,716	2,273,522

		14,192,678

Energy 12.7%
Chevron Corp.	729,725	94,462,901
ConocoPhillips	605,466	49,175,949
Exxon Mobil Corp.	895,146	89,031,221
Helmerich & Payne, Inc.	52,780	5,544,539
HollyFrontier Corp.	97,639	4,884,879
RPC, Inc.	31,683	721,422
The Williams Cos., Inc.	338,094	20,096,307

		263,917,218

Food & Staples Retailing 3.4%
Sysco Corp.	287,428	10,873,401
Wal-Mart Stores, Inc.	794,852	60,011,326

		70,884,727

Food, Beverage & Tobacco 11.4%
Altria Group, Inc.	978,865	42,169,504
B&G Foods, Inc.	26,254	792,871
Campbell Soup Co.	87,818	3,936,003
ConAgra Foods, Inc.	206,564	6,651,361
Flowers Foods, Inc.	85,765	1,679,279
General Mills, Inc.	303,336	16,192,076
Kellogg Co.	126,258	8,202,982
PepsiCo, Inc.	747,394	69,126,471
Reynolds American, Inc.	152,975	8,944,448
The Coca-Cola Co.	1,863,369	77,739,755
Universal Corp.	11,006	580,676

		236,015,426

Health Care Equipment & Services 1.3%
Baxter International, Inc.	267,533	20,059,624
Computer Programs & Systems, Inc.	5,422	333,128
Meridian Bioscience, Inc.	23,571	461,284
Owens & Minor, Inc.	30,960	1,065,024
Quest Diagnostics, Inc.	70,736	4,471,223

		26,390,283

Household & Personal Products 7.1%
Colgate-Palmolive Co.	429,621	27,809,368
Kimberly-Clark Corp.	185,829	20,069,532

See financial notes 63

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Clorox Co.	63,700	5,643,820
The Procter & Gamble Co.	1,141,112	94,837,818

		148,360,538

Insurance 1.0%
Aflac, Inc.	223,941	13,714,147
Arthur J. Gallagher & Co.	76,925	3,633,168
Mercury General Corp.	17,540	898,574
PartnerRe Ltd.	21,741	2,428,252
Safety Insurance Group, Inc.	6,504	359,021

		21,033,162

Materials 4.3%
Air Products & Chemicals, Inc.	104,804	13,960,941
Compass Minerals International, Inc.	16,392	1,460,035
E.I. du Pont de Nemours & Co.	452,028	29,883,571
International Paper Co.	214,061	10,371,255
Schweitzer-Mauduit International, Inc.	14,658	627,949
Sonoco Products Co.	49,947	2,055,819
The Dow Chemical Co.	594,424	31,831,405

		90,190,975

Media 0.7%
Gannett Co., Inc.	111,579	3,766,907
Meredith Corp.	18,181	846,871
Omnicom Group, Inc.	127,112	9,153,335

		13,767,113

Pharmaceuticals, Biotechnology & Life Sciences 10.3%
Eli Lilly & Co.	484,651	30,804,418
Johnson & Johnson	884,011	91,698,461
Pfizer, Inc.	3,103,411	91,209,249

		213,712,128

Retailing 4.5%
American Eagle Outfitters, Inc.	83,730	1,178,918
Genuine Parts Co.	75,496	6,624,019
Staples, Inc.	319,114	3,727,252
Target Corp.	312,660	18,781,486
The Home Depot, Inc.	674,758	63,089,873

		93,401,548

Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	155,437	7,945,940
Intel Corp.	2,453,936	85,691,445
Linear Technology Corp.	115,883	5,227,482
Maxim Integrated Products, Inc.	138,887	4,290,219
Microchip Technology, Inc.	99,286	4,848,135
Texas Instruments, Inc.	531,631	25,613,982
Xilinx, Inc.	132,077	5,580,253

		139,197,456

Software & Services 6.4%
Automatic Data Processing, Inc.	237,591	19,834,097
CA, Inc.	158,362	4,472,143
Microsoft Corp.	2,235,438	101,555,948
Paychex, Inc.	159,258	6,633,096

		132,495,284

Technology Hardware & Equipment 0.2%
Harris Corp.	52,436	3,743,406

Telecommunication Services 8.7%
AT&T, Inc.	2,558,468	89,444,041
Verizon Communications, Inc.	1,850,447	92,189,270

		181,633,311

Transportation 3.4%
C.H. Robinson Worldwide, Inc.	72,865	4,973,765
CSX Corp.	495,235	15,307,714
Norfolk Southern Corp.	153,073	16,378,811
United Parcel Service, Inc., Class B	347,646	33,836,385

		70,496,675

Utilities 0.5%
Alliant Energy Corp.	54,262	3,173,784
Questar Corp.	85,998	2,021,813
Wisconsin Energy Corp.	111,056	5,034,169

		10,229,766

Total Common Stock
(Cost $1,779,216,306)		2,069,141,410

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	5,000	390,600

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	687,892	687,892

Total Other Investment Companies
(Cost $1,052,105)		1,078,492

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $1,780,166,224 and the unrealized appreciation and depreciation were $300,887,352 and ($10,833,674), respectively, with a net unrealized appreciation of $290,053,678.

ETF —	Exchange Traded Fund

(a)	The rate shown is the 7-day yield.

64 See financial notes

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (ten of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

October 17, 2014
PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111
T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	October 16, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	October 16, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	October 16, 2014